UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N‑CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811‑21349

Name of Fund:	BlackRock Limited Duration Income Trust (BLW)

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Limited Duration Income Trust, 50 Hudson Yards, New York, NY 10001
Registrant’s telephone number, including area code: (800) 882‑0052, Option 4
Date of fiscal year end: 12/31/2025
Date of reporting period: 06/30/2025

Item 1 – Reports to Stockholders
(a) The Reports to Shareholders are attached herewith.

June 30, 2025
2025 Semi-Annual Report (Unaudited)

BlackRock Debt Strategies Fund, Inc. (DSU)
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
BlackRock Income Trust, Inc. (BKT)
BlackRock Limited Duration Income Trust (BLW)
BlackRock Multi-Sector Income Trust (BIT)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Supplemental Information (unaudited)

Section 19(a) Notices
BlackRock Debt Strategies Fund, Inc.’s (DSU), BlackRock Floating Rate Income Strategies Fund, Inc.’s (FRA), BlackRock Income Trust, Inc.’s (BKT), BlackRock Limited Duration Income Trust’s (BLW) and BlackRock Multi-Sector Income Trust’s (BIT) (collectively, the “Funds" or individually, a “Fund”) amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Each Fund will provide a Form 1099-DIV each calendar year that will tell you how to report these distributions for U.S. federal income tax purposes.
June 30, 2025
	Total Cumulative Distributions for the Fiscal Period					% Breakdown of the Total Cumulative Distributions for the Fiscal Period
Fund Name	Net Income	Net Realized Capital Gains Short-Term	Net Realized Capital Gains Long-Term	Return of Capital (a)	Total Per Common Share	Net Income	Net Realized Capital Gains Short-Term	Net Realized Capital Gains Long-Term	Return of Capital	Total Per Common Share
DSU	$ 0.366371	$ —	$ —	$ 0.226009	$ 0.592380	62%	— %	— %	38%	100%
FRA	0.472683	—	—	0.270357	0.743040	64	—	—	36	100
BKT	0.215043	—	—	0.314157	0.529200	41	—	—	59	100
BLW	0.511483	—	—	0.167717	0.679200	75	—	—	25	100
BIT	0.454225	—	—	0.287975	0.742200	61	—	—	39	100

(a)
Each Fund estimates that it has distributed more than its net income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in a Fund is returned to the shareholder. A return of capital does not necessarily reflect a Fund’s investment performance and should not be confused with “yield” or “income.” When distributions exceed total return performance, the difference will reduce a Fund’s net asset value per share.

Section 19(a) notices for the Funds, as applicable, are available on the BlackRock website at blackrock.com.
Managed Distribution Plan
The Funds, each with the approval of its Board of Directors or Board of Trustees, as applicable (the “Board”), has adopted a managed distribution plan, consistent with its investment objectives and policies, to support a level distribution of income, capital gains and/or return of capital (the “Plan”). In accordance with the Plans, the Funds currently distribute the following fixed amounts per share on a monthly basis.
Fund Name	Amount Per Common Share
DSU	$ 0.098730
FRA	0.123840
BKT	0.088200
BLW	0.113200
BIT	0.123700
The fixed amounts distributed per share are subject to change at the discretion of each Fund’s Board. Each Fund is currently not relying on any exemptive relief from Section 19(b) of the Investment Company Act of 1940, as amended (the “1940 Act”). Under its Plan, a Fund will distribute all available investment income to its shareholders as required by the Internal Revenue Code of 1986, as amended (the “Code”). If sufficient income (inclusive of net investment income and short-term capital gains) is not earned on a monthly basis, a Fund will distribute long-term capital gains and/or return of capital to shareholders in order to maintain a level distribution. Each monthly distribution to shareholders is expected to be at the fixed amount established by the Board; however, a Fund may make additional distributions from time to time, including additional capital gain distributions at the end of the taxable year, if required to meet requirements imposed by the Code and/or the 1940 Act.
Shareholders should not draw any conclusions about a Fund’s investment performance from the amount of these distributions or from the terms of the Plan. Each Fund’s total return performance is presented in its financial highlights table.
Each Fund’s Board may amend, suspend or terminate a Fund’s Plan at any time without prior notice to the Fund’s shareholders if it deems such actions to be in the best interests of the Fund or its shareholders. The suspension or termination of the Plan could have the effect of creating a trading discount (if the Fund’s stock is trading at or above net asset value) or widening an existing trading discount. Each Fund is subject to risks that could have an adverse impact on its ability to maintain level distributions. Examples of potential risks include, but are not limited to, economic downturns impacting the markets, changes in interest rates, decreased market volatility, companies suspending or decreasing corporate dividend distributions and changes in the Code.  Please refer to DSU’s, BKT’s, BLW’s and BIT’s prospectus for a more complete description of a Fund’s risks.

2025 BlackRock Semi-Annual Report to Shareholders

Table of Contents

The Benefits and Risks of Leveraging
The Funds may utilize leverage to seek to enhance the distribution rate on, and net asset value (“NAV”) of, their common shares (“Common Shares”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by a Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage (after paying the leverage costs) is paid to shareholders in the form of dividends, and the value of these portfolio holdings (less the leverage liability) is reflected in the per share NAV.
To illustrate these concepts, assume a Fund’s capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, a Fund’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by a Fund with the proceeds from leverage earn income based on longer-term interest rates. In this case, a Fund’s financing cost of leverage is significantly lower than the income earned on a Fund’s longer-term investments acquired from such leverage proceeds, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.
However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if a Fund had not used leverage. Furthermore, the value of the Funds’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the amount of each Fund’s obligations under its respective leverage arrangement generally does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Funds’ NAVs positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that a Fund’s intended leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV, market price and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV and market price of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by shareholders and may reduce income to the shareholders. Moreover, to the extent the calculation of each Fund’s investment advisory fees includes assets purchased with the proceeds of leverage, the investment advisory fees payable to the Funds’ investment adviser will be higher than if the Funds did not use leverage.
Each Fund may utilize leverage through a credit facility or reverse repurchase agreements as described in the Notes to Financial Statements, if applicable.
Under the Investment Company Act of 1940, as amended (the “1940 Act”), each Fund is permitted to borrow money (including through the use of TOB Trusts) or issue debt securities up to 33 1/3% of its total managed assets. A Fund may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act. In addition, a Fund may also be subject to certain asset coverage, leverage or portfolio composition requirements imposed by its credit facility, which may be more stringent than those imposed by the 1940 Act.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2025 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of June 30, 2025

BlackRock Debt Strategies Fund, Inc. (DSU)
Investment Objective
BlackRock Debt Strategies Fund, Inc.’s (DSU) (the “Fund”) primary investment objective is to seek to provide current income by investing primarily in a diversified portfolio of U.S. companies’ debt instruments, including senior and subordinated corporate loans, both secured and unsecured, which are rated in the lower rating categories of the established rating services (BBB or lower by S&P Global Ratings ("S&P") or Baa or lower by Moody’s Investors Service, Inc. (“Moody’s”)) or unrated debt instruments, which are in the judgment of the investment adviser of equivalent quality. The Fund may invest directly in debt instruments or synthetically through the use of derivatives. The Fund’s secondary investment objective is to seek to provide capital appreciation.
No assurance can be given that the Fund’s investment objective will be achieved.
Fund Information
Symbol on New York Stock Exchange	DSU
Initial Offering Date	March 27, 1998
Current Distribution Rate on Closing Market Price as of June 30, 2025 ($10.56)(a)	11.22%
Current Monthly Distribution per Common Share(b)	$0.098730
Current Annualized Distribution per Common Share(b)	$1.184760
Leverage as of June 30, 2025(c)	17%

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(c)
Represents bank borrowings outstanding as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to borrowings), minus the sum of liabilities (other than borrowings representing financial leverage). Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary
	06/30/25	12/31/24	Change	High	Low
Closing Market Price	$ 10.56	$ 10.76	(1.86)%	$ 10.86	$ 9.13
Net Asset Value	10.35	10.63	(2.63)	10.67	10.08
Performance
Returns for the period ended June 30, 2025 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Fund at NAV(a)(b)	3.04%	7.77%	8.49%	6.44%
Fund at Market Price(a)(b)	3.86	8.94	12.22	8.28
Reference Benchmark(c)	3.69	8.79	6.74	5.29
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index(d)	4.57	10.29	5.96	5.37
Morningstar LSTA Leveraged Loan Index(e)	2.81	7.29	7.45	5.15

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Fund’s use of leverage, if any.
(b)	The Fund’s premium to NAV widened during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
The Reference Benchmark is comprised of the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (50%) and the Morningstar LSTA Leveraged Loan Index (50%). The
Reference Benchmark’s index content and weightings may have varied over past periods.

(d)
An unmanaged index comprised of issuers that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and
no issuer represents more than 2% of the index.

(e)
An unmanaged market value-weighted index designed to measure the performance of the U.S. leveraged loan market based upon spreads, interest payments and market weightings subject to a single loan facility weight cap of 2%.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
More information about the Fund’s historical performance can be found in the “Closed End Funds” section of blackrock.com.
The following discussion relates to the Fund’s absolute performance based on NAV:
What factors influenced performance?
Positions in leveraged loans made the largest contribution to absolute performance, followed by high yield bonds. In terms of credit tiers, B rated issues were the leading contributors, followed by those rated BB and CCC. At the sector level, the largest contributions came from information technology and property and casualty issues.
Fund Summary

Fund Summary as of June 30, 2025(continued)

BlackRock Debt Strategies Fund, Inc. (DSU)
At a time of strong returns for the broader market, no aspect of the Fund’s positioning significantly detracted from absolute performance. With this said, currency management strategies and an allocation to the construction machinery sector were very small detractors.
The Fund’s practice of maintaining a speciﬁed level of monthly distributions to shareholders did not have a material impact on the Fund’s investment strategy.
Describe recent portfolio activity.
The Fund increased its allocation to high yield bonds. Its ratings positioning was largely unchanged, with a slight increase in Bs and a small reduction in CCCs.
The Fund continued to use liquid, index-based derivatives in the loan and high yield markets to manage its positioning.
Describe portfolio positioning at period end.
The Fund was overweight in BBBs, B1s, B2s, and B3s, and it was underweight in BBs and CCCs. The top sector overweights included technology, property and casualty, and diversified manufacturing. Retailers, cable and satellite, and midstream energy were among the largest underweights.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Fund’s Total Investments

PORTFOLIO COMPOSITION
Investment Type	Percent of Total Investments
Floating Rate Loan Interests	75.2%
Corporate Bonds	16.5
Investment Companies	5.6
Asset-Backed Securities	1.4
Other*	1.3

CREDIT QUALITY ALLOCATION
Credit Rating(a)	Percent of Total Investments
A	0.1%
BBB/Baa	7.4
BB/Ba	29.7
B	50.9
CCC/Caa	4.6
N/R	7.3

(a)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

*	Includes one or more investment categories that individually represents less than 1.0% of the Fund’s total investments. Please refer to the Schedule of Investments for details.

2025 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of June 30, 2025

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
Investment Objective
BlackRock Floating Rate Income Strategies Fund, Inc.’s (FRA) (the “Fund”) investment objective is to provide shareholders with high current income and such preservation of capital as is consistent with investment in a diversified, leveraged portfolio consisting primarily of floating rate debt securities and instruments. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its managed assets in floating rate debt securities, including floating or variable rate debt securities that pay interest at rates that adjust whenever a specified interest rate changes and/or which reset on predetermined dates (such as the last day of a month or calendar quarter). The Fund invests a substantial portion of its investments in floating rate debt securities consisting of secured or unsecured senior floating rate loans that are rated below investment grade at the time of investment or, if unrated, are considered by the investment adviser to be of comparable quality. The Fund may invest directly in floating rate debt securities or synthetically through the use of derivatives.
No assurance can be given that the Fund’s investment objective will be achieved.
Fund Information
Symbol on New York Stock Exchange	FRA
Initial Offering Date	October 31, 2003
Current Distribution Rate on Closing Market Price as of June 30, 2025 ($13.14)(a)	11.31%
Current Monthly Distribution per Common Share(b)	$0.123840
Current Annualized Distribution per Common Share(b)	$1.486080
Leverage as of June 30, 2025(c)	23%

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(c)
Represents bank borrowings outstanding as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to borrowings), minus the sum of liabilities (other than borrowings representing financial leverage). Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary
	06/30/25	12/31/24	Change	High	Low
Closing Market Price	$ 13.14	$ 13.75	(4.44)%	$ 13.75	$ 11.29
Net Asset Value	12.46	12.89	(3.34)	12.95	12.18
Performance
Returns for the period ended June 30, 2025 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Fund at NAV(a)(b)	2.52%	6.87%	8.52%	5.82%
Fund at Market Price(a)(b)	1.35	13.93	12.99	7.57
Morningstar LSTA Leveraged Loan Index(c)	2.81	7.29	7.45	5.15

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Fund’s use of leverage, if any.
(b)	The Fund’s premium to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
An unmanaged market value-weighted index designed to measure the performance of the U.S. leveraged loan market based upon spreads, interest payments and market weightings subject to a single loan facility weight cap of 2%.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
More information about the Fund’s historical performance can be found in the “Closed End Funds” section of blackrock.com.
The following discussion relates to the Fund’s absolute performance based on NAV:
What factors influenced performance?
Positions in leveraged loans made the largest contribution to absolute performance. In terms of credit tiers, B and BB rated issues were the leading contributors. At the sector level, the largest contributions came from information technology, diversified manufacturing, and property and casualty issues.
Fund Summary

Fund Summary as of June 30, 2025(continued)

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
At a time of strong returns for the broader market, no aspect of the Fund’s positioning significantly detracted from absolute performance. With this said, an allocation to the construction machinery sector was a small detractor, as were risk management strategies.
The Fund’s practice of maintaining a speciﬁed level of monthly distributions to shareholders did not have a material impact on the Fund’s investment strategy.
Describe recent portfolio activity.
The Fund increased its weightings in B1 and BBB rated issues, and it trimmed the positions in B2s and CCCs. Asset allocation was largely unchanged, aside from a small reduction in collateralized loan obligations.
The Fund continued to use liquid, index-based derivatives in the loan and high yield markets to manage its positioning.
Describe portfolio positioning at period end.
The Fund was overweight in BBBs, BBs, and B1s, and it was underweight in B3s and CCCs. The top sector overweights included property and casualty, diversified manufacturing, and technology. Healthcare, retailers, and home construction were among the largest underweights.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Fund’s Total Investments

PORTFOLIO COMPOSITION
Investment Type	Percent of Total Investments
Floating Rate Loan Interests	91.9%
Investment Companies	4.2
Corporate Bonds	1.4
Asset-Backed Securities	1.1
Other*	1.4

CREDIT QUALITY ALLOCATION
Credit Rating(a)	Percent of Total Investments(b)
A	0.1%
BBB/Baa	8.7
BB/Ba	27.9
B	53.8
CCC/Caa	3.7
N/R	5.8

(a)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Excludes short-term securities.
*	Includes one or more investment categories that individually represents less than 1.0% of the Fund’s total investments. Please refer to the Schedule of Investments for details.

2025 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of June 30, 2025

BlackRock Income Trust, Inc. (BKT)
Investment Objective
BlackRock Income Trust, Inc.’s (BKT) (the “Fund”) investment objective is to manage a portfolio of high-quality securities to achieve both preservation of capital and high monthly income. The Fund seeks to achieve its investment objective by investing at least 65% of its assets in mortgage-backed securities. The Fund invests at least 80% of its assets in securities that are (i) issued or guaranteed by the U.S. government or one of its agencies or instrumentalities or (ii) rated at the time of investment either AAA by S&P Global Ratings ("S&P") or Aaa by Moody’s Investors Service, Inc ("Moody’s"). The Fund may invest directly in such securities or synthetically through the use of derivatives.
On November 21, 2024, the Fund’s Board of Directors and the Board of Directors of BlackRock Enhanced Government Fund, Inc. ("EGF") approved the reorganization of EGF into the Fund, with BKT continuing as the surviving fund. The Reorganization was effective on March 24, 2025.
No assurance can be given that the Fund’s investment objective will be achieved.
Fund Information
Symbol on New York Stock Exchange	BKT
Initial Offering Date	July 22, 1988
Current Distribution Rate on Closing Market Price as of June 30, 2025 ($11.75)(a)	9.01%
Current Monthly Distribution per Common Share(b)	$0.088200
Current Annualized Distribution per Common Share(b)	$1.058400
Leverage as of June 30, 2025(c)	19%

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(c)
Represents reverse repurchase agreements as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to any borrowings) minus the sum of its liabilities (other than borrowings representing financial leverage). Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary
	06/30/25	12/31/24	Change	High	Low
Closing Market Price	$ 11.75	$ 11.52	2.00%	$ 11.98	$ 11.28
Net Asset Value	11.90	11.81	0.76	12.15	11.60
Performance
Returns for the period ended June 30, 2025 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Fund at NAV(a)(b)	5.38%	7.80%	(1.23)%	1.14%
Fund at Market Price(a)(b)	6.68	7.60	(1.00)	2.21
FTSE Mortgage Index(c)	4.25	6.54	(0.72)	1.27

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Fund’s use of leverage, if any.
(b)	The Fund’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)	An unmanaged index that includes all outstanding government sponsored fixed rate mortgage-backed securities, weighted in proportion to their current market capitalization.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
More information about the Fund’s historical performance can be found in the “Closed End Funds” section of blackrock.com.
The following discussion relates to the Fund’s absolute performance based on NAV:
What factors influenced performance?
Performance of the Trust benefited over the period from an allocation to fixed-rate structures within agency collateralized mortgage obligations (“CMOs”). Allocations across agency commercial mortgage-backed securities (“CMBS”) including single-asset/single-borrower (“SASB”) and interest-only securities also proved additive.
Tactical positioning with respect to portfolio duration and corresponding interest rate sensitivity detracted, specifically with respect to the 10-year segment of the Treasury yield curve.
Fund Summary

Fund Summary as of June 30, 2025(continued)

BlackRock Income Trust, Inc. (BKT)
Describe recent portfolio activity.
The Trust’s notable allocation to well-structured agency CMOs, which serve as a source of high-quality income, was modestly reduced over the period. Allocations to agency mortgage-backed security (“MBS”) passthroughs and agency mortgage derivatives, mostly interest-only securities, were also reduced slightly. At the same time, the Trust’s exposure to CMBS and non-agency MBS was increased modestly.
The Trust held derivatives during the period as a part of its investment strategy and can sometimes have notional derivative exposure greater than 20%. Derivatives are used by the investment adviser as a means to hedge and/or take outright views on interest rates and/or credit risk positions in the portfolio. Specifically, the portfolio used Treasury futures to express duration bias and curve bias. The Trust also tactically allocates to mortgage derivatives to gain market exposure to specific collateral stories when relative value opportunities present themselves.
The Trust’s practice of maintaining a speciﬁed level of monthly distributions to shareholders did not have a material impact on the Trust’s investment strategy.
Describe portfolio positioning at period end.
At the end of the reporting period, the Trust held a substantial allocation to well-structured agency CMOs as well as agency MBS interest only-derivatives. The Trust held only marginal positions in other securitized assets such as non-agency MBS and CMBS, preferring to focus on prepayment and structural opportunities in higher quality agency-backed assets rather than seek credit exposure.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Fund’s Total Investments

PORTFOLIO COMPOSITION
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	93.2%
Non-Agency Mortgage-Backed Securities	3.9
U.S. Treasury Obligations	2.9
Asset-Backed Securities	— (b)

CREDIT QUALITY ALLOCATION
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	98.2%
AA/Aa	— (e)
CCC/Caa	— (e)
N/R	1.8

(a)	Excludes short-term securities, short investments and options, if any.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.

(e)	Rounds to less than 0.1%.

2025 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of June 30, 2025

BlackRock Limited Duration Income Trust (BLW)
Investment Objective
BlackRock Limited Duration Income Trust’s (BLW) (the “Fund”) investment objective is to provide current income and capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in three distinct asset classes:
• intermediate duration, investment grade corporate bonds, mortgage-related securities, asset-backed securities and U.S. Government and agency securities;
• senior, secured floating rate loans made to corporate and other business entities; and
• U.S. dollar-denominated securities of U.S. and non-U.S. issuers rated below investment grade at the time of investment or unrated and deemed by the investment adviser to be of comparable quality and, to a limited extent, non-U.S. dollar denominated securities of non-U.S. issuers rated below investment grade or unrated and deemed by the investment adviser to be of comparable quality.
The Fund’s portfolio normally has an average portfolio duration of less than five years (including the effect of anticipated leverage), although it may be longer from time to time depending on market conditions. The Fund may invest directly in such securities or synthetically through the use of derivatives.
No assurance can be given that the Fund’s investment objective will be achieved.
Fund Information
Symbol on New York Stock Exchange	BLW
Initial Offering Date	July 30, 2003
Current Distribution Rate on Closing Market Price as of June 30, 2025 ($14.18)(a)	9.58%
Current Monthly Distribution per Common Share(b)	$0.113200
Current Annualized Distribution per Common Share(b)	$1.358400
Leverage as of June 30, 2025(c)	38%

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(c)
Represents reverse repurchase agreements as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to any borrowings) minus the sum of its liabilities (other than borrowings representing financial leverage). Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary
	06/30/25	12/31/24	Change	High	Low
Closing Market Price	$ 14.18	$ 14.13	0.35%	$ 14.38	$ 12.75
Net Asset Value	13.98	14.04	(0.43)	14.11	13.37
Performance
Returns for the period ended June 30, 2025 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Fund at NAV(a)(b)	4.53%	10.36%	6.53%	6.04%
Fund at Market Price(a)(b)	5.35	11.86	9.35	7.64
Reference Benchmark(c)	3.63	8.19	5.16	4.33
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index(d)	4.57	10.29	5.96	5.37
Morningstar LSTA Leveraged Loan Index(e)	2.81	7.29	7.45	5.15
BATS S Benchmark(f)	3.51	6.98	2.00	2.34

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Fund’s use of leverage, if any.
(b)	The Fund’s premium to NAV widened during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
The Reference Benchmark is comprised of the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (33.33%), the Morningstar LSTA Leveraged Loan Index (33.33%), and the
BATS S Benchmark (33.34%). The Reference Benchmark’s index content and weightings may have varied over past periods.

(d)
An unmanaged index comprised of issuers that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and
no issuer represents more than 2% of the index.

(e)
An unmanaged market value-weighted index designed to measure the performance of the U.S. leveraged loan market based upon spreads, interest payments and market weightings subject to a single loan facility weight cap of 2%.

(f)
A composite index comprised of Bloomberg ABS 1-3 Year AAA Rated ex Home Equity Index, Bloomberg Corporate 1-5 year Index, Bloomberg CMBS Investment Grade 1-3.5 Yr. Index,
Bloomberg MBS 15 Yr Index and Bloomberg Credit Ex-Corporate 1-5 Yr Index.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
Fund Summary

Fund Summary as of June 30, 2025(continued)

BlackRock Limited Duration Income Trust (BLW)
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
More information about the Fund’s historical performance can be found in the “Closed End Funds” section of blackrock.com.
The following discussion relates to the Fund’s absolute performance based on NAV:
What factors influenced performance?
The largest contributors to the Trust’s absolute performance over the period included allocations to credit-oriented sectors including high yield and investment grade corporate bonds, banks loans and collateralized loan obligations (“CLOs”). Exposure to U.S. Treasury bills also contributed to return.
The largest detractor from the Trust’s performance was the use of reverse repurchase agreements and derivatives. Derivatives are used by the portfolio management team to hedge and/or take outright views on interest rates, credit risk, and/or foreign exchange positions in the portfolio.
Describe recent portfolio activity.
Given the interest rate volatility seen during the period, the Trust shifted duration (and corresponding interest rate sensitivity) tactically, adding to duration as the Treasury yield moved higher and trimming on yield declines.
As the period opened, the Trust trimmed credit exposure to realize gains. In the second quarter, the Trust began reallocating into credit sectors, particularly bank loans along with high yield and investment grade corporate bonds, as credit spreads widened on tariff-related uncertainty and geopolitical tensions.
Toward the end of the period, the Trust again trimmed credit exposure, especially within below investment grade high yield corporate bonds and bank loans, given a recovery in risk assets from earlier tariff-related spread widening.
The Trust’s practice of maintaining a speciﬁed level of monthly distributions to shareholders did not have a material impact on the Trust’s investment strategy.
Describe portfolio positioning at period end.
At period end, the Trust maintained diversified exposure to non-government spread sectors including bank loans, high yield and investment grade corporate bonds, and CLOs. The Trust also held exposure to U.S. Treasuries.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

2025 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of June 30, 2025(continued)

BlackRock Limited Duration Income Trust (BLW)
Overview of the Fund’s Total Investments

PORTFOLIO COMPOSITION
Investment Type	Percent of Total Investments
Corporate Bonds	45.2%
Floating Rate Loan Interests	36.0
Asset-Backed Securities	4.8
Preferred Securities	4.4
Short-Term Securities	3.4
Non-Agency Mortgage-Backed Securities	3.0
U.S. Government Sponsored Agency Securities	2.4
Other*	0.8

CREDIT QUALITY ALLOCATION
Credit Rating(a)	Percent of Total Investments(b)
AAA/Aaa(c)	4.9%
AA/Aa	0.8
A	2.3
BBB/Baa	9.8
BB/Ba	31.8
B	40.2
CCC/Caa	5.7
N/R	4.5

(a)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Excludes short-term securities.
(c)	Includes U.S. Government Sponsored Agency Securities which are deemed AAA/Aaa by the investment adviser.
*	Includes one or more investment categories that individually represents less than 1.0% of the Fund’s total investments. Please refer to the Schedule of Investments for details.
Fund Summary

Fund Summary as of June 30, 2025

BlackRock Multi-Sector Income Trust (BIT)
Investment Objective
BlackRock Multi-Sector Income Trust’s (BIT) (the “Fund”) primary investment objective is to seek high current income, with a secondary objective of capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its assets in loan and debt instruments and other investments with similar economic characteristics. The Fund may invest directly in such securities or synthetically through the use of derivatives. Additionally, as part of the Fund’s investments in loans, the Fund may make loans directly to borrowers either as a sole lender or by acting as a member of a syndicate of original lenders.
No assurance can be given that the Fund’s investment objective will be achieved.
Fund Information
Symbol on New York Stock Exchange	BIT
Initial Offering Date	February 27, 2013
Current Distribution Rate on Closing Market Price as of June 30, 2025 ($14.60)(a)	10.17%
Current Monthly Distribution per Common Share(b)	$0.123700
Current Annualized Distribution per Common Share(b)	$1.484400
Leverage as of June 30, 2025(c)	34%

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(c)
Represents reverse repurchase agreements as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to any borrowings) minus the sum of its liabilities (other than borrowings representing financial leverage). Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary
	06/30/25	12/31/24	Change	High	Low
Closing Market Price	$ 14.60	$ 14.60	0.00%	$ 14.85	$ 13.11
Net Asset Value	14.41	14.50	(0.62)	14.57	13.93
Performance
Returns for the period ended June 30, 2025 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Fund at NAV(a)(b)	4.63%	10.49%	7.86%	6.72%
Fund at Market Price(a)(b)	5.28	10.88	10.32	8.52
Bloomberg U.S. Aggregate Bond Index(c)	4.02	6.08	(0.73)	1.76

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Fund’s use of leverage, if any.
(b)	The Fund’s premium to NAV widened during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)	A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
More information about the Fund’s historical performance can be found in the “Closed End Funds” section of blackrock.com.
The following discussion relates to the Fund’s absolute performance based on NAV:
What factors influenced performance?
Positive contributions to the Trust’s performance over the period were highlighted by exposure to credit-oriented sectors led by U.S. high yield corporate bonds, as well as investment grade corporate bonds and floating rate bank loans. In addition, exposure to agency and non-agency residential mortgage-backed securities (“MBS”) proved additive.
The main detractors from the Trust’s absolute performance were the use of reverse repurchase agreements and derivatives. Derivatives are used by the portfolio management team to hedge and/or take outright views on interest rates, credit risk, and/or foreign exchange positions in the portfolio.

2025 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of June 30, 2025(continued)

BlackRock Multi-Sector Income Trust (BIT)
Describe recent portfolio activity.
The Trust continued to favor collateralized loan obligations (“CLOs”) as a high quality source of attractive risk-adjusted income, increasing its allocation to the sector. The Trust’s allocation to high yield corporate bonds was also increased as a source of incremental yield given sound fundamentals within the sector. Conversely, the Trust reduced the allocation to investment grade corporate bonds as spreads narrowed, realizing gains in doing so.
Given the interest rate volatility seen during the period, the Trust shifted duration (and corresponding interest rate sensitivity) tactically, adding to duration as the Treasury yield moved higher and trimming on yield declines.
As the period opened, the Trust trimmed credit exposure to realize gains. In the second quarter, the Trust began reallocating into credit sectors, particularly high yield and investment grade corporate bonds, as credit spreads widened on tariff-related uncertainty and geopolitical tensions.
Toward the end of the period, the Trust again trimmed credit exposure, especially within high yield corporate bonds, given a recovery in risk assets from earlier tariff-related spread widening.
The Trust’s practice of maintaining a specified level of monthly distributions to shareholders did not have a material impact on the Trust’s investment strategy.
Describe portfolio positioning at period end.
At period end, the Trust maintained a diversified exposure within non-governmental spread sectors, most notably high yield corporate bonds, followed by non-agency and agency MBS, investment grade corporate bonds and CLOs.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Fund’s Total Investments

PORTFOLIO COMPOSITION
Investment Type	Percent of Total Investments
Corporate Bonds	56.7%
Non-Agency Mortgage-Backed Securities	13.0
U.S. Government Sponsored Agency Securities	10.2
Asset-Backed Securities	8.8
Preferred Securities	5.4
Floating Rate Loan Interests	3.8
Other*	2.1

CREDIT QUALITY ALLOCATION
Credit Rating(a)	Percent of Total Investments(b)
AAA/Aaa	16.4%
AA/Aa	1.4
A	3.0
BBB/Baa	9.0
BB/Ba	24.6
B	26.7
CCC/Caa	9.2
N/R	9.7

(a)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Excludes short-term securities.
*	Includes one or more investment categories that individually represents less than 1.0% of the Fund’s total investments. Please refer to the Schedule of Investments for details.
Fund Summary

Schedule of Investments (unaudited)
June 30, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
Bryant Park Funding Ltd., Series 2024-23A, Class D1, (3-mo. CME Term SOFR + 3.85%), 8.18%, 05/15/37(a)(b)	USD	1,000	$ 993,803
Eaton Vance CLO Ltd., Series 2019-1A, Class D1R2, (3- mo. CME Term SOFR + 3.35%), 7.61%, 07/15/37(a)(b)		2,000	2,007,838
Golub Capital Partners CLO Ltd., Series 2024-74A, Class D1, (3-mo. CME Term SOFR + 3.20%), 7.48%, 07/25/37(a)(b)		1,500	1,502,755
Madison Park Funding LXIX Ltd., Series 2024-69A, Class D1, (3-mo. CME Term SOFR + 3.35%), 7.63%, 07/25/37(a)(b)		1,090	1,085,683
Oaktree CLO Ltd., Series 2024-26A, Class D1, (3-mo. CME Term SOFR + 3.45%), 7.72%, 04/20/37(a)(b)		1,500	1,494,848
Sycamore Tree CLO Ltd., Series 2023-3A, Class D1R, (3-mo. CME Term SOFR + 4.25%), 8.52%, 04/20/37(a)(b)		1,590	1,575,191
Symphony CLO Ltd., Series 2023-40A, Class D1R, (3-mo. CME Term SOFR + 2.65%), 6.89%, 01/05/38(a)(b)		1,000	997,307
Total Asset-Backed Securities — 1.7% (Cost: $9,680,000)			9,657,425

	Shares
Common Stocks
Construction & Engineering — 0.0%
Mcdermott International Ltd.(c)	1,131	12,441
Electrical Equipment — 0.0%
SunPower Corp.(c)(d)	1,707	—
Entertainment — 0.1%
Learfield Communications LLC, (Acquired 09/06/23, Cost: $64,402)(c)(d)(e)	5,126	456,214
Financial Services — 0.2%
Aimbridge Acquisition Co., Inc.(c)(d)	15,773	930,647
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc.(c)	1,661	1,661
Health Care Providers & Services — 0.0%
Envision Healthcare Corp., (Acquired 11/03/23, Cost: $375,758)(c)(e)	12,098	192,056
Industrial Conglomerates(c) — 0.0%
Ameriforge Group, Inc.(d)	1,664	—
SVP Singer	15,566	73,938
		73,938
IT Services — 0.1%
Travelport Finance Luxembourg SARL(c)(d)	230	618,015
Semiconductors & Semiconductor Equipment — 0.0%
Maxeon Solar Technologies Ltd.(c)	2	6
Security	Shares	Value
Trading Companies & Distributors — 0.0%
TMK Hawk Parent Corp.(c)(d)	24,798	$ 247,978
Total Common Stocks — 0.4% (Cost: $3,964,804)		2,532,956

		Par (000)
Corporate Bonds
Advertising Agencies — 0.3%
Clear Channel Outdoor Holdings, Inc.(b)
5.13%, 08/15/27	USD	148	146,316
7.75%, 04/15/28		168	158,760
9.00%, 09/15/28		203	212,708
7.50%, 06/01/29		120	110,988
7.88%, 04/01/30		512	528,509
CMG Media Corp., 8.88%, 06/18/29(b)		47	44,305
Lamar Media Corp., 4.00%, 02/15/30		15	14,330
Neptune Bidco U.S., Inc., 9.29%, 04/15/29(b)		289	281,395
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27		24	23,880
4.25%, 01/15/29		98	93,754
4.63%, 03/15/30		22	21,012
7.38%, 02/15/31		140	148,220
Stagwell Global LLC, 5.63%, 08/15/29(b)		32	30,609
			1,814,786
Aerospace & Defense(b) — 0.7%
AAR Escrow Issuer LLC, 6.75%, 03/15/29		71	73,578
Bombardier, Inc.
6.00%, 02/15/28		105	105,632
7.50%, 02/01/29		4	4,200
8.75%, 11/15/30		118	127,744
7.25%, 07/01/31		266	279,220
7.00%, 06/01/32		62	64,566
6.75%, 06/15/33		64	66,317
Efesto Bidco SpA Efesto U.S. LLC, Series XR, 7.50%, 02/15/32		444	449,553
Goat Holdco LLC, 6.75%, 02/01/32		85	86,406
Spirit AeroSystems, Inc.
9.38%, 11/30/29		111	117,772
9.75%, 11/15/30		128	141,165
TransDigm, Inc.
6.75%, 08/15/28		143	146,023
6.38%, 03/01/29		212	217,500
7.13%, 12/01/31		166	173,921
6.63%, 03/01/32		574	594,316
6.00%, 01/15/33		500	502,717
6.38%, 05/31/33		739	739,670
Triumph Group, Inc., 9.00%, 03/15/28		191	199,603
			4,089,903
Air Freight & Logistics(b) — 0.0%
Rand Parent LLC, 8.50%, 02/15/30		57	57,237
Stonepeak Nile Parent LLC, 7.25%, 03/15/32		30	31,802
			89,039

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Automobile Components — 0.3%
Clarios Global LP/Clarios U.S. Finance Co.(b)
8.50%, 05/15/27	USD	575	$ 577,518
6.75%, 05/15/28		85	87,248
6.75%, 02/15/30		280	291,140
4.75%, 06/15/31	EUR	100	118,247
Dana, Inc.
4.25%, 09/01/30	USD	21	20,698
4.50%, 02/15/32		33	32,258
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(b)		90	93,702
Goodyear Tire & Rubber Co.
5.00%, 07/15/29		26	25,413
6.63%, 07/15/30		52	53,042
5.25%, 04/30/31		3	2,881
5.63%, 04/30/33		30	28,724
Tenneco, Inc., 8.00%, 11/17/28(b)		146	144,379
			1,475,250
Automobiles — 0.3%
Asbury Automotive Group, Inc.
4.50%, 03/01/28		39	38,467
5.00%, 02/15/32(b)		25	23,787
Carvana Co.(b)(f)
(9.00% PIK), 9.00%, 06/01/30		180	189,420
(9.00% PIK), 9.00%, 06/01/31		580	656,050
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(b)		50	53,294
Group 1 Automotive, Inc., 6.38%, 01/15/30(b)		34	34,913
Ken Garff Automotive LLC, 4.88%, 09/15/28(b)		25	24,682
LCM Investments Holdings II LLC(b)
4.88%, 05/01/29		103	100,162
8.25%, 08/01/31		79	83,992
Nissan Motor Co. Ltd., 4.81%, 09/17/30(b)		200	183,484
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, 10.00%, 01/15/31(b)		73	71,724
Venture Holdings Trust, 12.00%, 07/01/49(c)(d)(g)		5,150	1
Wabash National Corp., 4.50%, 10/15/28(b)		56	50,660
			1,510,636
Banks — 0.0%
Banco Espirito Santo SA(c)(g)
2.63%, 05/08/17(h)	EUR	100	25,915
4.75%, 01/15/22		200	51,830
4.00%, 01/21/22		100	25,915
State Street Corp., Series I, (5-year CMT + 2.61%), 6.70%(a)(i)	USD	31	32,373
Walker & Dunlop, Inc., 6.63%, 04/01/33(b)		37	37,970
			174,003
Building Materials — 0.5%
Builders FirstSource, Inc.(b)
6.38%, 03/01/34		38	38,725
6.75%, 05/15/35		52	53,540
EMRLD Borrower LP/Emerald Co-Issuer, Inc.(b)
6.63%, 12/15/30		731	747,208
6.75%, 07/15/31		309	319,813
Jeld-Wen, Inc.(b)
4.88%, 12/15/27		17	15,760
7.00%, 09/01/32		93	72,814
JH North America Holdings, Inc.(b)
5.88%, 01/31/31		75	75,655
6.13%, 07/31/32		99	100,644
New Enterprise Stone & Lime Co., Inc.(b)
5.25%, 07/15/28		26	26,069
9.75%, 07/15/28		59	59,138
Security		Par (000)	Value
Building Materials (continued)
Quikrete Holdings, Inc.(b)
6.38%, 03/01/32	USD	443	$ 455,546
6.75%, 03/01/33		80	82,546
Smyrna Ready Mix Concrete LLC(b)
6.00%, 11/01/28		27	26,934
8.88%, 11/15/31		71	74,440
Standard Building Solutions, Inc., 6.50%, 08/15/32(b)		287	294,070
Standard Industries, Inc.
2.25%, 11/21/26(h)	EUR	100	116,347
4.38%, 07/15/30(b)	USD	141	133,505
3.38%, 01/15/31(b)		34	30,491
Wilsonart LLC, 11.00%, 08/15/32(b)		177	160,809
			2,884,054
Building Products(b) — 0.2%
Foundation Building Materials, Inc., 6.00%, 03/01/29		5	4,586
GYP Holdings III Corp., 4.63%, 05/01/29		74	74,172
QXO Building Products, Inc., 6.75%, 04/30/32		300	309,061
White Cap Buyer LLC, 6.88%, 10/15/28		737	735,830
			1,123,649
Capital Markets — 0.3%
Apollo Debt Solutions BDC
6.70%, 07/29/31		35	36,370
6.55%, 03/15/32(b)		9	9,193
Ares Capital Corp., 5.50%, 09/01/30		70	69,783
Ares Strategic Income Fund
5.60%, 02/15/30		77	76,767
5.80%, 09/09/30(b)		60	60,210
Bain Capital Specialty Finance, Inc., 5.95%, 03/15/30		15	14,828
Blackstone Private Credit Fund, 6.00%, 11/22/34		170	166,235
Blue Owl Capital Corp., 6.20%, 07/15/30		135	136,374
Blue Owl Capital Corp. II, 8.45%, 11/15/26		28	29,088
Blue Owl Credit Income Corp., 7.75%, 09/16/27		34	35,664
Blue Owl Technology Finance Corp., 6.75%, 04/04/29		16	16,317
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)		65	58,344
Focus Financial Partners LLC, 6.75%, 09/15/31(b)		202	206,194
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/34		39	39,002
HAT Holdings I LLC/HAT Holdings II LLC(b)
3.38%, 06/15/26		59	57,750
8.00%, 06/15/27		54	56,259
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27		183	177,314
9.75%, 01/15/29		42	40,800
4.38%, 02/01/29		31	26,058
10.00%, 11/15/29(b)		138	136,623
Jane Street Group/JSG Finance, Inc., 6.75%, 05/01/33(b)		64	65,805
JPMorgan Chase Financial Co. LLC, 0.50%, 06/15/27		100	115,100
			1,630,078
Chemicals — 0.7%
Avient Corp., 6.25%, 11/01/31(b)		37	37,346
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(b)		300	316,286
Celanese U.S. Holdings LLC
6.50%, 04/15/30		8	8,189
6.75%, 04/15/33		47	47,488
Chemours Co.
5.38%, 05/15/27		96	95,141
5.75%, 11/15/28(b)		167	156,530
8.00%, 01/15/33(b)		73	68,358
Element Solutions, Inc., 3.88%, 09/01/28(b)		590	572,179
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Chemicals (continued)
Herens Holdco SARL, 4.75%, 05/15/28(b)	USD	200	$ 179,495
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(b)		77	77,378
Ingevity Corp., 3.88%, 11/01/28(b)		23	21,935
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(b)(f)		100	89,206
LYB International Finance III LLC, 6.15%, 05/15/35		25	25,948
Mativ Holdings, Inc., 8.00%, 10/01/29(b)		35	31,713
Methanex U.S. Operations, Inc., 6.25%, 03/15/32(b)		51	50,852
Minerals Technologies, Inc., 5.00%, 07/01/28(b)		55	54,099
Olympus Water U.S. Holding Corp.(b)
9.75%, 11/15/28		200	210,606
7.25%, 06/15/31		400	408,000
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)		185	179,151
WR Grace Holdings LLC(b)
4.88%, 06/15/27		74	73,572
5.63%, 08/15/29		1,071	969,454
7.38%, 03/01/31		185	189,443
			3,862,369
Commercial Services & Supplies — 1.6%
ADT Security Corp., 4.88%, 07/15/32(b)		68	65,231
Albion Financing 1 SARL/Aggreko Holdings, Inc., 7.00%, 05/21/30(b)		200	204,106
Allied Universal Holdco LLC, 7.88%, 02/15/31(b)		957	999,770
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b)
6.00%, 06/01/29		515	500,874
6.88%, 06/15/30		208	210,821
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(b)		400	388,082
APi Group DE, Inc.(b)
4.13%, 07/15/29		67	63,879
4.75%, 10/15/29		32	31,404
Belron U.K. Finance PLC, 5.75%, 10/15/29(b)		200	201,669
Block, Inc.
2.75%, 06/01/26		63	61,679
6.50%, 05/15/32		520	536,496
Boost Newco Borrower LLC, 7.50%, 01/15/31(b)		400	424,606
Brink’s Co.(b)
6.50%, 06/15/29		39	40,201
6.75%, 06/15/32		193	200,990
Clarivate Science Holdings Corp.(b)
3.88%, 07/01/28		328	314,396
4.88%, 07/01/29		180	169,488
Deluxe Corp., 8.13%, 09/15/29(b)		31	31,994
EquipmentShare.com, Inc., 8.00%, 03/15/33(b)		76	79,617
Fortress Transportation and Infrastructure Investors LLC(b)
5.50%, 05/01/28		248	246,665
7.88%, 12/01/30		161	170,823
7.00%, 05/01/31		259	268,178
7.00%, 06/15/32		528	545,175
5.88%, 04/15/33		107	105,653
Garda World Security Corp.(b)
4.63%, 02/15/27		70	69,566
7.75%, 02/15/28		123	127,251
6.00%, 06/01/29		16	15,617
8.25%, 08/01/32		224	229,870
8.38%, 11/15/32		631	648,169
Herc Holdings, Inc.(b)
6.63%, 06/15/29		29	29,754
7.00%, 06/15/30		120	125,323
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Herc Holdings, Inc.(b) (continued)
7.25%, 06/15/33	USD	61	$ 63,916
Hertz Corp., 12.63%, 07/15/29(b)		36	37,647
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(b)		106	106,005
RR Donnelley & Sons Co., 9.50%, 08/01/29(b)		262	262,000
Service Corp. International
3.38%, 08/15/30		2	1,838
4.00%, 05/15/31		49	45,848
5.75%, 10/15/32		420	424,283
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(b)
6.75%, 08/15/32		262	272,105
5.50%, 05/15/33	EUR	100	121,848
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(b)	USD	202	181,905
United Rentals North America, Inc., 6.13%, 03/15/34(b)		17	17,510
Veritiv Operating Co., 10.50%, 11/30/30(b)		41	44,382
Wand NewCo 3, Inc., 7.63%, 01/30/32(b)		188	197,575
WEX, Inc., 6.50%, 03/15/33(b)		176	177,567
Williams Scotsman, Inc.(b)
6.63%, 06/15/29		71	72,883
6.63%, 04/15/30		222	230,603
7.38%, 10/01/31		49	51,577
			9,416,839
Communications Equipment(b) — 0.1%
CommScope LLC
4.75%, 09/01/29		203	198,185
9.50%, 12/15/31		78	81,683
Viavi Solutions, Inc., 3.75%, 10/01/29		31	28,967
			308,835
Construction & Engineering(b) — 0.1%
Arcosa, Inc.
4.38%, 04/15/29		117	113,179
6.88%, 08/15/32		125	129,727
Brand Industrial Services, Inc., 10.38%, 08/01/30		586	540,665
Dycom Industries, Inc., 4.50%, 04/15/29		37	36,012
			819,583
Consumer Finance — 0.2%
Bread Financial Holdings, Inc., (5-year CMT + 4.30%), 8.38%, 06/15/35(a)(b)		11	11,076
Navient Corp.
9.38%, 07/25/30		49	54,047
7.88%, 06/15/32		74	76,960
OneMain Finance Corp.
6.63%, 01/15/28		30	30,980
6.63%, 05/15/29		129	132,489
5.38%, 11/15/29		26	25,575
7.88%, 03/15/30		72	76,505
4.00%, 09/15/30		95	87,660
7.50%, 05/15/31		21	21,942
7.13%, 11/15/31		52	54,105
6.75%, 03/15/32		152	154,859
7.13%, 09/15/32		112	115,950
SLM Corp., 6.50%, 01/31/30		16	16,794
			858,942
Consumer Staples Distribution & Retail — 0.0%
Walgreens Boots Alliance, Inc.
8.13%, 08/15/29		39	41,363
4.80%, 11/18/44		77	73,535
			114,898

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Containers & Packaging — 0.6%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(b)
6.00%, 06/15/27	USD	200	$ 200,614
4.00%, 09/01/29		285	260,170
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.13%, 08/15/26(h)	EUR	100	112,757
4.13%, 08/15/26(b)	USD	200	187,774
Ball Corp., 4.25%, 07/01/32	EUR	100	119,346
Clydesdale Acquisition Holdings, Inc.(b)
6.63%, 04/15/29	USD	49	49,710
6.88%, 01/15/30		143	146,186
8.75%, 04/15/30		189	193,314
6.75%, 04/15/32		444	455,663
Crown Americas LLC, 5.88%, 06/01/33(b)		165	166,128
LABL, Inc.(b)
5.88%, 11/01/28		83	72,580
9.50%, 11/01/28		131	121,093
8.63%, 10/01/31		148	126,594
Mauser Packaging Solutions Holding Co.(b)
7.88%, 04/15/27		1,062	1,079,408
9.25%, 04/15/27		40	39,720
Sealed Air Corp.(b)
4.00%, 12/01/27		19	18,543
5.00%, 04/15/29		15	14,837
6.50%, 07/15/32		46	47,668
Trident TPI Holdings, Inc., 12.75%, 12/31/28(b)		27	28,641
			3,440,746
Diversified REITs — 0.2%
Digital Realty Trust LP, 1.88%, 11/15/29(b)		20	21,028
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(b)		35	33,426
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)		138	132,324
Iron Mountain, Inc.(b)
5.25%, 07/15/30		6	5,918
5.63%, 07/15/32		44	43,650
6.25%, 01/15/33		217	223,121
Rithm Capital Corp., 8.00%, 07/15/30(b)		42	42,210
SBA Communications Corp., 3.13%, 02/01/29		170	160,561
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 02/15/28(b)		451	478,079
			1,140,317
Diversified Telecommunication Services — 1.0%
Altice Financing SA, 5.75%, 08/15/29(b)		200	146,036
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(b)		200	201,026
EchoStar Corp.
(6.75% PIK), 6.75%, 11/30/30(f)		698	637,294
10.75%, 11/30/29		334	343,794
Frontier Communications Holdings LLC
5.88%, 10/15/27(b)		12	12,005
5.00%, 05/01/28(b)		21	20,991
6.75%, 05/01/29(b)		28	28,366
5.88%, 11/01/29		46	46,798
6.00%, 01/15/30(b)		59	59,761
8.75%, 05/15/30(b)		553	578,367
8.63%, 03/15/31(b)		98	104,126
Iliad Holding SASU(b)
7.00%, 10/15/28		200	203,655
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Iliad Holding SASU(b) (continued)
8.50%, 04/15/31	USD	250	$ 267,406
Level 3 Financing, Inc.(b)
3.63%, 01/15/29		18	15,390
4.88%, 06/15/29		214	199,823
11.00%, 11/15/29		319	365,952
4.50%, 04/01/30		87	78,401
3.88%, 10/15/30		33	28,628
10.75%, 12/15/30		234	265,504
4.00%, 04/15/31		5	3,947
10.00%, 10/15/32		49	49,490
6.88%, 06/30/33		674	685,811
Lumen Technologies, Inc.(b)
4.13%, 04/15/29		50	48,500
4.13%, 04/15/30		50	48,692
10.00%, 10/15/32		51	52,086
Sable International Finance Ltd., 7.13%, 10/15/32(b)		200	200,562
Telecom Italia Capital SA, 7.72%, 06/04/38		110	118,529
Windstream Escrow LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(b)		574	601,142
Zayo Group Holdings, Inc.(b)
4.00%, 03/01/27		524	491,395
6.13%, 03/01/28		137	118,227
			6,021,704
Electric Utilities — 0.2%
Alpha Generation LLC, 6.75%, 10/15/32(b)		69	71,128
ContourGlobal Power Holdings SA, 6.75%, 02/28/30(b)		200	206,072
Edison International, Series A, (5-year CMT + 4.70%), 5.38%(a)(i)		162	152,527
NextEra Energy Capital Holdings, Inc., (5-year CMT + 2.46%), 6.75%, 06/15/54(a)		46	47,724
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(b)		8	7,751
Pike Corp., 8.63%, 01/31/31(b)		23	25,014
Texas Competitive Electric Holdings, Series M, 8.50%, 11/10/21(c)(d)(g)		2,375	—
Vistra Operations Co. LLC(b)
7.75%, 10/15/31		163	173,243
6.88%, 04/15/32		82	85,730
XPLR Infrastructure Operating Partners LP, 8.38%, 01/15/31(b)		327	349,270
			1,118,459
Electronic Equipment, Instruments & Components(b) — 0.1%
Coherent Corp., 5.00%, 12/15/29		45	44,196
Sensata Technologies BV, 4.00%, 04/15/29		36	34,239
Sensata Technologies, Inc.
4.38%, 02/15/30		146	139,387
3.75%, 02/15/31		145	132,171
6.63%, 07/15/32		200	205,830
WESCO Distribution, Inc., 6.38%, 03/15/33		205	211,884
Xerox Corp., 10.25%, 10/15/30		31	32,455
Zebra Technologies Corp., 6.50%, 06/01/32		29	29,820
			829,982
Energy Equipment & Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.88%, 04/01/27		77	77,079
6.25%, 04/01/28		18	18,060
6.63%, 09/01/32		115	117,166
Enerflex Ltd., 9.00%, 10/15/27(b)		31	31,966
Kodiak Gas Services LLC, 7.25%, 02/15/29(b)		133	137,577
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Energy Equipment & Services (continued)
Oceaneering International, Inc., 6.00%, 02/01/28	USD	18	$ 18,148
Star Holding LLC, 8.75%, 08/01/31(b)		127	119,680
Tidewater, Inc., 07/15/30(b)(j)		65	66,876
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29(b)		96	98,393
Weatherford International Ltd., 8.63%, 04/30/30(b)		137	141,210
			826,155
Entertainment — 0.7%
Boyne USA, Inc., 4.75%, 05/15/29(b)		165	160,107
Caesars Entertainment, Inc.(b)
4.63%, 10/15/29		338	322,633
7.00%, 02/15/30		416	430,802
6.50%, 02/15/32		162	166,231
Churchill Downs, Inc.(b)
4.75%, 01/15/28		47	46,394
5.75%, 04/01/30		292	292,952
6.75%, 05/01/31		188	193,231
Cinemark USA, Inc., 7.00%, 08/01/32(b)		19	19,725
Flutter Treasury DAC, 5.88%, 06/04/31(b)		200	201,500
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29(b)		94	92,009
Light & Wonder International, Inc., 7.50%, 09/01/31(b)		41	42,903
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/29(b)		54	46,930
Live Nation Entertainment, Inc.(b)
4.75%, 10/15/27		58	57,369
3.75%, 01/15/28		35	33,867
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)		40	38,531
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 04/15/30(b)		70	72,255
Odeon Finco PLC, 12.75%, 11/01/27(b)		519	542,296
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(b)
5.63%, 09/01/29		34	19,465
5.88%, 09/01/31		49	26,827
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33(b)		43	43,056
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30(b)		58	55,892
Six Flags Entertainment Corp., 7.25%, 05/15/31(b)		53	54,467
Vail Resorts, Inc., 6.50%, 05/15/32(b)		90	92,992
Voyager Parent LLC, 9.25%, 07/01/32(b)		92	95,719
Warnermedia Holdings, Inc., 03/15/42(j)		119	80,176
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)
5.13%, 10/01/29		202	200,542
7.13%, 02/15/31		322	343,400
6.25%, 03/15/33		45	45,289
			3,817,560
Environmental, Maintenance & Security Service — 0.4%
Clean Harbors, Inc., 6.38%, 02/01/31(b)		7	7,172
GFL Environmental, Inc.(b)
4.00%, 08/01/28		8	7,759
4.75%, 06/15/29		164	161,814
4.38%, 08/15/29		65	63,117
6.75%, 01/15/31		117	122,432
Madison IAQ LLC, 5.88%, 06/30/29(b)		1,203	1,183,480
Reworld Holding Corp.
4.88%, 12/01/29(b)		43	40,908
5.00%, 09/01/30		21	19,848
Security		Par (000)	Value
Environmental, Maintenance & Security Service (continued)
Waste Pro USA, Inc., 7.00%, 02/01/33(b)	USD	448	$ 465,077
Wrangler Holdco Corp., 6.63%, 04/01/32(b)		183	190,514
			2,262,121
Financial Services — 0.6%
Ally Financial, Inc., (1-day SOFR Index + 1.96%), 5.74%, 05/15/29(a)		20	20,356
Azorra Finance Ltd.(b)
7.75%, 04/15/30		40	41,525
01/15/31(j)		36	36,753
Freedom Mortgage Holdings LLC(b)
9.25%, 02/01/29		42	43,625
9.13%, 05/15/31		102	105,140
8.38%, 04/01/32		50	50,539
GGAM Finance Ltd.(b)
8.00%, 02/15/27		83	85,576
8.00%, 06/15/28		29	30,674
6.88%, 04/15/29		65	67,199
5.88%, 03/15/30		209	210,484
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(b)		89	91,336
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(b)		200	193,335
Macquarie Airfinance Holdings Ltd., 6.50%, 03/26/31(b)		40	42,333
Midcap Financial Issuer Trust, 5.63%, 01/15/30(b)		200	184,750
Nationstar Mortgage Holdings, Inc.(b)
6.50%, 08/01/29		172	175,690
5.13%, 12/15/30		21	21,254
5.75%, 11/15/31		79	80,232
7.13%, 02/01/32		164	170,346
PennyMac Financial Services, Inc.(b)
7.88%, 12/15/29		52	55,218
7.13%, 11/15/30		217	224,895
6.88%, 05/15/32		107	109,404
6.88%, 02/15/33		51	52,275
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30(b)		137	141,896
Rocket Cos., Inc.(b)
6.13%, 08/01/30		383	390,288
6.38%, 08/01/33		311	318,215
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(b)
2.88%, 10/15/26		75	73,145
3.88%, 03/01/31		35	32,446
4.00%, 10/15/33		31	27,735
UWM Holdings LLC, 6.63%, 02/01/30(b)		207	207,214
			3,283,878
Food Products(b) — 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.88%, 02/15/28		84	83,916
6.25%, 03/15/33		246	253,583
Aramark Services, Inc., 5.00%, 02/01/28		41	40,835
B&G Foods, Inc., 8.00%, 09/15/28		22	21,181
Chobani Holdco II LLC, (8.75% in Cash or 9.5% in PIK), 8.75%, 10/01/29(f)		439	470,441
Chobani LLC/Chobani Finance Corp., Inc.
4.63%, 11/15/28		258	253,224
7.63%, 07/01/29		273	284,483
Darling Global Finance BV, 4.50%, 07/15/32	EUR	100	119,219
Darling Ingredients, Inc., 6.00%, 06/15/30	USD	174	176,298
Fiesta Purchaser, Inc.
7.88%, 03/01/31		5	5,306
9.63%, 09/15/32		80	84,413

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Food Products (continued)
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29	USD	39	$ 40,391
Lamb Weston Holdings, Inc., 4.13%, 01/31/30		248	236,492
Performance Food Group, Inc.
4.25%, 08/01/29		74	71,354
6.13%, 09/15/32		190	194,357
Post Holdings, Inc.
4.63%, 04/15/30		36	34,604
4.50%, 09/15/31		28	25,990
6.38%, 03/01/33		76	76,693
6.25%, 10/15/34		95	95,540
U.S. Foods, Inc., 7.25%, 01/15/32		60	63,183
United Natural Foods, Inc., 6.75%, 10/15/28		65	64,153
			2,695,656
Gas Utilities — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.50%, 06/01/30(b)		38	39,424
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(b)		29	27,437
Venture Global Plaque
6.50%, 01/15/34		280	280,000
6.75%, 01/15/36		292	292,000
Venture Global Plaquemines LNG LLC(b)
7.50%, 05/01/33		91	97,445
7.75%, 05/01/35		81	87,676
			823,982
Ground Transportation — 0.0%
Genesee & Wyoming, Inc., 6.25%, 04/15/32(b)		106	108,160
Health Care Equipment & Supplies(b) — 0.3%
Bausch & Lomb Corp., 8.38%, 10/01/28		533	556,319
Insulet Corp., 6.50%, 04/01/33		144	150,132
Medline Borrower LP
3.88%, 04/01/29		157	150,601
5.25%, 10/01/29		458	454,430
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29		275	282,503
Neogen Food Safety Corp., 8.63%, 07/20/30		60	62,060
Sotera Health Holdings LLC, 7.38%, 06/01/31		94	97,802
			1,753,847
Health Care Providers & Services — 0.7%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33(b)		32	32,967
AHP Health Partners, Inc., 5.75%, 07/15/29(b)		110	107,268
CHS/Community Health Systems, Inc.(b)
5.63%, 03/15/27		320	315,194
6.00%, 01/15/29		180	173,136
5.25%, 05/15/30		225	199,518
4.75%, 02/15/31		72	61,552
10.88%, 01/15/32		301	319,020
Concentra Health Services, Inc., 6.88%, 07/15/32(b)		86	89,041
DaVita, Inc.(b)
6.88%, 09/01/32		43	44,556
6.75%, 07/15/33		53	54,728
Fortrea Holdings, Inc., 7.50%, 07/01/30(b)		23	20,819
HAH Group Holding Co. LLC, 9.75%, 10/01/31(b)		52	51,554
HealthEquity, Inc., 4.50%, 10/01/29(b)		496	482,252
IQVIA, Inc., 6.25%, 06/01/32(b)		281	288,367
LifePoint Health, Inc.(b)
9.88%, 08/15/30		28	30,288
11.00%, 10/15/30		314	346,404
8.38%, 02/15/32		56	59,670
Security		Par (000)	Value
Health Care Providers & Services (continued)
LifePoint Health, Inc.(b) (continued)
10.00%, 06/01/32	USD	218	$ 224,903
Molina Healthcare, Inc., 6.25%, 01/15/33(b)		194	197,472
Prime Healthcare Services, Inc., 9.38%, 09/01/29(b)		28	27,790
Star Parent, Inc., 9.00%, 10/01/30(b)		185	194,586
Surgery Center Holdings, Inc., 7.25%, 04/15/32(b)		292	297,552
Tenet Healthcare Corp., 6.75%, 05/15/31		456	471,773
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(b)		154	158,841
			4,249,251
Health Care REITs — 0.0%
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 02/15/32(b)		211	220,823
Hotel & Resort REITs — 0.3%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30(b)		173	177,920
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(b)		29	29,156
Pebblebrook Hotel Trust, 1.75%, 12/15/26		3	2,835
RHP Hotel Properties LP/RHP Finance Corp.(b)
4.50%, 02/15/29		39	38,118
6.50%, 04/01/32		326	335,274
6.50%, 06/15/33		84	86,415
RLJ Lodging Trust LP, 4.00%, 09/15/29(b)		74	69,053
Service Properties Trust
8.63%, 11/15/31(b)		556	596,906
8.88%, 06/15/32		113	116,193
XHR LP, 6.63%, 05/15/30(b)		28	28,528
			1,480,398
Hotels, Restaurants & Leisure — 0.8%
1011778 B.C. ULC/New Red Finance, Inc., 5.63%, 09/15/29(b)		46	46,650
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., 4.00%, 10/15/30(b)		211	196,624
Carnival Corp.(b)
6.00%, 05/01/29		358	361,738
5.88%, 06/15/31		131	133,456
6.13%, 02/15/33		232	237,371
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(b)
4.63%, 01/15/29		139	133,137
6.75%, 01/15/30		586	540,762
Hilton Domestic Operating Co., Inc., 5.88%, 03/15/33(b)		304	309,739
Las Vegas Sands Corp., 6.00%, 06/14/30		50	51,584
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/28(b)		17	17,747
Lindblad Expeditions LLC, 6.75%, 02/15/27(b)		84	84,495
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)		78	61,272
Melco Resorts Finance Ltd.(b)
5.38%, 12/04/29		200	187,634
7.63%, 04/17/32		200	202,400
MGM Resorts International, 6.13%, 09/15/29		108	109,852
NCL Corp. Ltd.(b)
8.13%, 01/15/29		31	32,680
6.25%, 03/01/30		36	36,307
6.75%, 02/01/32		138	140,985
NCL Finance Ltd., 6.13%, 03/15/28(b)		46	46,748
Raising Cane’s Restaurants LLC, 9.38%, 05/01/29(b)		36	37,991
Sabre GLBL, Inc.(b)
8.63%, 06/01/27		25	25,594
10.75%, 11/15/29		88	90,424
11.13%, 07/15/30		121	126,566
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Station Casinos LLC(b)
4.50%, 02/15/28	USD	69	$ 67,662
4.63%, 12/01/31		175	163,928
6.63%, 03/15/32		43	43,968
Vail Resorts, Inc., 5.63%, 07/15/30		65	65,000
Viking Cruises Ltd.(b)
5.88%, 09/15/27		58	58,032
7.00%, 02/15/29		13	13,114
9.13%, 07/15/31		215	231,555
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)		27	26,868
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(b)		44	43,044
Wynn Macau Ltd., 5.63%, 08/26/28(b)		400	392,300
			4,317,227
Household Durables — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.(b)
4.63%, 08/01/29		32	30,560
4.63%, 04/01/30		46	43,743
Beazer Homes USA, Inc., 5.88%, 10/15/27		14	14,027
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(b)
5.00%, 06/15/29		67	60,975
4.88%, 02/15/30		56	49,985
Dream Finders Homes, Inc., 8.25%, 08/15/28(b)		26	27,106
Empire Communities Corp., 9.75%, 05/01/29(b)		13	13,294
K Hovnanian Enterprises, Inc., 11.75%, 09/30/29(b)		209	226,568
LGI Homes, Inc.(b)
8.75%, 12/15/28		33	34,305
7.00%, 11/15/32		62	59,008
Mattamy Group Corp., 4.63%, 03/01/30(b)		72	69,202
Meritage Homes Corp., 1.75%, 05/15/28		98	94,886
New Home Co., Inc., 9.25%, 10/01/29(b)		56	58,057
Newell Brands, Inc., 8.50%, 06/01/28(b)		61	64,063
Scotts Miracle-Gro Co.
4.50%, 10/15/29		5	4,829
4.38%, 02/01/32		97	89,071
Somnigroup International, Inc.(b)
4.00%, 04/15/29		89	85,091
3.88%, 10/15/31		23	20,911
STL Holding Co. LLC, 8.75%, 02/15/29(b)		31	32,387
SWF Holdings I Corp., 6.50%, 10/06/29(b)		285	135,400
Whirlpool Corp.
6.13%, 06/15/30		63	63,554
6.50%, 06/15/33		67	67,215
			1,344,237
Household Products — 0.0%
Central Garden & Pet Co.
4.13%, 10/15/30		26	24,544
4.13%, 04/30/31(b)		39	36,205
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/31(b)		15	13,621
			74,370
Independent Power and Renewable Electricity Producers(b) — 0.3%
Calpine Corp.
4.63%, 02/01/29		47	46,418
5.00%, 02/01/31		19	18,796
Clearway Energy Operating LLC
4.75%, 03/15/28		8	7,905
3.75%, 01/15/32		215	192,941
Lightning Power LLC, 7.25%, 08/15/32		23	24,206
NRG Energy, Inc.
5.75%, 07/15/29		131	131,168
6.00%, 02/01/33		186	187,854
Security		Par (000)	Value
Independent Power and Renewable Electricity Producers (continued)
NRG Energy, Inc. (continued)
6.25%, 11/01/34	USD	428	$ 436,067
Vistra Corp., (5-year CMT + 6.93%), 8.00%(a)(i)		44	45,067
XPLR Infrastructure LP
0.00%, 11/15/25(k)		152	147,820
2.50%, 06/15/26		179	170,945
			1,409,187
Industrial Conglomerates — 0.0%
Amsted Industries, Inc., 6.38%, 03/15/33(b)		32	32,527
Axon Enterprise, Inc.(b)
6.13%, 03/15/30		21	21,596
6.25%, 03/15/33		127	130,767
Enpro, Inc., 6.13%, 06/01/33(b)		49	50,094
NM Holdings Co. LLC, Series B, 9.50%, 07/01/05(c)(d)(g)		5,125	—
			234,984
Insurance(b) — 1.4%
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 07/01/32		38	38,539
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer
4.25%, 10/15/27		275	269,940
6.75%, 10/15/27		589	588,652
6.75%, 04/15/28		37	37,614
5.88%, 11/01/29		373	367,688
7.00%, 01/15/31		299	309,289
7.38%, 10/01/32		528	544,270
AmWINS Group, Inc.
6.38%, 02/15/29		36	36,693
4.88%, 06/30/29		88	85,520
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/29		53	54,214
Ardonagh Finco Ltd., 7.75%, 02/15/31		400	418,188
Ardonagh Group Finance Ltd., 8.88%, 02/15/32		600	631,348
AssuredPartners, Inc., 7.50%, 02/15/32		99	106,081
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC
7.25%, 02/15/31		400	414,207
8.13%, 02/15/32		245	254,805
HUB International Ltd.
7.25%, 06/15/30		1,007	1,052,350
7.38%, 01/31/32		1,195	1,250,362
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/30		136	144,150
10.50%, 12/15/30		115	122,568
Panther Escrow Issuer LLC, 7.13%, 06/01/31		832	864,241
Ryan Specialty LLC, 5.88%, 08/01/32		265	267,084
USI, Inc., 7.50%, 01/15/32		119	125,564
			7,983,367
Interactive Media & Services — 0.1%
Snap, Inc., 6.88%, 03/01/33(b)		398	408,398
Internet Software & Services(b) — 0.3%
Acuris Finance U.S., Inc./Acuris Finance SARL, 5.00%, 05/01/28		200	190,854
ANGI Group LLC, 3.88%, 08/15/28		80	74,587
Getty Images, Inc., 11.25%, 02/21/30		393	390,052
Match Group Holdings II LLC
4.13%, 08/01/30		137	128,121
3.63%, 10/01/31		65	58,158
Rakuten Group, Inc., 9.75%, 04/15/29		200	219,076
Uber Technologies, Inc.
7.50%, 09/15/27		15	15,134

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Internet Software & Services (continued)
Uber Technologies, Inc. (continued)
6.25%, 01/15/28	USD	201	$ 201,931
4.50%, 08/15/29		330	327,671
			1,605,584
IT Services(b) — 0.1%
Amentum Holdings, Inc., 7.25%, 08/01/32		63	64,837
CA Magnum Holdings, 5.38%, 10/31/26		201	199,236
CACI International, Inc., 6.38%, 06/15/33		105	108,354
Fortress Intermediate 3, Inc., 7.50%, 06/01/31		210	220,000
KBR, Inc., 4.75%, 09/30/28		75	71,813
McAfee Corp., 7.38%, 02/15/30		168	158,656
			822,896
Machinery — 0.5%
ATS Corp., 4.13%, 12/15/28(b)		35	33,467
Chart Industries, Inc., 7.50%, 01/01/30(b)		213	222,995
Esab Corp., 6.25%, 04/15/29(b)		66	67,575
GrafTech Global Enterprises, Inc., 9.88%, 12/23/29(b)		35	27,650
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(b)		586	612,691
Manitowoc Co., Inc., 9.25%, 10/01/31(b)		32	33,678
Terex Corp., 6.25%, 10/15/32(b)		43	43,087
TK Elevator Holdco GmbH
6.63%, 07/15/28(h)	EUR	90	106,280
7.63%, 07/15/28(b)	USD	200	200,208
TK Elevator Midco GmbH, 4.38%, 07/15/27(h)	EUR	200	235,576
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)	USD	515	514,639
Vertiv Group Corp., 4.13%, 11/15/28(b)		781	761,464
			2,859,310
Media — 1.0%
Adelphia Communications Corp., 10.50%, 12/31/49(c)(d)(g)		400	—
Cable One, Inc.
0.00%, 03/15/26(k)		28	26,491
1.13%, 03/15/28		82	62,525
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/29(b)		376	374,625
6.38%, 09/01/29(b)		261	266,229
4.75%, 03/01/30(b)		129	124,976
4.50%, 08/15/30(b)		22	20,974
4.25%, 02/01/31(b)		102	95,286
7.38%, 03/01/31(b)		627	654,218
4.75%, 02/01/32(b)		37	35,096
4.50%, 05/01/32		7	6,519
4.50%, 06/01/33(b)		9	8,226
4.25%, 01/15/34(b)		218	194,061
CSC Holdings LLC(b)
5.50%, 04/15/27		200	190,949
5.38%, 02/01/28		200	183,111
11.25%, 05/15/28		200	199,247
11.75%, 01/31/29		200	190,231
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(b)
5.88%, 08/15/27		173	172,435
10.00%, 02/15/31		171	166,011
DISH DBS Corp.(b)
5.25%, 12/01/26		188	170,610
5.75%, 12/01/28		215	186,109
DISH Network Corp., 11.75%, 11/15/27(b)		511	526,752
Gray Media, Inc.(b)
7.00%, 05/15/27		90	89,960
10.50%, 07/15/29		215	230,969
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(b)		180	121,246
Midcontinent Communications, 8.00%, 08/15/32(b)		145	153,450
Security		Par (000)	Value
Media (continued)
Sinclair Television Group, Inc., 8.13%, 02/15/33(b)	USD	169	$ 170,727
Sirius XM Radio LLC(b)
3.13%, 09/01/26		8	7,849
5.00%, 08/01/27		98	97,161
4.00%, 07/15/28		53	50,902
Univision Communications, Inc.(b)
6.63%, 06/01/27		145	144,604
8.00%, 08/15/28		341	346,040
8.50%, 07/31/31		202	202,224
			5,469,813
Metals & Mining — 0.7%
Advanced Drainage Systems, Inc., 6.38%, 06/15/30(b)		184	188,187
Arsenal AIC Parent LLC(b)
8.00%, 10/01/30		46	49,091
11.50%, 10/01/31		426	477,517
ATI, Inc.
5.88%, 12/01/27		19	19,017
4.88%, 10/01/29		32	31,343
7.25%, 08/15/30		103	107,934
5.13%, 10/01/31		88	86,006
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)		296	298,389
Carpenter Technology Corp., 7.63%, 03/15/30		65	67,261
Cleveland-Cliffs, Inc.
5.88%, 06/01/27		22	21,982
6.88%, 11/01/29(b)		165	162,449
Constellium SE(b)
3.75%, 04/15/29		250	234,920
6.38%, 08/15/32		250	254,157
ERO Copper Corp., 6.50%, 02/15/30(b)		105	104,475
First Quantum Minerals Ltd., 9.38%, 03/01/29(b)		200	211,930
Kaiser Aluminum Corp.(b)
4.63%, 03/01/28		63	61,640
4.50%, 06/01/31		468	437,819
New Gold, Inc., 6.88%, 04/01/32(b)		164	169,015
Novelis Corp.(b)
4.75%, 01/30/30		195	186,615
6.88%, 01/30/30		159	164,395
3.88%, 08/15/31		96	86,262
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(h)	EUR	100	114,270
Vallourec SACA, 7.50%, 04/15/32(b)	USD	200	209,652
			3,744,326
Mortgage Real Estate Investment Trusts (REITs)(b) — 0.1%
Blackstone Mortgage Trust, Inc.
3.75%, 01/15/27		124	120,580
7.75%, 12/01/29		14	14,892
Starwood Property Trust, Inc.
7.25%, 04/01/29		43	45,228
6.00%, 04/15/30		21	21,240
6.50%, 07/01/30		41	42,347
6.50%, 10/15/30		182	187,904
			432,191
Oil, Gas & Consumable Fuels — 1.3%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(b)		93	97,551
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 06/15/29(b)		66	65,504
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
9.00%, 11/01/27		38	46,455
5.88%, 06/30/29		89	89,151
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b) (continued)
6.63%, 07/15/33	USD	54	$ 54,783
Blue Racer Midstream LLC/Blue Racer Finance Corp.(b)
7.00%, 07/15/29		56	58,445
7.25%, 07/15/32		45	47,685
Buckeye Partners LP
6.88%, 07/01/29(b)		4	4,144
6.75%, 02/01/30(b)		23	23,875
5.85%, 11/15/43		16	14,102
5.60%, 10/15/44		1	843
Chord Energy Corp., 6.75%, 03/15/33(b)		30	30,649
CITGO Petroleum Corp., 8.38%, 01/15/29(b)		130	135,219
Civitas Resources, Inc.(b)
8.38%, 07/01/28		57	58,363
8.75%, 07/01/31		48	48,533
CNX Midstream Partners LP, 4.75%, 04/15/30(b)		32	30,226
CNX Resources Corp., 7.25%, 03/01/32(b)		29	30,027
Comstock Resources, Inc.(b)
6.75%, 03/01/29		350	350,603
5.88%, 01/15/30		2	1,943
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)		250	246,974
Crescent Energy Finance LLC(b)
7.63%, 04/01/32		171	166,964
7.38%, 01/15/33		147	140,503
01/15/34(j)		120	120,075
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.38%, 06/30/33(b)		92	91,571
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)		35	36,443
eG Global Finance PLC, 12.00%, 11/30/28(b)		415	458,108
Enbridge, Inc.(a)
(5-year CMT + 2.97%), 7.20%, 06/27/54		40	41,094
(5-year CMT + 3.12%), 7.38%, 03/15/55		54	56,105
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/31(b)		74	81,722
Energy Transfer LP(a)
(5-year CMT + 2.83%), 7.13%, 10/01/54		75	76,910
(5-year CMT + 4.02%), 8.00%, 05/15/54		127	135,113
Series H, (5-year CMT + 5.69%), 6.50%(i)		129	129,576
Excelerate Energy LP, 8.00%, 05/15/30(b)		57	60,087
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28		29	29,429
8.25%, 01/15/29		61	63,787
8.88%, 04/15/30		5	5,309
7.88%, 05/15/32		91	94,617
8.00%, 05/15/33		48	50,185
Global Partners LP/GLP Finance Corp., 7.13%, 07/01/33(b)		39	39,547
Gulfport Energy Operating Corp., 6.75%, 09/01/29(b)		45	46,118
Harvest Midstream I LP, 7.50%, 05/15/32(b)		25	26,404
Hess Midstream Operations LP, 6.50%, 06/01/29(b)		64	65,818
Hilcorp Energy I LP/Hilcorp Finance Co.(b)
6.25%, 11/01/28		3	3,007
5.75%, 02/01/29		60	59,219
6.00%, 04/15/30		5	4,861
6.25%, 04/15/32		5	4,774
8.38%, 11/01/33		144	149,413
6.88%, 05/15/34		91	87,163
7.25%, 02/15/35		34	33,247
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Howard Midstream Energy Partners LLC(b)
8.88%, 07/15/28	USD	37	$ 38,844
7.38%, 07/15/32		27	28,396
ITT Holdings LLC, 6.50%, 08/01/29(b)		135	128,378
Kimmeridge Texas Gas LLC, 8.50%, 02/15/30(b)		176	182,150
Kinetik Holdings LP, 5.88%, 06/15/30(b)		6	6,051
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(b)		82	82,580
Matador Resources Co.(b)
6.88%, 04/15/28		64	65,262
6.50%, 04/15/32		75	75,039
Nabors Industries, Inc., 7.38%, 05/15/27(b)		46	45,425
NGL Energy Operating LLC/NGL Energy Finance Corp.(b)
8.13%, 02/15/29		69	69,711
8.38%, 02/15/32		239	239,718
Noble Finance II LLC, 8.00%, 04/15/30(b)		37	37,674
Northern Oil & Gas, Inc., 8.13%, 03/01/28(b)		207	208,839
Northriver Midstream Finance LP, 6.75%, 07/15/32(b)		42	43,496
Parkland Corp., 6.63%, 08/15/32(b)		45	45,994
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(b)		34	30,525
Permian Resources Operating LLC(b)
8.00%, 04/15/27		70	71,568
7.00%, 01/15/32		57	59,091
6.25%, 02/01/33		135	136,253
Prairie Acquiror LP, 9.00%, 08/01/29(b)		50	52,081
Rockies Express Pipeline LLC, 4.95%, 07/15/29(b)		14	13,744
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(b)		100	104,707
Sunoco LP, 6.25%, 07/01/33(b)		66	67,102
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
5.50%, 01/15/28		35	34,795
7.38%, 02/15/29		149	153,139
6.00%, 12/31/30		2	1,962
6.00%, 09/01/31		32	31,227
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(b)		135	130,827
TransMontaigne Partners LLC, 8.50%, 06/15/30(b)		15	15,604
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)		12	11,947
Transocean, Inc.(b)
8.00%, 02/01/27		89	87,676
8.25%, 05/15/29		53	49,001
8.75%, 02/15/30		37	38,666
8.50%, 05/15/31		63	56,237
Valaris Ltd., 8.38%, 04/30/30(b)		139	142,610
Venture Global LNG, Inc.(b)
9.50%, 02/01/29		540	588,264
8.38%, 06/01/31		233	242,002
9.88%, 02/01/32		205	221,392
Vital Energy, Inc.
7.75%, 07/31/29(b)		27	23,845
9.75%, 10/15/30		62	56,118
7.88%, 04/15/32(b)		132	112,863
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(b)		71	70,529
			7,693,576
Paper & Forest Products — 0.0%
Magnera Corp., 7.25%, 11/15/31(b)		33	31,116
Passenger Airlines(b) — 0.1%
American Airlines, Inc., 8.50%, 05/15/29		85	89,125
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31		55	53,509

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Passenger Airlines (continued)
OneSky Flight LLC, 8.88%, 12/15/29	USD	59	$ 61,433
United Airlines, Inc., 4.63%, 04/15/29		98	95,125
			299,192
Personal Care Products — 0.1%
Opal Bidco SAS, 6.50%, 03/31/32(b)		200	204,123
Perrigo Finance Unlimited Co., 6.13%, 09/30/32		236	238,263
			442,386
Pharmaceuticals — 0.4%
1261229 B.C. Ltd., 10.00%, 04/15/32(b)		1,545	1,558,550
Bausch Health Cos., Inc., 11.00%, 09/30/28(b)		386	382,140
Endo Finance Holdings, Inc., 8.50%, 04/15/31(b)		40	42,342
Option Care Health, Inc., 4.38%, 10/31/29(b)		79	76,030
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26		130	127,115
			2,186,177
Real Estate Management & Development — 0.1%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 04/15/30(b)		37	34,934
Series AI, 7.00%, 04/15/30		80	74,739
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 04/15/30(b)		37	37,596
CoreLogic, Inc., 4.50%, 05/01/28(b)		345	329,089
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(b)		208	223,358
Howard Hughes Corp., 4.38%, 02/01/31(b)		53	48,911
			748,627
Retail REITs — 0.0%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(b)		97	94,384
Semiconductors & Semiconductor Equipment — 0.0%
MKS, Inc., 1.25%, 06/01/30		134	132,057
ON Semiconductor Corp., 0.50%, 03/01/29		61	56,376
			188,433
Software — 1.3%
AthenaHealth Group, Inc., 6.50%, 02/15/30(b)		1,274	1,253,951
Camelot Finance SA, 4.50%, 11/01/26(b)		43	42,340
Capstone Borrower, Inc., 8.00%, 06/15/30(b)		280	291,902
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(b)		219	181,090
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)		68	55,261
Cloud Software Group, Inc.(b)
6.50%, 03/31/29		818	825,618
9.00%, 09/30/29		1,549	1,605,578
8.25%, 06/30/32		813	865,218
CoreWeave, Inc., 9.25%, 06/01/30(b)		89	90,988
Dun & Bradstreet Corp., 5.00%, 12/15/29(b)		153	156,825
Ellucian Holdings, Inc., 6.50%, 12/01/29(b)		302	308,854
Fair Isaac Corp., 6.00%, 05/15/33(b)		363	366,327
Playtika Holding Corp., 4.25%, 03/15/29(b)		21	19,058
SS&C Technologies, Inc., 6.50%, 06/01/32(b)		374	388,255
Twilio, Inc.
3.63%, 03/15/29		22	20,945
3.88%, 03/15/31		43	40,217
Security		Par (000)	Value
Software (continued)
UKG, Inc., 6.88%, 02/01/31(b)	USD	877	$ 909,953
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)		162	152,312
			7,574,692
Specialty Retail — 0.0%
Staples, Inc., 10.75%, 09/01/29(b)		45	42,589
Technology Hardware, Storage & Peripherals — 0.0%
Diebold Nixdorf, Inc., 7.75%, 03/31/30(b)		33	35,009
Seagate Data Storage Technology Pte Ltd., 5.88%, 07/15/30(b)		76	77,135
Seagate HDD Cayman
8.25%, 12/15/29		54	57,510
8.50%, 07/15/31		76	81,562
			251,216
Textiles, Apparel & Luxury Goods(b) — 0.1%
Beach Acquisition Bidco LLC(j)
07/15/32	EUR	200	237,357
07/15/33	USD	239	247,727
Crocs, Inc.
4.25%, 03/15/29		57	54,377
4.13%, 08/15/31		13	11,707
Hanesbrands, Inc., 9.00%, 02/15/31		3	3,176
Under Armour, Inc., 7.25%, 07/15/30		38	38,483
			592,827
Trading Companies & Distributors(b) — 0.0%
Gates Corp/DE, 6.88%, 07/01/29		74	76,839
Resideo Funding, Inc.
4.00%, 09/01/29		18	16,967
6.50%, 07/15/32		91	93,229
			187,035
Wireless Telecommunication Services — 0.2%
Altice France SA(b)
5.13%, 07/15/29		400	330,610
5.50%, 10/15/29		200	165,783
T-Mobile U.S., Inc.
3.38%, 04/15/29		67	64,464
3.50%, 04/15/31		26	24,412
Vmed O2 U.K. Financing I PLC(b)
4.25%, 01/31/31		200	183,224
4.75%, 07/15/31		200	185,005
			953,498
Total Corporate Bonds — 20.2% (Cost: $123,305,378)			116,237,541
Fixed Rate Loan Interests
Distributors — 0.0%
TMK Hawk Parent Corp., 2024 PIK Term Loan, 11.00%, 12/15/31(d)		62	—
Financial Services — 0.0%
Clover Holdings SPV III LLC, 2024 USD Term Loan, 15.00%, 12/09/27		13	12,439
Health Care Equipment & Supplies — 0.2%
Cotiviti, Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31		1,037	1,041,105
IT Services — 0.0%
X Corp., 2025 Fixed Term Loan, 9.50%, 10/26/29		169	164,212
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software — 0.3%
Clover Holdings 2 LLC, Fixed Term Loan B, 7.75%, 12/09/31	USD	1,672	$ 1,684,540
Total Fixed Rate Loan Interests — 0.5% (Cost: $2,950,135)			2,902,296
Floating Rate Loan Interests(a)
Aerospace & Defense — 3.0%
Arcline FM Holdings LLC, 2025 Term Loan, (6-mo. CME Term SOFR at 0.75% Floor + 3.50%), 7.58%, 06/24/30		801	804,148
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 10/31/30		1,215	1,216,996
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6-mo. CME Term SOFR + 3.93%), 8.18%, 08/03/29		1,111	1,111,589
Cubic Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.84%, 05/25/28		3,017	1,562,582
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.84%, 05/25/28		614	317,350
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 10/31/31		2,308	2,308,383
2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 10/31/31		877	876,992
Goat Holdco LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 01/27/32		552	552,169
Kaman Corp., 2025 Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.08%, 02/26/32		604	602,964
Peraton Corp.
2nd Lien Term Loan B1, (3-mo. CME Term SOFR + 7.85%), 12.18%, 02/01/29		432	300,434
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.18%, 02/01/28		1,633	1,437,175
Propulsion BC Newco LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 09/14/29		193	193,878
Setanta Aircraft Leasing DAC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.05%, 11/05/28		587	590,226
Signia Aerospace LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.30%, 12/11/31(d)		561	563,590
TransDigm, Inc.
2023 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.80%, 02/28/31		4,113	4,119,586
2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.80%, 01/19/32		837	837,799
2024 Term Loan K, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 03/22/30		98	98,070
			17,493,931
Automobile Components — 1.6%
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.08%, 02/23/29		539	502,310
Clarios Global LP
2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.83%, 05/06/30		2,910	2,899,347
2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 01/28/32		1,460	1,460,920
Security		Par (000)	Value
Automobile Components (continued)
Dealer Tire Financial LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 07/02/31(d)	USD	1,172	$ 1,165,147
Garrett LX I SARL, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.53%, 01/30/32(d)		102	102,127
Gates Corp., 2024 Term Loan B5, (1-mo. CME Term SOFR + 1.75%), 6.08%, 06/04/31		1,760	1,758,507
RealTruck Group, Inc., 2023 Incremental Term Loan, (1- mo. CME Term SOFR + 5.11%), 9.44%, 01/31/28		416	377,216
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.42%, 11/17/28		1,121	1,091,854
			9,357,428
Beverages — 0.5%
Naked Juice LLC
2025 FLFO Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.80%, 01/24/29		1,510	1,494,004
2025 FLSO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.65%, 01/24/29		831	659,673
2025 FLTO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.40%, 01/24/30		559	257,667
Sazerac Co., Inc., Term Loan B, 06/25/32(d)(l)		741	740,074
			3,151,418
Biotechnology — 0.4%
Parexel International Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.83%, 11/15/28		2,513	2,513,307
Broadline Retail — 0.7%
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1-mo. CME Term SOFR + 3.36%), 7.69%, 11/24/28(d)		442	441,231
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 9.08%, 03/15/30		3,666	3,549,522
			3,990,753
Building Products — 1.3%
Azek Group LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.33%, 09/26/31		820	818,855
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.83%, 05/13/29		112	112,613
Chariot Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.35%), 7.68%, 11/03/28		2,658	2,660,480
CP Iris Holdco I, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 3.50%), 7.83%, 10/02/28		1,190	1,187,044
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.55%, 08/05/31		2,524	2,482,131
			7,261,123
Capital Markets — 2.6%
AqGen Island Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 08/02/28		1,902	1,903,650
Ardonagh Group Finco Pty. Ltd., 2024 USD Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.03%, 02/15/31		1,828	1,812,419
Aretec Group, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.83%, 08/09/30		542	542,675
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.05%, 12/20/29		1,067	1,069,462

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets (continued)
Azalea Topco, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 04/30/31	USD	619	$ 619,620
BCPE Pequod Buyer, Inc., USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 11/25/31		1,213	1,214,173
Citadel Securities LP, 2024 First Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 10/31/31		1,343	1,348,179
Edelman Financial Engines Center LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 04/07/28		1,247	1,248,108
Focus Financial Partners LLC, 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 09/15/31		1,330	1,326,483
Jane Street Group LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 12/15/31		1,978	1,975,080
Jefferies Finance LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 10/21/31		661	661,506
Osaic Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.83%, 08/17/28		1,039	1,040,697
OVG Business Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.33%, 06/25/31(d)		227	225,518
			14,987,570
Chemicals — 2.9%
Chemours Co., 2023 USD Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.33%, 08/18/28		610	607,532
Derby Buyer LLC, 2024 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.31%, 11/01/30		1,665	1,657,079
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.02%, 10/04/29		150	149,917
Element Solutions, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.08%, 12/18/30		1,380	1,383,744
Fortis 333, Inc., USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.80%, 03/29/32		510	509,204
H.B. Fuller Co., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.08%, 02/15/30		260	260,548
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 02/18/30		606	579,633
INEOS U.S. Petrochem LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.58%, 10/07/31		525	477,463
Lonza Group AG, USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 8.32%, 07/03/28		1,218	1,107,878
Minerals Technologies, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 11/26/31		865	863,574
Momentive Performance Materials, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.00%), 8.33%, 03/29/28		1,851	1,854,538
Nouryon Finance BV, 2024 USD Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.51%, 04/03/28		1,099	1,103,230
Oxea Holding Drei GmbH, 2017 USD Term Loan B2, (3- mo. CME Term SOFR at 0.00% Floor + 3.06%), 7.35%, 04/08/31		1,447	1,357,656
Paint Intermediate III LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 10/09/31		505	499,688
Solenis Holdings Ltd., 2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.30%, 06/20/31		1,950	1,925,539
Security		Par (000)	Value
Chemicals (continued)
Sparta U.S. HoldCo LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.32%, 08/02/30	USD	1,434	$ 1,417,190
WR Grace Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 09/22/28		1,236	1,236,981
			16,991,394
Commercial Services & Supplies — 5.3%
Action Environmental Group, Inc., 2023 Term Loan B, (3- mo. CME Term SOFR + 3.75%), 8.05%, 10/24/30(d)		805	804,814
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.18%, 05/12/28		3,733	3,749,199
Anticimex International AB, 2024 Term Loan B6, (3-mo. SOFR + 3.40%), 7.66%, 11/16/28		608	610,137
Aramark Services, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 06/22/30		957	957,741
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.18%, 09/07/27		1,824	1,826,756
Citrin Cooperman Advisors LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 04/01/32		736	734,935
Clean Harbors, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 10/09/28		907	914,254
Froneri U.S., Inc., 2024 USD Term Loan B4, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.24%, 09/30/31		3,952	3,904,849
Garda World Security Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.31%, 02/01/29		1,471	1,471,625
GFL ES US LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 03/03/32		2,041	2,039,306
Grant Thornton Advisors LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 06/02/31		568	566,656
JFL-Tiger Acquisition Co., Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.07%, 10/17/30		626	626,639
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.43%, 10/30/28		1,604	1,440,671
NEP Group, Inc., 2018 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.51%), 7.84%, 08/19/26		145	131,738
Novelis Holdings, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.30%, 03/11/32		2,215	2,218,217
Prime Security Services Borrower LLC
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 10/13/30		871	871,380
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 03/07/32		1,223	1,211,534
Quartz Acquireco LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.55%, 06/28/30		1,821	1,825,690
Reworld Holding Corp , Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.56%, 11/30/28		969	970,695
Reworld Holding Corp., Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.56%, 11/30/28		75	74,950
Ryan LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.83%, 11/14/30		74	74,132
Summer BC Holdco B SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.26%), 9.56%, 02/15/29		248	248,994
Tempo Acquisition LLC, 2025 Repriced Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 08/31/28		2,274	2,262,966
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies (continued)
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR + 4.10%), 8.43%, 11/02/27	USD	630	$ 596,771
Vestis Corp., Term Loan, (3-mo. CME Term SOFR + 2.25%), 6.58%, 02/22/31		762	728,943
			30,863,592
Communications Equipment — 0.3%
Ciena Corp., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 10/24/30		1,236	1,240,918
Viasat, Inc.
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.61%), 8.93%, 05/30/30		299	285,060
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.61%), 8.94%, 03/02/29		194	185,309
			1,711,287
Construction & Engineering — 0.8%
Brand Industrial Services, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.78%, 08/01/30		3,202	2,667,569
Construction Partners, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 11/03/31		374	375,055
Legence Holdings LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 7.58%, 12/18/28		510	509,964
Pike Corp., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR + 3.11%), 7.44%, 01/21/28		924	928,263
			4,480,851
Construction Materials — 1.7%
American Builders & Contractors Supply Co., Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 01/31/31		1,437	1,441,388
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 10.33%, 03/08/29		717	647,754
Oscar AcquisitionCo LLC, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.55%, 04/29/29		726	666,755
Potters Borrower LP, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.33%, 12/14/27		465	466,293
Quikrete Holdings, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 6.58%, 03/19/29		1,012	1,011,256
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 02/10/32		2,222	2,218,541
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.07%, 09/22/28		461	461,385
White Cap Supply Holdings LLC, 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 10/19/29		2,922	2,901,109
			9,814,481
Consumer Staples Distribution & Retail — 0.2%
EG America LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.58%, 02/07/28		326	327,581
U.S. Foods, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 10/03/31		621	625,605
			953,186
Containers & Packaging — 1.7%
Charter Next Generation, Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 7.06%, 11/29/30		3,427	3,437,581
Security		Par (000)	Value
Containers & Packaging (continued)
Clydesdale Acquisition Holdings, Inc.
2025 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 04/01/32	USD	6	$ 5,634
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 04/01/32		1,458	1,451,044
Colossus Acquireco LLC, Term Loan B, 06/11/32(l)		1,006	998,706
Mauser Packaging Solutions Holding Co., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.32%, 04/15/27		1,201	1,200,556
Pregis TopCo Corp., 2025 Refinancing Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.33%, 02/01/29		1,475	1,478,007
Reynolds Consumer Products LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 03/04/32		260	261,214
Trident TPI Holdings, Inc., 2024 Term Loan B7, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 09/15/28		1,118	1,097,074
			9,929,816
Diversified Consumer Services — 1.5%
Bright Horizons Family Solutions LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.08%, 11/24/28		1,266	1,268,923
Hoya Midco LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.53%, 02/03/29		835	722,277
KUEHG Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 06/12/30		783	782,616
Learning Care Group U.S. No. 2, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 8.29%, 08/11/28		196	195,090
OMNIA Partners LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.78%, 07/25/30		592	592,889
PG Polaris BidCo SARL, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 03/26/31		545	546,351
Planet US Buyer LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 7.33%, 02/07/31		696	698,645
Spring Education Group, Inc., Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.30%, 10/04/30		1,386	1,390,808
Veritiv Operating Co., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.30%, 11/30/30		492	492,875
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 01/30/31		1,844	1,834,912
			8,525,386
Diversified REITs — 0.1%
RHP Hotel Properties LP, 2024 1st Lien Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 05/20/30		438	436,784
Diversified Telecommunication Services — 2.7%
Altice Financing SA, USD 2017 1st Lien Term Loan, (Prime + 1.75%), 9.25%, 01/31/26(d)		1,677	1,551,550
Connect Finco SARL, 2024 Extended Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.83%, 09/27/29		639	605,694
Iridium Satellite LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 6.58%, 09/20/30		572	572,253
Level 3 Financing, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.58%, 03/27/32		2,873	2,902,333
Lumen Technologies, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.79%, 04/16/29		1,064	1,049,401

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Lumen Technologies, Inc. (continued)
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.79%, 04/15/30	USD	679	$ 669,282
2024 Term Loan A, (1-mo. CME Term SOFR at 2.00% Floor + 6.00%), 10.33%, 06/01/28		122	125,328
ORBCOMM, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.76%, 09/01/28		506	454,741
Radiate Holdco LLC, 2025 FLFO Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 7.69%, 09/25/29		2,934	2,553,081
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1-mo. CME Term SOFR + 3.36%), 7.68%, 01/31/29		1,212	1,200,159
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.11%), 7.44%, 03/09/27		4,386	4,162,908
			15,846,730
Electric Utilities — 0.5%
NRG Energy, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.03%, 04/16/31		1,385	1,386,613
Vistra Operations Co. LLC, 1st Lien Term Loan B3, (1-mo. CME Term SOFR + 1.75%), 6.08%, 12/20/30		1,285	1,287,291
			2,673,904
Electrical Equipment — 0.0%
GrafTech Global Enterprises, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 6.00%), 10.32%, 12/21/29		25	25,420
Electronic Equipment, Instruments & Components — 0.4%
Celestica, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 06/20/31(d)		834	833,580
Coherent Corp., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.33%, 07/02/29		1,524	1,524,693
			2,358,273
Energy Equipment & Services — 0.1%
Covia Holdings LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 02/26/32		300	300,501
Entertainment — 2.8%
City Football Group Ltd., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.76%), 8.04%, 07/22/30		1,196	1,187,479
Creative Artists Agency LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 10/01/31		2,981	2,988,427
Delta 2 Lux SARL
2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.30%, 09/30/31		1,712	1,712,859
2024 Term Loan B2, 09/30/31(l)		856	855,842
Live Nation Entertainment, Inc., Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.17%, 10/19/26		1,655	1,652,991
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.80%, 11/12/29		1,219	1,157,262
NEP Group, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 3.51%, 1.76% PIK), 9.34%, 08/19/26(f)		649	596,700
Playtika Holding Corp., 2021 Term Loan B1, (1-mo. CME Term SOFR + 2.86%), 7.19%, 03/13/28		837	821,993
Security		Par (000)	Value
Entertainment (continued)
UFC Holdings LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 11/21/31	USD	2,240	$ 2,247,491
WMG Acquisition Corp., 2024 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 01/24/31		2,657	2,659,541
			15,880,585
Financial Services — 4.9%
ABG Intermediate Holdings 2 LLC
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 12/21/28		1,259	1,257,724
2025 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 02/13/32		898	895,128
Apex Group Treasury LLC, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.82%, 02/27/32		1,426	1,419,768
APi Group DE, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 01/03/29		1,902	1,902,176
Belron Finance LLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.05%, 10/16/31		3,145	3,156,235
Boost Newco Borrower LLC, 2025 USD Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.30%, 01/31/31		3,451	3,457,837
CPI Holdco B LLC
2024 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 05/17/31		766	765,042
2024 Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.33%, 05/19/31		1,732	1,726,398
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 8.05%, 04/09/27		2,597	2,519,598
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 11.31%, 04/07/28		982	935,212
EOC Borrower LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 03/24/32		3,120	3,120,967
FinCo I LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 06/27/29		420	421,043
Gryphon Debt Merger Sub, Inc., Term Loan B, 06/18/32(l)		727	726,397
Guardian U.S. Holdco LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.80%, 01/31/30		288	286,832
Howden Group Holdings Ltd., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.83%, 04/18/30		171	171,369
Hyperion Refinance SARL, 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.33%, 02/15/31		1,691	1,694,999
Orion US Finco, 1st Lien Term Loan, 05/20/32(l)		908	910,724
Sotera Health Holdings LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.55%, 05/30/31		1,976	1,982,253
WEX, Inc.
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 03/31/28		323	323,190
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 03/05/32		424	422,615
			28,095,507
Food Products — 1.2%
Chobani LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 10/25/27		3,649	3,657,819
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Food Products (continued)
H-Food Holdings LLC, 2025 Exit Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 6.50%), 10.83%, 03/29/30	USD	146	$ 146,981
Nomad Foods U.S. LLC, 2023 Term Loan B5, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.54%, 11/12/29		893	892,038
Primo Brands Corp., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.55%, 03/31/28		828	830,631
UTZ Quality Foods LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 01/29/32		1,411	1,410,177
Wellness Pet LLC
2025 First Out Exchange Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.95%), 8.28%, 12/31/29		229	191,967
2025 Second Out Exchange Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 8.08%, 12/31/29		128	70,318
			7,199,931
Ground Transportation — 0.9%
Avis Budget Car Rental LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 1.86%), 6.19%, 08/06/27		554	548,521
Genesee & Wyoming, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.05%, 04/10/31		3,191	3,171,934
Hertz Corp.
2021 Term Loan B, (3-mo. CME Term SOFR + 3.76%), 8.04%, 06/30/28		1,012	839,127
2021 Term Loan C, (3-mo. CME Term SOFR + 3.76%), 8.04%, 06/30/28		199	164,733
SIRVA Worldwide, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 8.00%), 12.32%, 08/20/29		1,046	407,802
			5,132,117
Health Care Equipment & Supplies — 0.5%
Bausch & Lomb Corp.
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.33%, 09/29/28		837	836,044
2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.67%, 06/26/30		1,917	1,912,734
			2,748,778
Health Care Providers & Services — 4.6%
Avantor Funding, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.10%), 6.43%, 11/08/27		102	102,383
CHG Healthcare Services, Inc., 2024 Term Loan B1, (3- mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.33%, 09/29/28		876	878,760
CNT Holdings I Corp., 2025 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.78%, 11/08/32		1,325	1,327,337
Concentra Health Services, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 07/26/31		613	614,146
Cotiviti, Inc., 2024 Term Loan, (1-mo. CME Term SOFR + 2.75%), 7.07%, 05/01/31		2,005	1,994,192
Ensemble RCM LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.28%, 08/01/29		1,397	1,402,030
Examworks Bidco, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.08%, 11/01/28		2,013	2,017,824
EyeCare Partners LLC
2024 Second Out Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 1.10%, 3.71% PIK), 8.84%, 11/30/28(f)		471	369,844
2024 Superpriority New Money 1st Out Term Loan A, (6-mo. CME Term SOFR at 0.00% Floor + 5.75%), 9.88%, 08/31/28		684	694,402
Security		Par (000)	Value
Health Care Providers & Services (continued)
EyeCare Partners LLC (continued)
2024 Third Out Term Loan C, (3-mo. CME Term SOFR + 6.85%, 8.84% PIK), 10.98%, 11/30/28(c)(f)(g)	USD	44	$ 10,999
Fortrea Holdings, Inc., Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.08%, 07/01/30		101	89,908
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 8.40%, 10/01/27		1,295	1,245,578
ICON Luxembourg SARL, 2024 LUX Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.30%, 07/03/28		493	495,445
Ingenovis Health, Inc., Term Loan B, (3-mo. CME Term SOFR + 4.36%), 8.70%, 03/06/28		691	273,045
LifePoint Health, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.01%, 05/19/31		809	799,182
Medical Solutions Holdings, Inc.
2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.60%), 7.88%, 11/01/28		539	279,225
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.10%), 11.38%, 11/01/29		536	226,015
Medline Borrower LP, 2024 USD Add-on Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.58%, 10/23/28		7,339	7,342,026
Option Care Health, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.58%, 10/27/28		697	700,615
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.01%), 8.29%, 06/02/28		2,481	2,414,850
PRA Health Sciences, Inc., 2024 US Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.30%, 07/03/28		123	123,441
Raven Acquisition Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 11/19/31		510	508,858
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.30%, 09/27/30		876	866,971
Surgery Center Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 12/19/30		1,317	1,320,851
Vizient, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.08%, 08/01/31		332	332,756
			26,430,683
Health Care Technology — 0.9%
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.08%, 02/15/29		4,328	4,321,073
PointClickCare Technologies, Inc., 2024 USD Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.42%, 11/03/31		711	713,102
Waystar Technologies, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 10/22/29		427	428,614
			5,462,789
Hotels, Restaurants & Leisure — 6.0%
1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 09/20/30		1,850	1,840,225
Aimbridge Acquisition Co., Inc.
2025 1st Lien Second Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.50%), 11.93%, 03/11/30		183	180,467
2025 First Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.93%, 03/11/30		203	201,562

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Alterra Mountain Co., 2024 Term Loan B7, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 05/31/30	USD	823	$ 824,290
Bally’s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 7.78%, 10/02/28		1,542	1,358,670
Caesars Entertainment, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 6.58%, 02/06/31		2,879	2,873,778
Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.58%, 02/06/30		925	922,743
Carnival Corp., 2025 Term Loan (2027), (1-mo. CME Term SOFR at 0.75% Floor + 2.00%), 6.31%, 08/08/27		202	201,400
Crown Finance U.S., Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.57%, 12/02/31		677	675,978
DK Crown Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 03/04/32		1,740	1,733,465
Fertitta Entertainment LLC/NV, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.83%, 01/27/29		3,731	3,724,793
Flutter Financing B.V., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.05%, 11/30/30		3,463	3,450,154
Flutter Financing BV, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.30%, 06/04/32(d)		529	528,339
Four Seasons Hotels Ltd., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.08%, 11/30/29		2,797	2,811,037
Great Canadian Gaming Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.07%, 11/01/29		750	731,740
Herschend Entertainment Co. LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 05/27/32		828	833,001
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 6.07%, 11/08/30		696	698,067
IRB Holding Corp., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.83%, 12/15/27		1,678	1,677,435
Light & Wonder International, Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.56%, 04/14/29		980	979,802
Ontario Gaming GTA LP, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.55%, 08/01/30		190	187,446
Packers Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.35%), 7.68%, 03/09/28		801	428,696
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.83%, 05/03/29		1,249	1,249,822
Scientific Games Holdings LP, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.28%, 04/04/29		372	371,700
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.33%, 12/04/31		461	459,795
Six Flags Entertainment Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 05/01/31		301	300,727
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 03/14/31	USD	1,879	$ 1,881,094
Voyager Parent LLC, Term Loan B, 05/09/32(l)		1,038	1,026,177
Whatabrands LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.83%, 08/03/28		1,095	1,094,630
Wyndham Hotels & Resorts, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 05/24/30		1,137	1,140,665
			34,387,698
Household Durables — 0.9%
Hunter Douglas, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 01/20/32		2,518	2,506,229
Madison Safety & Flow LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 09/26/31		585	585,650
Serta Simmons Bedding LLC, 2023 New Term Loan, (3- mo. CME Term SOFR + 7.61%), 11.91%, 06/29/28		441	400,365
Somnigroup International, Inc., 1st Lien Term Loan B, 10/24/31(l)		454	454,967
Springs Windows Fashions, LLC, 2024 First Lien Second Out Term Loan A2, (1-mo. CME Term SOFR at 1.00% Floor + 4.11%), 8.44%, 10/06/28		658	501,333
SWF Holdings I Corp., 2024 FLFO A1 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.83%, 12/19/29		153	152,558
Weber-Stephen Products LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 7.69%, 10/30/27		816	809,306
			5,410,408
Independent Power and Renewable Electricity Producers — 0.7%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 07/31/30		1,647	1,645,393
Calpine Corp., 2024 Term Loan B10, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 01/31/31		697	696,847
Constellation Renewables LLC, 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 2.25%), 6.58%, 12/15/27		957	959,491
Talen Energy Supply LLC, 2024-1 Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.81%, 12/15/31		609	610,176
			3,911,907
Industrial Conglomerates — 0.7%
Beach Acquisition Bidco LLC, USD Term Loan B, 06/25/32(d)(l)		301	302,505
Cube Industrials Buyer, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.52%, 10/17/31		194	194,787
EMRLD Borrower LP
2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 08/04/31		1,525	1,521,949
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Industrial Conglomerates (continued)
EMRLD Borrower LP (continued)
Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 05/31/30	USD	1,930	$ 1,927,080
Stitch Acquisition Corp., 2024 2nd Out Term Loan, (3-mo. CME Term SOFR + 7.50%), 12.06%, 12/31/29		205	170,174
			4,116,495
Insurance — 5.5%
Alliant Holdings Intermediate LLC, 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 09/19/31		6,767	6,768,022
AmWINS Group, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 6.58%, 01/30/32		2,583	2,583,485
Amynta Agency Borrower, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 12/29/31		2,417	2,415,901
AssuredPartners, Inc., 2024 Incremental Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.83%, 02/14/31		2,369	2,374,624
Baldwin Insurance Group Holdings LLC, 2024 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.31%, 05/26/31		1,745	1,743,855
HUB International Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.77%, 06/20/30		4,314	4,326,313
Jones Deslauriers Insurance Management, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.03%, 03/15/30		1,110	1,102,610
Ryan Specialty LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 09/15/31		1,874	1,871,229
Truist Insurance Holdings LLC
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 05/06/31		2,546	2,544,973
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.05%, 05/06/32		476	480,847
USI, Inc.
2024 Term Loan C, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.55%, 09/29/30		1,766	1,759,495
2024 Term Loan D, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.55%, 11/21/29		3,621	3,613,949
			31,585,303
Interactive Media & Services — 0.2%
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.08%, 01/31/31		1,446	1,429,456
IT Services — 5.5%
Asurion LLC
2021 2nd Lien Term Loan B3, (1-mo. CME Term SOFR + 5.36%), 9.69%, 01/31/28		985	939,810
2021 2nd Lien Term Loan B4, (1-mo. CME Term SOFR + 5.36%), 9.69%, 01/20/29		953	882,268
2023 Term Loan B11, (1-mo. CME Term SOFR at 0.00% Floor + 4.35%), 8.68%, 08/19/28		1,351	1,335,616
2024 Term Loan B12, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.58%, 09/19/30		319	310,916
2025 Term Loan B13, 09/19/30(l)		1,691	1,640,786
Central Parent LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.55%, 07/06/29		2,995	2,493,242
Clearwater Analytics LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.53%, 04/21/32(d)		961	959,799
Security		Par (000)	Value
IT Services (continued)
Ecovyst Catalyst Technologies LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.28%, 06/12/31	USD	1,363	$ 1,352,902
Epicor Software Corp., 2024 Term Loan E, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 7.08%, 05/30/31		2,622	2,626,852
Fortress Intermediate 3, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.83%, 06/27/31(d)		563	563,563
Go Daddy Operating Co. LLC
2024 Term Loan B7, (1-mo. CME Term SOFR + 1.75%), 6.08%, 05/30/31		2,295	2,296,681
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 11/09/29		1,242	1,242,858
Magenta Security Holdings LLC
2024 First Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 11.29%, 07/27/28		397	331,435
2024 Second Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.00%), 11.54%, 07/27/28		466	214,453
2024 Third Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 1.76%, 5.76% PIK), 11.54%, 07/27/28(c)(f)(g)		962	222,963
Mitchell International, Inc.
2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.58%, 06/17/31		2,031	2,027,406
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR + 5.25%), 9.58%, 06/17/32		474	464,402
Modena Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.78%, 07/01/31		609	584,984
Neon Maple U.S Debt Mergersub, Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 11/17/31		1,596	1,597,883
Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 10/26/30		859	862,416
Project Boost Purchaser LLC, 2025 Refinancing Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 07/16/31		1,682	1,684,494
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 07/31/31		3,571	3,582,162
Shift4 Payments LLC, 2025 Term Loan, 05/07/32(l)		674	679,264
X Corp., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.60%), 10.93%, 10/26/29		2,320	2,263,869
X.AI LLC, 1st Lien Term Loan , 06/28/30(l)		598	569,344
			31,730,368
Machinery — 4.4%
Aggreko Holdings, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 08/16/29		1,742	1,742,874
AI Aqua Merger Sub, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 07/31/28		1,960	1,955,511
Chart Industries, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 6.79%, 03/15/30		531	531,499
Columbus McKinnon Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.80%, 05/14/28(d)		270	269,618
Filtration Group Corp., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.33%, 10/21/28		3,054	3,064,476

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Machinery (continued)
Generac Power Systems, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 07/03/31	USD	288	$ 287,704
Husky Injection Molding Systems Ltd., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.73%, 02/15/29		3,888	3,895,738
Indicor LLC, 2024 USD 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.05%, 11/22/29		793	791,249
Madison IAQ LLC
2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.56%, 05/06/32		1,455	1,458,070
Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.76%, 06/21/28		3,187	3,187,915
SPX Flow, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.33%, 04/05/29		1,825	1,830,766
TK Elevator U.S. Newco, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR + 3.00%), 7.24%, 04/30/30		2,473	2,478,144
Vertiv Group Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 03/02/27		2,192	2,193,115
Vortex Opco LLC, Second Out Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.36%), 8.66%, 12/17/28		572	248,116
WEC U.S. Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 01/27/31		1,485	1,485,202
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.11%), 6.44%, 10/04/28		98	98,258
			25,518,255
Media — 2.1%
Altice France SA, 2023 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.76%, 08/15/28		2,042	1,845,239
Charter Communications Operating LLC
2023 Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.30%, 12/07/30		1,234	1,233,092
2024 Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.55%, 12/15/31		861	862,407
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 8.44%, 08/23/28		643	636,763
CSC Holdings LLC
2019 Term Loan B5, (Prime + 1.50%), 9.00%, 04/15/27		1,977	1,923,262
2022 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.81%, 01/18/28		374	368,340
DirecTV Financing LLC, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.26%), 9.54%, 08/02/27		260	260,276
ECL Entertainment LLC, 2024 1st Lien Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.83%, 09/03/30		942	940,714
Fleet U.S. Bidco, Inc., 2024 1st Lien Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.06%, 02/21/31(d)		356	356,753
Gray Television, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 9.57%, 06/04/29		217	216,351
Learfield Communications LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.83%, 06/30/28		543	546,297
Security		Par (000)	Value
Media (continued)
Speedster Bidco GmbH, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 12/10/31	USD	2,157	$ 2,166,041
Ziggo Financing Partnership, USD Term Loan I, (1-mo. CME Term SOFR at 0.00% Floor + 2.61%), 6.93%, 04/30/28		1,066	1,040,565
			12,396,100
Oil, Gas & Consumable Fuels — 1.3%
Buckeye Partners LP, 2025 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 11/22/30		349	349,272
Freeport LNG Investments LLLP, 2025 Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.52%, 12/21/28		2,023	2,021,556
GIP Pilot Acquisition Partners LP, 2025 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.28%, 10/04/30		243	243,351
Hilcorp Energy I LP, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.31%, 02/11/30		690	690,270
M6 ETX Holdings II Midco LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 04/01/32		541	542,931
Murphy USA, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.07%, 04/07/32		313	315,178
New Fortress Energy, Inc., 2025 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.81%, 10/30/28		192	49,692
NGL Energy Operating LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.08%, 02/03/31		261	258,593
Oryx Midstream Services Permian Basin LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.57%, 10/05/28		2,620	2,617,775
Whitewater Matterhorn Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 06/16/32		248	247,638
			7,336,256
Passenger Airlines — 1.1%
AAdvantage Loyalty IP Ltd., 2025 Term Loan B, 05/28/32(l)		631	634,471
Air Canada, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 03/21/31		1,462	1,461,977
American Airlines, Inc.
Series AA, 2017 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 1.85%), 5.98%, 01/29/27		143	141,253
2023 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.51%, 06/04/29		1,262	1,249,746
2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.52%, 04/20/28		816	809,611
JetBlue Airways Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.07%, 08/27/29		786	734,470
United Airlines, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.28%, 02/22/31		1,052	1,052,070
			6,083,598
Pharmaceuticals — 1.1%
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.83%, 05/04/28		1,017	1,032,420
Elanco Animal Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.85%), 6.17%, 08/01/27		758	757,158
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Pharmaceuticals (continued)
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.58%, 05/05/28	USD	1,597	$ 1,603,776
Opal U.S. LLC, USD Term Loan B, 04/28/32(l)		1,775	1,781,106
Organon & Co., 2024 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.57%, 05/19/31		467	457,861
Perrigo Investments LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 04/20/29		899	898,617
			6,530,938
Professional Services — 3.8%
AlixPartners LLP, 2021 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.61%), 6.94%, 02/04/28		1,733	1,738,724
Amentum Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 09/29/31		1,481	1,477,694
CoreLogic, Inc.
2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.61%), 10.94%, 06/04/29		488	472,872
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 06/02/28		1,629	1,610,203
Corpay Technologies Operating Co. LLC, Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 04/28/28		2,535	2,534,522
Dayforce, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.28%, 03/01/31(d)		1,662	1,662,252
Dun & Bradstreet Corp., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 01/18/29		4,917	4,912,320
Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 07/06/29		448	448,267
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.00%), 10.03%, 07/31/30		432	400,162
Skopima Consilio Parent LLC, 2024 Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.08%, 05/12/28		817	805,726
Trans Union LLC
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 06/24/31		1,878	1,879,260
2024 Term Loan B9, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 06/24/31		1,593	1,594,016
Zelis Payments Buyer, Inc.
5th Amendment Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 11/26/31		1,728	1,716,630
Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.08%, 09/28/29		437	433,575
			21,686,223
Real Estate Management & Development — 0.1%
Cushman & Wakefield U.S. Borrower LLC, 2024 Tranche 2 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.58%, 01/31/30		550	552,562
Semiconductors & Semiconductor Equipment — 0.3%
Entegris, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.06%, 07/06/29		783	787,670
MKS Instruments, Inc., 2025 USD Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.32%, 08/17/29		1,105	1,105,835
			1,893,505
Software — 9.8%
Applied Systems, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.80%, 02/24/31		3,268	3,280,391
Security		Par (000)	Value
Software (continued)
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.78%, 08/15/29	USD	1,065	$ 881,449
Boxer Parent Co., Inc., 2025 USD 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 07/30/31		2,889	2,868,297
Capstone Borrower, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 06/17/30		1,137	1,135,393
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.33%, 01/23/32		2,286	2,285,967
Cloud Software Group, Inc.
2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.80%, 03/29/29		3,391	3,393,344
2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 03/21/31		2,713	2,716,576
Cloudera, Inc.
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.43%, 10/08/29		616	556,328
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.18%, 10/08/28		1,601	1,534,260
Clover Holdings 2 LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.31%, 12/09/31		3,170	3,170,983
DS Admiral Bidco LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 8.55%, 06/26/31(d)		651	647,801
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.33%, 10/09/29		2,447	2,451,517
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.08%, 11/22/32(d)		513	523,260
Gen Digital, Inc.
2024 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.08%, 09/12/29		2,720	2,715,322
2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.08%, 04/16/32		289	288,350
Genesys Cloud Services, Inc., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 01/30/32		4,311	4,307,525
Informatica LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 10/27/28		1,414	1,418,841
Kaseya, Inc., 2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 03/20/32		2,544	2,552,375
McAfee Corp., 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 03/01/29		2,353	2,282,141
MH Sub I LLC
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.58%, 05/03/28		615	575,948
2024 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.58%, 12/31/31		528	457,710
Planview Parent, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.80%, 12/17/27		300	291,005
Proofpoint, Inc.
2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.33%, 08/31/28		3,089	3,089,255
2025 Fungible Term Loan, 08/31/28(l)		318	318,035
QXO, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 04/30/32		420	422,213
RealPage, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR + 3.26%), 7.56%, 04/24/28		1,841	1,826,622
Sabre GLBL, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 12/17/27		169	165,602

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
Sabre GLBL, Inc. (continued)
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 12/17/27	USD	96	$ 94,153
2022 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.43%, 06/30/28		48	47,902
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.43%, 11/15/29		806	802,860
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.43%, 11/15/29		235	221,890
SS&C Technologies, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 05/09/31		2,826	2,838,350
UKG, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.31%, 02/10/31		3,810	3,823,570
Voyage Australia Pty. Ltd., USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.76%), 8.03%, 07/20/28		207	207,612
VS Buyer LLC, 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.02%, 04/12/31		2,364	2,373,151
			56,565,998
Specialty Retail — 0.9%
Fender Musical Instruments Corp., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.10%), 8.43%, 12/01/28		98	87,550
LS Group OpCo Acquistion LLC, 2025 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 04/23/31		790	789,000
Mavis Tire Express Services Topco Corp., 2025 Repriced Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.33%, 05/04/28		2,968	2,964,592
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.18%, 02/11/28		824	813,502
Restoration Hardware, Inc., 2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.68%, 10/20/28		281	273,372
			4,928,016
Trading Companies & Distributors — 1.5%
Core & Main LP
2024 Term Loan D, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.27%, 07/27/28		2,990	2,987,800
2024 Term Loan E, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.27%, 02/09/31		697	697,494
Foundation Building Materials, Inc., 2024 Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.28%, 01/29/31		2,153	2,103,947
Gulfside Supply, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 06/17/31		476	476,772
GYP Holdings III Corp., 2024 Term Loan, (1-mo. CME Term SOFR + 2.25%), 6.58%, 05/12/30		593	592,802
Herc Holdings, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 06/02/32		277	277,809
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 8.29%, 10/28/27		740	565,795
TMK Hawk Parent Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 2.00%, 3.25% PIK), 9.58%, 06/30/29(d)(f)		1,918	1,150,948
			8,853,367
Transportation Infrastructure — 1.2%
Apple Bidco LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 09/23/31		2,846	2,838,872
Security		Par (000)	Value
Transportation Infrastructure (continued)
Brown Group Holding LLC
2022 Incremental Term Loan B2, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.81%, 07/01/31	USD	1,255	$ 1,256,121
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.83%, 07/01/31		1,742	1,743,630
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.35%), 10.68%, 12/15/26		721	715,530
Rand Parent LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 03/18/30		217	215,276
			6,769,429
Wireless Telecommunication Services — 0.4%
GOGO Intermediate Holdings LLC, Term Loan B, (1-mo. CME Term SOFR + 3.86%), 8.19%, 04/30/28		812	795,090
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 01/25/31		1,352	1,353,554
			2,148,644
Total Floating Rate Loan Interests — 91.6% (Cost: $534,629,862)			528,452,051

	Shares
Investment Companies
Equity Funds — 2.5%
Hearthside Equity	8,393	160,306
Janus Henderson AAA CLO ETF	135,000	6,851,250
SPDR Blackstone Senior Loan ETF	175,000	7,278,250
		14,289,806
Fixed Income Funds — 4.3%
Invesco Senior Loan ETF	961,200	20,108,304
iShares Broad USD High Yield Corporate Bond ETF(m)	125,000	4,688,750
		24,797,054
Total Investment Companies — 6.8% (Cost: $39,059,033)		39,086,860

		Benefical Interest (000)
Other Interests
Capital Markets — 0.0%
Millennium Lender Claim Trust(d)(n)	USD	1,156	—
Industrial Conglomerates — 0.0%
Millennium Corp.(d)(n)		1,084	—
Total Other Interests — 0.0% (Cost: $ — )			—

Par (000)
Preferred Securities
Capital Trusts — 0.7%(a)
Automobile Components — 0.1%
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/54	USD	200	201,988
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks(i) — 0.0%
PNC Financial Services Group, Inc., Series W, 6.25%	USD	72	$ 74,032
Wells Fargo & Co., 6.85%		44	46,236
			120,268
Capital Markets — 0.0%
Apollo Global Management, Inc., 6.00%, 12/15/54		84	81,911
Brookfield Finance, Inc., 6.30%, 01/15/55		125	119,619
			201,530
Electric Utilities — 0.1%
AES Corp., 7.60%, 01/15/55		71	73,102
CenterPoint Energy, Inc., Series B, 6.85%, 02/15/55		34	35,175
Dominion Energy, Inc., 6.63%, 05/15/55		15	15,223
Duke Energy Corp., 6.45%, 09/01/54		49	50,363
NextEra Energy Capital Holdings, Inc., 6.38%, 08/15/55		55	56,163
			230,026
Financial Services(i) — 0.3%
Bank of America Corp., 6.63%		365	378,013
Barclays PLC
4.38%		200	186,168
9.63%		200	222,142
Citigroup, Inc.
Series CC, 7.13%		180	185,528
Series DD, 7.00%		45	47,302
Series EE, 6.75%		100	100,736
Series FF, 6.95%		40	40,853
Goldman Sachs Group, Inc.
6.85%		85	87,719
Series Y, 6.13%		205	205,270
UBS Group AG(b)
7.75%		200	210,553
Series NC10, 9.25%		200	231,282
			1,895,566
Independent Power and Renewable Electricity Producers(b)(i) — 0.1%
NRG Energy, Inc., 10.25%		145	161,013
Vistra Corp., 7.00%		228	230,743
			391,756
Insurance — 0.0%
Corebridge Financial, Inc., 6.38%, 09/15/54		59	58,804
Multi-Utilities — 0.0%
AltaGas Ltd., 7.20%, 10/15/54(b)		52	52,012
Oil, Gas & Consumable Fuels(i) — 0.1%
Energy Transfer LP, Series G, 7.13%		62	63,157
Venture Global LNG, Inc., 9.00%(b)		715	695,122
			758,279
			3,910,229

Shares
Preferred Stocks — 0.0%(c)
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc., 07/21/30	382	66,794
Security	Shares	Value
IT Services(d) — 0.0%
Veritas Kapital Assurance PLC
Series G	1,882	$ 42,351
Series G-1	1,301	29,273
		71,624
		138,418
Total Preferred Securities — 0.7% (Cost: $4,173,432)		4,048,647
Warrants
Energy Equipment & Services — 0.0%
Turbo Cayman Ltd., (Strike Price GBP 0.01)(c)(d)	1	—
Financial Services — 0.0%
Service King (Carnelian Point), (Exercisable 01/14/23, 1 Share for 1 Warrant, Expires 06/30/27, Strike Price USD 10.00)(c)	2,435	—
Total Warrants — 0.0% (Cost: $ — )		—
Total Investments — 121.9% (Cost: $717,762,644)		702,917,776
Liabilities in Excess of Other Assets — (21.9)%		(126,254,784)
Net Assets — 100.0%		$ 576,662,992

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $648,270, representing 0.1% of its net assets as of period end, and an original cost of $440,160.

(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(i)	Perpetual security with no stated maturity date.
(j)	When-issued security.
(k)	Zero-coupon bond.
(l)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)	Affiliate of the Fund.
(n)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares(a)	$ —	$ — (b)	$ —	$ —	$ —	$ —	—	$ 36,421	$ —
iShares Broad USD High Yield Corporate Bond ETF	—	4,593,335	—	—	95,415	4,688,750	125,000	71,529	—
				$ —	$ 95,415	$ 4,688,750		$ 107,950	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	973,482	EUR	834,000	BNP Paribas SA	09/17/25	$ (13,925)
USD	115,535	EUR	100,000	Morgan Stanley & Co. International PLC	09/17/25	(2,860)
						$ (16,785)
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.44.V1	5.00%	Quarterly	06/20/30	B	USD	500	$ 38,417	$ 27,048	$ 11,369

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR, 4.45%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	09/20/25	USD	10,000	$ 60,764	$ (109,763)	$ 170,527
1-day SOFR, 4.45%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	12/20/25	USD	4,000	22,877	(43,905)	66,782
1-day SOFR, 4.45%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	03/20/26	USD	4,000	21,312	(43,905)	65,217
									$ 104,953	$ (197,573)	$ 302,526
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$ 27,048	$ —	$ 11,369	$ —
OTC Swaps	—	(197,573)	302,526	—

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Swaps — centrally cleared Unrealized appreciation on centrally cleared swaps(a)	$ —	$ 11,369	$ —	$ —	$ —	$ —	$ 11,369
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	—	—	302,526	—	302,526
	$ —	$ 11,369	$ —	$ —	$ 302,526	$ —	$ 313,895
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	$ —	$ —	$ —	$ 16,785	$ —	$ —	$ 16,785
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	—	—	—	197,573	—	197,573
	$ —	$ —	$ —	$ 16,785	$ 197,573	$ —	$ 214,358

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$ —	$ —	$ —	$ (2,208)	$ —	$ —	$ (2,208)
Swaps	—	3,364	—	—	531,126	—	534,490
	$ —	$ 3,364	$ —	$ (2,208)	$ 531,126	$ —	$ 532,282
Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$ —	$ —	$ —	$ (95,250)	$ —	$ —	$ (95,250)
Swaps	—	9,478	—	—	(642,220)	—	(632,742)
	$ —	$ 9,478	$ —	$ (95,250)	$ (642,220)	$ —	$ (727,992)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$909,899
Average amounts sold — in USD	— (a)
Credit default swaps:
Average notional value — buy protection	— (a)
Average notional value — sell protection	250,000
Total return swaps:
Average notional value	18,100,000

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)

Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Forward foreign currency exchange contracts	$ —	$ 16,785
Swaps — centrally cleared	1,794	—
Swaps — OTC(a)	302,526	197,573
Total derivative assets and liabilities in the Statements of Assets and Liabilities	304,320	214,358
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(1,794)	—
Total derivative assets and liabilities subject to an MNA	$ 302,526	$ 214,358

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)
Morgan Stanley & Co. International PLC	$ 302,526	$ (200,433)	$ —	$ —	$ 102,093

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)(e)
BNP Paribas SA	$ 13,925	$ —	$ —	$ —	$ 13,925
Morgan Stanley & Co. International PLC	200,433	(200,433)	—	—	—
	$ 214,358	$ (200,433)	$ —	$ —	$ 13,925

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 9,657,425	$ —	$ 9,657,425
Common Stocks
Construction & Engineering	12,441	—	—	12,441
Electrical Equipment	—	—	—	—
Entertainment	—	—	456,214	456,214
Financial Services	—	—	930,647	930,647
Ground Transportation	—	1,661	—	1,661
Health Care Providers & Services	—	192,056	—	192,056
Industrial Conglomerates	—	73,938	—	73,938
IT Services	—	—	618,015	618,015
Semiconductors & Semiconductor Equipment	6	—	—	6
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Trading Companies & Distributors	$ —	$ —	$ 247,978	$ 247,978
Corporate Bonds	—	116,237,540	1	116,237,541
Fixed Rate Loan Interests	—	2,902,296	—	2,902,296
Floating Rate Loan Interests	—	515,059,582	13,392,469	528,452,051
Investment Companies
Equity Funds	14,129,500	160,306	—	14,289,806
Fixed Income Funds	24,797,054	—	—	24,797,054
Other Interests	—	—	—	—
Preferred Securities
Capital Trusts	—	3,910,229	—	3,910,229
Preferred Stocks	—	66,794	71,624	138,418
Warrants	—	—	—	—
Unfunded Floating Rate Loan Interests(a)	—	331	137	468
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(876)	—	(876)
	$38,939,001	$648,261,282	$15,717,085	$702,917,368
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 11,369	$ —	$ 11,369
Interest Rate Contracts	—	302,526	—	302,526
Liabilities
Foreign Currency Exchange Contracts	—	(16,785)	—	(16,785)
	$—	$297,110	$—	$297,110

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $120,000,000 are categorized as Level 2 within the fair value hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Other Interests	Preferred Stocks	Unfunded Floating Rate Loan Interests
Assets
Opening balance, as of December 31, 2024	$ 1,426,241	$ 205,241	$ 2,375,848	$ 22,428,208	$ — (a)	$ 63,638	$ —
Transfers into Level 3(b)	—	—	31,366	3,468,859	—	—	16
Transfers out of Level 3(c)	—	—	(1,722,486)	(12,693,593)	—	—	—
Accrued discounts/premiums	—	666	516	1,998	—	—	—
Net realized gain (loss)	51,704	102	4,660	4,338	—	(19)	—
Net change in unrealized appreciation (depreciation)(d)(e)	(181,103)	21,627	(28,242)	74,674	—	8,005	121
Purchases	1,016,762	—	3,338	6,952,686	—	—	—
Sales	(60,750)	(227,635)	(665,000)	(6,844,701)	—	—	—
Closing balance, as of June 30, 2025	$ 2,252,854	$ 1	$ —	$ 13,392,469	$ — (a)	$ 71,624	$ 137
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2025(e)	$ (181,103)	$ —	$ (34,703)	$ 123,562	$ — (a)	$ 8,005	$ 121

Total
Assets
Opening balance, as of December 31, 2024	$ 26,499,176
Transfers into Level 3(b)	3,500,241
Transfers out of Level 3(c)	(14,416,079)
Accrued discounts/premiums	3,180
Net realized gain (loss)	60,785
Net change in unrealized appreciation (depreciation)(d)(e)	(104,918)

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)

Total
Purchases	$ 7,972,786
Sales	(7,798,086)
Closing balance, as of June 30, 2025	$ 15,717,085
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2025(e)	$ (84,118)

(a)	Rounds to less than $1.
(b)
As of December 31, 2024, the Fund used observable inputs in determining the value of certain investments. As of June 30, 2025, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(c)
As of December 31, 2024, the Fund used significant unobservable inputs in determining the value of certain investments. As of June 30, 2025, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(d)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(e)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
June 30, 2025
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Bryant Park Funding Ltd., Series 2024-23A, Class D1, (3-mo. CME Term SOFR + 3.85%), 8.18%, 05/15/37(a)(b)	$1,000	$ 993,803
Golub Capital Partners CLO Ltd., Series 2024-74A, Class D1, (3-mo. CME Term SOFR + 3.20%), 7.48%, 07/25/37(a)(b)	1,000	1,001,837
Madison Park Funding LXIX Ltd., Series 2024-69A, Class D1, (3-mo. CME Term SOFR + 3.35%), 7.63%, 07/25/37(a)(b)	1,000	996,039
Oaktree CLO Ltd., Series 2024-26A, Class D1, (3-mo. CME Term SOFR + 3.45%), 7.72%, 04/20/37(a)(b)	1,670	1,664,264
Sycamore Tree CLO Ltd., Series 2023-3A, Class D1R, (3-mo. CME Term SOFR + 4.25%), 8.52%, 04/20/37(a)(b)	1,000	990,686
Symphony CLO Ltd., Series 2023-40A, Class D1R, (3- mo. CME Term SOFR + 2.65%), 6.89%, 01/05/38(a)(b)	1,000	997,307
Total Asset-Backed Securities — 1.5% (Cost: $6,670,000)		6,643,936

	Shares
Common Stocks
Construction & Engineering — 0.0%
Mcdermott International Ltd.(c)	991	10,901
Entertainment — 0.1%
Learfield Communications LLC, (Acquired 09/06/23, Cost: $62,530)(c)(d)(e)	4,977	442,953
Financial Services — 0.2%
Aimbridge Acquisition Co., Inc.(c)(d)	15,800	932,195
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc.(c)	1,472	1,472
Industrial Conglomerates — 0.0%
SVP Singer(c)	17,689	84,023
IT Services — 0.2%
Travelport Finance Luxembourg SARL(c)(d)	267	717,434
Semiconductors & Semiconductor Equipment — 0.0%
Maxeon Solar Technologies Ltd.(c)	2	6
Trading Companies & Distributors — 0.0%
TMK Hawk Parent Corp.(c)(d)	23,534	235,344
Transportation Infrastructure — 0.1%
Incora Top Holdco LLC(c)(d)	14,441	333,298
Total Common Stocks — 0.6% (Cost: $4,329,119)		2,757,626

	Par (000)
Corporate Bonds
Chemicals(b) — 0.1%
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28	$51	51,251
WR Grace Holdings LLC, 5.63%, 08/15/29	388	351,212
		402,463
Security	Par (000)	Value
Construction & Engineering — 0.1%
Brand Industrial Services, Inc., 10.38%, 08/01/30(b)	$249	$ 229,736
Diversified Telecommunication Services(b) — 0.1%
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(c)(f)(g)	364	121,866
Zayo Group Holdings, Inc., 6.13%, 03/01/28	251	216,606
		338,472
Electric Utilities — 0.0%
Texas Competitive Electric Holdings, Series M, 8.50%, 11/10/21(c)(d)(f)	1,710	—
Entertainment(b) — 0.2%
Caesars Entertainment, Inc., 4.63%, 10/15/29	390	372,269
Odeon Finco PLC, 12.75%, 11/01/27	607	634,246
		1,006,515
Food Products — 0.1%
Chobani Holdco II LLC, (8.75% in Cash or 9.5% in PIK), 8.75%, 10/01/29(b)(g)	462	494,300
Hotels, Restaurants & Leisure(b) — 0.2%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/30	441	406,956
Sabre GLBL, Inc., 11.13%, 07/15/30	647	676,762
		1,083,718
Insurance — 0.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer, 6.75%, 10/15/27(b)	357	356,789
Internet Software & Services — 0.1%
Getty Images, Inc., 11.25%, 02/21/30(b)	400	397,000
Machinery(b) — 0.3%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29	336	351,304
Vertiv Group Corp., 4.13%, 11/15/28	901	878,506
		1,229,810
Oil, Gas & Consumable Fuels — 0.1%
eG Global Finance PLC, 12.00%, 11/30/28(b)	465	513,301
Pharmaceuticals — 0.1%
1261229 B.C. Ltd., 10.00%, 04/15/32(b)	645	650,657
Software(b) — 0.3%
AthenaHealth Group, Inc., 6.50%, 02/15/30	685	674,222
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29	191	157,937
Ellucian Holdings, Inc., 6.50%, 12/01/29	324	331,353
		1,163,512
Transportation Infrastructure — 0.1%
Incora Top Holdco LLC, 6.00%, 01/31/33(d)	303	280,138
Total Corporate Bonds — 1.9% (Cost: $8,052,848)		8,146,411
Fixed Rate Loan Interests
Distributors — 0.0%
TMK Hawk Parent Corp., 2024 PIK Term Loan, 11.00%, 12/15/31(d)	59	—
Health Care Equipment & Supplies — 0.3%
Cotiviti, Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31	1,086	1,090,073

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
IT Services — 0.0%
X Corp., 2025 Fixed Term Loan, 9.50%, 10/26/29	$164	$ 159,354
Software — 0.4%
Clover Holdings 2 LLC, Fixed Term Loan B, 7.75%, 12/09/31	1,710	1,722,825
Total Fixed Rate Loan Interests — 0.7% (Cost: $3,016,146)		2,972,252
Floating Rate Loan Interests(a)
Aerospace & Defense — 4.0%
Arcline FM Holdings LLC, 2025 Term Loan, (6-mo. CME Term SOFR at 0.75% Floor + 3.50%), 7.58%, 06/24/30	755	757,967
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 10/31/30	1,212	1,214,274
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6- mo. CME Term SOFR + 3.93%), 8.18%, 08/03/29	1,097	1,097,710
Cubic Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.84%, 05/25/28	3,370	1,745,222
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.84%, 05/25/28	687	355,431
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 10/31/31	2,236	2,236,662
2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 10/31/31	854	853,986
Goat Holdco LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 01/27/32	552	552,169
Kaman Corp., 2025 Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.08%, 02/26/32	586	585,402
Peraton Corp.
2nd Lien Term Loan B1, (3-mo. CME Term SOFR + 7.85%), 12.18%, 02/01/29	407	282,486
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.18%, 02/01/28	1,567	1,379,484
Propulsion BC Newco LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 09/14/29	214	214,651
Setanta Aircraft Leasing DAC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.05%, 11/05/28	670	673,109
Signia Aerospace LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.30%, 12/11/31(d)	317	317,958
TransDigm, Inc.
2023 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.80%, 02/28/31	4,389	4,395,937
2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.80%, 01/19/32	898	899,416
2024 Term Loan K, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 03/22/30	117	116,891
		17,678,755
Automobile Components — 2.1%
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.08%, 02/23/29	523	486,855
Security	Par (000)	Value
Automobile Components (continued)
Clarios Global LP
2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.83%, 05/06/30	$3,183	$ 3,171,406
2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 01/28/32	1,432	1,432,902
Dealer Tire Financial LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 07/02/31(d)	1,140	1,133,249
Garrett LX I SARL, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.53%, 01/30/32(d)	101	101,125
Gates Corp., 2024 Term Loan B5, (1-mo. CME Term SOFR + 1.75%), 6.08%, 06/04/31	1,693	1,691,579
RealTruck Group, Inc., 2023 Incremental Term Loan, (1-mo. CME Term SOFR + 5.11%), 9.44%, 01/31/28	402	364,582
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.42%, 11/17/28	1,128	1,098,672
		9,480,370
Beverages — 0.7%
Naked Juice LLC
2025 FLFO Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.80%, 01/24/29	1,526	1,509,668
2025 FLSO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.65%, 01/24/29	805	638,587
2025 FLTO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.40%, 01/24/30	535	246,799
Sazerac Co., Inc., Term Loan B, 06/25/32(d)(h)	713	712,109
		3,107,163
Biotechnology — 0.7%
Parexel International Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.83%, 11/15/28	2,875	2,875,329
Broadline Retail — 1.0%
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1-mo. CME Term SOFR + 3.36%), 7.69%, 11/24/28(d)	518	516,403
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 9.08%, 03/15/30	3,863	3,740,553
		4,256,956
Building Products — 1.8%
Azek Group LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.33%, 09/26/31	865	863,574
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.83%, 05/13/29	129	129,183
Chariot Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.35%), 7.68%, 11/03/28	3,024	3,027,142
CP Iris Holdco I, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 3.50%), 7.83%, 10/02/28	1,152	1,149,425
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.55%, 08/05/31	2,736	2,691,009
		7,860,333
Capital Markets — 3.4%
AqGen Island Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 08/02/28	1,811	1,812,952
Ardonagh Group Finco Pty. Ltd., 2024 USD Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.98%, 02/15/31	1,792	1,776,823
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Capital Markets (continued)
Aretec Group, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.83%, 08/09/30	$600	$ 600,892
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.05%, 12/20/29	1,241	1,244,058
Azalea Topco, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 04/30/31	578	578,327
BCPE Pequod Buyer, Inc., USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 11/25/31	1,198	1,199,196
Citadel Securities LP, 2024 First Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 10/31/31	1,274	1,278,273
Edelman Financial Engines Center LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 04/07/28	1,208	1,208,926
Focus Financial Partners LLC, 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 09/15/31	1,415	1,411,803
Jane Street Group LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 12/15/31	1,852	1,849,369
Jefferies Finance LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 10/21/31	688	688,404
Osaic Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.83%, 08/17/28	1,158	1,159,912
OVG Business Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.33%, 06/25/31(d)	222	220,247
		15,029,182
Chemicals — 4.1%
Chemours Co., 2023 USD Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.33%, 08/18/28	590	587,975
Derby Buyer LLC, 2024 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.31%, 11/01/30	1,555	1,547,778
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.02%, 10/04/29	163	162,824
Element Solutions, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.08%, 12/18/30	1,570	1,573,401
Fortis 333, Inc., USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.80%, 03/29/32	493	492,231
H.B. Fuller Co., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.08%, 02/15/30	287	288,077
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 02/18/30	668	639,009
INEOS U.S. Petrochem LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.58%, 10/07/31	545	495,618
Lonza Group AG, USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 8.32%, 07/03/28	1,221	1,110,270
Minerals Technologies, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 11/26/31	874	873,512
Security	Par (000)	Value
Chemicals (continued)
Momentive Performance Materials, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.00%), 8.33%, 03/29/28	$2,046	$ 2,050,009
Nouryon Finance BV, 2024 USD Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.51%, 04/03/28	1,221	1,226,071
Oxea Holding Drei GmbH, 2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 3.06%), 7.35%, 04/08/31	1,613	1,513,198
Paint Intermediate III LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 10/09/31	535	529,313
Solenis Holdings Ltd., 2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.30%, 06/20/31	1,889	1,864,617
Sparta U.S. HoldCo LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.32%, 08/02/30	1,633	1,614,253
WR Grace Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 09/22/28	1,374	1,374,207
		17,942,363
Commercial Services & Supplies — 7.1%
Action Environmental Group, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 3.75%), 8.05%, 10/24/30(d)	849	849,331
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.18%, 05/12/28	4,100	4,118,492
Anticimex International AB, 2024 Term Loan B6, (3-mo. SOFR + 3.40%), 7.66%, 11/16/28	574	575,129
Aramark Services, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 06/22/30	1,108	1,109,484
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.18%, 09/07/27	2,028	2,031,761
Citrin Cooperman Advisors LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 04/01/32	697	696,068
Clean Harbors, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 10/09/28	1,010	1,018,804
Froneri U.S., Inc., 2024 USD Term Loan B4, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.24%, 09/30/31	3,843	3,796,820
Garda World Security Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.31%, 02/01/29	1,428	1,428,284
GFL ES US LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 03/03/32	2,002	2,000,338
Grant Thornton Advisors LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 06/02/31	458	457,558
JFL-Tiger Acquisition Co., Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.82%, 10/17/30	679	680,251
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.43%, 10/30/28	1,564	1,405,367

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services & Supplies (continued)
NEP Group, Inc., 2018 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.51%), 7.84%, 08/19/26	$161	$ 146,585
Novelis Holdings, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.30%, 03/11/32	2,114	2,116,345
Prime Security Services Borrower LLC
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 10/13/30	733	732,623
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 03/07/32	1,288	1,275,664
Quartz Acquireco LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.55%, 06/28/30	1,773	1,777,244
Reworld Holding Corp , Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.56%, 11/30/28	1,109	1,110,457
Reworld Holding Corp., Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.56%, 11/30/28	86	85,742
Ryan LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.83%, 11/14/30	81	81,051
Summer BC Holdco B SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.26%), 9.56%, 02/15/29	242	242,994
Tempo Acquisition LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 08/31/28	2,159	2,147,959
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR + 4.10%), 8.43%, 11/02/27	608	575,896
Vestis Corp., Term Loan, (3-mo. CME Term SOFR + 2.25%), 6.58%, 02/22/31	741	708,025
		31,168,272
Communications Equipment — 0.4%
Ciena Corp., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 10/24/30	1,377	1,382,188
Viasat, Inc.
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.61%), 8.93%, 05/30/30	287	273,779
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.61%), 8.94%, 03/02/29	184	176,690
		1,832,657
Construction & Engineering — 1.1%
Brand Industrial Services, Inc., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.78%, 08/01/30	3,552	2,959,069
Construction Partners, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 11/03/31	298	298,249
Legence Holdings LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 7.58%, 12/18/28	361	360,585
Pike Corp., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR + 3.11%), 7.44%, 01/21/28	1,043	1,048,758
		4,666,661
Construction Materials — 2.2%
American Builders & Contractors Supply Co., Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 01/31/31	1,601	1,606,280
Security	Par (000)	Value
Construction Materials (continued)
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 10.33%, 03/08/29	$825	$ 745,515
Oscar AcquisitionCo LLC, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.55%, 04/29/29	705	647,955
Potters Borrower LP, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.33%, 12/14/27	516	516,783
Quikrete Holdings, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 6.58%, 03/19/29	981	980,433
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 02/10/32	1,663	1,659,923
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.07%, 09/22/28	525	525,301
White Cap Supply Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 10/19/29	2,838	2,818,332
		9,500,522
Consumer Staples Distribution & Retail — 0.2%
EG America LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.58%, 02/07/28	326	327,581
U.S. Foods, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 10/03/31	623	627,610
		955,191
Containers & Packaging — 2.5%
Charter Next Generation, Inc., 2024 Term Loan B1, (1- mo. CME Term SOFR at 0.75% Floor + 2.75%), 7.06%, 11/29/30	3,229	3,239,338
Clydesdale Acquisition Holdings, Inc.
2025 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 04/01/32	6	6,024
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 04/01/32	1,413	1,406,694
Colossus Acquireco LLC, Term Loan B, 06/11/32(h)	973	965,946
Mauser Packaging Solutions Holding Co., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.32%, 04/15/27	1,326	1,325,028
Pregis TopCo Corp., 2025 Refinancing Term Loan, (1- mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.33%, 02/01/29	1,626	1,629,483
Reynolds Consumer Products LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 03/04/32	1,161	1,165,107
Trident TPI Holdings, Inc., 2024 Term Loan B7, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 09/15/28	1,263	1,238,853
		10,976,473
Diversified Consumer Services — 1.9%
Bright Horizons Family Solutions LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.08%, 11/24/28	1,295	1,297,938
Hoya Midco LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.53%, 02/03/29	919	795,277
KUEHG Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 06/12/30	867	866,973
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Consumer Services (continued)
Learning Care Group U.S. No. 2, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 8.29%, 08/11/28	$217	$ 216,658
OMNIA Partners LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.78%, 07/25/30	592	592,889
PG Polaris BidCo SARL, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 03/26/31	565	566,290
Planet US Buyer LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 7.33%, 02/07/31	404	405,096
Spring Education Group, Inc., Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.30%, 10/04/30	1,463	1,467,108
Veritiv Operating Co., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.30%, 11/30/30	494	495,869
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 01/30/31	1,838	1,828,919
		8,533,017
Diversified REITs — 0.1%
RHP Hotel Properties LP, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 05/20/30	484	482,669
Diversified Telecommunication Services — 3.6%
Altice Financing SA, USD 2017 1st Lien Term Loan, (Prime + 1.75%), 9.25%, 01/31/26(d)	1,514	1,400,547
Connect Finco SARL, 2024 Extended Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.83%, 09/27/29	618	585,401
Iridium Satellite LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 6.58%, 09/20/30	634	634,645
Level 3 Financing, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.58%, 03/27/32	2,705	2,732,618
Lumen Technologies, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.79%, 04/16/29	1,027	1,013,732
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.79%, 04/15/30	750	739,472
ORBCOMM, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.76%, 09/01/28	508	456,339
Radiate Holdco LLC, 2025 FLFO Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 4.50%, 09/25/29	3,061	2,662,815
Virgin Media Bristol LLC, USD Term Loan N, (1-mo. CME Term SOFR at 0.00% Floor + 2.61%), 6.93%, 01/31/28	988	974,528
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.11%), 7.44%, 03/09/27	5,045	4,788,673
		15,988,770
Security	Par (000)	Value
Electric Utilities — 0.6%
NRG Energy, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.03%, 04/16/31	$1,514	$ 1,516,167
Vistra Operations Co. LLC, 1st Lien Term Loan B3, (1- mo. CME Term SOFR + 1.75%), 6.08%, 12/20/30	1,241	1,243,303
		2,759,470
Electronic Equipment, Instruments & Components — 0.5%
Celestica, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 06/20/31(d)	440	439,560
Coherent Corp., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.33%, 07/02/29	1,656	1,656,823
		2,096,383
Energy Equipment & Services — 0.1%
Covia Holdings LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 02/26/32	289	289,483
Entertainment — 3.6%
City Football Group Ltd., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.76%), 8.04%, 07/22/30	1,161	1,153,201
Creative Artists Agency LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 10/01/31	3,064	3,071,626
Delta 2 Lux SARL
2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.30%, 09/30/31	1,668	1,668,105
2024 Term Loan B2, 09/30/31(h)	834	833,852
Live Nation Entertainment, Inc., Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.17%, 10/19/26	1,566	1,563,688
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.80%, 11/12/29	1,186	1,126,069
NEP Group, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 3.51%, 1.76% PIK), 9.34%, 08/19/26(g)	621	571,296
Playtika Holding Corp., 2021 Term Loan B1, (1-mo. CME Term SOFR + 2.86%), 7.19%, 03/13/28	800	785,789
UFC Holdings LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 11/21/31	2,174	2,180,721
WMG Acquisition Corp., 2024 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 01/24/31	2,970	2,972,888
		15,927,235
Financial Services — 6.3%
ABG Intermediate Holdings 2 LLC
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 12/21/28	1,400	1,398,009
2025 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 02/13/32	863	860,318
Apex Group Treasury LLC, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.82%, 02/27/32	1,377	1,371,090
APi Group DE, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 01/03/29	1,844	1,843,622

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Financial Services (continued)
Belron Finance LLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.05%, 10/16/31	$2,965	$ 2,975,396
Boost Newco Borrower LLC, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.30%, 01/31/31	3,330	3,337,213
CPI Holdco B LLC
2024 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 05/17/31	791	790,011
2024 Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.33%, 05/19/31	1,675	1,668,640
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 8.05%, 04/09/27	2,528	2,452,413
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 11.31%, 04/07/28	963	917,444
EOC Borrower LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 03/24/32	3,040	3,040,942
FinCo I LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 06/27/29	604	605,691
Gryphon Debt Merger Sub, Inc., Term Loan B, 06/18/32(h)	706	705,414
Guardian U.S. Holdco LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.80%, 01/31/30	283	281,844
Howden Group Holdings Ltd., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.83%, 04/18/30	165	165,356
Hyperion Refinance SARL, 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.33%, 02/15/31	1,732	1,736,258
Orion US Finco, 1st Lien Term Loan, 05/20/32(h)	884	886,652
Sotera Health Holdings LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.55%, 05/30/31	2,188	2,195,312
WEX, Inc.
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 03/31/28	313	313,246
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 03/05/32	404	402,727
		27,947,598
Food Products — 1.8%
Chobani LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 10/25/27	4,037	4,046,561
H-Food Holdings LLC, 2025 Exit Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 6.50%), 10.83%, 03/29/30	160	161,517
Nomad Foods U.S. LLC, 2023 Term Loan B5, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.54%, 11/12/29	992	990,945
Primo Brands Corp., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.55%, 03/31/28	918	920,457
Security	Par (000)	Value
Food Products (continued)
UTZ Quality Foods LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 01/29/32	$1,448	$ 1,446,829
Wellness Pet LLC
2025 First Out Exchange Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.95%), 8.28%, 12/31/29	259	216,989
2025 Second Out Exchange Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 8.08%, 12/31/29	144	79,483
		7,862,781
Ground Transportation — 1.2%
Avis Budget Car Rental LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 1.86%), 6.19%, 08/06/27	642	635,416
Genesee & Wyoming, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.05%, 04/10/31	3,197	3,177,853
Hertz Corp.
2021 Term Loan B, (3-mo. CME Term SOFR + 3.76%), 8.04%, 06/30/28	970	804,177
2021 Term Loan C, (3-mo. CME Term SOFR + 3.76%), 8.04%, 06/30/28	190	157,872
SIRVA Worldwide, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 8.00%), 12.32%, 08/20/29	980	382,072
		5,157,390
Health Care Equipment & Supplies — 0.7%
Bausch & Lomb Corp.
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.33%, 09/29/28	928	926,321
2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.33%, 06/26/30	2,128	2,123,689
		3,050,010
Health Care Providers & Services — 5.9%
Avantor Funding, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.10%), 6.43%, 11/08/27	116	116,257
CHG Healthcare Services, Inc., 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.33%, 09/29/28	997	1,000,435
CNT Holdings I Corp., 2025 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.78%, 11/08/32	1,252	1,254,755
Concentra Health Services, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 07/26/31	577	578,074
Cotiviti, Inc., 2024 Term Loan, (1-mo. CME Term SOFR + 2.75%), 7.07%, 05/01/31	1,953	1,942,371
Ensemble RCM LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.28%, 08/01/29	1,347	1,351,889
Examworks Bidco, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.08%, 11/01/28	2,155	2,160,051
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
EyeCare Partners LLC
2024 Second Out Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 1.10%, 3.71% PIK), 8.84%, 11/30/28(g)	$457	$ 359,065
2024 Superpriority New Money 1st Out Term Loan A, (6-mo. CME Term SOFR at 0.00% Floor + 5.75%), 9.88%, 08/31/28	628	636,971
2024 Third Out Term Loan C, 11/30/28(c)(f)(g)(h)	48	11,922
Fortrea Holdings, Inc., Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.08%, 07/01/30	112	99,583
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 8.40%, 10/01/27	1,258	1,209,796
ICON Luxembourg SARL, 2024 LUX Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.30%, 07/03/28	562	565,312
Ingenovis Health, Inc., Term Loan B, (3-mo. CME Term SOFR + 4.36%), 8.70%, 03/06/28	765	302,028
LifePoint Health, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.01%, 05/19/31	779	769,583
Medical Solutions Holdings, Inc.
2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.60%), 7.88%, 11/01/28	889	460,594
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.10%), 11.38%, 11/01/29	611	257,640
Medline Borrower LP, 2024 USD Add-on Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.58%, 10/23/28	6,839	6,842,848
Option Care Health, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.58%, 10/27/28	792	796,550
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.01%), 8.29%, 06/02/28	2,360	2,296,962
PRA Health Sciences, Inc., 2024 US Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.30%, 07/03/28	140	140,848
Raven Acquisition Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 11/19/31	526	525,787
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.30%, 09/27/30	849	839,797
Surgery Center Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 12/19/30	1,279	1,282,478
		25,801,596
Health Care Technology — 1.1%
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.08%, 02/15/29	3,633	3,627,516
PointClickCare Technologies, Inc., 2024 USD Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.42%, 11/03/31	758	760,730
Waystar Technologies, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 10/22/29	480	480,806
		4,869,052
Security	Par (000)	Value
Hotels, Restaurants & Leisure — 8.3%
1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 09/20/30	$2,066	$ 2,054,727
Aimbridge Acquisition Co., Inc.
2025 1st Lien Second Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.50%), 11.93%, 03/11/30	184	180,767
2025 First Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.93%, 03/11/30	204	201,897
Alterra Mountain Co., 2024 Term Loan B7, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 05/31/30	908	909,695
Bally’s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 7.78%, 10/02/28	1,411	1,243,594
Caesars Entertainment, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 6.58%, 02/06/31	2,838	2,832,768
Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.58%, 02/06/30	1,019	1,017,384
Carnival Corp., 2025 Term Loan (2027), (1-mo. CME Term SOFR at 0.75% Floor + 2.00%), 6.31%, 08/08/27	223	222,819
Crown Finance U.S., Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.57%, 12/02/31	682	680,947
DK Crown Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 03/04/32	1,689	1,682,435
Fertitta Entertainment LLC/NV, 2022 Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.83%, 01/27/29	4,351	4,343,237
Flutter Financing B.V., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.05%, 11/30/30	3,505	3,491,488
Flutter Financing BV, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.30%, 06/04/32(d)	514	513,358
Four Seasons Hotels Ltd., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.08%, 11/30/29	3,122	3,138,059
Great Canadian Gaming Corp., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.07%, 11/01/29	767	748,192
Herschend Entertainment Co. LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 05/27/32	803	807,850
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 6.07%, 11/08/30	767	769,278
IRB Holding Corp., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.83%, 12/15/27	1,883	1,882,856
Light & Wonder International, Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.56%, 04/14/29	1,116	1,115,612
Ontario Gaming GTA LP, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.55%, 08/01/30	180	177,580
Packers Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.35%), 7.68%, 03/09/28	887	474,491

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.83%, 05/03/29	$1,446	$ 1,446,390
Scientific Games Holdings LP, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.28%, 04/04/29	410	409,366
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.33%, 12/04/31	539	537,726
Six Flags Entertainment Corp., 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 05/01/31	334	334,472
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 03/14/31	1,947	1,949,706
Voyager Parent LLC, Term Loan B, 05/09/32(h)	1,003	991,576
Whatabrands LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.83%, 08/03/28	1,067	1,066,614
Wyndham Hotels & Resorts, Inc., 2024 Term Loan, (1- mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 05/24/30	1,346	1,350,926
		36,575,810
Household Durables — 1.2%
Hunter Douglas, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 01/20/32	2,478	2,466,541
Madison Safety & Flow LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 09/26/31	549	549,738
Serta Simmons Bedding LLC, 2023 New Term Loan, (3-mo. CME Term SOFR + 7.61%), 11.91%, 06/29/28	496	450,887
Somnigroup International, Inc., 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 10/24/31	474	474,837
Springs Windows Fashions, LLC, 2024 First Lien Second Out Term Loan A2, (1-mo. CME Term SOFR at 1.00% Floor + 4.11%), 8.44%, 10/06/28	640	487,513
SWF Holdings I Corp., 2024 FLFO A1 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.83%, 12/19/29	80	79,727
Weber-Stephen Products LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 7.69%, 10/30/27	785	778,637
		5,287,880
Independent Power and Renewable Electricity Producers — 0.9%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 07/31/30	1,807	1,805,680
Calpine Corp., 2024 Term Loan B10, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 01/31/31	688	687,539
Constellation Renewables LLC, 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 2.25%), 6.58%, 12/15/27	941	943,116
Talen Energy Supply LLC, 2024-1 Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.81%, 12/15/31	605	606,188
		4,042,523
Security	Par (000)	Value
Industrial Conglomerates — 1.0%
Beach Acquisition Bidco LLC, USD Term Loan B, 06/25/32(d)(h)	$291	$ 292,455
Cube Industrials Buyer, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.52%, 10/17/31	200	201,312
EMRLD Borrower LP
2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 08/04/31	1,650	1,645,725
Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 05/31/30	2,123	2,120,482
Stitch Acquisition Corp., 2024 2nd Out Term Loan, (3-mo. CME Term SOFR + 7.50%), 12.06%, 12/31/29	233	193,379
		4,453,353
Insurance — 7.4%
Alliant Holdings Intermediate LLC, 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 09/19/31	7,564	7,564,858
AmWINS Group, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 6.58%, 01/30/32	2,519	2,519,794
Amynta Agency Borrower, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 12/29/31	2,419	2,417,735
AssuredPartners, Inc., 2024 Incremental Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.83%, 02/14/31	2,231	2,236,258
Baldwin Insurance Group Holdings LLC, 2024 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.31%, 05/26/31	1,691	1,689,215
HUB International Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.77%, 06/20/30	4,433	4,445,585
Jones Deslauriers Insurance Management, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.03%, 03/15/30	1,126	1,118,630
Ryan Specialty LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 09/15/31	1,734	1,731,416
Truist Insurance Holdings LLC
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 05/06/31	2,448	2,447,228
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.05%, 05/06/32	530	535,102
USI, Inc.
2024 Term Loan C, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.55%, 09/29/30	1,717	1,711,558
2024 Term Loan D, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.55%, 11/21/29	4,003	3,995,067
		32,412,446
Interactive Media & Services — 0.3%
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.08%, 01/31/31	1,407	1,391,063
IT Services — 7.3%
Asurion LLC
2021 2nd Lien Term Loan B3, (1-mo. CME Term SOFR + 5.36%), 9.69%, 01/31/28	1,117	1,065,089
2021 2nd Lien Term Loan B4, (1-mo. CME Term SOFR + 5.36%), 9.69%, 01/20/29	1,066	986,881
2021 Term Loan B9, (1-mo. CME Term SOFR at 0.00% Floor + 3.36%), 7.69%, 07/31/27	237	236,561
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
IT Services (continued)
Asurion LLC (continued)
2023 Term Loan B11, (1-mo. CME Term SOFR at 0.00% Floor + 4.35%), 8.68%, 08/19/28	$1,631	$ 1,612,245
2024 Term Loan B12, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.58%, 09/19/30	314	306,058
2025 Term Loan B13, 09/19/30(h)	1,579	1,532,441
Central Parent LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.55%, 07/06/29	2,826	2,352,960
Clearwater Analytics LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.53%, 04/21/32(d)	933	931,834
Ecovyst Catalyst Technologies LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.28%, 06/12/31	1,326	1,315,365
Epicor Software Corp., 2024 Term Loan E, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 7.08%, 05/30/31	2,512	2,517,393
Fortress Intermediate 3, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.83%, 06/27/31(d)	578	578,357
Go Daddy Operating Co. LLC
2024 Term Loan B7, (1-mo. CME Term SOFR + 1.75%), 6.08%, 05/30/31	1,431	1,432,431
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 11/09/29	1,653	1,653,564
Magenta Security Holdings LLC
2024 First Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 11.29%, 07/27/28	385	321,314
2024 Second Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.00%, % PIK), 11.54%, 07/27/28(g)	451	207,544
2024 Third Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 1.76%, 5.76% PIK), 11.54%, 07/27/28(c)(f)(g)	1,076	249,314
Mitchell International, Inc.
2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.58%, 06/17/31	2,041	2,037,809
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR + 5.25%), 9.58%, 06/17/32	458	448,726
Modena Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.78%, 07/01/31	673	647,105
Neon Maple U.S Debt Mergersub, Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 11/17/31	1,740	1,741,693
Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 10/26/30	832	835,368
Project Boost Purchaser LLC, 2025 Refinancing Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 07/16/31	1,580	1,581,755
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 07/31/31	4,270	4,283,612
Shift4 Payments LLC, 2025 Term Loan, 05/07/32(h)	652	657,092
Security	Par (000)	Value
IT Services (continued)
X Corp., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.60%), 10.93%, 10/26/29	$2,240	$ 2,185,956
X.AI LLC, 1st Lien Term Loan , 06/28/30(h)	579	551,254
		32,269,721
Machinery — 6.0%
Aggreko Holdings, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 08/16/29	1,964	1,965,336
AI Aqua Merger Sub, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 07/31/28	1,905	1,901,007
Chart Industries, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 6.79%, 03/15/30	549	549,516
Columbus McKinnon Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.80%, 05/14/28(d)	306	304,908
Filtration Group Corp., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.33%, 10/21/28	3,470	3,481,717
Husky Injection Molding Systems Ltd., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.73%, 02/15/29	4,098	4,106,264
Indicor LLC, 2024 USD 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.05%, 11/22/29	772	769,966
Madison IAQ LLC
2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.56%, 05/06/32	1,366	1,368,882
Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.76%, 06/21/28	3,626	3,626,778
SPX Flow, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.33%, 04/05/29	1,772	1,777,786
TK Elevator U.S. Newco, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR + 3.00%), 7.24%, 04/30/30	2,353	2,358,185
Vertiv Group Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 03/02/27	2,471	2,472,474
Vortex Opco LLC, Second Out Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.36%), 8.66%, 12/17/28	670	290,673
WEC U.S. Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 01/27/31	1,392	1,391,799
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.11%), 6.44%, 10/04/28	111	111,418
		26,476,709
Media — 2.9%
Altice France SA, 2023 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.76%, 08/15/28	2,257	2,039,538
Charter Communications Operating LLC
2023 Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.30%, 12/07/30	1,375	1,373,408
2024 Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.55%, 12/15/31	871	871,838

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 8.44%, 08/23/28	$717	$ 709,239
CSC Holdings LLC
2019 Term Loan B5, (Prime + 1.50%), 9.00%, 04/15/27	1,847	1,797,180
2022 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.81%, 01/18/28	365	359,571
DirecTV Financing LLC, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.26%), 9.54%, 08/02/27	299	300,102
ECL Entertainment LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.83%, 09/03/30	1,051	1,050,046
Fleet U.S. Bidco, Inc., 2024 1st Lien Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.06%, 02/21/31(d)	366	366,690
Gray Television, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 9.57%, 06/04/29	236	236,019
Learfield Communications LLC, 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.83%, 06/30/28	618	621,299
Speedster Bidco GmbH, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 12/10/31	2,091	2,099,918
Ziggo Financing Partnership, USD Term Loan I, (1-mo. CME Term SOFR at 0.00% Floor + 2.61%), 6.93%, 04/30/28	1,187	1,158,678
		12,983,526
Oil, Gas & Consumable Fuels — 1.6%
Buckeye Partners LP, 2025 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 11/22/30	339	339,292
Freeport LNG Investments LLLP, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.52%, 12/21/28	1,907	1,905,624
GIP Pilot Acquisition Partners LP, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.28%, 10/04/30	270	270,290
Hilcorp Energy I LP, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.31%, 02/11/30	671	671,318
M6 ETX Holdings II Midco LLC, 2025 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 04/01/32	510	511,821
Murphy USA, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.07%, 04/07/32	292	294,032
New Fortress Energy, Inc., 2025 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.81%, 10/30/28	185	99,504
NGL Energy Operating LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.08%, 02/03/31	248	245,284
Oryx Midstream Services Permian Basin LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.57%, 10/05/28	2,517	2,514,474
Whitewater Matterhorn Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 06/16/32	240	239,650
		7,091,289
Passenger Airlines — 1.4%
AAdvantage Loyalty IP Ltd., 2025 Term Loan B, 05/28/32(h)	611	614,360
Security	Par (000)	Value
Passenger Airlines (continued)
Air Canada, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 03/21/31	$1,419	$ 1,418,714
American Airlines, Inc.
Series AA, 2017 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 1.85%), 5.98%, 01/29/27	266	263,701
2023 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.51%, 06/04/29	1,224	1,211,562
2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.52%, 04/20/28	823	816,422
JetBlue Airways Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.07%, 08/27/29	764	713,783
United Airlines, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.28%, 02/22/31	1,178	1,178,915
		6,217,457
Pharmaceuticals — 1.5%
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.83%, 05/04/28	1,159	1,176,827
Elanco Animal Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.85%), 6.17%, 08/01/27	867	865,639
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.58%, 05/05/28	1,758	1,765,003
Opal U.S. LLC, USD Term Loan B, 04/28/32(h)	1,670	1,675,745
Organon & Co., 2024 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.57%, 05/19/31	450	441,721
Perrigo Investments LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 04/20/29	658	657,254
		6,582,189
Professional Services — 4.9%
AlixPartners LLP, 2021 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.61%), 6.94%, 02/04/28	1,947	1,953,558
Amentum Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 09/29/31	1,394	1,391,048
CoreLogic, Inc.
2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.61%), 10.94%, 06/04/29	470	455,915
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 06/02/28	1,566	1,547,950
Corpay Technologies Operating Co. LLC, Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 04/28/28	2,499	2,498,136
Dayforce, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.28%, 03/01/31(d)	1,852	1,852,339
Dun & Bradstreet Corp., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 01/18/29	4,701	4,696,624
Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 07/06/29	454	454,066
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.00%), 10.03%, 07/31/30	462	427,670
Skopima Consilio Parent LLC, 2024 Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.08%, 05/12/28	795	783,204
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Professional Services (continued)
Trans Union LLC
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 06/24/31	$1,808	$ 1,809,713
2024 Term Loan B9, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 06/24/31	1,821	1,822,078
Zelis Payments Buyer, Inc.
5th Amendment Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 11/26/31	1,667	1,656,172
Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.08%, 09/28/29	451	448,179
		21,796,652
Real Estate Management & Development — 0.1%
Cushman & Wakefield U.S. Borrower LLC, 2024 Tranche 2 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.58%, 01/31/30	619	621,038
Semiconductors & Semiconductor Equipment — 0.4%
Entegris, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.06%, 07/06/29	682	684,893
MKS Instruments, Inc., 2025 USD Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.32%, 08/17/29	1,221	1,222,287
		1,907,180
Software — 13.0%
Applied Systems, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.80%, 02/24/31	3,439	3,452,378
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.78%, 08/15/29	1,038	858,617
Boxer Parent Co., Inc., 2025 USD 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 07/30/31	2,804	2,784,513
Capstone Borrower, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 06/17/30	1,101	1,099,386
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.33%, 01/23/32	2,514	2,514,132
Cloud Software Group, Inc.
2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.80%, 03/29/29	3,955	3,957,614
2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 03/21/31	2,856	2,859,938
Cloudera, Inc.
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.43%, 10/08/29	605	546,394
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.18%, 10/08/28	1,556	1,490,683
Clover Holdings 2 LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.31%, 12/09/31	3,079	3,079,954
DS Admiral Bidco LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 8.55%, 06/26/31(d)	719	714,951
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.33%, 10/09/29	2,381	2,385,847
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.08%, 11/22/32(d)	519	529,380
Gen Digital, Inc.
2024 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.08%, 09/12/29	2,718	2,713,277
Security	Par (000)	Value
Software (continued)
Gen Digital, Inc. (continued)
2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.08%, 04/16/32	$205	$ 204,539
Genesys Cloud Services, Inc., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 01/30/32	4,912	4,908,073
Informatica LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 10/27/28	1,326	1,330,689
Kaseya, Inc., 2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 03/20/32	2,464	2,472,300
McAfee Corp., 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 03/01/29	2,397	2,324,249
MH Sub I LLC
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.58%, 05/03/28	596	559,016
2024 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.58%, 12/31/31	578	500,899
Planview Parent, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.80%, 12/17/27	287	278,250
Proofpoint, Inc.
2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.33%, 08/31/28	2,968	2,968,401
2025 Fungible Term Loan, 08/31/28(h)	304	304,033
QXO, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 04/30/32	407	408,912
RealPage, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR + 3.26%), 7.56%, 04/24/28	1,805	1,790,854
Sabre GLBL, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 12/17/27	184	180,593
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 12/17/27	105	103,090
2022 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.43%, 06/30/28	52	51,644
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.43%, 11/15/29	879	874,545
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.43%, 11/15/29	256	241,976
SS&C Technologies, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 05/09/31	2,669	2,680,537
UKG, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.31%, 02/10/31	3,458	3,470,434
Voyage Australia Pty. Ltd., USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.76%), 8.03%, 07/20/28	230	230,871
VS Buyer LLC, 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.02%, 04/12/31	2,235	2,243,468
		57,114,437
Specialty Retail — 1.1%
Fender Musical Instruments Corp., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.10%), 8.43%, 12/01/28	112	100,409
LS Group OpCo Acquistion LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 04/23/31	770	768,787

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Specialty Retail (continued)
Mavis Tire Express Services Topco Corp., 2025 Repriced Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.33%, 05/04/28	$2,868	$ 2,864,804
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.18%, 02/11/28	934	922,010
Restoration Hardware, Inc., 2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.68%, 10/20/28	273	266,089
		4,922,099
Trading Companies & Distributors — 2.2%
Core & Main LP
2024 Term Loan D, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.27%, 07/27/28	3,443	3,440,694
2024 Term Loan E, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.27%, 02/09/31	781	781,470
Foundation Building Materials, Inc., 2024 Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.28%, 01/29/31	2,298	2,245,485
Gulfside Supply, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 06/17/31	525	526,221
GYP Holdings III Corp., 2024 Term Loan, (1-mo. CME Term SOFR + 2.25%), 6.58%, 05/12/30	593	592,802
Herc Holdings, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 06/02/32	268	268,783
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. CME Term SOFR at 075% Floor + 4.01%), 8.29%, 10/28/27	716	547,437
TMK Hawk Parent Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 2.00%, 3.25% PIK), 9.58%, 06/30/29(d)(g)	1,824	1,094,740
		9,497,632
Transportation Infrastructure — 1.6%
Apple Bidco LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 09/23/31	2,763	2,755,627
Brown Group Holding LLC
2022 Incremental Term Loan B2, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.81%, 07/01/31	1,363	1,364,192
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.83%, 07/01/31	1,903	1,903,893
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.35%), 10.68%, 12/15/26	825	819,082
Rand Parent LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 03/18/30	240	238,549
		7,081,343
Wireless Telecommunication Services — 0.5%
GOGO Intermediate Holdings LLC, Term Loan B, (1-mo. CME Term SOFR + 3.86%), 8.19%, 04/30/28	921	902,403
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 01/25/31	1,512	1,513,580
		2,415,983
Total Floating Rate Loan Interests — 122.3% (Cost: $545,753,089)		539,236,011

Security	Shares	Value
Investment Companies
Equity Funds — 2.1%
Hearthside Equity	9,223	$ 176,159
Janus Henderson AAA CLO ETF	130,000	6,597,500
SPDR Blackstone Senior Loan ETF	60,000	2,495,400
		9,269,059
Fixed Income Funds — 3.5%
Invesco Senior Loan ETF	534,300	11,177,557
iShares 0-5 Year High Yield Corporate Bond ETF(i)	5,000	215,700
iShares iBoxx $ High Yield Corporate Bond ETF(i)	52,000	4,193,800
		15,587,057
Total Investment Companies — 5.6% (Cost: $24,604,730)		24,856,116

	Benefical Interest (000)
Other Interests
Capital Markets — 0.0%
Millennium Lender Claim Trust(d)(j)	$1,607	—
Industrial Conglomerates — 0.0%
Millennium Corp.(d)(j)	1,508	—
Total Other Interests — 0.0% (Cost: $ — )		—

	Shares
Preferred Securities
Preferred Stocks — 0.0%(c)
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc., 07/21/30	338	59,199
IT Services(d) — 0.0%
Veritas Kapital Assurance PLC
Series G	1,814	40,802
Series G-1	1,252	28,174
		68,976
		128,175
Total Preferred Securities — 0.0% (Cost: $301,719)		128,175
Warrants
Financial Services — 0.0%
Service King (Carnelian Point), (Exercisable 01/14/23, 1 Share for 1 Warrant, Expires 06/30/27, Strike Price USD 10.00)(c)	1,895	—
Total Warrants — 0.0% (Cost: $ — )		—
Total Long-Term Investments — 132.6% (Cost: $592,727,651)		584,740,527
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.20%(i)(k)	2,423,434	$ 2,423,434
Total Short-Term Securities — 0.5% (Cost: $2,423,434)		2,423,434
Total Investments — 133.1% (Cost: $595,151,085)		587,163,961
Liabilities in Excess of Other Assets — (33.1)%		(146,171,952)
Net Assets — 100.0%		$ 440,992,009

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $442,953, representing 0.1% of its net assets as of period end, and an original cost of $62,530.

(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)	Affiliate of the Fund.
(j)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(k)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ —	$ 2,423,434 (a)	$ —	$ —	$ —	$ 2,423,434	2,423,434	$ 6,786	$ —
iShares 0-5 Year High Yield Corporate Bond ETF	213,050	—	—	—	2,650	215,700	5,000	6,411	—
iShares iBoxx $ High Yield Corporate Bond ETF	4,089,800	—	—	—	104,000	4,193,800	52,000	98,477	—
				$ —	$ 106,650	$ 6,832,934		$ 111,674	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Categorized by Risk Exposure
For the period ended June 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$ —	$ —	$ —	$ (100)	$ —	$ —	$ (100)
Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$ —	$ —	$ —	$ (45)	$ —	$ —	$ (45)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$— (a)

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 6,643,936	$ —	$ 6,643,936
Common Stocks
Construction & Engineering	10,901	—	—	10,901
Entertainment	—	—	442,953	442,953
Financial Services	—	—	932,195	932,195
Ground Transportation	—	1,472	—	1,472
Industrial Conglomerates	—	84,023	—	84,023
IT Services	—	—	717,434	717,434
Semiconductors & Semiconductor Equipment	6	—	—	6
Trading Companies & Distributors	—	—	235,344	235,344
Transportation Infrastructure	—	—	333,298	333,298
Corporate Bonds	—	7,866,273	280,138	8,146,411
Fixed Rate Loan Interests	—	2,972,252	—	2,972,252
Floating Rate Loan Interests	—	526,366,470	12,869,541	539,236,011
Investment Companies
Equity Funds	9,092,900	176,159	—	9,269,059
Fixed Income Funds	15,587,057	—	—	15,587,057
Other Interests	—	—	—	—
Preferred Securities
Preferred Stocks	—	59,199	68,976	128,175
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	2,423,434	—	—	2,423,434
Unfunded Floating Rate Loan Interests(a)	—	291	165	456
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(505)	—	(505)
	$27,114,298	$544,169,570	$15,880,044	$587,163,912

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $134,000,000 are categorized as Level 2 within the fair value hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Other Interests	Preferred Stocks	Unfunded Floating Rate Loan Interests	Total
Assets
Opening balance, as of December 31, 2024	$ 1,568,487	$ —	$ 2,483,480	$ 22,840,992	$ — (a)	$ 61,312	—	$ 26,954,271
Transfers into Level 3(b)	—	—	29,768	3,272,425	—	—	17	3,302,210
Transfers out of Level 3(c)	—	—	(1,756,430)	(12,384,138)	—	—	—	(14,140,568)
Accrued discounts/premiums	—	2,842	574	4,035	—	—	—	7,451
Net realized gain (loss)	91,071	—	5,186	1,231	—	—	—	97,488
Net change in unrealized appreciation (depreciation)(d)(e)	(760,073)	124,740	(25,745)	62,573	—	7,664	148	(590,693)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Other Interests	Preferred Stocks	Unfunded Floating Rate Loan Interests	Total
Purchases	$ 1,868,766	$ 152,556	$ 3,167	$ 6,891,376	$ —	$ 0	—	$ 8,915,865
Sales	(107,027)	—	(740,000)	(7,575,959)	—	0	—	(8,422,986)
Closing balance, as of June 30, 2025	$ 2,661,224	$ 280,138	$ —	$ 13,112,535	$ — (a)	$ 68,976	165	$ 16,123,038
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2025(e)	$ (760,073)	$ 124,740	$ (32,935)	$ 118,201	$ —	$ 7,664	148	$ (542,255)

(a)	Rounds to less than $1.
(b)
As of December 31, 2024, the Fund used observable inputs in determining the value of certain investments. As of June 30, 2025, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(c)
As of December 31, 2024, the Fund used significant unobservable inputs in determining the value of certain investments. As of June 30, 2025, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(d)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(e)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.
See notes to financial statements.

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
June 30, 2025
BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Sterling COOFS Trust(a)(b)
Series 2004-1, Class A, 2.36%, 04/15/29	$436	$ —
Series 2004-2, Class Note, 2.08%, 03/30/30	152	—
Total Asset-Backed Securities — 0.0% (Cost: $43,922)		—
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations(b) — 0.9%
Bravo Residential Funding Trust, Series 2021-NQM1, Class A1, 0.94%, 02/25/49(c)	31	29,017
Chase Home Lending Mortgage Trust, Series 2019-ATR1, Class A12, 6.50%, 04/25/49(c)	27	27,583
COLT Mortgage Loan Trust
Series 2022-1, Class A1, 4.55%, 04/25/67(c)	83	82,738
Series 2022-2, Class A1, 2.99%, 02/25/67	98	93,498
Series 2022-7, Class A1, 5.16%, 04/25/67	162	161,425
CSMC, Series 2022-ATH1, Class A1A, 2.87%, 01/25/67(c)	89	85,997
Ellington Financial Mortgage Trust, Series 2022-1, Class A1, 2.21%, 01/25/67(c)	197	170,966
Flagstar Mortgage Trust, Series 2021-4, Class A1, 2.50%, 06/01/51(c)	157	127,858
GS Mortgage-Backed Securities Corp. Trust, Series 2022- PJ2, Class A4, 2.50%, 06/25/52(c)	78	63,375
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class A2, 2.50%, 11/25/51(c)	75	61,264
Homes Trust, Series 2024-NQM2, Class A1, 5.72%, 10/25/69	86	86,181
JP Morgan Mortgage Trust(c)
Series 2022-DSC1, Class A1, 4.75%, 01/25/63	91	89,309
Series 2022-INV3, Class A3B, 3.00%, 09/25/52	78	66,208
Mello Mortgage Capital Acceptance, Series 2022-INV2, Class A3, 3.00%, 04/25/52(c)	82	69,110
MFA Trust, Series 2020-NQM1, Class A1, 2.48%, 03/25/65(c)	35	33,896
OBX Trust, Series 2022-INC3, Class A1, 3.00%, 02/25/52(c)	79	67,213
PMT Loan Trust, Series 2024-INV1, Class A3, 5.50%, 10/25/59(c)	141	140,519
Provident Funding Mortgage Trust, Series 2024-1, Class A1, 5.50%, 12/25/54(c)	137	136,211
RCKT Mortgage Trust, Series 2022-2, Class A1, 3.00%, 02/25/52(c)	78	66,495
Sequoia Mortgage Trust, Series 2024-INV1, Class A3, 5.50%, 10/25/54(c)	175	174,188
STAR Trust, Series 2021-1, Class M1, 2.36%, 05/25/65(c)	200	176,372
TRK Trust, Series 2021-INV2, Class A1, 1.97%, 11/25/56(c)	104	92,062
Verus Securitization Trust
Series 2022-1, Class A1, 2.72%, 01/25/67	73	67,817
Series 2022-3, Class A1, 4.13%, 02/25/67	278	265,772
Series 2022-7, Class A1, 5.15%, 07/25/67	108	108,237
Series 2024-6, Class A1, 5.80%, 07/25/69	122	122,449
		2,665,760
Commercial Mortgage-Backed Securities — 4.3%
1345T, Series 2025-AOA, Class A, (1 mo. Term SOFR + 1.60%), 5.90%, 06/15/30(b)(c)	450	450,702
ARES Trust, Series 2025-IND3, Class A, (1 mo. Term SOFR + 1.50%), 5.81%, 04/15/42(b)(c)	212	212,265
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BAMLL Trust, Series 2024-BHP, Class A, (1 mo. Term SOFR + 2.35%), 6.66%, 08/15/39(b)(c)	$135	$ 135,674
BAY Mortgage Trust, Series 2025-LIVN, Class A, (1 mo. Term SOFR + 1.80%), 6.11%, 05/15/35(b)(c)	481	481,388
BBCMS Mortgage Trust, Series 2018-TALL, Class A, (1 mo. Term SOFR + 0.92%), 5.23%, 03/15/37(b)(c)	290	274,095
BFLD Trust, Series 2025-EWEST, Class A, (1 mo. Term SOFR + 1.55%), 5.85%, 06/15/42(b)(c)	345	345,216
BLP Commercial Mortgage Trust, Series 2023-IND, Class A, (1 mo. Term SOFR + 1.69%), 6.00%, 03/15/40(b)(c)	500	500,469
BPR Trust, 5.67%, 06/05/42(b)	190	192,393
BSTN Commercial Mortgage Trust, Series 2025-1C, Class A, 5.55%, 06/15/44(b)(c)	155	158,477
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A, (1 mo. Term SOFR + 1.29%), 5.60%, 12/15/39(b)(c)	216	215,876
BX Trust(b)(c)
(1 mo. Term SOFR + 1.50%), 5.81%, 06/15/40	575	575,718
Series 2024-BIO, Class A, (1 mo. Term SOFR + 1.64%), 5.95%, 02/15/41	145	145,000
Series 2024-VLT4, Class A, (1 mo. Term SOFR + 1.49%), 5.80%, 07/15/29	105	104,967
Series 2025-LIFE, Class A, 5.88%, 06/13/47	330	336,142
Series 2025-ROIC, Class A, (1 mo. Term SOFR + 1.14%), 5.46%, 03/15/30	90	89,451
Series 2025-TAIL, Class A, (1 mo. Term SOFR + 1.40%), 5.71%, 06/15/35	362	362,564
Citigroup Commercial Mortgage Trust, Series 2023, Class A, 6.01%, 10/12/40(b)(c)	340	351,161
Commercial Mortgage Trust, Series 2024-WCL1, Class A, (1 mo. Term SOFR + 1.84%), 6.15%, 06/15/41(b)(c)	810	809,747
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class XA, 0.67%, 11/15/51(c)	1,891	27,282
CSRO Trust, Series 2023, Class A, 7.12%, 07/10/40(b)	177	185,617
GS Mortgage Securities Corp. Trust, Series 2023-FUN, Class A, (1 mo. Term SOFR + 2.09%), 6.40%, 03/15/28(b)(c)	280	280,700
GSAT Trust, Series 2025-BMF, Class A, 07/15/30(b)(c)(d)	645	645,202
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.65%, 01/13/40(b)(c)	460	474,192
ILPT Commercial Mortgage Trust, Series 2025-LPF2, Class A, 5.29%, 07/15/42(b)(c)	553	561,111
INV Mortgage Trust, Series 2025-STAY, Class A, (1 mo. Term SOFR + 1.35%), 5.66%, 03/15/42(b)(c)	510	507,769
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BHR5, Class A, (1 mo. Term SOFR + 1.69%), 6.01%, 03/15/40(b)(c)	373	373,000
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1 mo. Term SOFR + 1.54%), 5.85%, 12/15/39(b)(c)	160	159,691
MIRA Trust, Series 2023, Class A, 6.75%, 06/10/38(b)	569	592,165
NCMF Trust, Series 2025-MFS, Class A, 4.88%, 06/10/33(b)(c)	493	492,043
NJ 2025-WBRK, Series 2025-WBRK, Class A, 5.87%, 03/05/35(b)(c)	320	330,541
PRM Trust, Series 2025-PRM6, Class A, 4.48%, 07/05/33(b)(c)	394	390,836
SDAL Trust, Series 2025-DAL, Class A, (1 mo. Term SOFR + 2.44%), 6.75%, 04/15/42(b)(c)	476	476,827
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1 mo. Term SOFR + 1.39%), 5.70%, 05/15/39(b)(c)	$111	$ 110,863
Wells Fargo Commercial Mortgage Trust(c)
Series 2018-AUS, Class A, 4.19%, 08/17/36(b)	583	571,054
Series 2018-C44, Class XA, 0.87%, 05/15/51	4,615	76,711
WHARF Commercial Mortgage Trust, Series 2025-DC, Class A, 5.35%, 07/15/40(b)(c)	231	235,493
		12,232,402
Interest Only Collateralized Mortgage Obligations — 0.0%
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 05/25/37	106	17,894
IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 4AX, 0.17%, 01/25/37(a)	16,334	2
		17,896
Principal Only Collateralized Mortgage Obligations(e) — 0.0%
Residential Asset Securitization Trust, Series 2005-A15, Class 1A8, 2.58%, 02/25/36	79	55,816
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-9, Class CP, 5.00%, 11/25/35	44	24,704
		80,520
Total Non-Agency Mortgage-Backed Securities — 5.2% (Cost: $15,011,923)		14,996,578
U.S. Government Sponsored Agency Securities
Agency Obligations — 4.1%
Federal Farm Credit Banks Funding Corp.
2.75%, 02/22/30	400	377,802
1.84%, 01/25/36	500	372,858
Federal Home Loan Banks, 1.61%, 01/27/33	300	246,440
Resolution Funding Corp. Principal Strip, 0.00%, 04/15/30(f)	13,000	10,719,486
		11,716,586
Collateralized Mortgage Obligations — 55.9%
Fannie Mae, Series 2024-83, Class FA, (30-day Avg SOFR + 1.15%), 5.46%, 10/25/54(c)	836	831,052
Fannie Mae REMICS
Series 2004-31, Class ZG, 7.50%, 05/25/34	1,348	1,454,009
Series 2005-73, Class DS, (30-day Avg SOFR + 17.25%), 6.06%, 08/25/35(c)	20	20,634
Series 2010-134, Class DB, 4.50%, 12/25/40	4,733	4,748,130
Series 2010-136, Class CY, 4.00%, 12/25/40	2,366	2,308,368
Series 2010-47, Class JB, 5.00%, 05/25/30	1,056	1,068,113
Series 2011-117, Class CP, 4.00%, 11/25/41	14,351	13,837,918
Series 2011-8, Class ZA, 4.00%, 02/25/41	3,071	2,971,820
Series 2011-99, Class CB, 4.50%, 10/25/41	23,083	22,954,325
Series 2012-104, Class QD, 4.00%, 09/25/42	1,639	1,473,175
Series 2017-90, Class WB, 3.00%, 11/25/47	433	343,725
Series 2018-32, Class PS, (30-day Avg SOFR + 7.10%), 2.08%, 05/25/48(c)	3,521	3,065,149
Series 2018-50, Class EB, 4.00%, 07/25/48	1,960	1,916,670
Series 2020-57, Class LI, 2.00%, 08/25/50	5,500	3,948,157
Series 2020-79, Class JA, 1.50%, 11/25/50	180	164,466
Series 2022-25, Class KL, 4.00%, 05/25/52	1,000	900,190
Series 2022-31, Class BZ, 4.00%, 10/25/51	746	635,662
Series 2023-56, Class FA, (30-day Avg SOFR + 1.40%), 5.71%, 11/25/53(c)	547	549,097
Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Fannie Mae REMICS (continued)
Series 2024-48, Class FC, (30-day Avg SOFR + 1.10%), 5.41%, 07/25/54(c)	$665	$ 664,486
Series 2024-54, Class FD, (30-day Avg SOFR + 1.25%), 5.56%, 08/25/54(c)	492	492,222
Series 5443, Class FA, (30-day Avg SOFR + 1.20%), 5.51%, 08/25/54(c)	670	671,900
Series 5444, Class FC, (30-day Avg SOFR + 1.12%), 5.43%, 08/25/54(c)	2,135	2,122,639
Freddie Mac REMICS
Series 2218, Class Z, 8.50%, 03/15/30	115	121,864
Series 2731, Class ZA, 4.50%, 01/15/34	966	965,794
Series 2927, Class BZ, 5.50%, 02/15/35	836	862,690
Series 3745, Class ZA, 4.00%, 10/15/40	1,255	1,207,756
Series 3762, Class LN, 4.00%, 11/15/40	2,000	1,908,010
Series 3780, Class ZA, 4.00%, 12/15/40	2,930	2,796,472
Series 3856, Class PB, 5.00%, 05/15/41	5,239	5,398,210
Series 3963, Class JB, 4.50%, 11/15/41	406	406,900
Series 4016, Class BX, 4.00%, 09/15/41	14,023	13,737,763
Series 4269, Class PM, 4.00%, 08/15/41	8,884	8,270,054
Series 4299, Class JY, 4.00%, 01/15/44	1,000	954,546
Series 4384, Class LB, 3.50%, 08/15/43	2,795	2,738,390
Series 4398, Class ZX, 4.00%, 09/15/54	383	344,887
Series 4615, Class LB, 4.50%, 09/15/41	6,431	6,372,383
Series 4748, Class BM, 3.50%, 11/15/47	3,351	2,759,385
Series 4774, Class L, 4.50%, 03/15/48	4,370	4,241,907
Series 4830, Class AV, 4.00%, 10/15/33	1,069	1,000,425
Series 4921, Class NL, 3.00%, 10/25/49	504	334,493
Series 5230, Class DL, 3.50%, 09/25/44	400	342,810
Series 5249, Class LB, 4.00%, 08/25/52	6,295	5,721,550
Series 5458, Class PF, (30-day Avg SOFR + 1.00%), 5.31%, 09/25/54(c)	265	264,732
Series 5468, Class FM, (30-day Avg SOFR + 1.20%), 5.51%, 11/25/54(c)	760	758,969
Series 5468, Class MF, (30-day Avg SOFR + 1.30%), 5.61%, 11/25/54(c)	588	588,403
Freddie Mac Seasoned Credit Risk Transfer Trust
Series 2018-2, Class MA, 3.50%, 11/25/57	391	379,172
Series 2018-4, Class MA, 3.50%, 03/25/58	2,332	2,246,723
Series 2019-1, Class MA, 3.50%, 07/25/58	746	717,620
Series 2019-2, Class MA, 3.50%, 08/26/58	304	290,401
Freddie Mac Structured Pass-Through Certificates, Series T-11, Class A9, 0.13%, 01/25/28(c)	16	15,608
Ginnie Mae
Series 2011-88, Class PY, 4.00%, 06/20/41	6,313	6,123,848
Series 2012-16, Class HJ, 4.00%, 09/20/40	4,329	4,235,303
Series 2015-96, Class ZM, 4.00%, 07/20/45	9,327	8,769,642
Series 2018-91, Class ZL, 4.00%, 07/20/48	6,775	5,853,583
Series 2022-63, Class ZM, 3.50%, 10/20/50	4,652	3,662,093
		161,534,293
Commercial Mortgage-Backed Securities(c) — 0.4%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K094, Class X1, 1.01%, 06/25/29	1,376	40,642
Series K104, Class X1, 1.23%, 01/25/30	1,309	54,620
Series K105, Class X1, 1.64%, 01/25/30	1,794	101,536
Series K107, Class X1, 1.70%, 01/25/30	1,204	72,195
Series K109, Class X1, 1.69%, 04/25/30	924	56,205
Series K110, Class X1, 1.76%, 04/25/30	370	23,074
Series K113, Class X1, 1.48%, 06/25/30	1,579	86,939
Series K115, Class X1, 1.42%, 06/25/30	1,930	104,442

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Freddie Mac Multifamily Structured Pass Through Certificates (continued)
Series K120, Class X1, 1.12%, 10/25/30	$3,831	$ 165,933
Series K122, Class X1, 0.96%, 11/25/30	1,645	62,307
Ginnie Mae
Series 2013-63, Class IO, 0.69%, 09/16/51	2,355	53,012
Series 2014-169, Class IO, 0.59%, 10/16/56	11,607	253,191
		1,074,096
Interest Only Collateralized Mortgage Obligations — 13.2%
Fannie Mae, Series 2021-13, Class AI, 4.00%, 01/25/49	17,340	3,165,071
Fannie Mae REMIC Trust, Series 1999-W4, Class IO, 6.50%, 12/25/28	15	510
Fannie Mae REMICS
Series 2006-36, Class PS, (30-day Avg SOFR + 6.49%), 2.18%, 05/25/36(c)	1,667	163,739
Series 2011-134, Class ST, (30-day Avg SOFR + 5.89%), 1.58%, 12/25/41(c)	9,857	1,054,587
Series 2012-47, Class NI, 4.50%, 04/25/42	147	20,594
Series 2013-10, Class PI, 3.00%, 02/25/43	3,099	376,217
Series 2013-45, Class EI, 4.00%, 04/25/43	1,145	94,897
Series 2015-66, Class AS, (30-day Avg SOFR + 6.14%), 1.83%, 09/25/45(c)	6,877	418,161
Series 2020-12, Class JI, 4.50%, 03/25/50	6,001	1,429,255
Series 2021-23, Class CI, 3.50%, 07/25/46	15,310	2,762,094
Series 2021-26, Class AI, 3.50%, 05/25/50	22,281	4,158,679
Freddie Mac, Series 5119, Class IC, 4.00%, 06/25/51	16,967	3,488,772
Freddie Mac REMICS
Series 3744, Class PI, 4.00%, 06/15/39	176	1,857
Series 3923, Class SD, (30-day Avg SOFR + 5.89%), 1.58%, 09/15/41(c)	12,871	1,305,559
Series 3954, Class SL, (30-day Avg SOFR + 5.89%), 1.58%, 11/15/41(c)	7,247	695,512
Series 4026, Class IO, 4.50%, 04/15/32	374	23,461
Series 4706, Class IG, 4.00%, 07/15/47	11,190	2,183,908
Series 5013, Class JI, 4.00%, 09/25/50	15,957	3,332,090
Series 5083, Class IN, 4.50%, 07/25/32	8,102	617,925
Series 5116B, Class CI, 3.00%, 06/25/51	16,285	2,202,718
Series 5138, Class IP, 3.00%, 04/25/51	15,356	2,620,853
Series 5236, Class JI, 4.00%, 02/25/52	27,843	3,295,040
Ginnie Mae
Series 2009-116, Class KS, (1 mo. Term SOFR + 6.36%), 2.04%, 12/16/39(c)	374	35,487
Series 2011-52, Class MJ, (1 mo. Term SOFR + 6.54%), 2.22%, 04/20/41(c)	1,762	127,342
Series 2012-97, Class JS, (1 mo. Term SOFR + 6.14%), 1.82%, 08/16/42(c)	2,118	76,240
Series 2022-10, Class IT, 3.50%, 01/20/52	10,741	1,616,359
series 2022-60H, Class IH, 2.50%, 02/20/51	20,249	2,978,348
Vendee Mortgage Trust, Series 1999-2, Class 1IO, 0.00%, 05/15/29(c)	3,131	3
		38,245,278
Mortgage-Backed Securities — 48.7%
Fannie Mae Mortgage-Backed Securities, 4.00%, 02/01/56 - 01/01/57(g)	26,629	24,822,564
Freddie Mac Mortgage-Backed Securities
5.50%, 01/01/39(g)	3,217	3,313,326
4.00%, 05/01/39	126	123,876
3.50%, 01/01/46	666	624,006
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities
8.00%, 05/15/26 - 06/15/27	$3	$ 2,498
5.00%, 11/15/35 - 10/20/39	792	804,845
6.50%, 12/20/54 - 06/20/55	3,796	3,955,702
6.00%, 04/20/55 - 06/20/55(g)	7,358	7,563,981
7.00%, 06/20/55	608	627,817
Uniform Mortgage-Backed Securities
1.50%, 06/01/31	456	428,076
5.50%, 02/01/33 - 04/01/53(g)	3,782	3,864,785
5.00%, 06/01/33 - 07/15/54(g)(h)	25,731	25,645,025
4.00%, 09/01/33 - 10/01/53(g)	24,586	23,302,036
3.50%, 02/01/35 - 07/15/54(h)	5,207	4,717,724
6.00%, 02/01/36 - 03/01/38	51	53,416
6.50%, 10/01/38 - 10/01/53	1,658	1,730,178
4.50%, 04/01/39 - 07/01/52(g)	9,527	9,269,652
2.50%, 07/15/39(h)	180	168,023
3.00%, 03/01/43 - 07/15/54(h)	34,134	29,583,521
		140,601,051
Principal Only Collateralized Mortgage Obligations(e) — 1.6%
Fannie Mae Interest Strip
Series 337, Class 1, 4.98%, 07/25/33	1,285	1,115,421
Series 397, Class 1, 4.68%, 09/25/39	1,743	1,370,966
Fannie Mae REMIC Trust, Series 1999-W4, Class PO, 7.00%, 02/25/29	6	5,802
Fannie Mae REMICS
Series 2002-13, Class PR, 4.00%, 03/25/32	11	9,881
Series 2011-90, Class AO, 4.41%, 09/25/41	2,938	2,266,066
		4,768,136
Total U.S. Government Sponsored Agency Securities — 123.9% (Cost: $385,862,336)		357,939,440
U.S. Treasury Obligations
U.S. Treasury Bonds
2.25%, 05/15/41	840	610,050
2.75%, 08/15/42	950	726,936
2.88%, 05/15/52	1,525	1,073,219
U.S. Treasury Notes
4.13%, 10/31/26 - 03/31/29	1,300	1,308,439
4.25%, 11/30/26 - 06/30/31	2,790	2,821,131
4.38%, 11/30/28	700	714,574
4.00%, 01/31/29 - 02/15/34	820	825,064
4.63%, 04/30/29	2,700	2,784,375
1.13%, 02/15/31	330	285,527
Total U.S. Treasury Obligations — 3.8% (Cost: $11,061,604)		11,149,315
Total Long-Term Investments — 132.9% (Cost: $411,979,785)		384,085,333
Short-Term Securities
Borrowed Bond Agreement — 0.3%
BNP Paribas SA, 4.39%, 07/01/25 (Purchased 06/30/2025 to be repurchased at $699,298 Collateralized by U.S. Treasury Bonds, 2.75%, 11/15/42, par and fair values of $917,000 and $698,532, respectively)	699	699,213

Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds — 0.8%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.20%(i)(j)	2,362,061	$ 2,362,061
Total Short-Term Securities — 1.1% (Cost: $3,061,274)		3,061,274
Total Investments Before Borrowed Bonds and TBA Sale Commitments — 134.0% (Cost: $415,041,059)		387,146,607

Par (000)
Borrowed Bonds
U.S. Governments Obligations — (0.3)%
U.S. Treasury Bonds, 2.75%, 11/15/42(k)	$(917)	(698,532)
Total Borrowed Bonds — (0.3)% (Proceeds: $(842,347))		(698,532)
TBA Sale Commitments
Mortgage-Backed Securities — (0.0)%
Uniform Mortgage-Backed Securities, 4.50%, 07/15/54(h)	(28)	(26,780)
Total TBA Sale Commitments — (0.0)% (Proceeds: $(26,261))		(26,780)
Total Investments, Net of Borrowed Bonds and TBA Sale Commitments — 133.7% (Cost: $414,172,451)		386,421,295
Liabilities in Excess of Other Assets — (33.7)%		(97,436,799)
Net Assets — 100.0%		$ 288,984,496

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	When-issued security.
(e)	Rates are discount rates or a range of discount rates as of period end.
(f)	Zero-coupon bond.
(g)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(h)	Represents or includes a TBA transaction.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of the security has been pledged as collateral in connection with outstanding borrowed bonds.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 8,180,892	$ —	$ (5,818,831)(a)	$ —	$ —	$ 2,362,061	2,362,061	$ 92,625	$ —

(a)	Represents net amount purchased (sold).
Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
HSBC Securities (USA), Inc.	4.47%	06/11/25	07/14/25	$ 3,186,673	$ 3,194,191	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	4,831,393	4,842,791	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	4,925,145	4,936,765	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	5,151,562	5,163,715	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	4,907,522	4,919,100	U.S. Government Sponsored Agency Securities	Up to 30 Days

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Income Trust, Inc. (BKT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
HSBC Securities (USA), Inc.	4.47%	06/11/25	07/14/25	$ 16,646,456	$ 16,687,751	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	7,286,192	7,303,381	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	3,762,786	3,771,663	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	2,525,411	2,531,369	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	4,781,004	4,792,283	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	3,261,656	3,269,350	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	4.48	06/20/25	07/14/25	1,797,174	1,799,634	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	4.48	06/20/25	07/14/25	2,380,176	2,383,435	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc.	4.48	06/20/25	07/14/25	2,276,588	2,279,704	U.S. Government Sponsored Agency Securities	Up to 30 Days
				$ 67,719,738	$ 67,875,132
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	196	09/19/25	$ 21,977	$ 405,764
5-Year U.S. Treasury Note	104	09/30/25	11,338	149,481
				555,245
Short Contracts
10-Year U.S. Ultra Long Treasury Note	122	09/19/25	13,939	(352,458)
U.S. Long Bond	98	09/19/25	11,304	(461,502)
2-Year U.S. Treasury Note	57	09/30/25	11,859	(47,840)
				(861,800)
				$ (306,555)
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day SOFR, 4.45%	Quarterly	0.17%	Quarterly	N/A	10/21/25	USD	137	$ (2,856)	$ (2)	$ (2,854)
0.18%	Quarterly	1-day FEDL, 4.33%	Quarterly	N/A	10/21/25	USD	137	2,844	2	2,842
								$ (12)	$ —	$ (12)
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$ 2	$ (2)	$ 2,842	$ (2,854)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Income Trust, Inc. (BKT)

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 555,245	$ —	$ 555,245
Swaps — centrally cleared Unrealized appreciation on centrally cleared swaps(a)	—	—	—	—	2,842	—	2,842
	$ —	$ —	$ —	$ —	$ 558,087	$ —	$ 558,087
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 861,800	$ —	$ 861,800
Swaps — centrally cleared Unrealized depreciation on centrally cleared swaps(a)	—	—	—	—	2,854	—	2,854
	$ —	$ —	$ —	$ —	$ 864,654	$ —	$ 864,654

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ 797,141	$ —	$ 797,141
Swaps	—	—	—	—	(3)	—	(3)
	$ —	$ —	$ —	$ —	$ 797,138	$ —	$ 797,138
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ (510,247)	$ —	$ (510,247)
Swaps	—	—	—	—	9	—	9
	$ —	$ —	$ —	$ —	$ (510,238)	$ —	$ (510,238)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$32,987,891
Average notional value of contracts — short	40,066,457
Interest rate swaps:
Average notional value — pays fixed rate	136,615
Average notional value — receives fixed rate	136,615
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Income Trust, Inc. (BKT)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ —	$ —	$ —
Non-Agency Mortgage-Backed Securities	—	14,996,576	2	14,996,578
U.S. Government Sponsored Agency Securities	—	357,939,440	—	357,939,440
U.S. Treasury Obligations	—	11,149,315	—	11,149,315
Short-Term Securities
Borrowed Bond Agreement	—	699,213	—	699,213
Money Market Funds	2,362,061	—	—	2,362,061
Liabilities
Investments
Borrowed Bonds	—	(698,532)	—	(698,532)
TBA Sale Commitments	—	(26,780)	—	(26,780)
	$2,362,061	$384,059,232	$2	$386,421,295
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$ 555,245	$ 2,842	$ —	$ 558,087
Liabilities
Interest Rate Contracts	(861,800)	(2,854)	—	(864,654)
	$(306,555)	$(12)	$—	$(306,567)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $67,875,132 are categorized as Level 2 within the fair value hierarchy.
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
June 30, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
AIMCO CLO, Series 2018-BA, Class CRR, (3-mo. CME Term SOFR + 2.40%), 6.66%, 04/16/37(a)(b)	USD	500	$ 503,118
Anchorage Capital CLO Ltd., Series 2015-7A, Class DR3, (3-mo. CME Term SOFR + 3.80%), 8.08%, 04/28/37(a)(b)		1,000	1,008,913
Apidos CLO XVIII-R(a)(b)
Series 2018-18A, Class A1R2, (3-mo. CME Term SOFR + 1.33%), 5.60%, 01/22/38		2,255	2,260,653
Series 2018-18A, Class BR2, (3-mo. CME Term SOFR + 1.70%), 5.97%, 01/22/38		1,353	1,355,858
Ares LXVIII CLO Ltd., Series 2023-68A, Class E, (3-mo. CME Term SOFR + 8.55%), 12.83%, 04/25/35(a)(b)		620	622,024
Argent Securities Trust, Series 2006-W5, Class A1, (1 mo. Term SOFR + 0.41%), 4.73%, 06/25/36(a)(c)		3,662	2,403,164
Bain Capital Credit CLO Ltd.(a)(b)
Series 2020-2A, Class DR, (3-mo. CME Term SOFR + 3.56%), 7.83%, 07/19/34		300	297,993
Series 2021-3A, Class D, (3-mo. CME Term SOFR + 3.36%), 7.64%, 07/24/34		250	248,233
Ballyrock CLO Ltd.(a)(b)
Series 2020-14AR, Class DR, (3-mo. CME Term SOFR + 5.85%), 10.12%, 07/20/37		250	250,854
Series 2024-28A, Class A2, (3-mo. CME Term SOFR + 1.70%), 6.03%, 01/20/38		750	751,084
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A2R, (3-mo. CME Term SOFR + 1.71%), 5.98%, 01/20/31(a)(b)		700	700,218
Benefit Street Partners CLO XX Ltd., Series 2020-20A, Class CR, (3-mo. CME Term SOFR + 2.31%), 6.57%, 07/15/34(a)(b)		250	250,617
Bryant Park Funding Ltd., Series 2024-22A, Class C, (3-mo. CME Term SOFR + 2.60%), 6.86%, 04/15/37(a)(b)		800	805,237
CarVal CLO II Ltd., Series 2019-1A, Class AR2, (3-mo. CME Term SOFR + 1.02%), 5.29%, 04/20/32(a)(b)		1,562	1,561,028
Cayuga Park CLO Ltd., Series 2020-1A, Class B1R, (3-mo. CME Term SOFR + 1.91%), 6.19%, 07/17/34(a)(b)		250	250,408
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class B1R, (3-mo. CME Term SOFR + 1.70%), 5.96%, 10/15/37(a)(b)		500	501,057
Cedar Funding XV CLO Ltd., Series 2022-15A, Class B, (3-mo. CME Term SOFR + 1.80%), 6.07%, 04/20/35(a)(b)		450	450,613
CIFC Funding Ltd.(a)(b)
Series 2017-1A, Class CRR, (3-mo. CME Term SOFR + 2.45%), 6.72%, 04/21/37		550	553,440
Series 2018-1A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 5.59%, 01/18/38		1,804	1,808,510
Series 2018-1A, Class BR, (3-mo. CME Term SOFR + 1.70%), 5.97%, 01/18/38		2,255	2,258,277
Series 2019-1A, Class D1R2, (3-mo. CME Term SOFR + 3.05%), 7.32%, 10/20/37		500	501,218
Series 2022-7A, Class ER, (3-mo. CME Term SOFR + 5.35%), 9.62%, 01/22/38		500	504,961
Citigroup Mortgage Loan Trust, Series 2006-FX1, Class A7, 7.28%, 10/25/36(d)		298	172,103
Concord Music Royalties LLC, Series 2024-1A, Class A, 5.64%, 10/20/74(b)		272	272,716
Creeksource Dunes Creek CLO Ltd., Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.41%), 5.74%, 01/15/38(a)(b)		500	501,500
Security		Par (000)	Value
Asset-Backed Securities (continued)
CWABS Asset-Backed Certificates Trust, Series 2006-26, Class 1A, (1 mo. Term SOFR + 0.39%), 4.71%, 06/25/37(a)	USD	425	$ 404,392
Dryden CLO Ltd., Series 2018-64A, Class D, (3-mo. CME Term SOFR + 2.91%), 7.18%, 04/18/31(a)(b)		250	249,086
GoldenTree Loan Management U.S. CLO Ltd., Series 2021-11A, Class AR, (3-mo. CME Term SOFR + 1.08%), 5.35%, 10/20/34(a)(b)		280	280,201
Golub Capital Partners CLO Ltd., Series 2021-55A, Class E, (3-mo. CME Term SOFR + 6.82%), 11.09%, 07/20/34(a)(b)		250	250,207
GoodLeap Home Improvement Solutions Trust, Series 2025-1A, Class B, 6.27%, 02/20/49(b)		298	305,082
GreenSky Home Improvement Issuer Trust, Series 2024-2, Class C, 5.55%, 10/27/59(b)		100	100,889
Madison Park Funding XVIII Ltd., Series 2015-18A, Class ARR, (3-mo. CME Term SOFR + 1.20%), 5.47%, 10/21/30(a)(b)		276	276,063
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class BR2, (3-mo. CME Term SOFR + 1.95%), 6.21%, 04/15/37(a)(b)		875	878,126
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.19%, 07/17/34(a)(b)		250	250,625
Mariner Finance Issuance Trust, Series 2024-AA, Class E, 9.02%, 09/22/36(b)		497	517,164
Neuberger Berman Loan Advisers CLO Ltd.(a)(b)
Series 2019-32A, Class ER, (3-mo. CME Term SOFR + 6.36%), 10.63%, 01/20/32		425	426,906
Series 2019-34A, Class BR, (3-mo. CME Term SOFR + 1.75%), 6.02%, 01/20/35		400	400,329
OCP CLO Ltd.(a)(b)
Series 2019-16A, Class DR, (3-mo. CME Term SOFR + 3.41%), 7.62%, 04/10/33		250	248,564
Series 2024-38A, Class A, (3-mo. CME Term SOFR + 1.33%), 5.68%, 01/21/38(c)		1,000	1,003,015
Series 2026-11R, Class CR2, (3-mo. CME Term SOFR + 2.35%), 6.63%, 04/26/36		800	802,254
Octagon 54 Ltd., Series 2021-1A, Class D, (3-mo. CME Term SOFR + 3.31%), 7.57%, 07/15/34(a)(b)		250	250,161
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A1RR, (3-mo. CME Term SOFR + 1.23%), 5.50%, 07/19/30(a)(b)		226	226,236
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class BR2, (3-mo. CME Term SOFR + 1.66%), 5.94%, 01/25/31(a)(b)		250	250,033
OZLM XXI Ltd., Series 2017-21A, Class D, (3-mo. CME Term SOFR + 5.80%), 10.07%, 01/20/31(a)(b)		250	226,346
Palmer Square CLO Ltd., Series 2024-4A, Class B, (3- mo. CME Term SOFR + 1.65%), 5.98%, 01/15/38(a)(b)		1,520	1,524,598
Regatta 30 Funding Ltd., Series 2024-4A, Class B, (3- mo. CME Term SOFR + 1.65%), 5.96%, 01/25/38(a)(b)		1,600	1,603,508
Regatta XVIII Funding Ltd., Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.81%, 04/15/38(a)(b)		300	300,253
Regatta XXIV Funding Ltd., Series 2021-5A, Class D1R, (3-mo. CME Term SOFR + 2.80%), 7.07%, 01/20/38(a)(b)		250	251,251
Regatta XXV Funding Ltd., Series 2025, Class E, (3-mo. CME Term SOFR + 8.41%), 12.67%, 07/15/36(a)(b)		500	500,000
Regional Management Issuance Trust, Series 2021-3, Class A, 3.88%, 10/17/33(b)(e)		980	938,350

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Rockford Tower CLO Ltd.(a)(b)
Series 2017-2A, Class DR, (3-mo. CME Term SOFR + 3.11%), 7.37%, 10/15/29	USD	500	$ 500,982
Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.66%, 01/15/38(c)		2,977	2,989,129
RR Ltd., Series 2022-24A, Class A1A2, (3-mo. CME Term SOFR + 1.31%), 5.57%, 01/15/37(a)(b)		250	250,811
Service Experts Issuer LLC, Series 2024-1A, Class A, 6.39%, 11/20/35(b)		180	183,191
Sterling COOFS Trust(b)(e)
Series 2004-1, Class A, 2.36%, 04/15/29		607	—
Series 2004-2, Class Note, 2.08%, 03/30/30		413	—
Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, 07/30/54(b)		294	298,485
Symphony CLO Ltd., Series 2023-40A, Class AR, (3-mo. CME Term SOFR + 1.31%), 5.55%, 01/05/38(a)(b)		500	501,617
Symphony CLO XXXII Ltd., Series 2022-32A, Class B, (3-mo. CME Term SOFR + 1.85%), 6.13%, 04/23/35(a)(b)		300	300,394
TCI-Flatiron CLO Ltd., Series 18-1A, Class BR, (3-mo. CME Term SOFR + 1.66%), 5.94%, 01/29/32(a)(b)		600	601,652
Trimaran CAVU Ltd.(a)(b)
Series 2021-1A, Class D1R, (3-mo. CME Term SOFR + 3.40%), 7.68%, 07/23/37		250	250,989
Series 2021-2A, Class D1, (3-mo. CME Term SOFR + 3.51%), 7.79%, 10/25/34		500	505,416
Unique Pub Finance Co. PLC, Series 02, Class N, 6.46%, 03/30/32(f)	GBP	20	29,155
Upgrade Master Pass-Thru Trust, Series 2025-ST4, Class A, 5.50%, 08/16/32(b)	USD	282	282,000
Voya CLO Ltd., Series 2019-3A, Class BR, (3-mo. CME Term SOFR + 1.91%), 6.19%, 10/17/32(a)(b)		500	501,424
Whitebox CLO II Ltd., Series 2020-2A, Class D1R2, (3- mo. CME Term SOFR + 2.90%), 7.18%, 10/24/37(a)(b)		500	500,337
Whitebox CLO III Ltd., Series 2021-3A, Class DR, (3-mo. CME Term SOFR + 2.85%), 7.11%, 10/15/35(a)(b)		250	249,329
Wireless PropCo Funding LLC, Series 2025-1A, Class B, 4.30%, 06/25/55(b)(e)		870	816,416
Total Asset-Backed Securities — 7.8% (Cost: $42,225,714)			42,018,763

	Shares
Common Stocks
Capital Markets — 0.0%
Wom New Holdco(e)(g)	549	15,372
Construction & Engineering — 0.0%
Mcdermott International Ltd.(g)	382	4,202
Entertainment — 0.1%
Learfield Communications LLC, (Acquired 09/06/23, Cost: $36,292)(e)(g)(h)	2,888	257,032
Financial Services — 0.1%
Aimbridge Acquisition Co., Inc.(e)(g)	9,110	537,455
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc.(g)	464	464
Security	Shares	Value
Health Care Providers & Services — 0.0%
Envision Healthcare Corp., (Acquired 11/03/23, Cost: $280,194)(b)(g)(h)	9,021	$ 143,208
Household Products — 0.0%
Berkline Benchcraft Equity LLC(e)(g)	3,155	—
Industrial Conglomerates(g) — 0.0%
Ameriforge Group, Inc.(e)	801	—
SVP Singer	4,245	20,164
		20,164
IT Services — 0.1%
Travelport Finance Luxembourg SARL(e)(g)	90	241,832
Real Estate Management & Development — 0.0%
ADLER Group SA(e)(g)	33,168	1
Trading Companies & Distributors — 0.0%
TMK Hawk Parent Corp.(e)(g)	10,062	100,622
Transportation Infrastructure — 0.0%
Incora Top Holdco LLC(b)(e)(g)	9,437	217,806
Total Common Stocks — 0.3% (Cost: $2,343,953)		1,538,158

		Par (000)
Corporate Bonds
Advertising Agencies — 1.1%
Clear Channel Outdoor Holdings, Inc.(b)(c)
5.13%, 08/15/27	USD	793	783,979
7.75%, 04/15/28		330	311,850
9.00%, 09/15/28		1,338	1,401,987
7.50%, 06/01/29		1,045	966,518
7.88%, 04/01/30		657	678,184
CMG Media Corp., 8.88%, 06/18/29(b)		188	177,221
Interpublic Group of Cos., Inc., 5.40%, 10/01/48(c)		200	185,953
Lamar Media Corp., 4.00%, 02/15/30		40	38,212
Neptune Bidco U.S., Inc., 9.29%, 04/15/29(b)(c)		717	698,132
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27		88	87,560
4.25%, 01/15/29(c)		268	256,389
4.63%, 03/15/30		107	102,197
7.38%, 02/15/31(c)		254	268,913
Stagwell Global LLC, 5.63%, 08/15/29(b)(c)		101	96,609
			6,053,704
Aerospace & Defense — 2.8%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(b)		274	283,951
Bombardier, Inc.(b)
6.00%, 02/15/28(c)		542	545,263
7.50%, 02/01/29		9	9,450
8.75%, 11/15/30(c)		463	501,234
7.25%, 07/01/31(c)		180	188,946
7.00%, 06/01/32(c)		254	264,512
6.75%, 06/15/33		206	213,457
Efesto Bidco SpA Efesto U.S. LLC, Series XR, 7.50%, 02/15/32(b)(c)		952	963,906
Goat Holdco LLC, 6.75%, 02/01/32(b)		339	344,607
Northrop Grumman Corp., 3.85%, 04/15/45(c)		600	473,277
Spirit AeroSystems, Inc.(b)(c)
9.38%, 11/30/29		524	555,970
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Aerospace & Defense (continued)
Spirit AeroSystems, Inc.(b)(c) (continued)
9.75%, 11/15/30	USD	456	$ 502,900
TransDigm, Inc.(b)(c)
6.75%, 08/15/28		1,197	1,222,304
6.38%, 03/01/29		1,689	1,732,815
7.13%, 12/01/31		501	524,907
6.63%, 03/01/32		2,133	2,208,494
6.00%, 01/15/33		1,154	1,160,271
6.38%, 05/31/33		2,445	2,447,216
Triumph Group, Inc., 9.00%, 03/15/28(b)(c)		1,077	1,125,508
			15,268,988
Air Freight & Logistics(b) — 0.1%
Rand Parent LLC, 8.50%, 02/15/30		234	234,974
Stonepeak Nile Parent LLC, 7.25%, 03/15/32		114	120,846
			355,820
Automobile Components — 1.1%
Aptiv Swiss Holdings Ltd., 4.40%, 10/01/46(c)		240	181,854
Clarios Global LP/Clarios U.S. Finance Co.(b)
8.50%, 05/15/27(c)		2,441	2,451,692
6.75%, 05/15/28(c)		839	861,194
6.75%, 02/15/30		359	373,283
4.75%, 06/15/31	EUR	195	230,582
Dana, Inc.
4.25%, 09/01/30	USD	87	85,748
4.50%, 02/15/32		134	130,986
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(b)(c)		112	116,607
Goodyear Tire & Rubber Co.
6.63%, 07/15/30		165	168,306
5.25%, 04/30/31		13	12,485
5.63%, 04/30/33		109	104,363
IHO Verwaltungs GmbH, (7.00% PIK), 7.00%, 11/15/31(f)(i)	EUR	100	124,298
Mahle GmbH, 6.50%, 05/02/31(f)		100	119,568
Schaeffler AG(f)
4.25%, 04/01/28		100	118,530
4.75%, 08/14/29		100	119,282
Tenneco, Inc., 8.00%, 11/17/28(b)	USD	413	408,415
ZF Europe Finance BV, 7.00%, 06/12/30(f)	EUR	100	118,049
			5,725,242
Automobiles — 1.1%
Asbury Automotive Group, Inc., 4.50%, 03/01/28	USD	146	144,004
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29(b)		200	189,378
10.38%, 03/31/29(f)	GBP	100	127,889
Carvana Co.(b)(c)(i)
(9.00% PIK), 9.00%, 06/01/30	USD	730	768,160
(9.00% PIK), 9.00%, 06/01/31		1,418	1,604,410
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(b)		200	213,176
General Motors Financial Co., Inc., 6.00%, 01/09/28(c)		1,000	1,029,918
Global Auto Holdings Ltd./AAG FH UK Ltd., 11.50%, 08/15/29(b)		200	195,691
LCM Investments Holdings II LLC(b)(c)
4.88%, 05/01/29		349	339,385
8.25%, 08/01/31		369	392,315
Nissan Motor Co. Ltd., 4.81%, 09/17/30(b)		400	366,968
RCI Banque SA, (5-year EURIBOR ICE Swap + 2.20%), 4.75%, 03/24/37(a)(f)	EUR	100	118,841
Security		Par (000)	Value
Automobiles (continued)
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, 10.00%, 01/15/31(b)	USD	232	$ 227,945
TML Holdings Pte. Ltd., 4.35%, 06/09/26(f)		200	198,280
Wabash National Corp., 4.50%, 10/15/28(b)(c)		184	166,454
			6,082,814
Banks — 1.7%
Abanca Corp. Bancaria SA, (5-year EURIBOR ICE Swap + 2.45%), 4.63%, 12/11/36(a)(f)	EUR	100	120,138
Banco Espirito Santo SA(a)(f)(g)(j)
4.75%, 01/15/22		100	25,915
4.00%, 01/21/22		100	25,915
Bangkok Bank PCL/Hong Kong, (5-year CMT + 4.73%), 5.00%(a)(c)	USD	501	499,397
Deutsche Bank AG, (1-day SOFR + 3.18%), 6.72%, 01/18/29(a)(c)		1,100	1,155,520
Intesa Sanpaolo SpA, 5.71%, 01/15/26(b)(c)		200	200,443
JPMorgan Chase & Co., (1-day SOFR + 1.13%), 5.00%, 07/22/30(a)(c)		2,600	2,647,482
Morgan Stanley, (1-day SOFR + 1.26%), 5.66%, 04/18/30(a)(c)		2,600	2,700,648
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35(a)(f)	EUR	100	125,619
State Street Corp., Series I, (5-year CMT + 2.61%), 6.70%(a)(k)	USD	121	126,359
UBS AG/Stamford CT, 5.00%, 07/09/27(c)		1,200	1,218,534
Walker & Dunlop, Inc., 6.63%, 04/01/33(b)		143	146,751
			8,992,721
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46(c)		741	679,231
Building Materials — 1.6%
Builders FirstSource, Inc.(b)
6.38%, 03/01/34		146	148,785
6.75%, 05/15/35		172	177,094
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.38%, 12/15/30(b)	EUR	160	197,968
6.38%, 12/15/30(f)		100	123,730
6.63%, 12/15/30(b)(c)	USD	2,202	2,250,823
6.75%, 07/15/31(b)		212	219,419
Jeld-Wen, Inc.(b)
4.88%, 12/15/27		78	72,312
7.00%, 09/01/32(c)		394	308,482
JH North America Holdings, Inc.(b)
5.88%, 01/31/31		238	240,078
6.13%, 07/31/32		315	320,230
New Enterprise Stone & Lime Co., Inc.(b)
5.25%, 07/15/28		81	81,215
9.75%, 07/15/28		300	300,700
Quikrete Holdings, Inc.(b)
6.38%, 03/01/32(c)		1,292	1,328,589
6.75%, 03/01/33		318	328,121
Smyrna Ready Mix Concrete LLC(b)(c)
6.00%, 11/01/28		259	258,368
8.88%, 11/15/31		238	249,533
Standard Building Solutions, Inc., 6.50%, 08/15/32(b)(c)		680	696,751
Standard Industries, Inc.(b)
4.75%, 01/15/28		2	1,978
4.38%, 07/15/30(c)		519	491,411

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Building Materials (continued)
Standard Industries, Inc.(b) (continued)
3.38%, 01/15/31(c)	USD	353	$ 316,569
Wilsonart LLC, 11.00%, 08/15/32(b)		305	277,100
			8,389,256
Building Products(b) — 0.6%
Foundation Building Materials, Inc., 6.00%, 03/01/29		16	14,675
GYP Holdings III Corp., 4.63%, 05/01/29(c)		371	371,863
QXO Building Products, Inc., 6.75%, 04/30/32(c)		993	1,022,991
White Cap Buyer LLC, 6.88%, 10/15/28(c)		1,965	1,961,882
			3,371,411
Capital Markets — 1.0%
Apollo Debt Solutions BDC
6.70%, 07/29/31		195	202,631
6.55%, 03/15/32(b)		45	45,963
Ares Capital Corp., 5.50%, 09/01/30(c)		240	239,255
Ares Strategic Income Fund
5.60%, 02/15/30(c)		329	328,005
5.80%, 09/09/30(b)		220	220,769
Bain Capital Specialty Finance, Inc., 5.95%, 03/15/30		70	69,197
Blackstone Private Credit Fund, 6.00%, 11/22/34(c)		725	708,943
Blue Owl Capital Corp., 6.20%, 07/15/30(c)		480	484,885
Blue Owl Capital Corp. II, 8.45%, 11/15/26(c)		106	110,120
Blue Owl Credit Income Corp., 7.75%, 09/16/27(c)		197	206,639
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)(c)		214	192,087
Focus Financial Partners LLC, 6.75%, 09/15/31(b)		259	264,378
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/34(c)		201	201,012
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27(b)(c)		205	213,575
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27(c)		654	633,681
9.75%, 01/15/29		170	165,143
4.38%, 02/01/29(c)		124	104,232
10.00%, 11/15/29(b)		313	309,877
Jane Street Group/JSG Finance, Inc., 6.75%, 05/01/33(b)		211	216,951
JPMorgan Chase Financial Co. LLC, 0.50%, 06/15/27(c)(l)		300	345,300
WOM Chile Holdco SpA, (5.00% PIK), 5.00%, 04/01/32(b)(i)(l)		289	283,372
			5,546,015
Chemicals — 1.6%
Avient Corp., 6.25%, 11/01/31(b)		158	159,477
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(b)(c)		273	287,820
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)(c)		297	281,318
Celanese U.S. Holdings LLC
6.50%, 04/15/30		31	31,732
6.75%, 04/15/33(c)		181	182,880
Chemours Co.
5.38%, 05/15/27		282	279,478
5.75%, 11/15/28(b)		422	395,543
8.00%, 01/15/33(b)		175	163,871
Element Solutions, Inc., 3.88%, 09/01/28(b)(c)		1,262	1,223,881
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27(f)	EUR	100	118,800
Herens Holdco SARL, 4.75%, 05/15/28(b)(c)	USD	212	190,265
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(b)		28	28,138
INEOS Finance PLC, 6.38%, 04/15/29(f)	EUR	100	119,393
Ingevity Corp., 3.88%, 11/01/28(b)	USD	84	80,109
Security		Par (000)	Value
Chemicals (continued)
Itelyum Regeneration SpA, 5.75%, 04/15/30(f)	EUR	100	$ 118,803
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(b)(i)	USD	315	281,759
LYB International Finance III LLC, 6.15%, 05/15/35		80	83,033
Mativ Holdings, Inc., 8.00%, 10/01/29(b)		153	138,630
Methanex U.S. Operations, Inc., 6.25%, 03/15/32(b)		147	146,573
Minerals Technologies, Inc., 5.00%, 07/01/28(b)		169	166,230
Olympus Water U.S. Holding Corp.
9.63%, 11/15/28(f)	EUR	100	123,685
9.75%, 11/15/28(b)(c)	USD	1,100	1,158,333
6.25%, 10/01/29(b)		200	190,834
7.25%, 06/15/31(b)		596	607,920
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)		362	350,555
WR Grace Holdings LLC(b)(c)
4.88%, 06/15/27		181	179,954
5.63%, 08/15/29		1,191	1,078,077
7.38%, 03/01/31		355	363,526
			8,530,617
Commercial Services & Supplies — 5.2%
ADT Security Corp., 4.88%, 07/15/32(b)		148	141,974
Albion Financing 1 SARL/Aggreko Holdings, Inc.
5.38%, 05/21/30(f)	EUR	100	120,493
7.00%, 05/21/30(b)	USD	476	485,771
Allied Universal Holdco LLC, 7.88%, 02/15/31(b)(c)		2,275	2,376,674
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b)
6.00%, 06/01/29(c)		1,156	1,124,292
6.88%, 06/15/30		860	871,665
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(b)(c)		1,543	1,497,006
APi Group DE, Inc.(b)
4.13%, 07/15/29		132	125,850
4.75%, 10/15/29		100	98,137
Arena Luxembourg Finance SARL, (3-mo. EURIBOR + 2.50%), 4.82%, 05/01/30(a)(f)	EUR	100	118,726
Belron U.K. Finance PLC, 5.75%, 10/15/29(b)(c)	USD	796	802,641
Block, Inc.(c)
2.75%, 06/01/26		406	397,487
3.50%, 06/01/31		55	50,450
6.50%, 05/15/32		1,834	1,892,180
Boels Topholding BV, 5.75%, 05/15/30(f)	EUR	100	122,194
Boost Newco Borrower LLC, 7.50%, 01/15/31(b)(c)	USD	800	849,212
Brink’s Co.(b)
6.50%, 06/15/29		157	161,835
6.75%, 06/15/32		162	168,706
Clarivate Science Holdings Corp.(b)(c)
3.88%, 07/01/28		730	699,723
4.88%, 07/01/29		883	831,435
Deluxe Corp., 8.13%, 09/15/29(b)		132	136,233
Equifax, Inc., 2.60%, 12/15/25		59	58,457
EquipmentShare.com, Inc., 8.00%, 03/15/33(b)		138	144,568
Fortress Transportation and Infrastructure Investors LLC(b)(c)
5.50%, 05/01/28		740	736,017
7.88%, 12/01/30		727	771,356
7.00%, 05/01/31		986	1,020,939
7.00%, 06/15/32		569	587,508
5.88%, 04/15/33		452	446,309
Garda World Security Corp.(b)
4.63%, 02/15/27(c)		360	357,768
7.75%, 02/15/28(c)		532	550,387
6.00%, 06/01/29		65	63,444
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Garda World Security Corp.(b) (continued)
8.25%, 08/01/32	USD	599	$ 614,696
8.38%, 11/15/32(c)		966	992,284
Herc Holdings, Inc.(b)
6.63%, 06/15/29(c)		130	133,380
7.00%, 06/15/30		388	405,211
7.25%, 06/15/33		197	206,417
Hertz Corp., 12.63%, 07/15/29(b)		152	158,955
Loxam SAS, 6.38%, 05/31/29(f)	EUR	100	122,712
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/28(b)(c)	USD	127	127,199
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(b)		303	303,013
RR Donnelley & Sons Co., 9.50%, 08/01/29(b)(c)		595	595,000
Service Corp. International(c)
5.13%, 06/01/29		238	236,981
3.38%, 08/15/30		273	250,921
4.00%, 05/15/31		370	346,201
5.75%, 10/15/32		641	647,537
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(b)
6.75%, 08/15/32(c)		945	981,448
5.50%, 05/15/33	EUR	270	328,991
Shift4 Payments, Inc., 0.00%, 12/15/25(l)(m)	USD	174	219,675
Sotheby’s, 7.38%, 10/15/27(b)(c)		691	683,045
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(b)(c)		453	407,936
Transurban Finance Co. Pty. Ltd., 4.13%, 02/02/26(b)(c)		435	433,850
United Rentals North America, Inc., 6.13%, 03/15/34(b)		68	70,042
Verisure Holding AB, 9.25%, 10/15/27(f)	EUR	80	98,201
Veritiv Operating Co., 10.50%, 11/30/30(b)	USD	172	186,189
Wand NewCo 3, Inc., 7.63%, 01/30/32(b)(c)		618	649,474
WEX, Inc., 6.50%, 03/15/33(b)		339	342,018
Williams Scotsman, Inc.(b)
6.63%, 06/15/29		32	32,849
6.63%, 04/15/30		307	318,897
7.38%, 10/01/31(c)		378	397,882
			28,100,441
Communications Equipment(b)(c) — 0.2%
CommScope LLC
4.75%, 09/01/29		780	761,501
9.50%, 12/15/31		297	311,022
Viavi Solutions, Inc., 3.75%, 10/01/29		116	108,392
			1,180,915
Construction & Engineering — 0.4%
Arcosa, Inc.(b)
4.38%, 04/15/29(c)		286	276,660
6.88%, 08/15/32		31	32,172
Brand Industrial Services, Inc., 10.38%, 08/01/30(b)(c)		1,494	1,378,419
Dycom Industries, Inc., 4.50%, 04/15/29(b)		119	115,822
Heathrow Finance PLC, 4.13%, 09/01/29(d)(f)	GBP	100	126,275
			1,929,348
Consumer Finance — 0.5%
Bread Financial Holdings, Inc., (5-year CMT + 4.30%), 8.38%, 06/15/35(a)(b)	USD	41	41,282
Capital One Financial Corp., (1-day SOFR + 2.60%), 5.82%, 02/01/34(a)(c)		440	453,913
Navient Corp.
9.38%, 07/25/30		127	140,082
7.88%, 06/15/32		236	245,440
OneMain Finance Corp.
6.63%, 01/15/28		139	143,542
6.63%, 05/15/29		247	253,682
5.38%, 11/15/29		50	49,182
Security		Par (000)	Value
Consumer Finance (continued)
OneMain Finance Corp. (continued)
7.88%, 03/15/30(c)	USD	370	$ 393,151
4.00%, 09/15/30		179	165,169
7.50%, 05/15/31		82	85,678
7.13%, 11/15/31		111	115,493
6.75%, 03/15/32		297	302,586
7.13%, 09/15/32		358	370,626
SLM Corp., 6.50%, 01/31/30		61	64,028
			2,823,854
Consumer Staples Distribution & Retail — 0.1%
B&M European Value Retail SA, 6.50%, 11/27/31(f)	GBP	100	138,160
Walgreens Boots Alliance, Inc.
8.13%, 08/15/29	USD	151	160,147
4.80%, 11/18/44		268	255,940
			554,247
Containers & Packaging — 2.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(b)
6.00%, 06/15/27(c)		400	401,229
3.25%, 09/01/28		200	189,007
4.00%, 09/01/29(c)		1,600	1,460,603
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.13%, 08/15/26(f)	EUR	200	225,514
4.13%, 08/15/26(b)(c)	USD	802	752,974
Ball Corp., 4.25%, 07/01/32	EUR	145	173,051
Clydesdale Acquisition Holdings, Inc.(b)(c)
6.63%, 04/15/29	USD	380	385,504
6.88%, 01/15/30		515	526,473
8.75%, 04/15/30		402	411,175
6.75%, 04/15/32		935	959,561
Crown Americas LLC, 5.88%, 06/01/33(b)		545	548,725
Graham Packaging Co., Inc., 7.13%, 08/15/28(b)		60	59,889
LABL, Inc.(b)
5.88%, 11/01/28		233	203,749
9.50%, 11/01/28(c)		551	509,333
8.63%, 10/01/31		327	279,706
Mauser Packaging Solutions Holding Co.(b)
7.88%, 04/15/27(c)		3,720	3,780,978
9.25%, 04/15/27		169	167,815
OI European Group BV
6.25%, 05/15/28(b)	EUR	115	139,867
5.25%, 06/01/29(f)		100	121,270
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/27(b)	USD	39	39,018
Sealed Air Corp.(b)
4.00%, 12/01/27		72	70,270
5.00%, 04/15/29		59	58,357
Trident TPI Holdings, Inc., 12.75%, 12/31/28(b)		22	23,337
Trivium Packaging Finance BV(b)
6.63%, 07/15/30	EUR	100	121,744
12.25%, 01/15/31	USD	200	214,387
			11,823,536
Diversified REITs — 0.7%
Digital Realty Trust LP, 1.88%, 11/15/29(b)(l)		85	89,369
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(b)		108	103,143
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)		199	190,815
Iron Mountain, Inc.(b)
5.25%, 07/15/30		23	22,685
5.63%, 07/15/32		19	18,849

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified REITs (continued)
Iron Mountain, Inc.(b) (continued)
6.25%, 01/15/33(c)	USD	395	$ 406,141
Rithm Capital Corp., 8.00%, 07/15/30(b)		133	133,665
SBA Communications Corp., 3.13%, 02/01/29(c)		638	602,577
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 02/15/28(b)(c)		1,995	2,113,631
			3,680,875
Diversified Telecommunication Services — 4.4%
Altice Financing SA(b)
5.00%, 01/15/28		200	150,459
5.75%, 08/15/29(c)		524	382,615
AT&T, Inc., 4.30%, 02/15/30(c)		1,350	1,345,608
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(b)(c)		420	422,154
EchoStar Corp.(c)
(6.75% PIK), 6.75%, 11/30/30(i)		1,903	1,736,403
10.75%, 11/30/29		1,328	1,367,596
eircom Finance DAC, Series JUL, 04/30/31(f)(n)	EUR	100	118,090
Eutelsat SA, 1.50%, 10/13/28(f)		100	107,110
Fibercop SpA
4.75%, 06/30/30(f)		100	118,549
5.13%, 06/30/32(f)		100	117,960
6.00%, 09/30/34(b)(c)	USD	242	226,473
7.20%, 07/18/36(b)(c)		200	194,917
Frontier Communications Holdings LLC
5.88%, 10/15/27(b)(c)		314	314,119
5.00%, 05/01/28(b)(c)		753	752,683
6.75%, 05/01/29(b)		111	112,451
5.88%, 11/01/29		180	181,344
6.00%, 01/15/30(b)		244	247,147
8.75%, 05/15/30(b)(c)		1,730	1,809,357
8.63%, 03/15/31(b)(c)		371	394,190
Iliad Holding SASU
7.00%, 10/15/28(b)(c)		343	349,268
5.38%, 04/15/30(f)	EUR	100	120,976
8.50%, 04/15/31(b)(c)	USD	479	512,350
7.00%, 04/15/32(b)(c)		211	216,187
Intelsat Jackson Holdings SA, 6.50%, 03/15/30(b)		59	60,162
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(f)	EUR	100	119,417
Level 3 Financing, Inc.(b)
3.63%, 01/15/29	USD	61	52,155
4.88%, 06/15/29(c)		851	794,154
11.00%, 11/15/29(c)		1,466	1,681,614
4.50%, 04/01/30		359	325,157
3.88%, 10/15/30		114	98,895
10.75%, 12/15/30(c)		511	579,727
4.00%, 04/15/31		15	12,870
6.88%, 06/30/33		2,145	2,182,587
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(b)(g)(i)(j)		217	72,847
Lorca Telecom Bondco SA, 5.75%, 04/30/29(f)	EUR	100	122,989
Lumen Technologies, Inc.(b)
4.13%, 04/15/29	USD	200	194,411
4.13%, 04/15/30		200	195,181
10.00%, 10/15/32		221	226,149
Sable International Finance Ltd., 7.13%, 10/15/32(b)		493	494,387
SoftBank Group Corp., 3.88%, 07/06/32(f)	EUR	200	213,798
Telecom Italia Capital SA, 7.72%, 06/04/38	USD	372	400,845
Verizon Communications, Inc., 3.70%, 03/22/61(c)		1,000	690,161
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Windstream Escrow LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(b)(c)	USD	1,369	$ 1,433,734
Zayo Group Holdings, Inc.(b)
4.00%, 03/01/27		2,457	2,304,117
6.13%, 03/01/28		307	264,933
			23,818,296
Electric Utilities — 1.5%
Alpha Generation LLC, 6.75%, 10/15/32(b)		299	308,223
Black Hills Corp., 3.15%, 01/15/27(c)		305	298,239
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/32(b)		225	225,367
ContourGlobal Power Holdings SA, 6.75%, 02/28/30(b)		400	412,144
Edison International, Series A, (5-year CMT + 4.70%), 5.38%(a)(c)(k)		4,030	3,794,332
Enel Finance International NV, 3.63%, 05/25/27(b)(c)		900	888,567
Mong Duong Finance Holdings BV, 5.13%, 05/07/29		169	165,228
Pampa Energia SA, 7.88%, 12/16/34(b)		16	15,962
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(b)		84	81,384
Pike Corp., 8.63%, 01/31/31(b)		89	96,794
Public Power Corp. SA, 4.63%, 10/31/31(f)	EUR	100	120,145
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(f)	USD	137	139,467
Texas Competitive Electric Holdings, Series M, 8.50%, 11/10/21(e)(g)(j)		780	—
Vistra Operations Co. LLC(b)(c)
7.75%, 10/15/31		288	306,099
6.88%, 04/15/32		396	414,011
XPLR Infrastructure Operating Partners LP, 8.38%, 01/15/31(b)(c)		723	772,239
			8,038,201
Electronic Equipment, Instruments & Components(b) — 0.4%
Coherent Corp., 5.00%, 12/15/29(c)		300	294,640
Imola Merger Corp., 4.75%, 05/15/29(c)		330	318,613
Sensata Technologies BV, 4.00%, 04/15/29		168	159,782
Sensata Technologies, Inc.
4.38%, 02/15/30(c)		483	461,122
3.75%, 02/15/31		54	49,222
6.63%, 07/15/32(c)		227	233,617
WESCO Distribution, Inc.
6.63%, 03/15/32		185	192,246
6.38%, 03/15/33		260	268,731
Xerox Corp., 10.25%, 10/15/30		118	123,540
Zebra Technologies Corp., 6.50%, 06/01/32		117	120,308
			2,221,821
Energy Equipment & Services — 0.5%
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.88%, 04/01/27		91	91,093
6.25%, 04/01/28(c)		291	291,963
6.63%, 09/01/32(c)		501	510,438
Halliburton Co., 3.80%, 11/15/25		3	2,988
Kodiak Gas Services LLC, 7.25%, 02/15/29(b)(c)		566	585,477
Oceaneering International, Inc., 6.00%, 02/01/28		71	71,585
Star Holding LLC, 8.75%, 08/01/31(b)(c)		256	241,246
Tidewater, Inc., 07/15/30(b)(n)		206	211,945
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29(b)(c)		339	347,452
Weatherford International Ltd., 8.63%, 04/30/30(b)(c)		474	488,565
			2,842,752
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Entertainment — 1.8%
Boyne USA, Inc., 4.75%, 05/15/29(b)	USD	214	$ 207,653
Caesars Entertainment, Inc.(b)(c)
7.00%, 02/15/30		1,537	1,591,690
6.50%, 02/15/32		579	594,121
Churchill Downs, Inc.(b)
4.75%, 01/15/28		137	135,234
5.75%, 04/01/30(c)		797	799,597
6.75%, 05/01/31		392	402,906
Cinemark USA, Inc., 7.00%, 08/01/32(b)		75	77,862
Cirsa Finance International SARL, (3-mo. EURIBOR + 4.50%), 6.69%, 07/31/28(a)(f)	EUR	54	64,266
Flutter Treasury DAC, 5.88%, 06/04/31(b)	USD	499	502,742
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29(b)		408	399,358
Light & Wonder International, Inc.(b)
7.25%, 11/15/29		51	52,543
7.50%, 09/01/31		87	91,038
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/29(b)		232	201,624
Live Nation Entertainment, Inc., 4.75%, 10/15/27(b)(c)		211	208,706
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/31(b)		298	266,297
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)		72	69,355
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 04/15/30(b)		250	258,052
Odeon Finco PLC, 12.75%, 11/01/27(b)		200	208,977
Pinewood Finco PLC, 6.00%, 03/27/30(f)	GBP	100	135,550
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(b)
5.63%, 09/01/29	USD	116	66,410
5.88%, 09/01/31		166	90,885
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33(b)		166	166,215
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30(b)(c)		190	183,095
Six Flags Entertainment Corp., 7.00%, 07/01/25(b)		101	101,000
Six Flags Entertainment Corp. /Six Flags Theme Parks, Inc./Canada’s Wonderland Co., 6.63%, 05/01/32(b)(c)		651	671,464
Vail Resorts, Inc., 6.50%, 05/15/32(b)(c)		364	376,103
Voyager Parent LLC, 9.25%, 07/01/32(b)		304	316,290
Warnermedia Holdings, Inc., 03/15/42		358	241,203
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)
5.13%, 10/01/29(c)		679	674,099
7.13%, 02/15/31(c)		492	524,699
6.25%, 03/15/33		190	191,218
			9,870,252
Environmental, Maintenance & Security Service — 0.8%
GFL Environmental, Inc.(b)(c)
4.00%, 08/01/28		121	117,361
4.75%, 06/15/29		378	372,961
4.38%, 08/15/29		405	393,270
6.75%, 01/15/31		364	380,898
Madison IAQ LLC(b)
4.13%, 06/30/28		240	233,153
5.88%, 06/30/29(c)		554	545,011
Republic Services, Inc., 3.38%, 11/15/27(c)		750	737,123
Reworld Holding Corp.
4.88%, 12/01/29(b)		142	135,091
Security		Par (000)	Value
Environmental, Maintenance & Security Service (continued)
Reworld Holding Corp. (continued)
5.00%, 09/01/30	USD	70	$ 66,160
Waste Pro USA, Inc., 7.00%, 02/01/33(b)(c)		987	1,024,623
Wrangler Holdco Corp., 6.63%, 04/01/32(b)		105	109,311
			4,114,962
Financial Services — 1.9%
Ally Financial, Inc., (1-day SOFR Index + 1.96%), 5.74%, 05/15/29(a)		65	66,157
Azorra Finance Ltd.(b)
7.75%, 04/15/30		174	180,634
01/15/31(n)		114	116,385
Freedom Mortgage Holdings LLC(b)
9.25%, 02/01/29		186	193,194
9.13%, 05/15/31(c)		293	302,019
8.38%, 04/01/32		195	197,101
GGAM Finance Ltd.(b)
7.75%, 05/15/26		45	45,461
8.00%, 02/15/27(c)		411	423,758
8.00%, 06/15/28		150	158,658
6.88%, 04/15/29(c)		205	211,935
5.88%, 03/15/30		219	220,555
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(b)		359	368,424
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(b)(c)		325	314,170
Macquarie Airfinance Holdings Ltd., 6.50%, 03/26/31(b)(c)		150	158,747
Midcap Financial Issuer Trust(b)
6.50%, 05/01/28		200	198,110
5.63%, 01/15/30		400	369,500
Nationstar Mortgage Holdings, Inc.(b)
6.00%, 01/15/27		45	45,048
6.50%, 08/01/29(c)		409	417,775
5.13%, 12/15/30(c)		219	221,645
5.75%, 11/15/31(c)		147	149,292
7.13%, 02/01/32(c)		655	680,345
PennyMac Financial Services, Inc.(b)
7.88%, 12/15/29		258	273,966
7.13%, 11/15/30(c)		277	287,079
6.88%, 05/15/32		353	360,932
6.88%, 02/15/33		198	202,950
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30(b)		431	446,403
Rocket Cos., Inc.(b)
6.13%, 08/01/30		1,201	1,223,855
6.38%, 08/01/33		991	1,013,992
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(b)
2.88%, 10/15/26(c)		471	459,352
3.88%, 03/01/31(c)		86	79,724
4.00%, 10/15/33		96	85,888
Stena International SA, 7.25%, 01/15/31(f)		200	200,619
Titanium 2l Bondco SARL, (6.25% PIK), 6.25%, 01/14/31(i)	EUR	100	34,408
UWM Holdings LLC, 6.63%, 02/01/30(b)(c)	USD	382	382,395
			10,090,476
Food Products — 1.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
3.25%, 03/15/26		83	81,857
4.63%, 01/15/27(c)		322	319,976
5.88%, 02/15/28(c)		298	297,701

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Food Products (continued)
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b) (continued)
3.50%, 03/15/29	USD	49	$ 46,422
4.88%, 02/15/30(c)		110	108,132
6.25%, 03/15/33		183	188,641
Aramark Services, Inc., 5.00%, 02/01/28(b)		194	193,219
B&G Foods, Inc., 8.00%, 09/15/28(b)		89	85,688
Bellis Acquisition Co. PLC, 8.13%, 05/14/30(f)	GBP	100	129,201
Chobani Holdco II LLC, (8.75% in Cash or 9.5% in PIK), 8.75%, 10/01/29(b)(c)(i)	USD	1,363	1,459,470
Chobani LLC/Chobani Finance Corp., Inc.(b)(c)
4.63%, 11/15/28		457	448,541
7.63%, 07/01/29		1,411	1,470,349
Darling Global Finance BV
4.50%, 07/15/32(b)	EUR	180	214,594
4.50%, 07/15/32(f)		100	119,219
Darling Ingredients, Inc., 6.00%, 06/15/30(b)(c)	USD	323	327,265
ELO SACA, 3.25%, 07/23/27(f)	EUR	100	113,431
Fiesta Purchaser, Inc.(b)
7.88%, 03/01/31	USD	19	20,163
9.63%, 09/15/32		91	96,020
Irca SpA, (3-mo. EURIBOR + 3.75%), 5.73%, 12/15/29(a)(f)	EUR	100	117,954
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29(b)	USD	163	168,811
Lamb Weston Holdings, Inc.(b)(c)
4.88%, 05/15/28		257	255,412
4.13%, 01/31/30		312	297,522
4.38%, 01/31/32		300	280,950
Lion/Polaris Lux 4 SA, (3-mo. EURIBOR + 3.63%), 5.56%, 07/01/29(a)(f)	EUR	100	118,330
Market Bidco Finco PLC, 4.75%, 11/04/27(f)		100	117,188
Ocado Group PLC, Series ., 11.00%, 06/15/30(f)	GBP	100	133,509
Performance Food Group, Inc.(b)
4.25%, 08/01/29	USD	306	295,060
6.13%, 09/15/32(c)		383	391,784
Post Holdings, Inc.(b)
4.63%, 04/15/30(c)		118	113,426
4.50%, 09/15/31		32	29,703
6.25%, 02/15/32		191	196,288
6.38%, 03/01/33		334	337,045
6.25%, 10/15/34		208	209,181
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(b)		129	121,798
U.S. Foods, Inc., 7.25%, 01/15/32(b)(c)		234	246,412
United Natural Foods, Inc., 6.75%, 10/15/28(b)		253	249,701
			9,399,963
Gas Utilities(b) — 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.50%, 06/01/30		123	127,610
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31		91	86,095
Venture Global Plaque
6.50%, 01/15/34		889	889,000
6.75%, 01/15/36		927	927,000
Venture Global Plaquemines LNG LLC(c)
7.50%, 05/01/33		372	398,346
7.75%, 05/01/35		339	366,941
			2,794,992
Ground Transportation — 0.4%
Genesee & Wyoming, Inc., 6.25%, 04/15/32(b)(c)		340	346,927
Security		Par (000)	Value
Ground Transportation (continued)
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(b)(c)	USD	1,193	$ 1,209,680
Union Pacific Corp., 3.20%, 05/20/41(c)		600	458,425
Watco Cos. LLC/Watco Finance Corp., 7.13%, 08/01/32(b)		135	141,118
			2,156,150
Health Care Equipment & Supplies — 1.0%
Avantor Funding, Inc.
2.63%, 11/01/25(f)	EUR	100	117,559
4.63%, 07/15/28(b)(c)	USD	467	458,575
3.88%, 11/01/29(b)		209	197,881
Bausch & Lomb Corp., 8.38%, 10/01/28(b)(c)		1,333	1,391,319
Insulet Corp., 6.50%, 04/01/33(b)		238	248,135
Medline Borrower LP(b)(c)
3.88%, 04/01/29		435	417,270
5.25%, 10/01/29		1,280	1,270,022
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29(b)(c)		685	703,690
Neogen Food Safety Corp., 8.63%, 07/20/30(b)		184	190,318
Sotera Health Holdings LLC, 7.38%, 06/01/31(b)		196	203,927
			5,198,696
Health Care Providers & Services — 2.8%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33(b)		123	126,719
AHP Health Partners, Inc., 5.75%, 07/15/29(b)(c)		345	336,432
Charles River Laboratories International, Inc., 4.00%, 03/15/31(b)		42	38,484
CHS/Community Health Systems, Inc.(b)(c)
5.63%, 03/15/27		1,028	1,012,560
6.00%, 01/15/29		631	606,939
5.25%, 05/15/30		902	799,846
4.75%, 02/15/31		329	281,256
10.88%, 01/15/32		742	786,421
Concentra Health Services, Inc., 6.88%, 07/15/32(b)(c)		340	352,024
DaVita, Inc.(b)
6.88%, 09/01/32		186	192,729
6.75%, 07/15/33		169	174,509
Elevance Health, Inc., 3.65%, 12/01/27(c)		1,000	988,134
Encompass Health Corp.
4.75%, 02/01/30(c)		98	96,756
4.63%, 04/01/31		237	229,352
Ephios Subco 3 SARL, 7.88%, 01/31/31(f)	EUR	100	126,689
Fortrea Holdings, Inc., 7.50%, 07/01/30(b)	USD	89	80,561
HAH Group Holding Co. LLC, 9.75%, 10/01/31(b)		218	216,128
HCA, Inc., 5.50%, 06/15/47(c)		650	604,019
HealthEquity, Inc., 4.50%, 10/01/29(b)(c)		615	597,954
IQVIA, Inc.(b)
6.50%, 05/15/30		211	217,537
6.25%, 06/01/32		895	918,465
LifePoint Health, Inc.(b)
9.88%, 08/15/30(c)		163	176,318
11.00%, 10/15/30(c)		791	872,628
8.38%, 02/15/32		249	265,321
10.00%, 06/01/32(c)		282	290,930
Molina Healthcare, Inc.(b)
4.38%, 06/15/28		12	11,729
3.88%, 11/15/30		2	1,858
3.88%, 05/15/32(c)		141	128,340
6.25%, 01/15/33		142	144,542
Prime Healthcare Services, Inc., 9.38%, 09/01/29(b)		118	117,115
Star Parent, Inc., 9.00%, 10/01/30(b)(c)		878	923,497
Surgery Center Holdings, Inc., 7.25%, 04/15/32(b)(c)		726	739,803
Tenet Healthcare Corp.(c)
6.13%, 06/15/30		250	254,346
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Providers & Services (continued)
Tenet Healthcare Corp.(c) (continued)
6.75%, 05/15/31	USD	657	$ 679,725
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(b)(c)		252	259,922
UnitedHealth Group, Inc., 3.75%, 07/15/25(c)		1,470	1,469,504
			15,119,092
Health Care REITs — 0.6%
Alexandria Real Estate Equities, Inc., 4.00%, 02/01/50(c)		450	331,194
Healthpeak OP LLC, 2.88%, 01/15/31(c)		1,000	911,891
MPT Operating Partnership LP/MPT Finance Corp.
7.00%, 02/15/32(b)	EUR	260	313,771
7.00%, 02/15/32(f)		100	120,681
8.50%, 02/15/32(b)(c)	USD	819	857,129
Ventas Realty LP, 4.13%, 01/15/26(c)		650	647,348
			3,182,014
Hotel & Resort REITs — 0.7%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30(b)		224	230,370
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(b)		123	123,661
Pebblebrook Hotel Trust, 1.75%, 12/15/26(l)		14	13,231
RHP Hotel Properties LP/RHP Finance Corp.(b)
4.50%, 02/15/29(c)		302	295,171
6.50%, 04/01/32(c)		528	543,020
6.50%, 06/15/33		272	279,819
Service Properties Trust(c)
8.63%, 11/15/31(b)		1,418	1,522,325
8.88%, 06/15/32		496	510,016
XHR LP, 6.63%, 05/15/30(b)		121	123,283
			3,640,896
Hotels, Restaurants & Leisure — 2.3%
1011778 B.C. ULC/New Red Finance, Inc., 5.63%, 09/15/29(b)		197	199,782
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(b)
3.88%, 01/15/28		108	105,198
4.38%, 01/15/28(c)		134	131,407
4.00%, 10/15/30(c)		451	420,273
Carnival Corp.(b)
6.00%, 05/01/29(c)		757	764,905
5.88%, 06/15/31		434	442,138
6.13%, 02/15/33(c)		904	924,929
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(b)(c)
4.63%, 01/15/29		436	417,608
6.75%, 01/15/30		136	125,501
Hilton Domestic Operating Co., Inc.(b)
4.00%, 05/01/31(c)		189	177,702
6.13%, 04/01/32		226	231,455
5.88%, 03/15/33(c)		406	413,664
Las Vegas Sands Corp., 6.00%, 06/14/30		180	185,701
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/28(b)		62	64,723
Lindblad Expeditions LLC, 6.75%, 02/15/27(b)(c)		241	242,420
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)(c)		269	211,310
Melco Resorts Finance Ltd., 7.63%, 04/17/32(b)(c)		261	264,132
MGM China Holdings Ltd.
5.88%, 05/15/26(f)		250	250,025
4.75%, 02/01/27(b)(c)		200	198,250
MGM Resorts International, 6.13%, 09/15/29(c)		358	364,138
NCL Corp. Ltd.(b)
8.13%, 01/15/29		121	127,556
7.75%, 02/15/29		77	81,873
6.25%, 03/01/30		99	99,845
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
NCL Corp. Ltd.(b) (continued)
6.75%, 02/01/32(c)	USD	490	$ 500,598
NCL Finance Ltd., 6.13%, 03/15/28(b)(c)		261	265,246
Raising Cane’s Restaurants LLC, 9.38%, 05/01/29(b)		141	148,800
Sabre GLBL, Inc.(b)
8.63%, 06/01/27(c)		181	185,299
10.75%, 11/15/29(c)		532	546,654
11.13%, 07/15/30		390	407,940
Station Casinos LLC(b)
4.63%, 12/01/31(c)		218	204,208
6.63%, 03/15/32		129	131,904
TUI AG, 5.88%, 03/15/29(f)	EUR	100	122,212
Vail Resorts, Inc., 5.63%, 07/15/30(b)	USD	204	204,000
Viking Cruises Ltd.(b)
5.88%, 09/15/27(c)		236	236,132
7.00%, 02/15/29		51	51,447
9.13%, 07/15/31(c)		653	703,282
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)		162	161,210
Wynn Macau Ltd.
5.50%, 01/15/26(c)(f)		347	346,198
5.50%, 01/15/26(b)		200	199,538
5.63%, 08/26/28(b)(c)		1,000	980,750
5.13%, 12/15/29(b)(c)		410	391,976
			12,231,929
Household Durables — 0.7%
Ashton Woods USA LLC/Ashton Woods Finance Co.(b)
4.63%, 08/01/29		100	95,500
4.63%, 04/01/30		145	137,887
Beazer Homes USA, Inc., 5.88%, 10/15/27		54	54,105
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(b)
5.00%, 06/15/29		208	189,296
4.88%, 02/15/30(c)		286	255,281
Dream Finders Homes, Inc., 8.25%, 08/15/28(b)		115	119,891
Empire Communities Corp., 9.75%, 05/01/29(b)		51	52,155
K Hovnanian Enterprises, Inc., 11.75%, 09/30/29(b)(c)		875	948,552
LGI Homes, Inc.(b)
8.75%, 12/15/28		89	92,519
7.00%, 11/15/32		161	153,232
Meritage Homes Corp., 1.75%, 05/15/28(c)(l)		390	377,608
New Home Co., Inc., 9.25%, 10/01/29(b)		224	232,227
Newell Brands, Inc., 8.50%, 06/01/28(b)		200	210,042
Somnigroup International, Inc.(b)
4.00%, 04/15/29		204	195,039
3.88%, 10/15/31		48	43,640
STL Holding Co. LLC, 8.75%, 02/15/29(b)		120	125,367
SWF Holdings I Corp., 6.50%, 10/06/29(b)		210	99,559
Whirlpool Corp.
6.13%, 06/15/30		200	201,758
6.50%, 06/15/33		212	212,679
			3,796,337
Household Products — 0.0%
Berkline Benchcraft LLC, 4.50%, 06/01/22(a)(e)(g)(j)		200	—
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/31(b)		59	53,577
			53,577
Independent Power and Renewable Electricity Producers(b) — 0.8%
Calpine Corp.
5.13%, 03/15/28(c)		865	864,031
4.63%, 02/01/29(c)		106	104,689
5.00%, 02/01/31		67	66,279
Clearway Energy Operating LLC(c)
4.75%, 03/15/28		279	275,676

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Independent Power and Renewable Electricity Producers (continued)
Clearway Energy Operating LLC(c) (continued)
3.75%, 01/15/32	USD	242	$ 217,171
Lightning Power LLC, 7.25%, 08/15/32		92	96,825
NRG Energy, Inc.
5.75%, 07/15/29		209	209,268
6.00%, 02/01/33(c)		808	816,052
6.25%, 11/01/34(c)		522	531,839
Vistra Corp., (5-year CMT + 6.93%), 8.00%(a)(k)		181	185,389
XPLR Infrastructure LP(l)
0.00%, 11/15/25(m)		467	454,158
2.50%, 06/15/26		632	603,559
			4,424,936
Industrial Conglomerates — 0.1%
Amsted Industries, Inc., 6.38%, 03/15/33(b)		125	127,058
Axon Enterprise, Inc.(b)
6.13%, 03/15/30		84	86,382
6.25%, 03/15/33		185	190,488
Enpro, Inc., 6.13%, 06/01/33(b)		161	164,594
Maxam Prill SARL, 07/15/30(f)	EUR	100	117,088
			685,610
Insurance — 4.4%
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 07/01/32(b)	USD	119	120,687
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer(b)(c)
4.25%, 10/15/27		627	615,464
6.75%, 10/15/27		1,382	1,381,185
6.75%, 04/15/28		282	286,683
5.88%, 11/01/29		799	787,621
7.00%, 01/15/31		912	943,382
7.38%, 10/01/32		938	966,904
AmWINS Group, Inc., 6.38%, 02/15/29(b)		138	140,655
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/29(b)		230	235,269
Ardonagh Finco Ltd.
6.88%, 02/15/31(f)	EUR	330	399,431
7.75%, 02/15/31(b)(c)	USD	1,395	1,458,429
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(b)(c)		1,287	1,354,242
AssuredPartners, Inc., 7.50%, 02/15/32(b)		382	409,322
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(b)(c)
7.25%, 02/15/31		1,600	1,656,827
8.13%, 02/15/32		748	777,934
HUB International Ltd.(b)(c)
7.25%, 06/15/30		2,812	2,938,638
7.38%, 01/31/32		4,391	4,594,428
Jones Deslauriers Insurance Management, Inc.(b)(c)
8.50%, 03/15/30		747	791,766
10.50%, 12/15/30		428	456,166
Panther Escrow Issuer LLC, 7.13%, 06/01/31(b)(c)		2,605	2,705,946
Ryan Specialty LLC(b)
4.38%, 02/01/30		125	120,900
5.88%, 08/01/32		232	233,825
Unipol Assicurazioni SpA, 4.90%, 05/23/34(f)	EUR	100	123,611
USI, Inc., 7.50%, 01/15/32(b)(c)	USD	465	490,649
			23,989,964
Security		Par (000)	Value
Interactive Media & Services — 0.1%
iliad SA, 5.63%, 02/15/30(f)	EUR	100	$ 125,857
Snap, Inc., 6.88%, 03/01/33(b)(c)	USD	660	677,243
			803,100
Internet Software & Services(b) — 0.6%
Acuris Finance U.S., Inc./Acuris Finance SARL
5.00%, 05/01/28(c)		403	384,571
9.00%, 08/01/29		200	204,491
Cablevision Lightpath LLC
3.88%, 09/15/27		200	192,762
5.63%, 09/15/28(c)		400	386,422
Getty Images, Inc., 11.25%, 02/21/30		230	228,275
ION Trading Technologies SARL, 9.50%, 05/30/29		200	205,400
Match Group Holdings II LLC
4.63%, 06/01/28		157	153,205
4.13%, 08/01/30		198	185,167
3.63%, 10/01/31(c)		200	178,948
Rakuten Group, Inc.
11.25%, 02/15/27		214	232,375
9.75%, 04/15/29(c)		561	614,508
Uber Technologies, Inc., 6.25%, 01/15/28		118	118,547
			3,084,671
IT Services — 0.5%
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/30(f)	EUR	100	118,238
Amentum Holdings, Inc., 7.25%, 08/01/32(b)	USD	258	265,522
Atos SE(d)(f)
5.20%, 12/18/30	EUR	43	43,042
9.36%, 12/18/29		39	50,949
CA Magnum Holdings, 5.38%, 10/31/26(b)(c)	USD	542	537,244
CACI International, Inc., 6.38%, 06/15/33(b)		340	350,862
Fortress Intermediate 3, Inc., 7.50%, 06/01/31(b)(c)		598	626,475
Insight Enterprises, Inc., 6.63%, 05/15/32(b)		148	152,460
McAfee Corp., 7.38%, 02/15/30(b)(c)		601	567,575
Science Applications International Corp., 4.88%, 04/01/28(b)(c)		113	111,248
			2,823,615
Machinery — 1.2%
ATS Corp., 4.13%, 12/15/28(b)		108	103,270
Chart Industries, Inc.(b)
7.50%, 01/01/30(c)		535	560,105
9.50%, 01/01/31		79	84,325
Esab Corp., 6.25%, 04/15/29(b)		266	272,347
GrafTech Global Enterprises, Inc., 9.88%, 12/23/29(b)		145	114,550
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(b)(c)		741	774,751
IMA Industria Macchine Automatiche SpA, (3-mo. EURIBOR + 3.75%), 6.03%, 04/15/29(a)(f)	EUR	100	118,408
Manitowoc Co., Inc., 9.25%, 10/01/31(b)	USD	137	144,185
Terex Corp.(b)
5.00%, 05/15/29(c)		105	102,492
6.25%, 10/15/32		178	178,361
TK Elevator Holdco GmbH
6.63%, 07/15/28(f)	EUR	129	151,981
7.63%, 07/15/28(b)(c)	USD	822	822,853
TK Elevator Midco GmbH, 4.38%, 07/15/27(f)	EUR	311	366,320
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)(c)	USD	1,729	1,727,788
Vertiv Group Corp., 4.13%, 11/15/28(b)(c)		846	824,838
			6,346,574
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media — 3.7%
Cable One, Inc.(l)
0.00%, 03/15/26(m)	USD	88	$ 83,257
1.13%, 03/15/28(c)		684	521,552
CCO Holdings LLC/CCO Holdings Capital Corp.(b)
5.38%, 06/01/29		57	56,792
6.38%, 09/01/29(c)		1,563	1,594,317
4.75%, 03/01/30(c)		179	173,416
4.25%, 02/01/31(c)		475	443,732
7.38%, 03/01/31(c)		1,567	1,635,023
4.75%, 02/01/32		32	30,353
4.50%, 06/01/33		19	17,367
4.25%, 01/15/34(c)		996	886,626
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/25		559	558,959
5.38%, 05/01/47(c)		425	368,862
CSC Holdings LLC(b)
5.50%, 04/15/27		600	572,848
5.38%, 02/01/28		600	549,334
11.25%, 05/15/28		200	199,247
11.75%, 01/31/29(c)		1,200	1,141,387
3.38%, 02/15/31		456	315,957
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(b)(c)
5.88%, 08/15/27		708	705,689
10.00%, 02/15/31		704	683,460
DISH DBS Corp.(b)
5.25%, 12/01/26		1,090	989,175
5.75%, 12/01/28		934	808,494
DISH Network Corp., 11.75%, 11/15/27(b)		1,170	1,206,066
Gray Media, Inc.(b)
7.00%, 05/15/27		323	322,855
10.50%, 07/15/29(c)		764	820,746
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(b)(c)		560	377,210
Midcontinent Communications, 8.00%, 08/15/32(b)		356	376,745
Sinclair Television Group, Inc., 8.13%, 02/15/33(b)(c)		655	661,692
Sirius XM Radio LLC(b)
3.13%, 09/01/26(c)		397	389,510
5.00%, 08/01/27(c)		677	671,201
4.00%, 07/15/28		97	93,161
Sunrise FinCo I BV, 4.88%, 07/15/31(b)(c)		249	235,492
Tele Columbus AG, (10.00% PIK), 10.00%, 01/01/29(f)(i)	EUR	110	89,090
Univision Communications, Inc.(b)(c)
6.63%, 06/01/27	USD	562	560,467
8.00%, 08/15/28		640	649,459
8.50%, 07/31/31		375	375,415
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(b)(c)		554	542,358
Ziggo Bond Co. BV, 5.13%, 02/28/30(b)		225	196,438
Ziggo BV, 4.88%, 01/15/30(b)(c)		200	186,805
			20,090,557
Metals & Mining — 2.1%
Advanced Drainage Systems, Inc., 6.38%, 06/15/30(b)(c)		240	245,462
Arsenal AIC Parent LLC(b)
8.00%, 10/01/30		186	198,497
11.50%, 10/01/31(c)		939	1,052,556
ATI, Inc.
5.88%, 12/01/27(c)		127	127,111
4.88%, 10/01/29		101	98,927
7.25%, 08/15/30(c)		535	560,628
Security		Par (000)	Value
Metals & Mining (continued)
ATI, Inc. (continued)
5.13%, 10/01/31(c)	USD	215	$ 210,128
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)(c)		806	812,506
Carpenter Technology Corp., 7.63%, 03/15/30		367	379,768
Cleveland-Cliffs, Inc.
5.88%, 06/01/27		88	87,929
6.88%, 11/01/29(b)(c)		437	430,244
Constellium SE(b)(c)
5.63%, 06/15/28		500	497,075
3.75%, 04/15/29		735	690,664
6.38%, 08/15/32		317	322,272
First Quantum Minerals Ltd.(b)
9.38%, 03/01/29(c)		680	720,562
8.00%, 03/01/33		200	205,062
Glencore Funding LLC, 6.14%, 04/01/55(b)(c)		500	505,427
Kaiser Aluminum Corp.(b)(c)
4.63%, 03/01/28		243	237,754
4.50%, 06/01/31		770	720,343
New Gold, Inc., 6.88%, 04/01/32(b)		305	314,326
Novelis Corp.(b)(c)
4.75%, 01/30/30		630	602,910
6.88%, 01/30/30		446	461,133
3.88%, 08/15/31		1,030	925,522
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(f)	EUR	200	228,539
Samarco Mineracao SA(i)
(9.50% PIK), 9.50%, 06/30/31(f)	USD	15	14,675
(9.50% PIK), 9.50%, 06/30/31(b)		5	5,241
Vallourec SACA, 7.50%, 04/15/32(b)(c)		517	541,950
Volcan Cia Minera SAA, 8.75%, 01/24/30(b)		23	22,784
			11,219,995
Mortgage Real Estate Investment Trusts (REITs)(b) — 0.2%
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/27		284	276,166
Starwood Property Trust, Inc.
7.25%, 04/01/29		171	179,861
6.00%, 04/15/30		90	91,030
6.50%, 07/01/30		174	179,717
6.50%, 10/15/30		238	245,721
			972,495
Oil, Gas & Consumable Fuels — 6.4%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(b)		393	412,231
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b)
5.38%, 06/15/29		206	204,452
6.63%, 02/01/32		230	237,555
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
9.00%, 11/01/27		165	201,712
5.88%, 06/30/29		35	35,059
6.63%, 07/15/33		170	172,465
Blue Racer Midstream LLC/Blue Racer Finance Corp.(b)
7.00%, 07/15/29		224	233,780
7.25%, 07/15/32		180	190,738
Buckeye Partners LP
6.88%, 07/01/29(b)		20	20,720
6.75%, 02/01/30(b)		87	90,309
5.85%, 11/15/43		145	127,797
5.60%, 10/15/44		86	72,524
Chord Energy Corp., 6.75%, 03/15/33(b)		110	112,379
CITGO Petroleum Corp., 8.38%, 01/15/29(b)		778	809,236

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Civitas Resources, Inc.(b)(c)
8.38%, 07/01/28	USD	232	$ 237,547
8.75%, 07/01/31		179	180,989
CNX Midstream Partners LP, 4.75%, 04/15/30(b)		96	90,679
CNX Resources Corp., 7.25%, 03/01/32(b)		114	118,037
Comstock Resources, Inc.(b)
6.75%, 03/01/29(c)		362	362,811
6.75%, 03/01/29		137	136,575
5.88%, 01/15/30(c)		443	430,294
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)(c)		1,617	1,597,428
Crescent Energy Finance LLC(b)
7.63%, 04/01/32(c)		397	387,631
7.38%, 01/15/33(c)		391	373,720
01/15/34(n)		381	381,238
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.38%, 06/30/33(b)		291	289,644
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)		125	130,155
Ecopetrol SA, 8.88%, 01/13/33		122	125,660
eG Global Finance PLC, 12.00%, 11/30/28(b)(c)		298	328,954
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/31(b)		264	291,550
Energy Transfer LP(c)
3.90%, 07/15/26		235	233,462
(5-year CMT + 4.02%), 8.00%, 05/15/54(a)		469	498,962
Series H, (5-year CMT + 5.69%), 6.50%(a)(k)		4,409	4,428,699
EQT Corp., 4.50%, 01/15/29(b)		20	19,757
Excelerate Energy LP, 8.00%, 05/15/30(b)		189	199,236
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28		182	184,692
8.25%, 01/15/29(c)		158	165,219
8.88%, 04/15/30		61	64,769
7.88%, 05/15/32(c)		413	429,415
8.00%, 05/15/33		132	138,009
Global Partners LP/GLP Finance Corp., 7.13%, 07/01/33(b)		125	126,752
Gulfport Energy Operating Corp., 6.75%, 09/01/29(b)		189	193,697
Harvest Midstream I LP, 7.50%, 05/15/32(b)		112	118,291
Hess Corp., 4.30%, 04/01/27		50	49,883
Hess Midstream Operations LP, 6.50%, 06/01/29(b)(c)		257	264,301
Hilcorp Energy I LP/Hilcorp Finance Co.(b)
6.25%, 11/01/28		145	145,336
5.75%, 02/01/29		172	169,762
6.00%, 04/15/30		21	20,415
6.25%, 04/15/32		16	15,278
8.38%, 11/01/33(c)		326	338,253
6.88%, 05/15/34		362	346,735
7.25%, 02/15/35		148	144,722
Howard Midstream Energy Partners LLC(b)(c)
8.88%, 07/15/28		94	98,685
7.38%, 07/15/32		111	116,738
Impulsora Pipeline LLC, 6.05%, 01/01/43		1,263	1,087,166
ITT Holdings LLC, 6.50%, 08/01/29(b)(c)		456	433,634
Kimmeridge Texas Gas LLC, 8.50%, 02/15/30(b)(c)		623	644,769
Kinetik Holdings LP(b)
6.63%, 12/15/28		58	59,322
5.88%, 06/15/30		53	53,449
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(b)		148	149,047
Matador Resources Co.(b)(c)
6.88%, 04/15/28		276	281,444
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Matador Resources Co.(b)(c) (continued)
6.50%, 04/15/32	USD	303	$ 303,158
MPLX LP, 4.25%, 12/01/27(c)		185	184,265
Murphy Oil Corp., 5.88%, 12/01/42		29	23,544
Nabors Industries, Inc., 7.38%, 05/15/27(b)		151	149,112
NGL Energy Operating LLC/NGL Energy Finance Corp.(b)(c)
8.13%, 02/15/29		214	216,204
8.38%, 02/15/32		1,036	1,039,111
Noble Finance II LLC, 8.00%, 04/15/30(b)(c)		114	116,077
Northern Oil & Gas, Inc., 8.13%, 03/01/28(b)(c)		729	735,478
Northriver Midstream Finance LP, 6.75%, 07/15/32(b)		172	178,128
Parkland Corp., 6.63%, 08/15/32(b)		201	205,438
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(b)		160	143,646
Permian Resources Operating LLC(b)
8.00%, 04/15/27(c)		272	278,093
5.88%, 07/01/29(c)		411	412,593
7.00%, 01/15/32(c)		221	229,107
6.25%, 02/01/33		280	282,598
Petroleos Mexicanos
6.50%, 03/13/27		85	84,405
8.75%, 06/02/29		130	134,140
5.95%, 01/28/31(c)		158	142,453
10.00%, 02/07/33		28	29,968
Prairie Acquiror LP, 9.00%, 08/01/29(b)		192	199,990
Rockies Express Pipeline LLC, 4.95%, 07/15/29(b)		51	50,066
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(b)(c)		389	407,310
Sunoco LP, 6.25%, 07/01/33(b)		254	258,241
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
5.50%, 01/15/28		148	147,131
7.38%, 02/15/29(c)		501	514,918
6.00%, 12/31/30		3	2,944
6.00%, 09/01/31		100	97,585
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(b)(c)		347	336,272
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28(c)		280	277,389
TransMontaigne Partners LLC, 8.50%, 06/15/30(b)		56	58,257
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)		66	67,089
Transocean, Inc.(b)(c)
8.00%, 02/01/27		432	425,571
8.25%, 05/15/29		138	127,587
8.75%, 02/15/30		39	40,311
8.50%, 05/15/31		248	221,377
Valaris Ltd., 8.38%, 04/30/30(b)(c)		515	528,377
Venture Global LNG, Inc.(b)(c)
9.50%, 02/01/29		1,893	2,062,193
7.00%, 01/15/30		584	590,373
8.38%, 06/01/31		1,270	1,319,067
9.88%, 02/01/32		1,288	1,390,992
Vista Energy Argentina SAU, 8.50%, 06/10/33(b)		16	16,116
Vital Energy, Inc.
7.75%, 07/31/29(b)		115	101,560
9.75%, 10/15/30(c)		231	209,085
7.88%, 04/15/32(b)(c)		572	489,072
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(b)		252	250,330
			34,680,489
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Paper & Forest Products — 0.0%
Fiber Bidco SpA, 6.13%, 06/15/31(f)	EUR	100	$ 112,667
Magnera Corp., 7.25%, 11/15/31(b)	USD	142	133,892
			246,559
Passenger Airlines(b) — 0.3%
American Airlines, Inc., 8.50%, 05/15/29(c)		354	371,181
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31		209	203,332
OneSky Flight LLC, 8.88%, 12/15/29		250	260,311
United Airlines, Inc., 4.63%, 04/15/29(c)		606	588,223
			1,423,047
Personal Care Products — 0.1%
Opal Bidco SAS
5.50%, 03/31/32(f)	EUR	100	120,151
6.50%, 03/31/32(b)	USD	317	323,534
Perrigo Finance Unlimited Co., 6.13%, 09/30/32		220	222,110
			665,795
Pharmaceuticals — 1.6%
1261229 B.C. Ltd., 10.00%, 04/15/32(b)(c)		2,877	2,902,231
AbbVie, Inc., 4.25%, 11/14/28(c)		1,000	1,004,862
Bausch Health Cos., Inc., 11.00%, 09/30/28(b)		1,577	1,561,230
CVS Health Corp., 3.75%, 04/01/30(c)		1,000	959,298
Dolcetto Holdco SpA, 07/14/32(f)(n)	EUR	100	118,680
Endo Finance Holdings, Inc., 8.50%, 04/15/31(b)(c)	USD	118	124,910
Grifols SA(f)
2.25%, 11/15/27	EUR	163	187,117
7.13%, 05/01/30		100	122,225
Gruenenthal GmbH, 4.63%, 11/15/31(f)		100	118,534
Nidda Healthcare Holding GmbH, 7.00%, 02/21/30(f)		100	122,956
Option Care Health, Inc., 4.38%, 10/31/29(b)(c)	USD	245	235,787
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, 04/30/28(b)(c)		400	384,709
Rossini SARL, (3-mo. EURIBOR + 3.88%), 5.86%, 12/31/29(a)(f)	EUR	43	50,461
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26(c)	USD	303	296,276
8.13%, 09/15/31(c)		200	225,062
6.00%, 12/01/32		212	215,445
			8,629,783
Real Estate Management & Development — 0.5%
Adler Financing SARL(i)
Series 1.5L, (10.00% PIK), 10.00%, 12/31/29	EUR	8	9,918
Series 1L, (8.25% PIK), 8.25%, 12/31/28		60	74,384
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 04/15/30(b)	USD	206	192,044
Series AI, 7.00%, 04/15/30(c)		271	253,366
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 04/15/30(b)		118	119,901
CoreLogic, Inc., 4.50%, 05/01/28(b)(c)		1,313	1,252,448
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(b)		181	194,364
Fantasia Holdings Group Co. Ltd.(f)(g)(j)
11.75%, 04/17/22		400	11,000
11.88%, 06/01/23		200	5,500
9.25%, 07/28/23		200	5,500
9.88%, 10/19/23		200	5,500
Security		Par (000)	Value
Real Estate Management & Development (continued)
Howard Hughes Corp.(b)
4.13%, 02/01/29	USD	149	$ 141,892
4.38%, 02/01/31		100	92,284
Vivion Investments SARL, (6.50% PIK), 6.50%, 08/31/28(f)(i)	EUR	101	116,602
			2,474,703
Retail REITs — 0.1%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(b)(c)	USD	327	318,180
Semiconductors & Semiconductor Equipment — 1.0%
Broadcom, Inc.(c)
4.11%, 09/15/28		1,594	1,587,538
3.50%, 02/15/41(b)		700	554,784
Entegris, Inc., 4.75%, 04/15/29(b)(c)		763	754,539
MKS, Inc., 1.25%, 06/01/30(l)		569	560,749
ON Semiconductor Corp., 0.50%, 03/01/29(l)		258	238,443
QUALCOMM, Inc.(c)
1.65%, 05/20/32		1,779	1,478,679
4.30%, 05/20/47		600	502,822
			5,677,554
Software — 4.0%
AthenaHealth Group, Inc., 6.50%, 02/15/30(b)(c)		3,110	3,061,066
Camelot Finance SA, 4.50%, 11/01/26(b)(c)		157	154,591
Capstone Borrower, Inc.(b)
8.00%, 06/15/30(c)		488	509,156
8.00%, 06/15/30		276	287,214
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(b)(c)		220	181,917
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)(c)		296	240,547
Cloud Software Group, Inc.(b)(c)
6.50%, 03/31/29		2,444	2,466,761
9.00%, 09/30/29		3,179	3,295,114
8.25%, 06/30/32		2,348	2,498,810
CoreWeave, Inc., 9.25%, 06/01/30(b)		286	292,387
Dun & Bradstreet Corp., 5.00%, 12/15/29(b)(c)		514	526,850
Elastic NV, 4.13%, 07/15/29(b)(c)		226	215,948
Ellucian Holdings, Inc., 6.50%, 12/01/29(b)(c)		413	422,373
Fair Isaac Corp.(b)(c)
4.00%, 06/15/28		354	344,537
6.00%, 05/15/33		1,205	1,216,045
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/28(b)(c)		200	189,183
7.88%, 05/01/29(f)	EUR	100	121,859
8.75%, 05/01/29(b)(c)	USD	217	223,216
Oracle Corp.(c)
3.60%, 04/01/50		785	548,984
6.13%, 08/03/65		500	500,504
SS&C Technologies, Inc., 6.50%, 06/01/32(b)(c)		534	554,354
TeamSystem SpA, 07/01/32(a)(f)(n)	EUR	100	117,686
Twilio, Inc.
3.63%, 03/15/29	USD	112	106,629
3.88%, 03/15/31(c)		251	234,753

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
UKG, Inc., 6.88%, 02/01/31(b)(c)	USD	2,704	$ 2,805,603
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)(c)		388	364,796
			21,480,883
Specialty Retail — 0.1%
Afflelou SAS, 6.00%, 07/25/29(f)	EUR	100	122,462
Duomo Bidco SpA, (3-mo. EURIBOR + 4.13%), 6.40%, 07/15/31(a)(f)		100	118,384
Staples, Inc., 10.75%, 09/01/29(b)	USD	185	175,089
			415,935
Technology Hardware, Storage & Peripherals — 0.3%
Diebold Nixdorf, Inc., 7.75%, 03/31/30(b)		143	151,708
Seagate Data Storage Technology Pte Ltd., 5.88%, 07/15/30(b)		249	252,717
Seagate HDD Cayman
8.25%, 12/15/29		449	478,184
8.50%, 07/15/31		557	597,762
			1,480,371
Textiles, Apparel & Luxury Goods — 0.3%
Beach Acquisition Bidco LLC(b)(n)
07/15/32	EUR	435	516,252
07/15/33	USD	959	994,018
Crocs, Inc., 4.25%, 03/15/29(b)		25	23,850
Hanesbrands, Inc., 9.00%, 02/15/31(b)		15	15,881
Levi Strauss & Co., 3.50%, 03/01/31(b)		16	14,640
PrestigeBidCo GmbH, (3-mo. EURIBOR + 3.75%), 6.03%, 07/01/29(a)(f)	EUR	100	118,354
Under Armour, Inc., 7.25%, 07/15/30(b)	USD	121	122,537
			1,805,532
Tobacco — 0.1%
BAT Capital Corp., 7.08%, 08/02/43(c)		500	550,687
Trading Companies & Distributors(b) — 0.1%
Gates Corp/DE, 6.88%, 07/01/29(c)		196	203,520
Resideo Funding, Inc.
4.00%, 09/01/29		59	55,613
6.50%, 07/15/32(c)		276	282,760
			541,893
Transportation Infrastructure — 0.1%
Incora Top Holdco LLC, 6.00%, 01/31/33(e)		198	183,072
Mobico Group PLC, 3.63%, 11/20/28(f)	GBP	100	117,010
			300,082
Water Utilities — 0.2%
American Water Capital Corp., 4.45%, 06/01/32(c)	USD	900	888,459
Wireless Telecommunication Services — 0.6%
Altice France SA(b)
5.50%, 01/15/28		381	320,646
5.13%, 01/15/29		200	165,250
5.13%, 07/15/29		1,400	1,157,135
5.50%, 10/15/29		200	165,783
Rogers Communications, Inc., 5.00%, 03/15/44(c)		545	485,360
Telecom Argentina SA, 9.25%, 05/28/33(b)		16	16,282
Vmed O2 U.K. Financing I PLC
4.00%, 01/31/29(f)	GBP	100	127,326
4.25%, 01/31/31(b)(c)	USD	400	366,448
Security		Par (000)	Value
Wireless Telecommunication Services (continued)
Vmed O2 U.K. Financing I PLC (continued)
4.50%, 07/15/31(f)	GBP	100	$ 122,852
WOM Mobile SA, (11.00% PIK), 11.00%, 04/01/31(b)(i)	USD	82	80,694
Zegona Finance PLC, 6.75%, 07/15/29(f)	EUR	100	125,157
			3,132,933
Total Corporate Bonds — 73.6% (Cost: $390,932,312)			396,813,843
Fixed Rate Loan Interests
Distributors — 0.0%
TMK Hawk Parent Corp., 2024 PIK Term Loan, 11.00%, 12/15/31(e)	USD	25	—
Financial Services — 0.0%
Clover Holdings SPV III LLC, 2024 USD Term Loan, 15.00%, 12/09/27		40	38,989
Health Care Equipment & Supplies — 0.1%
Cotiviti, Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31		595	597,231
IT Services — 0.0%
X Corp., 2025 Fixed Term Loan, 9.50%, 10/26/29		91	88,422
Software — 0.2%
Clover Holdings 2 LLC, Fixed Term Loan B, 7.75%, 12/09/31		1,023	1,030,673
Total Fixed Rate Loan Interests — 0.3% (Cost: $1,770,490)			1,755,315
Floating Rate Loan Interests(a)
Aerospace & Defense — 2.1%
Arcline FM Holdings LLC, 2025 Term Loan, (6-mo. CME Term SOFR at 0.75% Floor + 3.50%), 7.58%, 06/24/30		514	516,020
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 10/31/30		659	660,314
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6- mo. CME Term SOFR + 3.93%), 8.18%, 08/03/29		652	651,871
Cubic Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.84%, 05/25/28		1,941	1,005,197
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.84%, 05/25/28		395	204,174
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 10/31/31		1,289	1,288,758
2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 10/31/31		490	490,427
Goat Holdco LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 01/27/32		275	275,585
Kaman Corp., 2025 Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.08%, 02/26/32		352	351,241
Peraton Corp.
2nd Lien Term Loan B1, (3-mo. CME Term SOFR + 7.85%), 12.18%, 02/01/29		223	154,945
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Aerospace & Defense (continued)
Peraton Corp. (continued)
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.18%, 02/01/28	USD	963	$ 847,613
Propulsion BC Newco LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 09/14/29		116	116,723
Setanta Aircraft Leasing DAC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.05%, 11/05/28		295	296,871
Signia Aerospace LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.30%, 12/11/31(e)		177	177,223
TransDigm, Inc.
2023 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.80%, 02/28/31		2,710	2,714,405
2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.80%, 01/19/32		488	488,964
2024 Term Loan K, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 03/22/30		845	847,786
			11,088,117
Automobile Components — 1.1%
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.08%, 02/23/29		239	222,577
Clarios Global LP
2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.83%, 05/06/30		1,831	1,823,882
2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 01/28/32		875	875,551
Dealer Tire Financial LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 07/02/31(e)		689	685,224
Garrett LX I SARL, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.53%, 01/30/32(e)		53	53,066
Gates Corp., 2024 Term Loan B5, (1-mo. CME Term SOFR + 1.75%), 6.08%, 06/04/31		1,282	1,280,982
RealTruck Group, Inc., 2023 Incremental Term Loan, (1-mo. CME Term SOFR + 5.11%), 9.44%, 01/31/28		235	212,974
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.42%, 11/17/28		644	627,256
			5,781,512
Beverages — 0.4%
Naked Juice LLC
2025 FLFO Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.80%, 01/24/29		1,002	991,949
2025 FLSO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.65%, 01/24/29		450	357,036
2025 FLTO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.40%, 01/24/30		323	148,926
Sazerac Co., Inc., Term Loan B, 06/25/32(e)(o)		600	599,250
			2,097,161
Security		Par (000)	Value
Biotechnology — 0.3%
Parexel International Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.83%, 11/15/28	USD	1,419	$ 1,419,228
Broadline Retail — 0.4%
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1-mo. CME Term SOFR + 3.36%), 7.69%, 11/24/28(e)		250	249,235
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 9.08%, 03/15/30		2,152	2,084,423
			2,333,658
Building Products — 0.8%
Azek Group LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.33%, 09/26/31		460	459,115
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.83%, 05/13/29		59	59,752
Chariot Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.35%), 7.68%, 11/03/28		1,883	1,884,922
CP Iris Holdco I, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 3.50%), 7.83%, 10/02/28		689	686,967
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.55%, 08/05/31		1,526	1,501,187
			4,591,943
Capital Markets — 1.7%
AqGen Island Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 08/02/28		1,029	1,030,013
Ardonagh Group Finco Pty. Ltd., 2024 USD Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.78%), 6.99%, 02/15/31		1,148	1,138,077
Aretec Group, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.83%, 08/09/30		331	331,592
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.05%, 12/20/29		716	717,930
Azalea Topco, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 04/30/31		345	345,372
BCPE Pequod Buyer, Inc., USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 11/25/31		678	678,978
Citadel Securities LP, 2024 First Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 10/31/31		746	748,998
Edelman Financial Engines Center LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 04/07/28		761	761,252
Focus Financial Partners LLC, 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 09/15/31		788	785,770
Jane Street Group LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 12/15/31		1,220	1,218,317

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets (continued)
Jefferies Finance LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 10/21/31	USD	399	$ 399,494
Osaic Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.83%, 08/17/28		665	666,466
OVG Business Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.33%, 06/25/31(e)		176	174,127
			8,996,386
Chemicals — 1.9%
Aruba Investments Holdings LLC, 2020 USD Term Loan, (1-mo. CME Term SOFR + 4.10%), 8.43%, 11/24/27(e)		327	305,344
Chemours Co., 2023 USD Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.33%, 08/18/28		356	354,669
Derby Buyer LLC, 2024 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.31%, 11/01/30		844	839,528
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.02%, 10/04/29		75	74,462
Element Solutions, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.08%, 12/18/30		809	811,029
Fortis 333, Inc., USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.80%, 03/29/32		306	305,523
H.B. Fuller Co., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.08%, 02/15/30		313	313,487
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 02/18/30		294	280,863
INEOS U.S. Petrochem LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.58%, 10/07/31		297	270,502
Lonza Group AG, USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 8.32%, 07/03/28		693	630,283
Minerals Technologies, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 11/26/31		497	496,878
Momentive Performance Materials, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.00%), 8.33%, 03/29/28		1,047	1,049,599
Nouryon Finance BV, 2024 USD Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.51%, 04/03/28		647	649,374
Oxea Holding Drei GmbH, 2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 3.06%), 7.35%, 04/08/31		849	796,711
Paint Intermediate III LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 10/09/31		276	273,544
Solenis Holdings Ltd., 2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.30%, 06/20/31		1,212	1,196,206
Security		Par (000)	Value
Chemicals (continued)
Sparta U.S. HoldCo LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.32%, 08/02/30	USD	854	$ 844,581
WR Grace Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 09/22/28		801	801,383
			10,293,966
Commercial Services & Supplies — 3.5%
Action Environmental Group, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 3.75%), 8.05%, 10/24/30(e)		449	449,273
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.18%, 05/12/28		2,389	2,399,478
Anticimex International AB, 2024 Term Loan B6, (3-mo. SOFR + 3.40%), 7.66%, 11/16/28		339	340,076
Aramark Services, Inc.
2024 Term Loan B7, (1-mo. CME Term SOFR + 2.00%), 6.33%, 04/06/28		383	383,394
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 06/22/30		1,043	1,043,960
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.18%, 09/07/27		988	989,574
Citrin Cooperman Advisors LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 04/01/32		425	424,001
Clean Harbors, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 10/09/28		651	656,892
Froneri U.S., Inc., 2024 USD Term Loan B4, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.24%, 09/30/31		2,391	2,362,437
Garda World Security Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.31%, 02/01/29		867	867,507
GFL ES US LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 03/03/32		1,305	1,303,917
Grant Thornton Advisors LLC, 2025 Term Loan B, 06/02/31(o)		252	251,994
JFL-Tiger Acquisition Co., Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.07%, 10/17/30		347	347,630
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.43%, 10/30/28		801	719,629
Novelis Holdings, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.30%, 03/11/32		1,374	1,375,274
Prime Security Services Borrower LLC
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 10/13/30		444	443,534
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 03/07/32		933	923,619
Quartz Acquireco LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.55%, 06/28/30		1,034	1,036,862
Reworld Holding Corp , Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.56%, 11/30/28		472	472,989
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Reworld Holding Corp., Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.56%, 11/30/28	USD	37	$ 36,521
Ryan LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.83%, 11/14/30		46	46,456
Summer BC Holdco B SARL, 2024 USD Term Loan B, 02/15/29(o)		149	148,996
Tempo Acquisition LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 08/31/28		1,029	1,024,288
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR + 4.10%), 8.43%, 11/02/27		319	302,351
Vestis Corp., Term Loan, (3-mo. CME Term SOFR + 2.25%), 6.58%, 02/22/31		432	413,375
			18,764,027
Communications Equipment — 0.2%
Ciena Corp., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 10/24/30		825	828,002
Viasat, Inc.
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.61%), 8.93%, 05/30/30		147	140,277
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.61%), 8.94%, 03/02/29		108	103,244
			1,071,523
Construction & Engineering — 0.5%
Brand Industrial Services, Inc., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.78%, 08/01/30		2,123	1,768,468
Construction Partners, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 11/03/31		163	163,588
Legence Holdings LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 7.58%, 12/18/28		240	239,411
Pike Corp., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR + 3.11%), 7.44%, 01/21/28		423	425,640
			2,597,107
Construction Materials — 1.1%
American Builders & Contractors Supply Co., Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 01/31/31		845	848,030
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 10.33%, 03/08/29		384	347,012
Oscar AcquisitionCo LLC, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.55%, 04/29/29		410	376,126
Potters Borrower LP, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.33%, 12/14/27		255	255,422
Quikrete Holdings, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 6.58%, 03/19/29		697	696,663
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 02/10/32		380	379,382
Security		Par (000)	Value
Construction Materials (continued)
Quikrete Holdings, Inc. (continued)
2025 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 04/14/31	USD	789	$ 787,276
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.07%, 09/22/28		218	218,670
White Cap Supply Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 10/19/29		1,790	1,777,395
			5,685,976
Consumer Staples Distribution & Retail — 0.2%
EG America LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.58%, 02/07/28		181	182,210
U.S. Foods, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 10/03/31		647	651,672
			833,882
Containers & Packaging — 1.0%
Charter Next Generation, Inc., 2024 Term Loan B1, (1- mo. CME Term SOFR at 0.75% Floor + 2.75%), 7.06%, 11/29/30		1,876	1,881,629
Clydesdale Acquisition Holdings, Inc.
2025 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 04/01/32		5	5,111
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 04/01/32		929	925,448
Colossus Acquireco LLC, Term Loan B, 06/11/32(o)		698	692,940
Mauser Packaging Solutions Holding Co., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.32%, 04/15/27		645	644,199
Pregis TopCo Corp., 2025 Refinancing Term Loan, (1- mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.33%, 02/01/29		425	425,451
Reynolds Consumer Products LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 03/04/32		208	208,680
Trident TPI Holdings, Inc., 2024 Term Loan B7, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 09/15/28		619	607,544
			5,391,002
Diversified Consumer Services — 0.8%
Bright Horizons Family Solutions LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.08%, 11/24/28		780	781,895
KUEHG Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 06/12/30		420	419,941
Learning Care Group U.S. No. 2, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 8.29%, 08/11/28		109	108,819
OMNIA Partners LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.78%, 07/25/30		338	338,794
PG Polaris BidCo SARL, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 03/26/31		378	378,856
Planet US Buyer LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 7.33%, 02/07/31		237	237,463

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Consumer Services (continued)
Spring Education Group, Inc., Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.30%, 10/04/30	USD	788	$ 790,070
Veritiv Operating Co., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.30%, 11/30/30		291	292,333
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 01/30/31		1,039	1,033,281
			4,381,452
Diversified REITs — 0.0%
RHP Hotel Properties LP, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 05/20/30		247	245,691
Diversified Telecommunication Services — 1.6%
Altice Financing SA, USD 2017 1st Lien Term Loan, (Prime + 1.75%), 9.25%, 01/31/26(e)		511	472,703
Connect Finco SARL, 2024 Extended Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.83%, 09/27/29		375	355,018
Level 3 Financing, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.58%, 03/27/32		1,629	1,645,632
Lumen Technologies, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.79%, 04/16/29		537	529,765
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.79%, 04/15/30		416	410,748
2024 Term Loan A, (1-mo. CME Term SOFR at 2.00% Floor + 6.00%), 10.33%, 06/01/28		46	46,871
ORBCOMM, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.76%, 09/01/28		306	275,375
Radiate Holdco LLC, 2025 FLFO Term Loan, 09/25/29(o)		2,214	1,927,993
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1- mo. CME Term SOFR + 3.36%), 7.68%, 01/31/29		607	601,070
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.11%), 7.44%, 03/09/27		2,557	2,426,802
			8,691,977
Electric Utilities — 0.3%
NRG Energy, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.03%, 04/16/31		781	781,557
Vistra Operations Co. LLC, 1st Lien Term Loan B3, (1- mo. CME Term SOFR + 1.75%), 6.08%, 12/20/30		683	684,663
			1,466,220
Electrical Equipment — 0.0%
GrafTech Global Enterprises, Inc., 2024 Term Loan, (1- mo. CME Term SOFR at 2.00% Floor + 6.00%), 10.32%, 12/21/29		105	105,314
Electronic Equipment, Instruments & Components — 0.2%
Celestica, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 06/20/31(e)		228	227,700
Coherent Corp., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.33%, 07/02/29		885	885,361
			1,113,061
Security		Par (000)	Value
Energy Equipment & Services — 0.0%
Covia Holdings LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 02/26/32	USD	219	$ 219,366
Entertainment — 1.7%
City Football Group Ltd., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.76%), 8.04%, 07/22/30		700	695,483
Creative Artists Agency LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 10/01/31		1,789	1,793,045
Delta 2 Lux SARL
2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.30%, 09/30/31		896	896,584
2024 Term Loan B2, 09/30/31(o)		449	448,830
Live Nation Entertainment, Inc., Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.17%, 10/19/26		852	851,012
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.80%, 11/12/29		687	652,184
NEP Group, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 3.51%, 1.76% PIK), 9.34%, 08/19/26(i)		285	262,425
Playtika Holding Corp., 2021 Term Loan B1, (1-mo. CME Term SOFR + 2.86%), 7.19%, 03/13/28		418	409,815
UFC Holdings LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 11/21/31		1,453	1,457,865
WMG Acquisition Corp., 2024 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 01/24/31		1,622	1,623,236
			9,090,479
Financial Services — 3.1%
ABG Intermediate Holdings 2 LLC
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 12/21/28		756	755,206
2025 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 02/13/32		514	512,213
Apex Group Treasury LLC, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.82%, 02/27/32		837	833,606
APi Group DE, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 01/03/29		1,251	1,250,814
Belron Finance LLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.05%, 10/16/31		1,916	1,922,268
Boost Newco Borrower LLC, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.30%, 01/31/31		2,193	2,197,593
CPI Holdco B LLC
2024 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 05/17/31		430	429,463
2024 Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.33%, 05/19/31		1,069	1,065,362
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 8.05%, 04/09/27		1,436	1,392,912
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 11.31%, 04/07/28		536	510,736
EOC Borrower LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 03/24/32		1,882	1,882,583
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Financial Services (continued)
FinCo I LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 06/27/29	USD	76	$ 75,813
Gryphon Debt Merger Sub, Inc., Term Loan B, 06/18/32(o)		414	413,656
Guardian U.S. Holdco LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.80%, 01/31/30		179	178,121
Howden Group Holdings Ltd., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.83%, 04/18/30		96	96,207
Hyperion Refinance SARL, 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.33%, 02/15/31		1,121	1,123,970
Orion US Finco, 1st Lien Term Loan, 05/20/32(o)		521	522,563
Sotera Health Holdings LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.55%, 05/30/31		1,178	1,181,785
WEX, Inc.
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 03/31/28		169	169,053
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 03/05/32		309	308,260
			16,822,184
Food Products — 0.9%
Chobani LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 10/25/27		2,773	2,779,568
H-Food Holdings LLC, 2025 Exit Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 6.50%), 10.83%, 03/29/30		75	75,913
Nomad Foods U.S. LLC, 2023 Term Loan B5, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.54%, 11/12/29		576	575,289
Primo Brands Corp., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.55%, 03/31/28		503	504,106
UTZ Quality Foods LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 01/29/32		1,040	1,038,967
Wellness Pet LLC
2025 First Out Exchange Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.95%), 8.28%, 12/31/29		107	89,924
2025 Second Out Exchange Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 8.08%, 12/31/29		60	32,939
			5,096,706
Ground Transportation — 0.6%
Avis Budget Car Rental LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 1.86%), 6.19%, 08/06/27		351	347,539
Genesee & Wyoming, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.05%, 04/10/31		2,390	2,375,247
Hertz Corp.
2021 Term Loan B, (3-mo. CME Term SOFR + 3.76%), 8.04%, 06/30/28		600	497,256
Security		Par (000)	Value
Ground Transportation (continued)
Hertz Corp. (continued)
2021 Term Loan C, (3-mo. CME Term SOFR + 3.76%), 8.04%, 06/30/28	USD	118	$ 97,618
SIRVA Worldwide, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 8.00%), 12.32%, 08/20/29		247	96,454
			3,414,114
Health Care Equipment & Supplies — 0.3%
Bausch & Lomb Corp.
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.33%, 09/29/28		452	451,385
2025 Term Loan B, 06/26/30(o)		1,236	1,233,442
			1,684,827
Health Care Providers & Services — 3.0%
Avantor Funding, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.10%), 6.43%, 11/08/27		78	78,686
CHG Healthcare Services, Inc., 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.33%, 09/29/28		453	453,865
CNT Holdings I Corp., 2025 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.78%, 11/08/32		682	683,785
Concentra Health Services, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 07/26/31		345	345,483
Cotiviti, Inc., 2024 Term Loan, (1-mo. CME Term SOFR + 2.75%), 7.07%, 05/01/31		1,642	1,632,587
Ensemble RCM LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.28%, 08/01/29		851	854,230
Examworks Bidco, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.08%, 11/01/28		1,215	1,217,421
EyeCare Partners LLC
2024 Second Out Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 1.10%, 3.71% PIK), 8.84%, 11/30/28(i)		304	238,812
2024 Superpriority New Money 1st Out Term Loan A, (6-mo. CME Term SOFR at 0.00% Floor + 5.75%), 9.88%, 08/31/28		299	303,285
2024 Third Out Term Loan C, (3-mo. CME Term SOFR + 6.85%, 10.98% PIK), 10.98%, 11/30/28(g)(i)(j)		14	3,612
Fortrea Holdings, Inc., Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.08%, 07/01/30		56	50,027
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 8.40%, 10/01/27		726	698,101
ICON Luxembourg SARL, 2024 LUX Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.30%, 07/03/28		256	257,316
LifePoint Health, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.01%, 05/19/31		459	453,866
Medical Solutions Holdings, Inc.
2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.60%), 7.88%, 11/01/28		388	200,856
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.10%), 11.38%, 11/01/29		247	104,152

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Providers & Services (continued)
Medline Borrower LP, 2024 USD Add-on Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.58%, 10/23/28	USD	4,248	$ 4,250,448
Option Care Health, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.58%, 10/27/28		651	654,491
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.01%), 8.29%, 06/02/28		1,369	1,332,639
PRA Health Sciences, Inc., 2024 US Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.30%, 07/03/28		64	64,110
Raven Acquisition Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 11/19/31		299	298,742
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.30%, 09/27/30		529	523,389
Surgery Center Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 12/19/30		860	862,144
Vizient, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.08%, 08/01/31		600	600,523
			16,162,570
Health Care Technology — 0.7%
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.08%, 02/15/29		3,009	3,004,329
PointClickCare Technologies, Inc., 2024 USD Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.42%, 11/03/31		521	521,970
Waystar Technologies, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 10/22/29		256	256,746
			3,783,045
Hotels, Restaurants & Leisure — 4.1%
1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 09/20/30		1,164	1,157,621
Aimbridge Acquisition Co., Inc.
2025 1st Lien Second Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.50%), 11.93%, 03/11/30		106	104,221
2025 First Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.93%, 03/11/30		117	116,403
Alterra Mountain Co., 2024 Term Loan B7, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 05/31/30		605	605,792
Bally’s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 7.78%, 10/02/28		813	716,296
Caesars Entertainment, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 6.58%, 02/06/31		1,898	1,893,953
Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.58%, 02/06/30		483	482,176
Carnival Corp.
2025 Term Loan (2027), (1-mo. CME Term SOFR at 0.75% Floor + 2.00%), 6.31%, 08/08/27		126	125,836
2025 Term Loan (2028), (1-mo. CME Term SOFR at 0.75% Floor + 2.00%), 6.31%, 10/18/28		340	339,680
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Crown Finance U.S., Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.57%, 12/02/31	USD	418	$ 417,565
DK Crown Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 03/04/32		1,042	1,038,479
Fertitta Entertainment LLC/NV, 2022 Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.83%, 01/27/29		2,511	2,506,934
Flutter Financing B.V., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.05%, 11/30/30		1,697	1,691,090
Flutter Financing BV, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.30%, 06/04/32(e)		307	306,616
Four Seasons Hotels Ltd., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.08%, 11/30/29		1,300	1,306,907
Great Canadian Gaming Corp., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.07%, 11/01/29		461	449,201
Herschend Entertainment Co. LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 05/27/32		488	490,948
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 6.07%, 11/08/30		1,350	1,354,374
IRB Holding Corp., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.83%, 12/15/27		950	949,797
Light & Wonder International, Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.56%, 04/14/29		658	657,141
Ontario Gaming GTA LP, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.55%, 08/01/30		105	103,588
Packers Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.35%), 7.68%, 03/09/28		483	258,459
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.83%, 05/03/29		1,148	1,148,399
Scientific Games Holdings LP, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.28%, 04/04/29		299	298,351
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.33%, 12/04/31		238	237,690
Six Flags Entertainment Corp., 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 05/01/31		242	241,560
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 03/14/31		1,395	1,397,026
Voyager Parent LLC, Term Loan B, 05/09/32(o)		639	631,722
Whatabrands LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.83%, 08/03/28		585	585,457
Wyndham Hotels & Resorts, Inc., 2024 Term Loan, (1- mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 05/24/30		680	682,155
			22,295,437
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Household Durables — 0.6%
Hunter Douglas, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 01/20/32	USD	1,391	$ 1,384,703
Madison Safety & Flow LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 09/26/31		342	342,195
Serta Simmons Bedding LLC, 2023 New Term Loan, (3-mo. CME Term SOFR + 7.61%), 11.91%, 06/29/28		199	180,164
Somnigroup International, Inc., 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 10/24/31		343	343,878
Springs Windows Fashions, LLC, 2024 First Lien Second Out Term Loan A2, (1-mo. CME Term SOFR at 1.00% Floor + 4.11%), 8.44%, 10/06/28		392	298,845
SWF Holdings I Corp., 2024 FLFO A1 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.83%, 12/19/29		129	128,144
Weber-Stephen Products LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 7.69%, 10/30/27		492	488,231
			3,166,160
Independent Power and Renewable Electricity Producers — 0.4%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 07/31/30		931	930,345
Calpine Corp., 2024 Term Loan B10, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 01/31/31		411	410,047
Constellation Renewables LLC, 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 2.25%), 6.58%, 12/15/27		488	489,381
Talen Energy Supply LLC, 2024-1 Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.81%, 12/15/31		336	336,993
			2,166,766
Industrial Conglomerates — 0.4%
Beach Acquisition Bidco LLC, USD Term Loan B, 06/25/32(e)(o)		179	179,895
Cube Industrials Buyer, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.52%, 10/17/31		147	147,228
EMRLD Borrower LP
2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 08/04/31		901	899,108
Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 05/31/30		1,012	1,010,907
Stitch Acquisition Corp., 2024 2nd Out Term Loan, (3-mo. CME Term SOFR + 7.50%), 12.06%, 12/31/29		56	46,411
			2,283,549
Insurance — 3.2%
Alliant Holdings Intermediate LLC, 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 09/19/31		3,463	3,463,641
AmWINS Group, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 6.58%, 01/30/32		1,785	1,785,351
Amynta Agency Borrower, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 12/29/31		1,195	1,194,411
Security		Par (000)	Value
Insurance (continued)
AssuredPartners, Inc., 2024 Incremental Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.83%, 02/14/31	USD	1,708	$ 1,711,676
Baldwin Insurance Group Holdings LLC, 2024 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.31%, 05/26/31		937	935,953
HUB International Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.77%, 06/20/30		2,153	2,158,921
Jones Deslauriers Insurance Management, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.03%, 03/15/30		581	577,516
Ryan Specialty LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 09/15/31		1,207	1,204,751
Truist Insurance Holdings LLC
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 05/06/31		1,605	1,605,300
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.05%, 05/06/32		227	229,254
USI, Inc.
2024 Term Loan C, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.55%, 09/29/30		1,026	1,022,603
2024 Term Loan D, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.55%, 11/21/29		1,508	1,505,250
			17,394,627
Interactive Media & Services — 0.1%
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.08%, 01/31/31		763	754,203
IT Services — 3.3%
Asurion LLC
2021 2nd Lien Term Loan B3, (1-mo. CME Term SOFR + 5.36%), 9.69%, 01/31/28		364	347,165
2021 2nd Lien Term Loan B4, (1-mo. CME Term SOFR + 5.36%), 9.69%, 01/20/29		538	498,070
2023 Term Loan B11, (1-mo. CME Term SOFR at 0.00% Floor + 4.35%), 8.68%, 08/19/28		660	652,028
2024 Term Loan B12, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.58%, 09/19/30		175	170,032
2025 Term Loan B13, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.55%, 09/19/30		1,421	1,379,223
Central Parent LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.55%, 07/06/29		1,762	1,467,144
Clearwater Analytics LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.53%, 04/21/32(e)		517	516,354
Ecovyst Catalyst Technologies LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.28%, 06/12/31		696	690,781
Epicor Software Corp., 2024 Term Loan E, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 7.08%, 05/30/31		1,702	1,705,686
Fortress Intermediate 3, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.83%, 06/27/31(e)		310	310,047
Go Daddy Operating Co. LLC
2024 Term Loan B7, (1-mo. CME Term SOFR + 1.75%), 6.08%, 05/30/31		1,152	1,152,588
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 11/09/29		654	654,761

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
IT Services (continued)
Magenta Security Holdings LLC
2024 First Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 11.29%, 07/27/28	USD	202	$ 168,252
2024 Second Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.00%, % PIK), 11.54%, 07/27/28(i)		209	96,080
2024 Third Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 1.76%, 5.76% PIK), 11.54%, 07/27/28(g)(i)(j)		558	129,376
Mitchell International, Inc.
2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.58%, 06/17/31		1,190	1,188,103
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR + 5.25%), 9.58%, 06/17/32		191	187,132
Modena Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.78%, 07/01/31		287	276,041
Neon Maple U.S Debt Mergersub, Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 11/17/31		888	888,823
Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 10/26/30		476	477,854
Project Boost Purchaser LLC, 2025 Refinancing Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 07/16/31		860	861,270
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 07/31/31		2,079	2,086,069
Shift4 Payments LLC, 2025 Term Loan, 05/07/32(o)		399	402,116
X Corp., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.60%), 10.93%, 10/26/29		1,422	1,387,357
X.AI LLC, 1st Lien Term Loan , 06/28/30(o)		350	333,228
			18,025,580
Machinery — 2.7%
Aggreko Holdings, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 08/16/29		1,009	1,009,303
AI Aqua Merger Sub, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 07/31/28		1,253	1,250,765
Chart Industries, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 6.79%, 03/15/30		268	268,633
Columbus McKinnon Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.80%, 05/14/28(e)		121	120,693
Filtration Group Corp., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.33%, 10/21/28		1,566	1,571,537
Generac Power Systems, Inc., 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 07/03/31		154	153,773
Husky Injection Molding Systems Ltd., 2024 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.73%, 02/15/29		2,149	2,153,665
Indicor LLC, 2024 USD 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.05%, 11/22/29		415	413,582
Madison IAQ LLC
2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.56%, 05/06/32		848	849,789
Security		Par (000)	Value
Machinery (continued)
Madison IAQ LLC (continued)
Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.76%, 06/21/28	USD	1,789	$ 1,789,578
SPX Flow, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.33%, 04/05/29		1,002	1,004,600
TK Elevator U.S. Newco, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR + 3.00%), 7.24%, 04/30/30		1,367	1,369,527
Vertiv Group Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 03/02/27		1,359	1,360,236
Vortex Opco LLC, Second Out Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.36%), 8.66%, 12/17/28		442	191,957
WEC U.S. Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 01/27/31		907	906,460
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.11%), 6.44%, 10/04/28		389	391,198
			14,805,296
Media — 1.3%
Altice France SA, 2023 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.76%, 08/15/28		1,164	1,052,039
Charter Communications Operating LLC
2023 Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.30%, 12/07/30		636	635,461
2024 Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.55%, 12/15/31		485	485,169
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 8.44%, 08/23/28		347	343,811
CSC Holdings LLC
2019 Term Loan B5, (Prime + 1.50%), 9.00%, 04/15/27		1,256	1,222,561
2022 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.81%, 01/18/28		223	219,250
DirecTV Financing LLC, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.26%), 9.54%, 08/02/27		152	152,423
ECL Entertainment LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.83%, 09/03/30		377	376,481
Fleet U.S. Bidco, Inc., 2024 1st Lien Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.06%, 02/21/31(e)		201	201,729
Gray Television, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 9.57%, 06/04/29		172	172,098
Learfield Communications LLC, 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.83%, 06/30/28		358	359,742
Speedster Bidco GmbH, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 12/10/31		1,279	1,284,396
Ziggo Financing Partnership, USD Term Loan I, (1-mo. CME Term SOFR at 0.00% Floor + 2.61%), 6.93%, 04/30/28		510	497,831
			7,002,991
Oil, Gas & Consumable Fuels — 0.8%
Buckeye Partners LP, 2025 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 11/22/30		169	169,646
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Freeport LNG Investments LLLP, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.52%, 12/21/28	USD	1,134	$ 1,133,393
GIP Pilot Acquisition Partners LP, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.28%, 10/04/30		134	133,798
Hilcorp Energy I LP, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.31%, 02/11/30		442	441,892
M6 ETX Holdings II Midco LLC, 2025 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 04/01/32		328	329,171
Murphy USA, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.07%, 04/07/32		173	174,204
New Fortress Energy, Inc., 2025 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.81%, 10/30/28		149	80,057
NGL Energy Operating LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.08%, 02/03/31		138	136,829
Oryx Midstream Services Permian Basin LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.57%, 10/05/28		1,449	1,447,982
Whitewater Matterhorn Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 06/16/32		140	139,796
			4,186,768
Passenger Airlines — 0.8%
AAdvantage Loyalty IP Ltd., 2025 Term Loan B, 05/28/32(o)		363	364,997
Air Canada, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 03/21/31		827	826,585
American Airlines, Inc.
Series AA, 2017 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 1.85%), 5.98%, 01/29/27		414	409,870
2023 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.51%, 06/04/29		340	337,154
2024 1st Lien Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.50%, 02/15/28		650	643,069
2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.52%, 04/20/28		488	484,392
JetBlue Airways Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.07%, 08/27/29		458	427,889
United Airlines, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.28%, 02/22/31		612	611,842
			4,105,798
Pharmaceuticals — 0.7%
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.83%, 05/04/28		644	653,967
Elanco Animal Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.85%), 6.17%, 08/01/27		645	644,358
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.58%, 05/05/28		1,087	1,090,898
Opal U.S. LLC, USD Term Loan B, 04/28/32(o)		980	983,371
Security		Par (000)	Value
Pharmaceuticals (continued)
Organon & Co., 2024 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.57%, 05/19/31	USD	288	$ 282,139
Perrigo Investments LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 04/20/29		330	330,385
			3,985,118
Professional Services — 2.4%
AlixPartners LLP, 2021 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.61%), 6.94%, 02/04/28		1,044	1,047,206
Amentum Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 09/29/31		827	825,022
CoreLogic, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 06/02/28		1,056	1,043,980
Corpay Technologies Operating Co. LLC, Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 04/28/28		1,635	1,634,668
Dayforce, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.28%, 03/01/31(e)		1,319	1,318,713
Dun & Bradstreet Corp., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 01/18/29		2,560	2,557,599
Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 07/06/29		336	336,322
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.00%), 10.03%, 07/31/30		330	306,090
Skopima Consilio Parent LLC, 2024 Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.08%, 05/12/28		486	478,978
Trans Union LLC
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 06/24/31		1,014	1,015,344
2024 Term Loan B9, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 06/24/31		1,052	1,052,296
Zelis Payments Buyer, Inc., 5th Amendment Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 11/26/31		1,188	1,180,438
			12,796,656
Real Estate Management & Development — 0.1%
Cushman & Wakefield U.S. Borrower LLC, 2024 Tranche 2 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.58%, 01/31/30		284	285,316
Semiconductors & Semiconductor Equipment — 0.3%
Entegris, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.06%, 07/06/29		367	368,222
MKS Instruments, Inc., 2025 USD Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.32%, 08/17/29		1,307	1,308,657
			1,676,879
Software — 6.4%
Applied Systems, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.80%, 02/24/31		1,922	1,928,796
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.78%, 08/15/29		655	541,682

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
Boxer Parent Co., Inc., 2025 USD 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 07/30/31	USD	1,795	$ 1,782,247
Capstone Borrower, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 06/17/30		724	723,209
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.33%, 01/23/32		1,493	1,493,204
Cloud Software Group, Inc.
2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.80%, 03/29/29		2,576	2,577,866
2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 03/21/31		1,479	1,481,651
Cloudera, Inc.
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.43%, 10/08/29		347	313,386
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.18%, 10/08/28		872	835,736
Clover Holdings 2 LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.31%, 12/09/31		2,345	2,345,727
DS Admiral Bidco LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 8.55%, 06/26/31(e)		418	415,738
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.33%, 10/09/29		1,533	1,536,030
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.08%, 11/22/32(e)		284	289,680
Gen Digital, Inc.
2024 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.08%, 09/12/29		1,755	1,752,158
2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.08%, 04/16/32		273	272,386
Genesys Cloud Services, Inc., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 01/30/32		2,393	2,391,127
Informatica LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 10/27/28		681	682,913
Kaseya, Inc., 2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 03/20/32		1,597	1,602,491
McAfee Corp., 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 03/01/29		1,380	1,338,244
MH Sub I LLC
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.58%, 05/03/28		357	334,218
2024 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.58%, 12/31/31		322	278,851
Planview Parent, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.80%, 12/17/27		179	174,294
Proofpoint, Inc.
2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.33%, 08/31/28		1,700	1,699,666
2025 Fungible Term Loan, 08/31/28(o)		187	187,021
QXO, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 04/30/32		245	246,259
RealPage, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR + 3.26%), 7.56%, 04/24/28		1,022	1,014,152
Security		Par (000)	Value
Software (continued)
Sabre GLBL, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 12/17/27	USD	114	$ 112,018
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 12/17/27		65	64,112
2022 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.43%, 06/30/28		28	27,693
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.43%, 11/15/29		521	519,037
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.43%, 11/15/29		159	150,092
SS&C Technologies, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 05/09/31		1,868	1,876,259
UKG, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.31%, 02/10/31		1,846	1,852,001
Voyage Australia Pty. Ltd., USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.76%), 8.03%, 07/20/28		131	131,430
VS Buyer LLC, 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.02%, 04/12/31		1,534	1,539,355
			34,510,729
Specialty Retail — 0.6%
Fender Musical Instruments Corp., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.10%), 8.43%, 12/01/28		68	61,236
LS Group OpCo Acquistion LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 04/23/31		513	512,414
Mavis Tire Express Services Topco Corp., 2025 Repriced Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.33%, 05/04/28		1,735	1,732,649
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.18%, 02/11/28		459	453,662
Restoration Hardware, Inc.
2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.68%, 10/20/28		141	136,957
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.61%), 6.94%, 10/20/28		307	297,450
			3,194,368
Trading Companies & Distributors — 0.9%
Core & Main LP
2024 Term Loan D, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.27%, 07/27/28		1,520	1,519,110
2024 Term Loan E, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.27%, 02/09/31		375	375,422
Foundation Building Materials, Inc., 2024 Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.28%, 01/29/31		1,254	1,225,529
Gulfside Supply, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 06/17/31		269	268,709
GYP Holdings III Corp., 2024 Term Loan, (1-mo. CME Term SOFR + 2.25%), 6.58%, 05/12/30		339	338,744
Herc Holdings, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 06/02/32		156	156,456
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Trading Companies & Distributors (continued)
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 8.29%, 10/28/27	USD	430	$ 328,917
TMK Hawk Parent Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 2.00%, 3.25% PIK), 9.58%, 06/30/29(e)(i)		778	467,022
			4,679,909
Transportation Infrastructure — 0.8%
Apple Bidco LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 09/23/31		1,733	1,728,686
Brown Group Holding LLC
2022 Incremental Term Loan B2, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.81%, 07/01/31		742	742,466
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.83%, 07/01/31		1,045	1,045,496
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.35%), 10.68%, 12/15/26		614	609,630
Rand Parent LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 03/18/30		157	156,123
			4,282,401
Wireless Telecommunication Services — 0.3%
GOGO Intermediate Holdings LLC, Term Loan B, (1-mo. CME Term SOFR + 3.86%), 8.19%, 04/30/28		363	355,270
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 01/25/31		1,022	1,023,155
			1,378,425
Total Floating Rate Loan Interests — 58.6% (Cost: $318,938,292)			316,199,470
Foreign Agency Obligations
Bahrain — 0.1%
Bahrain Government International Bonds, 6.75%, 09/20/29(f)		200	203,376
Bulgaria — 0.0%
Bulgaria Government International Bonds, 5.00%, 03/05/37(f)		24	23,460
Chile — 0.0%
Chile Government International Bonds, 4.34%, 03/07/42(c)		200	173,100
Colombia — 0.1%
Colombia Government International Bonds, 8.00%, 04/20/33(c)		200	206,900
Dominican Republic — 0.1%
Dominican Republic International Bonds(b)
4.50%, 01/30/30		200	190,000
7.05%, 02/03/31		150	157,230
4.88%, 09/23/32		150	138,375
			485,605
Egypt — 0.0%
Egypt Government International Bonds, 7.50%, 02/16/61(b)		200	145,350
Hungary — 0.0%
Hungary Government International Bonds, Series 10Y, 5.38%, 09/12/33(f)	EUR	39	49,486
Security		Par (000)	Value
Morocco — 0.0%
Morocco Government International Bonds, 2.38%, 12/15/27(b)	USD	200	$ 188,250
Nigeria — 0.0%
Nigeria Government International Bonds, 8.38%, 03/24/29(b)		200	201,250
Romania — 0.1%
Romanian Government International Bonds
5.25%, 11/25/27(b)		62	61,923
2.12%, 07/16/31(f)	EUR	156	152,867
5.88%, 07/11/32(b)		37	43,922
6.25%, 09/10/34(b)		33	39,142
			297,854
South Africa — 0.0%
Republic of South Africa Government International Bonds, 5.00%, 10/12/46	USD	230	160,712
Total Foreign Agency Obligations — 0.4% (Cost: $2,101,767)			2,135,343

	Shares
Investment Companies
Equity Funds — 0.0%
Hearthside Equity	4,335	82,798
Fixed Income Funds — 0.3%
Invesco Senior Loan ETF	80,000	1,673,600
Total Investment Companies — 0.3% (Cost: $1,734,389)		1,756,398

		Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.9%
Alternative Loan Trust
Series 2005-54CB, Class 3A4, 5.50%, 11/25/35	USD	945	508,378
Series 2006-J8, Class A5, 6.00%, 02/25/37		1,758	685,597
Series 2007-19, Class 1A1, 6.00%, 08/25/37		530	245,256
CHL Mortgage Pass-Through Trust
Series 2005-17, Class 1A6, 5.50%, 09/25/35		68	67,517
Series 2006-17, Class A2, 6.00%, 12/25/36		611	269,806
Series 2007-HY5, Class 3A1, 5.57%, 09/25/37(a)		166	154,540
COLT Mortgage Loan Trust(b)(d)
Series 2022-7, Class A1, 5.16%, 04/25/67		1,631	1,623,380
Series 2022-9, Class A1, 6.79%, 12/25/67		196	196,578
Series 2024-7, Class A1, 5.54%, 12/26/69		1,397	1,401,075
Series 2024-INV4, Class A1, 5.61%, 05/25/69(c)		1,172	1,176,266
Ellington Financial Mortgage Trust, Series 2021-2, Class A1, 0.93%, 06/25/66(a)(b)		174	145,093
GCAT Trust(a)(b)
Series 2022-NQM3, Class A1, 4.35%, 04/25/67(c)		1,260	1,255,488
Series 2024-INV4, Class A2, 5.50%, 12/25/54		921	915,538
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 5.08%, 10/25/35(a)		291	148,003
Homes Trust, Series 2024-NQM2, Class A1, 5.72%, 10/25/69(b)(d)		548	550,830

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
JP Morgan Mortgage Trust, Series 2022-DSC1, Class A1, 4.75%, 01/25/63(a)(b)	USD	311	$ 303,237
OBX Trust(b)
Series 2022-NQM9, Class A1A, 6.45%, 09/25/62(d)		71	70,544
Series 2023-NQM6, Class A1, 6.52%, 07/25/63(d)		762	767,667
Series 2024-NQM17, Class A1, 5.61%, 11/25/64(a)		1,148	1,151,375
Sequoia Mortgage Trust, Series 2024-INV1, Class A3, 5.50%, 10/25/54(a)(b)		932	927,220
Spruce Hill Mortgage Loan Trust, Series 2022-SH1, Class A1A, 4.10%, 07/25/57(b)(d)		503	494,456
Verus Securitization Trust(b)(d)
Series 2022-3, Class A1, 4.13%, 02/25/67(c)		1,147	1,096,309
Series 2022-7, Class A1, 5.15%, 07/25/67(c)		1,333	1,342,065
Series 2022-INV2, Class A1, 6.79%, 10/25/67		318	317,429
			15,813,647
Commercial Mortgage-Backed Securities(b) — 1.9%
BFLD Commercial Mortgage Trust, Series 2024-UNIV, Class D, (1 mo. Term SOFR + 2.69%), 7.00%, 11/15/41(a)		630	630,787
BLP Commercial Mortgage Trust, Series 2024-INDS, Class D, (1 mo. Term SOFR + 2.59%), 6.90%, 03/15/41(a)		379	379,057
BPR Commercial Mortgage Trust, Series 2024-PARK, Class D, 7.23%, 11/05/39(a)		200	203,945
BX Commercial Mortgage Trust(a)
Series 2021-CIP, Class A, (1 mo. Term SOFR + 1.04%), 5.35%, 12/15/38		880	879,095
Series 2021-XL2, Class A, (1 mo. Term SOFR + 0.80%), 5.12%, 10/15/38		146	145,724
Series 2024-MF, Class C, (1 mo. Term SOFR + 1.94%), 6.25%, 02/15/39		452	452,570
Series 2024-XL4, Class C, (1 mo. Term SOFR + 2.19%), 6.50%, 02/15/39		95	94,934
BX Trust(a)
Series 2022 VAMF, Class A, (1 mo. Term SOFR + 0.85%), 5.16%, 01/15/39		1,200	1,199,250
Series 2024-BIO, Class C, (1 mo. Term SOFR + 2.64%), 6.95%, 02/15/41		240	239,100
Series 2024-CNYN, Class C, (1 mo. Term SOFR + 1.94%), 6.25%, 04/15/41		671	672,444
Series 2024-PAT, Class B, (1 mo. Term SOFR + 3.04%), 7.35%, 03/15/41		170	170,000
Century Plaza Towers, Series 2019-CPT, Class C, 3.10%, 11/13/39(a)		250	218,513
CONE Trust, Series 2024-DFW1, Class D, (1 mo. Term SOFR + 3.04%), 7.35%, 08/15/41(a)		660	658,287
DC Trust, Series 2024-HLTN, Class C, 7.29%, 04/13/40(a)		220	219,833
GS Mortgage Securities Trust(a)
(1 mo. Term SOFR + 3.45%), 7.76%, 11/25/41		900	900,168
Series 2025-800D, Class A, (1 mo. Term SOFR + 2.65%), 6.96%, 11/25/41		195	195,348
JW Commercial Mortgage Trust, Series 2024-MRCO, Class C, (1 mo. Term SOFR + 2.39%), 6.70%, 06/15/39(a)		800	798,004
MCR Mortgage Trust, Series 2024-TWA, Class E, 8.73%, 06/12/39		790	798,960
MIC Trust, Series 2023-MIC, Class B, 9.86%, 12/05/38(a)		234	255,251
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
SELF Commercial Mortgage Trust, Series 2024-STRG, Class D, (1 mo. Term SOFR + 2.94%), 7.25%, 11/15/34(a)	USD	270	$ 272,094
VEGAS, Series 2024-GCS, Class D, 6.42%, 07/10/36(a)		650	613,585
Wells Fargo Commercial Mortgage Trust, Series 2024- BPRC, Class D, 7.08%, 07/15/43		250	250,917
			10,247,866
Total Non-Agency Mortgage-Backed Securities — 4.8% (Cost: $26,964,083)			26,061,513

		Benefical Interest (000)
Other Interests
Capital Markets — 0.0%
Millennium Lender Claim Trust(e)(p)	USD	918	—
Industrial Conglomerates — 0.0%
Millennium Corp.(e)(p)		861	—
Total Other Interests — 0.0% (Cost: $ — )			—

		Par (000)
Preferred Securities
Capital Trusts — 6.9%(a)
Banks(k) — 0.6%
ING Groep NV, 3.88%(c)	USD	1,750	1,625,887
Krung Thai Bank PCL/Cayman Islands, 4.40%(f)		202	198,869
Nordea Bank Abp, 3.75%(b)(c)		560	502,919
PNC Financial Services Group, Inc., Series W, 6.25%(c)		789	811,271
Rizal Commercial Banking Corp., 6.50%(f)		200	199,500
			3,338,446
Electric Utilities(c) — 1.1%
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/79		3,750	3,735,643
PG&E Corp., 7.38%, 03/15/55		2,078	1,967,908
			5,703,551
Financial Services(c) — 4.4%
Bank of America Corp., 6.63%(k)		4,260	4,411,882
Barclays PLC(k)
4.38%		2,455	2,285,212
8.00%		2,200	2,307,639
9.63%		805	894,120
JPMorgan Chase & Co.
Series II, 7.04%(k)		4,000	4,020,400
Series U, 5.48%, 01/15/87		325	297,337
Lloyds Banking Group PLC(k)
6.75%		450	452,386
7.50%		1,250	1,253,356
NatWest Group PLC(k)
6.00%		1,185	1,183,053
8.13%		735	792,811
UBS Group AG(b)(k)
Series NC10, 9.25%		4,640	5,365,747
Series NC5, 9.25%		460	502,078
			23,766,021
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Independent Power and Renewable Electricity Producers(b)(k) — 0.1%
NRG Energy, Inc., 10.25%(c)	USD	475	$ 527,455
Vistra Corp., 7.00%		209	211,515
			738,970
Pharmaceuticals(c) — 0.6%
CVS Health Corp.
6.75%, 12/10/54		635	636,383
7.00%, 03/10/55		2,605	2,686,824
			3,323,207
Utilities — 0.1%
Electricite de France SA, 3.00%(f)(k)	EUR	200	230,923
			37,101,118

	Shares
Preferred Stocks — 0.3%
Capital Markets — 0.3%
Morgan Stanley, Series F, 6.88%(a)(k)	55,000	1,382,150
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc., 07/21/30(g)	107	18,660
IT Services(e)(g) — 0.0%
Veritas Kapital Assurance PLC
Series G	2,283	51,368
Series G-1	1,576	35,460
		86,828
Wireless Telecommunication Services — 0.0%
CF-B L2 (D) LLC, (Acquired 06/04/25, Cost: $1,853)(g)(h)	1,852	—
		1,487,638
Total Preferred Securities — 7.2% (Cost: $38,408,897)		38,588,756

		Par (000)
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 3.8%
Freddie Mac Mortgage-Backed Securities, 4.00%, 05/01/39(c)	USD	791	779,017
Uniform Mortgage-Backed Securities
3.50%, 09/01/42 - 10/01/42(c)		8,349	7,841,139
4.50%, 06/01/44(c)		1,516	1,501,199
5.00%, 11/01/44 - 07/15/54(c)(q)		5,303	5,276,739
6.00%, 07/15/54(q)		5,300	5,385,451
			20,783,545
Total U.S. Government Sponsored Agency Securities — 3.8% (Cost: $20,494,329)			20,783,545

Security	Shares	Value
Warrants
Financial Services — 0.0%
Service King (Carnelian Point), (Exercisable 01/14/23, 1 Share for 1 Warrant, Expires 06/30/27, Strike Price USD 10.00)(g)	1,315	$ —
Total Warrants — 0.0% (Cost: $ — )		—
Total Long-Term Investments — 157.1% (Cost: $845,914,226)		847,651,104
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.20%(r)(s)	1,310,068	1,310,068

		Par (000)
U.S. Treasury Obligations — 5.3%
U.S. Treasury Notes, 4.88%, 05/31/26(c)	USD	28,500	28,703,731
Total Short-Term Securities — 5.6% (Cost: $29,841,278)			30,013,799
Total Investments — 162.7% (Cost: $875,755,504)			877,664,903
Liabilities in Excess of Other Assets — (62.7)%			(338,299,537)
Net Assets — 100.0%			$ 539,365,366

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Non-income producing security.
(h)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $400,240, representing 0.1% of its net assets as of period end, and an original cost of $318,339.

(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Perpetual security with no stated maturity date.
(l)	Convertible security.
(m)	Zero-coupon bond.
(n)	When-issued security.
(o)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(q)	Represents or includes a TBA transaction.
(r)	Affiliate of the Fund.
(s)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Limited Duration Income Trust (BLW)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 346,004	$ 964,064 (a)	$ —	$ —	$ —	$ 1,310,068	1,310,068	$ 71,699	$ —

(a)	Represents net amount purchased (sold).
Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
TD Securities (USA) LLC	4.65%(b)	06/11/24	Open	$ 297,660	$ 315,001	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	4.59 (b)	12/06/24	Open	162,975	167,474	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	4.50 (b)	12/09/24	Open	662,500	680,185	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	4.52 (b)	12/09/24	Open	178,500	183,285	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	4.52 (b)	12/09/24	Open	342,656	351,842	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	4.57 (b)	12/09/24	Open	327,438	336,308	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	4.59 (b)	12/09/24	Open	322,000	330,760	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	4.55 (b)	12/17/24	Open	424,436	435,434	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	4.59 (b)	12/17/24	Open	243,815	250,186	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	4.61 (b)	12/17/24	Open	623,290	639,644	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.45 (b)	02/11/25	Open	1,255,196	1,276,918	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.50 (b)	02/25/25	Open	29,070,000	29,514,383	U.S. Treasury Obligations	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	476,875	484,369	Corporate Bonds	Open/Demand
Barclays Bank PLC	4.49 (b)	04/03/25	Open	892,500	902,407	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.32 (b)	04/15/25	Open	81,180	81,930	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.35 (b)	04/15/25	Open	1,108,664	1,118,979	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.35 (b)	04/15/25	Open	196,182	198,008	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	4.40 (b)	04/15/25	Open	1,311,120	1,323,459	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.42 (b)	04/15/25	Open	196,639	198,498	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.42 (b)	04/15/25	Open	116,621	117,724	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.43 (b)	04/15/25	Open	214,137	216,166	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.43 (b)	04/15/25	Open	342,623	345,870	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.45 (b)	04/15/25	Open	335,625	338,820	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.47 (b)	04/15/25	Open	362,719	366,187	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.47 (b)	04/15/25	Open	124,950	126,145	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.47 (b)	04/15/25	Open	333,988	337,181	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.47 (b)	04/15/25	Open	103,190	104,177	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	04/15/25	Open	735,080	742,124	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	04/15/25	Open	1,293,897	1,306,296	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	04/15/25	Open	119,321	120,465	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	04/15/25	Open	245,823	248,178	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	04/15/25	Open	123,739	124,924	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	04/15/25	Open	246,380	248,741	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	04/15/25	Open	92,040	92,922	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	04/15/25	Open	275,730	278,372	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	04/15/25	Open	348,233	351,569	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	04/15/25	Open	350,903	354,265	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	04/15/25	Open	373,469	377,048	Corporate Bonds	Open/Demand
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Nomura Securities International, Inc.	4.48%(b)	04/15/25	Open	$ 89,511	$ 90,369	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	04/15/25	Open	259,721	262,210	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.50 (b)	04/15/25	Open	671,544	678,007	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.50 (b)	04/15/25	Open	154,363	155,849	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	4.57 (b)	04/15/25	Open	188,100	189,939	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.57 (b)	04/15/25	Open	1,369,830	1,383,220	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.62 (b)	04/15/25	Open	102,265	103,276	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	04/15/25	Open	667,946	674,590	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	04/15/25	Open	382,222	386,024	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	04/15/25	Open	121,943	123,110	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	04/15/25	Open	845,372	853,780	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	04/15/25	Open	290,343	293,230	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	04/15/25	Open	446,296	450,735	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	04/15/25	Open	208,164	210,234	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	04/15/25	Open	110,410	111,508	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	04/15/25	Open	185,598	187,293	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	04/15/25	Open	723,475	730,671	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	04/15/25	Open	361,475	365,070	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	04/15/25	Open	729,220	736,473	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	04/15/25	Open	483,502	488,311	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	04/15/25	Open	570,490	576,164	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	04/15/25	Open	256,680	259,137	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	04/15/25	Open	342,615	346,023	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	04/15/25	Open	310,800	313,891	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	04/15/25	Open	310,609	313,698	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	04/15/25	Open	724,368	731,572	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	04/15/25	Open	285,103	287,939	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	04/15/25	Open	3,510,000	3,544,910	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	04/15/25	Open	743,531	750,926	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	04/15/25	Open	836,875	845,198	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.67 (b)	04/15/25	Open	721,094	728,297	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.67 (b)	04/15/25	Open	1,715,537	1,732,673	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.67 (b)	04/15/25	Open	510,157	515,253	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.67 (b)	04/15/25	Open	1,557,088	1,572,641	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.67 (b)	04/15/25	Open	96,338	97,300	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.67 (b)	04/15/25	Open	261,120	263,728	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.67 (b)	04/15/25	Open	912,770	921,887	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.67 (b)	04/15/25	Open	185,573	187,426	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.67 (b)	04/15/25	Open	212,095	214,214	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	04/16/25	Open	164,233	165,845	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	4.61 (b)	04/29/25	Open	2,578,511	2,599,313	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	04/30/25	Open	37,365	39,229	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.42 (b)	05/01/25	Open	361,800	364,510	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	194,784	196,169	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	707,812	712,844	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	177,138	178,397	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	05/05/25	Open	432,750	435,833	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	05/05/25	Open	1,170,000	1,178,336	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	05/05/25	Open	968,750	975,652	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.51 (b)	05/05/25	Open	263,200	265,079	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.51 (b)	05/05/25	Open	312,375	314,606	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.55 (b)	05/05/25	Open	462,799	466,133	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.55 (b)	05/05/25	Open	297,413	299,555	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.55 (b)	05/05/25	Open	255,791	257,634	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.55 (b)	05/05/25	Open	357,148	359,720	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.55 (b)	05/05/25	Open	386,155	388,937	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.60 (b)	05/05/25	Open	397,750	400,647	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.60 (b)	05/05/25	Open	921,007	927,715	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.60 (b)	05/05/25	Open	825,550	831,563	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.60 (b)	05/05/25	Open	427,840	430,956	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.63 (b)	05/05/25	Open	392,062	394,937	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.64 (b)	05/05/25	Open	724,274	729,595	Corporate Bonds	Open/Demand

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
TD Securities (USA) LLC	4.64%(b)	05/05/25	Open	$ 1,112,137	$ 1,120,308	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	660,711	665,575	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	607,057	611,527	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	107,690	108,483	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	334,688	337,152	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	177,188	178,493	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	490,620	494,232	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	632,205	636,860	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	782,000	787,757	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	144,180	145,242	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	1,125,329	1,133,614	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	355,355	357,971	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	1,398,654	1,408,951	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	196,323	197,768	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	680,344	685,353	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	187,518	188,898	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	4,242,804	4,274,041	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	2,523,594	2,542,174	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	545,851	549,870	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	372,287	375,028	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	622,840	627,426	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	457,656	461,026	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	249,178	251,012	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	206,570	208,091	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	1,343,110	1,352,998	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	289,273	291,402	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	1,840,942	1,854,496	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	122,610	123,513	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	379,102	381,894	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	472,140	475,616	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	302,306	304,532	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	422,154	425,262	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	914,145	920,876	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	216,173	217,764	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	270,925	272,920	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	357,170	359,800	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	630,080	634,719	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	946,286	953,253	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	316,831	319,163	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	375,996	378,765	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	563,445	567,593	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	518,579	522,397	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	1,239,700	1,248,827	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	718,242	723,530	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	538,407	542,372	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	449,940	453,253	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	1,488,655	1,499,615	Capital Trusts	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	2,119,425	2,135,029	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	836,527	842,686	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	545,236	549,250	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	480,510	484,048	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	139,283	140,308	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	253,046	254,909	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	189,738	191,134	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	303,562	305,797	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	703,950	709,133	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	1,140,142	1,148,537	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	361,430	364,091	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	229,164	230,851	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	873,240	879,669	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	297,883	300,076	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	281,520	283,593	Corporate Bonds	Open/Demand
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
TD Securities (USA) LLC	4.65%(b)	05/05/25	Open	$ 365,445	$ 368,135	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	391,317	394,199	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	684,792	689,834	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	686,171	691,223	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	05/05/25	Open	521,220	525,066	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	05/05/25	Open	365,660	368,358	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	05/05/25	Open	317,715	320,059	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	05/05/25	Open	546,244	550,274	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	05/05/25	Open	215,680	217,271	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	05/05/25	Open	189,140	190,536	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	05/05/25	Open	318,325	320,674	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	05/05/25	Open	267,651	269,626	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	05/05/25	Open	164,630	165,845	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	05/05/25	Open	220,263	221,888	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	05/05/25	Open	370,077	372,808	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	05/05/25	Open	327,951	330,371	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	05/05/25	Open	257,029	258,925	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	05/05/25	Open	230,005	231,702	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	05/05/25	Open	466,939	470,384	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	05/05/25	Open	278,258	280,311	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	05/05/25	Open	103,935	104,702	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	05/05/25	Open	267,398	269,370	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	05/05/25	Open	356,125	358,753	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	05/05/25	Open	326,825	329,236	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	05/05/25	Open	645,150	649,910	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	05/05/25	Open	3,220,665	3,244,428	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	05/05/25	Open	198,478	199,942	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	05/05/25	Open	152,540	153,666	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	05/05/25	Open	388,039	390,902	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	05/05/25	Open	247,363	249,188	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	05/05/25	Open	193,761	195,191	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	05/05/25	Open	144,158	145,221	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	05/05/25	Open	375,352	378,121	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	05/05/25	Open	107,393	108,185	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	05/05/25	Open	263,250	265,192	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	05/05/25	Open	321,379	323,750	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.68 (b)	05/05/25	Open	514,642	518,456	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/06/25	Open	285,658	287,724	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/06/25	Open	471,681	475,093	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	4.61 (b)	05/06/25	Open	427,500	430,566	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	4.61 (b)	05/06/25	Open	394,312	397,140	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	4.61 (b)	05/06/25	Open	419,240	422,246	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	05/07/25	Open	188,542	189,881	Corporate Bonds	Open/Demand
BNP Paribas SA	4.35 (b)	05/12/25	Open	1,410,300	1,418,821	Corporate Bonds	Open/Demand
BNP Paribas SA	4.40 (b)	05/12/25	Open	614,126	617,879	Corporate Bonds	Open/Demand
BNP Paribas SA	4.40 (b)	05/12/25	Open	971,250	977,185	Corporate Bonds	Open/Demand
BNP Paribas SA	4.40 (b)	05/12/25	Open	245,140	246,638	Corporate Bonds	Open/Demand
BNP Paribas SA	4.44 (b)	05/12/25	Open	2,002,039	2,014,385	Corporate Bonds	Open/Demand
BNP Paribas SA	4.44 (b)	05/12/25	Open	3,745,000	3,768,094	Capital Trusts	Open/Demand
BNP Paribas SA	4.45 (b)	05/12/25	Open	451,510	454,301	Corporate Bonds	Open/Demand
BNP Paribas SA	4.45 (b)	05/12/25	Open	511,594	514,756	Corporate Bonds	Open/Demand
BNP Paribas SA	4.46 (b)	05/12/25	Open	299,704	301,560	Corporate Bonds	Open/Demand
BNP Paribas SA	4.46 (b)	05/12/25	Open	228,470	229,885	Corporate Bonds	Open/Demand
BNP Paribas SA	4.47 (b)	05/12/25	Open	628,712	632,616	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	05/12/25	Open	98,088	98,699	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	05/12/25	Open	119,600	120,346	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	05/12/25	Open	455,625	458,466	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	05/12/25	Open	117,634	118,367	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	05/12/25	Open	1,071,011	1,077,690	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	05/12/25	Open	1,027,640	1,034,048	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	05/12/25	Open	687,856	692,146	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	05/12/25	Open	638,951	642,936	Corporate Bonds	Open/Demand

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BNP Paribas SA	4.49%(b)	05/12/25	Open	$ 232,785	$ 234,237	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	05/12/25	Open	3,225,000	3,245,111	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	05/12/25	Open	147,400	148,319	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	05/12/25	Open	290,296	292,107	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	05/12/25	Open	876,874	882,342	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	05/12/25	Open	761,000	765,746	Corporate Bonds	Open/Demand
BNP Paribas SA	4.50 (b)	05/12/25	Open	782,825	787,718	Corporate Bonds	Open/Demand
BNP Paribas SA	4.50 (b)	05/12/25	Open	1,272,375	1,280,327	Corporate Bonds	Open/Demand
BNP Paribas SA	4.50 (b)	05/12/25	Open	419,100	421,719	Corporate Bonds	Open/Demand
BNP Paribas SA	4.53 (b)	05/12/25	Open	469,375	472,328	Capital Trusts	Open/Demand
BNP Paribas SA	4.54 (b)	05/12/25	Open	165,250	166,292	Corporate Bonds	Open/Demand
BNP Paribas SA	4.56 (b)	05/12/25	Open	491,606	494,720	Corporate Bonds	Open/Demand
BNP Paribas SA	4.57 (b)	05/12/25	Open	3,988,425	4,013,740	Capital Trusts	Open/Demand
BNP Paribas SA	4.60 (b)	05/12/25	Open	340,316	342,490	Corporate Bonds	Open/Demand
BNP Paribas SA	4.60 (b)	05/12/25	Open	190,689	191,907	Corporate Bonds	Open/Demand
BNP Paribas SA	4.62 (b)	05/12/25	Open	1,860,320	1,872,257	Capital Trusts	Open/Demand
BNP Paribas SA	4.63 (b)	05/12/25	Open	1,661,407	1,672,091	Corporate Bonds	Open/Demand
BNP Paribas SA	4.63 (b)	05/12/25	Open	1,377,394	1,386,251	Corporate Bonds	Open/Demand
BNP Paribas SA	4.64 (b)	05/12/25	Open	212,321	213,690	Corporate Bonds	Open/Demand
BNP Paribas SA	4.64 (b)	05/12/25	Open	284,309	286,141	Corporate Bonds	Open/Demand
BNP Paribas SA	4.65 (b)	05/12/25	Open	657,869	662,118	Capital Trusts	Open/Demand
BNP Paribas SA	4.65 (b)	05/12/25	Open	94,075	94,683	Corporate Bonds	Open/Demand
BNP Paribas SA	4.65 (b)	05/12/25	Open	2,387,437	2,402,856	Corporate Bonds	Open/Demand
BNP Paribas SA	4.65 (b)	05/12/25	Open	778,556	783,584	Capital Trusts	Open/Demand
BNP Paribas SA	4.65 (b)	05/12/25	Open	1,585,140	1,595,377	Capital Trusts	Open/Demand
BNP Paribas SA	4.65 (b)	05/12/25	Open	167,750	168,833	Corporate Bonds	Open/Demand
BNP Paribas SA	4.65 (b)	05/12/25	Open	249,238	250,847	Corporate Bonds	Open/Demand
BNP Paribas SA	4.65 (b)	05/12/25	Open	220,838	222,264	Corporate Bonds	Open/Demand
BNP Paribas SA	4.65 (b)	05/12/25	Open	157,579	158,596	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	05/12/25	Open	143,750	144,644	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	4.61 (b)	05/13/25	Open	716,943	721,442	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	4.61 (b)	05/14/25	Open	1,087,512	1,094,197	Corporate Bonds	Open/Demand
BNP Paribas SA	4.54 (b)	05/15/25	Open	164,350	165,324	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	05/15/25	Open	1,666,744	1,676,862	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/15/25	Open	894,632	900,064	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	05/16/25	Open	470,940	473,642	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.00 (b)	05/16/25	Open	1,286,152	1,292,726	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	05/16/25	Open	844,875	849,733	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	05/16/25	Open	282,125	283,747	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	05/16/25	Open	2,554,500	2,569,188	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	05/16/25	Open	2,531,750	2,546,308	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	05/16/25	Open	412,162	414,532	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	05/16/25	Open	104,543	105,144	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.53 (b)	05/16/25	Open	221,781	223,065	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.53 (b)	05/16/25	Open	615,875	619,440	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.53 (b)	05/16/25	Open	311,625	313,429	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.53 (b)	05/16/25	Open	355,313	357,369	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.53 (b)	05/16/25	Open	228,000	229,320	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.63 (b)	05/16/25	Open	332,450	334,417	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65 (b)	05/16/25	Open	676,103	680,120	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65 (b)	05/16/25	Open	731,269	735,614	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65 (b)	05/16/25	Open	390,930	393,253	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65 (b)	05/16/25	Open	394,546	396,891	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65 (b)	05/16/25	Open	85,115	85,621	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65 (b)	05/16/25	Open	207,188	208,419	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65 (b)	05/16/25	Open	405,625	408,035	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65 (b)	05/16/25	Open	140,642	141,477	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65 (b)	05/16/25	Open	339,500	341,517	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65 (b)	05/16/25	Open	203,351	204,560	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65 (b)	05/16/25	Open	384,130	386,412	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65 (b)	05/16/25	Open	250,733	252,222	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65 (b)	05/16/25	Open	163,068	164,037	Corporate Bonds	Open/Demand
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
RBC Capital Markets, LLC	4.65%(b)	05/16/25	Open	$ 124,185	$ 124,923	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.35 (b)	05/19/25	Open	544,708	547,539	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.35 (b)	05/19/25	Open	418,200	420,373	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.45 (b)	05/19/25	Open	317,903	319,592	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.45 (b)	05/19/25	Open	223,215	224,401	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	05/19/25	Open	354,469	356,395	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	05/19/25	Open	290,030	291,606	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	05/19/25	Open	685,882	689,610	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	05/19/25	Open	413,182	415,428	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	05/19/25	Open	211,331	212,480	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	05/19/25	Open	198,300	199,378	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	05/19/25	Open	333,856	335,671	Capital Trusts	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	05/19/25	Open	659,912	663,499	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.60 (b)	05/19/25	Open	178,200	179,179	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/19/25	Open	1,337,130	1,344,557	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	05/21/25	Open	469,260	471,660	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.49 (b)	05/22/25	Open	450,600	452,848	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	05/23/25	Open	359,159	360,910	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	05/28/25	Open	309,324	310,639	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	05/29/25	Open	180,958	181,731	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	05/30/25	Open	1,995,637	2,003,886	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65 (b)	05/30/25	Open	100,485	100,900	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/30/25	Open	44,144	44,326	Corporate Bonds	Open/Demand
BofA Securities, Inc.	4.82	06/03/25	07/10/25	2,714,719	2,724,533	Asset-Backed Securities	Up to 30 Days
BofA Securities, Inc.	4.82	06/03/25	07/10/25	912,348	915,646	Asset-Backed Securities	Up to 30 Days
RBC Capital Markets, LLC	4.50 (b)	06/03/25	Open	283,969	284,963	Capital Trusts	Open/Demand
U.S. Bancorp Investments, Inc.	4.61 (b)	06/03/25	Open	1,568,659	1,574,283	Corporate Bonds	Open/Demand
BofA Securities, Inc.	4.86	06/04/25	07/10/25	1,060,137	1,063,858	Non-Agency Mortgage-Backed Securities	Up to 30 Days
BofA Securities, Inc.	4.86	06/04/25	07/10/25	1,126,517	1,130,471	Non-Agency Mortgage-Backed Securities	Up to 30 Days
BofA Securities, Inc.	4.86	06/04/25	07/10/25	993,547	997,035	Non-Agency Mortgage-Backed Securities	Up to 30 Days
BofA Securities, Inc.	4.86	06/04/25	07/10/25	1,200,078	1,204,290	Non-Agency Mortgage-Backed Securities	Up to 30 Days
Nomura Securities International, Inc.	4.48 (b)	06/04/25	Open	92,243	92,552	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	06/04/25	Open	102,850	103,196	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.67 (b)	06/04/25	Open	307,510	308,587	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	06/05/25	Open	103,598	103,938	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	06/05/25	Open	197,099	197,761	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	06/06/25	Open	450,205	451,628	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	06/09/25	Open	71,776	71,973	Corporate Bonds	Open/Demand
BNP Paribas SA	4.65 (b)	06/09/25	Open	238,280	238,957	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.43 (b)	06/10/25	Open	290,083	290,832	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	06/10/25	Open	226,695	227,310	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	748,379	750,145	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	5,451,890	5,464,752	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	2,730,834	2,737,276	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	2,044,302	2,049,125	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	1,437,150	1,440,540	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	450,097	451,159	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	4.65 (b)	06/12/25	Open	573,795	575,204	Corporate Bonds	Open/Demand
BNP Paribas SA	4.65 (b)	06/12/25	Open	185,634	186,090	Capital Trusts	Open/Demand
BofA Securities, Inc.	2.50	06/13/25	07/15/25	389,675	390,162	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	3.00	06/13/25	07/15/25	582,919	583,793	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.15	06/13/25	07/15/25	832,320	834,047	Corporate Bonds	Up to 30 Days

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BofA Securities, Inc.	4.15%	06/13/25	07/15/25	$ 402,205	$ 403,040	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	06/13/25	07/15/25	97,759	97,964	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.25	06/13/25	07/15/25	224,250	224,727	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.30	06/13/25	07/15/25	93,515	93,716	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	06/13/25	07/15/25	505,890	506,990	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	06/13/25	07/15/25	232,650	233,156	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	06/13/25	07/15/25	534,187	535,349	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	06/13/25	07/15/25	440,107	441,065	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	06/13/25	07/15/25	449,449	450,426	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	06/13/25	07/15/25	503,531	504,639	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	06/13/25	07/15/25	264,419	265,000	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	06/13/25	07/15/25	452,812	453,809	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	06/13/25	07/15/25	97,631	97,846	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	06/13/25	07/15/25	347,915	348,680	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	06/13/25	07/15/25	452,182	453,177	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	06/13/25	07/15/25	77,965	78,137	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	06/13/25	07/15/25	210,750	211,214	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	207,213	207,674	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	214,590	215,067	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	568,459	569,724	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	762,005	763,700	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	467,610	468,650	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	1,154,250	1,156,818	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	142,578	142,895	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	324,900	325,623	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	357,722	358,518	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	1,733,237	1,737,094	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	1,148,336	1,150,891	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	06/13/25	07/15/25	86,293	86,487	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	06/13/25	07/15/25	717,727	719,342	Capital Trusts	Up to 30 Days
BofA Securities, Inc.	4.50	06/13/25	07/15/25	574,609	575,902	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	06/13/25	07/15/25	1,185,412	1,188,080	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	06/13/25	07/15/25	297,903	298,573	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	06/13/25	07/15/25	997,500	999,744	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	06/13/25	07/15/25	454,740	455,763	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	06/13/25	07/15/25	312,113	312,815	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	06/13/25	07/15/25	177,013	177,411	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	06/13/25	07/15/25	503,309	504,441	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.53	06/13/25	07/15/25	210,971	211,449	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.55	06/13/25	07/15/25	1,061,324	1,063,739	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.55	06/13/25	07/15/25	585,000	586,331	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	06/13/25	07/15/25	1,852,109	1,856,369	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	06/13/25	07/15/25	553,945	555,219	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	06/13/25	07/15/25	413,467	414,418	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	06/13/25	07/15/25	77,788	77,966	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	06/13/25	07/15/25	1,167,499	1,170,184	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	06/13/25	07/15/25	532,770	533,995	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	06/13/25	07/15/25	461,629	462,690	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	06/13/25	07/15/25	1,921,500	1,925,919	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	06/13/25	07/15/25	427,461	428,444	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	06/13/25	07/15/25	2,267,175	2,272,389	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	06/13/25	07/15/25	373,031	373,889	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	06/13/25	07/15/25	321,345	322,084	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	06/13/25	07/15/25	541,190	542,435	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	06/13/25	07/15/25	186,760	187,190	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	06/13/25	07/15/25	301,901	302,596	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	06/13/25	07/15/25	490,287	491,415	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	06/13/25	07/15/25	881,375	883,402	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	06/13/25	07/15/25	149,968	150,312	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	06/13/25	07/15/25	632,449	633,903	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	06/13/25	07/15/25	286,650	287,309	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.62	06/13/25	07/15/25	301,840	302,537	Corporate Bonds	Up to 30 Days
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BofA Securities, Inc.	4.64%	06/13/25	07/15/25	$ 307,773	$ 308,487	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.64	06/13/25	07/15/25	344,419	345,218	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.64	06/13/25	07/15/25	403,631	404,568	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.64	06/13/25	07/15/25	937,154	939,328	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.64	06/13/25	07/15/25	856,000	857,986	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.64	06/13/25	07/15/25	830,052	831,978	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.65	06/13/25	07/15/25	508,354	509,536	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.65	06/13/25	07/15/25	446,644	447,682	Corporate Bonds	Up to 30 Days
Merrill Lynch International	4.50	06/13/25	07/15/25	680,684	682,216	Corporate Bonds	Up to 30 Days
Merrill Lynch International	4.55	06/13/25	07/15/25	195,984	196,430	Corporate Bonds	Up to 30 Days
Merrill Lynch International	4.64	06/13/25	07/15/25	366,299	367,149	Corporate Bonds	Up to 30 Days
Merrill Lynch International	4.65	06/13/25	07/15/25	297,144	297,835	Corporate Bonds	Up to 30 Days
RBC Capital Markets, LLC	4.65 (b)	06/13/25	Open	81,310	81,499	Corporate Bonds	Open/Demand
HSBC Bank PLC	4.45 (b)	06/16/25	Open	784,350	785,804	Corporate Bonds	Open/Demand
HSBC Bank PLC	4.65 (b)	06/16/25	Open	596,475	597,631	Corporate Bonds	Open/Demand
HSBC Bank PLC	4.65 (b)	06/16/25	Open	756,551	758,017	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.50 (b)	06/16/25	Open	933,750	935,501	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.50 (b)	06/16/25	Open	524,125	525,108	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.50 (b)	06/16/25	Open	867,500	869,127	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	06/16/25	Open	72,885	73,026	Corporate Bonds	Open/Demand
BofA Securities, Inc.	4.60	06/20/25	07/15/25	87,495	87,618	Corporate Bonds	Up to 30 Days
HSBC Bank PLC	4.65 (b)	06/20/25	Open	269,528	269,910	Corporate Bonds	Open/Demand
Barclays Bank PLC	4.50	06/23/25	08/01/25	810,000	810,810	Corporate Bonds	31 - 90 Days
Barclays Bank PLC	4.50	06/23/25	08/01/25	432,000	432,432	Corporate Bonds	31 - 90 Days
Barclays Bank PLC	4.55	06/23/25	08/01/25	456,826	457,288	Capital Trusts	31 - 90 Days
Barclays Bank PLC	4.55	06/23/25	08/01/25	2,798,437	2,801,267	Capital Trusts	31 - 90 Days
Barclays Bank PLC	4.60	06/23/25	08/01/25	2,316,661	2,319,029	Corporate Bonds	31 - 90 Days
Barclays Bank PLC	4.65	06/23/25	08/01/25	1,675,387	1,677,119	Capital Trusts	31 - 90 Days
Barclays Bank PLC	4.65	06/23/25	08/01/25	4,135,840	4,140,114	Capital Trusts	31 - 90 Days
Barclays Bank PLC	4.65	06/23/25	08/01/25	2,298,912	2,301,288	Capital Trusts	31 - 90 Days
Barclays Bank PLC	4.65	06/23/25	08/01/25	389,308	389,711	Capital Trusts	31 - 90 Days
Barclays Capital, Inc.	3.00	06/23/25	08/01/25	155,886	155,990	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.20	06/23/25	08/01/25	324,199	324,501	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.45	06/23/25	08/01/25	270,576	270,844	Capital Trusts	31 - 90 Days
Barclays Capital, Inc.	4.45	06/23/25	08/01/25	635,897	636,525	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.49	06/23/25	08/01/25	224,400	224,624	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.49	06/23/25	08/01/25	456,000	456,455	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.49	06/23/25	08/01/25	468,000	468,467	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.49	06/23/25	08/01/25	470,000	470,469	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.49	06/23/25	08/01/25	875,805	876,679	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.49	06/23/25	08/01/25	710,500	711,209	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.49	06/23/25	08/01/25	525,150	525,674	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.55	06/23/25	08/01/25	190,025	190,217	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.55	06/23/25	08/01/25	302,270	302,576	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.55	06/23/25	08/01/25	337,669	338,010	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.60	06/23/25	08/01/25	454,354	454,818	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.65	06/23/25	08/01/25	595,200	595,815	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.65	06/23/25	08/01/25	1,186,370	1,187,596	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.65	06/23/25	08/01/25	1,253,851	1,255,146	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.65	06/23/25	08/01/25	110,570	110,684	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.65	06/23/25	08/01/25	429,764	430,208	Capital Trusts	31 - 90 Days
Barclays Capital, Inc.	4.65	06/23/25	08/01/25	788,022	788,837	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.65	06/23/25	08/01/25	1,088,956	1,090,081	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.65	06/23/25	08/01/25	1,218,145	1,219,404	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.65	06/23/25	08/01/25	1,122,412	1,123,572	Capital Trusts	31 - 90 Days
Barclays Capital, Inc.	4.65	06/23/25	08/01/25	1,056,878	1,057,970	Capital Trusts	31 - 90 Days
Barclays Capital, Inc.	4.65	06/23/25	08/01/25	347,359	347,718	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.65	06/23/25	08/01/25	1,017,765	1,018,817	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.65	06/23/25	08/01/25	320,735	321,067	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.65	06/23/25	08/01/25	381,100	381,494	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.65	06/23/25	08/01/25	424,315	424,753	Capital Trusts	31 - 90 Days
TD Securities (USA) LLC	4.63 (b)	06/23/25	Open	489,250	489,753	Corporate Bonds	Open/Demand

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BofA Securities, Inc.	4.65%(b)	06/24/25	Open	$ 1,219,855	$ 1,219,855	Corporate Bonds	Up to 30 Days
TD Securities (USA) LLC	4.66 (b)	06/24/25	Open	490,201	490,201	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	3.00	06/26/25	07/29/25	556,203	556,435	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.30	06/26/25	07/29/25	482,812	483,101	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.40	06/26/25	07/29/25	250,819	250,972	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	06/26/25	07/29/25	279,952	280,127	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	06/26/25	07/29/25	322,237	322,438	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	06/26/25	07/29/25	140,640	140,728	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	06/26/25	07/29/25	180,677	180,790	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	06/26/25	07/29/25	294,773	294,957	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	06/26/25	07/29/25	239,281	239,431	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	06/26/25	07/29/25	177,931	178,042	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	06/26/25	07/29/25	287,088	287,267	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	06/26/25	07/29/25	349,621	349,840	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	06/26/25	07/29/25	1,825,687	1,826,829	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	06/26/25	07/29/25	1,148,580	1,149,298	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	06/26/25	07/29/25	176,524	176,634	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	06/26/25	07/29/25	1,017,450	1,018,086	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.55	06/26/25	08/01/25	245,531	245,686	Corporate Bonds	31 - 90 Days
BNP Paribas SA	4.65 (b)	06/27/25	Open	230,834	230,834	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	06/27/25	Open	158,000	158,000	Corporate Bonds	Open/Demand
BofA Securities, Inc.	4.60 (b)	06/30/25	Open	51,450	51,450	Corporate Bonds	Up to 30 Days
TD Securities (USA) LLC	4.65 (b)	06/30/25	Open	460,022	460,022	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	06/30/25	Open	564,785	564,785	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	4.50	06/30/25	07/29/25	1,875,770	1,875,770	Corporate Bonds	Up to 30 Days
RBC Capital Markets, LLC	4.50 (b)	06/30/25	Open	40,356	40,356	Corporate Bonds	Open/Demand
				$ 327,835,837	$ 329,899,967

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Ultra Long Treasury Note	73	09/19/25	$ 8,340	$ 240,562
2-Year U.S. Treasury Note	568	09/30/25	118,171	427,996
5-Year U.S. Treasury Note	194	09/30/25	21,149	242,103
				910,661
Short Contracts
10-Year U.S. Treasury Note	322	09/19/25	36,104	(782,543)
U.S. Long Bond	82	09/19/25	9,458	(327,173)
Ultra U.S. Treasury Bond	19	09/19/25	2,260	(107,526)
				(1,217,242)
				$ (306,581)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	50,000	USD	61,863	State Street Bank and Trust Co.	09/17/25	$ 1,761
USD	47,021	EUR	41,279	Credit Agricole Corporate and Investment Bank	07/16/25	(1,649)
USD	225,118	EUR	197,663	Credit Agricole Corporate and Investment Bank	07/16/25	(7,934)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Limited Duration Income Trust (BLW)

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	61,750	CHF	50,000	Morgan Stanley & Co. International PLC	09/17/25	$ (1,874)
USD	10,534,870	EUR	9,027,000	State Street Bank and Trust Co.	09/17/25	(152,575)
USD	1,062,498	GBP	785,000	Morgan Stanley & Co. International PLC	09/17/25	(15,559)
						(179,591)
						$ (177,830)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.41.V1	1.00%	Quarterly	12/20/28	USD	18,410	$ (405,173)	$ (207,091)	$ (198,082)
CDX.NA.HY.44.V1	5.00	Quarterly	06/20/30	USD	6,210	(477,132)	(421,232)	(55,900)
CDX.NA.IG.44.V1	1.00	Quarterly	06/20/30	USD	2,320	(52,150)	(37,076)	(15,074)
						$ (934,455)	$ (665,399)	$ (269,056)
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Virgin Media Finance PLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	B-	EUR	10	$ 244	$ 247	$ (3)
CMA CGM SA	5.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	BB+	EUR	30	2,777	3,078	(301)
Adler Real Estate AG	5.00	Quarterly	Bank of America N.A.	12/20/27	CCC	EUR	7	563	(789)	1,352
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC	EUR	4	338	(453)	791
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC	EUR	12	951	(1,274)	2,225
Adler Real Estate AG	5.00	Quarterly	Citibank N.A.	12/20/27	CCC	EUR	4	276	(379)	655
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	CCC	EUR	8	578	(824)	1,402
Adler Real Estate AG	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	CCC	EUR	5	419	(581)	1,000
Faurecia SE	5.00	Quarterly	Barclays Bank PLC	06/20/29	BB-	EUR	20	1,588	2,145	(557)
Altice France SA	5.00	Quarterly	Deutsche Bank AG	12/20/29	D	EUR	22	(4,105)	(3,785)	(320)
iTraxx.XO.42 V2 20-35%	5.00	Quarterly	BNP Paribas SA	12/20/29	B	EUR	33	5,061	4,228	833
SES S.A.	1.00	Quarterly	Bank of America N.A.	12/20/29	NR	EUR	8	(333)	(581)	248
SES S.A.	1.00	Quarterly	Barclays Bank PLC	12/20/29	NR	EUR	8	(333)	(526)	193
SES S.A.	1.00	Quarterly	Barclays Bank PLC	06/20/30	NR	EUR	7	(390)	(426)	36
Zegona Finance PLC	5.00	Quarterly	Deutsche Bank AG	06/20/30	BB	EUR	7	1,079	979	100
								$ 8,713	$ 1,059	$ 7,654

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR, 4.45%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	09/20/25	USD	4,000	$ 88,434	$ (44,039)	$ 132,473
1-day SOFR, 4.45%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	09/20/25	USD	4,000	24,306	(43,905)	68,211

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Limited Duration Income Trust (BLW)

OTC Total Return Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR, 4.45%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	12/20/25	USD	2,000	$ 11,438	$ (21,953)	$ 33,391
1-day SOFR, 4.45%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	03/20/26	USD	1,000	5,328	(10,976)	16,304
									$ 129,506	$ (120,873)	$ 250,379
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$ —	$ (665,399)	$ —	$ (269,056)
OTC Swaps	10,677	(130,491)	259,214	(1,181)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 910,661	$ —	$ 910,661
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	1,761	—	—	1,761
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	19,512	—	—	250,379	—	269,891
	$ —	$ 19,512	$ —	$ 1,761	$ 1,161,040	$ —	$ 1,182,313
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 1,217,242	$ —	$ 1,217,242
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	179,591	—	—	179,591
Swaps — centrally cleared Unrealized depreciation on centrally cleared swaps(a)	—	269,056	—	—	—	—	269,056
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	10,799	—	—	120,873	—	131,672
	$ —	$ 279,855	$ —	$ 179,591	$ 1,338,115	$ —	$ 1,797,561

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Limited Duration Income Trust (BLW)

For the period ended June 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ 1,065,323	$ —	$ 1,065,323
Forward foreign currency exchange contracts	—	—	—	(940,751)	—	—	(940,751)
Swaps	—	150,814	—	—	113,481	—	264,295
	$ —	$ 150,814	$ —	$ (940,751)	$ 1,178,804	$ —	$ 388,867
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ (800,285)	$ —	$ (800,285)
Forward foreign currency exchange contracts	—	—	—	(354,001)	—	—	(354,001)
Swaps	—	(36,371)	—	—	(147,736)	—	(184,107)
	$ —	$ (36,371)	$ —	$ (354,001)	$ (948,021)	$ —	$ (1,338,393)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$165,403,313
Average notional value of contracts — short	51,599,946
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	11,653,811
Average amounts sold — in USD	97,789
Credit default swaps:
Average notional value — buy protection	25,575,000
Average notional value — sell protection	201,445
Total return swaps:
Average notional value	11,275,000
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 107,391	$ 195,928
Forward foreign currency exchange contracts	1,761	179,591
Swaps — centrally cleared	—	29,895
Swaps — OTC(a)	269,891	131,672
Total derivative assets and liabilities in the Statements of Assets and Liabilities	379,043	537,086
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(107,391)	(225,823)
Total derivative assets and liabilities subject to an MNA	$ 271,652	$ 311,263

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of America N.A.	$ 1,600	$ (1,370)	$ —	$ —	$ 230
Barclays Bank PLC	5,390	(3,236)	—	—	2,154
BNP Paribas SA	5,061	—	—	—	5,061
Citibank N.A.	655	(379)	—	—	276
Deutsche Bank AG	1,079	(1,079)	—	—	—
JPMorgan Chase Bank N.A.	1,649	(827)	—	—	822

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Limited Duration Income Trust (BLW)

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Morgan Stanley & Co. International PLC	$ 254,457	$ (139,188)	$ —	$ —	$ 115,269
State Street Bank and Trust Co.	1,761	(1,761)	—	—	—
	$ 271,652	$ (147,840)	$ —	$ —	$ 123,812

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Bank of America N.A.	$ 1,370	$ (1,370)	$ —	$ —	$ —
Barclays Bank PLC	3,236	(3,236)	—	—	—
Citibank N.A.	379	(379)	—	—	—
Credit Agricole Corporate and Investment Bank	9,583	—	—	—	9,583
Deutsche Bank AG	4,105	(1,079)	—	—	3,026
JPMorgan Chase Bank N.A.	827	(827)	—	—	—
Morgan Stanley & Co. International PLC	139,188	(139,188)	—	—	—
State Street Bank and Trust Co.	152,575	(1,761)	—	—	150,814
	$ 311,263	$ (147,840)	$ —	$ —	$ 163,423

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 40,263,997	$ 1,754,766	$ 42,018,763
Common Stocks
Capital Markets	—	—	15,372	15,372
Construction & Engineering	4,202	—	—	4,202
Entertainment	—	—	257,032	257,032
Financial Services	—	—	537,455	537,455
Ground Transportation	—	464	—	464
Health Care Providers & Services	—	143,208	—	143,208
Household Products	—	—	—	—
Industrial Conglomerates	—	20,164	—	20,164
IT Services	—	—	241,832	241,832
Real Estate Management & Development	—	—	1	1
Trading Companies & Distributors	—	—	100,622	100,622
Transportation Infrastructure	—	—	217,806	217,806
Corporate Bonds	—	396,630,771	183,072	396,813,843
Fixed Rate Loan Interests	—	1,755,315	—	1,755,315
Floating Rate Loan Interests	—	308,679,838	7,519,632	316,199,470
Foreign Agency Obligations	—	2,135,343	—	2,135,343
Investment Companies
Equity Funds	—	82,798	—	82,798
Fixed Income Funds	1,673,600	—	—	1,673,600
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Limited Duration Income Trust (BLW)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Non-Agency Mortgage-Backed Securities	$ —	$ 26,061,513	$ —	$ 26,061,513
Other Interests	—	—	—	—
Preferred Securities
Capital Trusts	—	37,101,118	—	37,101,118
Preferred Stocks
Capital Markets	1,382,150	—	—	1,382,150
Ground Transportation	—	18,660	—	18,660
IT Services	—	—	86,828	86,828
U.S. Government Sponsored Agency Securities	—	20,783,545	—	20,783,545
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	1,310,068	—	—	1,310,068
U.S. Treasury Obligations	—	28,703,731	—	28,703,731
Unfunded Floating Rate Loan Interests(a)	—	323	92	415
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(707)	—	(707)
	$4,370,020	$862,380,081	$10,914,510	$877,664,611
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 8,835	$ —	$ 8,835
Foreign Currency Exchange Contracts	—	1,761	—	1,761
Interest Rate Contracts	910,661	250,379	—	1,161,040
Liabilities
Credit Contracts	—	(270,237)	—	(270,237)
Foreign Currency Exchange Contracts	—	(179,591)	—	(179,591)
Interest Rate Contracts	(1,217,242)	—	—	(1,217,242)
	$(306,581)	$(188,853)	$—	$(495,434)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $329,899,967 are categorized as Level 2 within the fair value hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset-Backed Securities	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Other Interests	Preferred Stocks
Assets
Opening balance, as of December 31, 2024	$ 917,574	$ 605,755	$ 1,235,747	$ 583,112	$ 14,602,446	$ — (a)	$ 77,041
Transfers into Level 3	—	—	—	12,727	2,108,453	—	—
Transfers out of Level 3(b)	—	—	(1,084,835)	(67,300)	(9,275,605)	—	—
Accrued discounts/premiums	(5,827)	—	2,346	407	1,852	—	—
Net realized gain (loss)	—	—	75	3,679	3,188	—	(120)
Net change in unrealized appreciation (depreciation)(c)(d)	33,397	(374,935)	100,919	(8,980)	(488)	—	9,907
Purchases	809,622	1,139,300	96,199	1,355	4,341,885	—	—
Sales	—	—	(167,379)	(525,000)	(4,262,099)	—	—
Closing balance, as of June 30, 2025	$ 1,754,766	$ 1,370,120	$ 183,072	$ —	$ 7,519,632	$ — (a)	$ 86,828
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2025(d)	$ 33,397	$ (374,935)	$ 85,017	$ (14,081)	$ 31,640	$ —	$ 9,907

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Limited Duration Income Trust (BLW)

	Unfunded FloatingRate Loan Interests	Total
Assets
Opening balance, as of December 31, 2024	$ —	$ 18,021,675
Transfers into Level 3	9	2,121,189
Transfers out of Level 3(b)	—	(10,427,740)
Accrued discounts/premiums	—	(1,222)
Net realized gain (loss)	—	6,822
Net change in unrealized appreciation (depreciation)(c)(d)	83	(240,097)
Purchases	—	6,388,361
Sales	—	(4,954,478)
Closing balance, as of June 30, 2025	$ 92	$ 10,914,510
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2025(d)	$ 83	$ (228,972)

(a)	Rounds to less than $1.
(b)
As of December 31, 2024, the Fund used significant unobservable inputs in determining the value of certain investments. As of June 30, 2025, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(c)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(d)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
June 30, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
AGL Core CLO Ltd., Series 2019-2A, Class A1R, (3- mo. CME Term SOFR + 1.46%), 5.73%, 07/20/37(a)(b)	USD	1,626	$ 1,631,964
AIMCO CLO, Series 2018-BA, Class CRR, (3-mo. CME Term SOFR + 2.40%), 6.66%, 04/16/37(a)(b)		500	503,118
Anchorage Capital CLO Ltd.(a)(b)
Series 2015-7A, Class AR3, (3-mo. CME Term SOFR + 1.56%), 5.84%, 04/28/37		919	922,536
Series 2015-7A, Class DR3, (3-mo. CME Term SOFR + 3.80%), 8.08%, 04/28/37		250	252,228
Apidos CLO XVIII-R(a)(b)
Series 2018-18A, Class A1R2, (3-mo. CME Term SOFR + 1.33%), 5.60%, 01/22/38		1,450	1,453,635
Series 2018-18A, Class BR2, (3-mo. CME Term SOFR + 1.70%), 5.97%, 01/22/38		870	871,838
Ares LXVIII CLO Ltd., Series 2023-68A, Class E, (3- mo. CME Term SOFR + 8.55%), 12.83%, 04/25/35(a)(b)		380	381,240
ARES XLVII CLO Ltd., Series 2018-47A, Class A1, (3-mo. CME Term SOFR + 1.18%), 5.44%, 04/15/30(a)(b)		12	12,215
Argent Securities Trust, Series 2006-W5, Class A1, (1 mo. Term SOFR + 0.41%), 4.73%, 06/25/36(a)		3,662	2,403,164
Atrium XV, Series 15A, Class D1R, (3-mo. CME Term SOFR + 3.30%), 7.56%, 07/16/37(a)(b)		550	552,994
Bain Capital Credit CLO Ltd., Series 2020-2A, Class DR, (3-mo. CME Term SOFR + 3.56%), 7.83%, 07/19/34(a)(b)		250	248,328
Ballyrock CLO Ltd.(a)(b)
Series 2020-14AR, Class DR, (3-mo. CME Term SOFR + 5.85%), 10.12%, 07/20/37		250	250,854
Series 2024-28A, Class A2, (3-mo. CME Term SOFR + 1.70%), 6.03%, 01/20/38		250	250,361
Barings CLO Ltd., Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.41%), 7.67%, 07/15/34(a)(b)		250	251,087
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE9, Class 2A, (1 mo. Term SOFR + 0.39%), 4.71%, 11/25/36(a)		629	623,336
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A2R, (3-mo. CME Term SOFR + 1.71%), 5.98%, 01/20/31(a)(b)		800	800,250
Benefit Street Partners CLO XX Ltd., Series 2020-20A, Class CR, (3-mo. CME Term SOFR + 2.31%), 6.57%, 07/15/34(a)(b)		250	250,617
BlueMountain Fuji U.S. CLO II Ltd., Series 2017-2A, Class A1AR, (3-mo. CME Term SOFR + 1.26%), 5.53%, 10/20/30(a)(b)		984	986,020
Bryant Park Funding Ltd., Series 2024-22A, Class C, (3-mo. CME Term SOFR + 2.60%), 6.86%, 04/15/37(a)(b)		1,000	1,006,546
Buckhorn Park CLO Ltd., Series 2019-1A, Class ARR, (3-mo. CME Term SOFR + 1.07%), 5.34%, 07/18/34(a)(b)		2,500	2,500,192
Carlyle Global Market Strategies CLO Ltd., Series 2015- 1A, Class AR3, (3-mo. CME Term SOFR + 1.24%), 5.51%, 07/20/31(a)(b)		576	576,095
Carlyle U.S. CLO Ltd., Series 2020-2A, Class CR, (3- mo. CME Term SOFR + 3.46%), 7.74%, 01/25/35(a)(b)		250	250,558
Carrington Mortgage Loan Trust(a)
Series 2006-FRE2, Class A2, (1 mo. Term SOFR + 0.23%), 4.55%, 10/25/36		2,534	1,916,386
Security		Par (000)	Value
Asset-Backed Securities (continued)
Carrington Mortgage Loan Trust(a) (continued)
Series 2006-FRE2, Class A5, (1 mo. Term SOFR + 0.19%), 4.51%, 03/25/35	USD	5,220	$ 3,945,506
CarVal CLO II Ltd., Series 2019-1A, Class AR2, (3-mo. CME Term SOFR + 1.02%), 5.29%, 04/20/32(a)(b)		976	975,642
C-BASS Trust, Series 2006-CB7, Class A4, (1 mo. Term SOFR + 0.43%), 4.75%, 10/25/36(a)		3,653	2,498,616
Cedar Funding XV CLO Ltd., Series 2022-15A, Class B, (3-mo. CME Term SOFR + 1.80%), 6.07%, 04/20/35(a)(b)		400	400,545
CIFC Funding Ltd.(a)(b)
Series 2017-1A, Class CRR, (3-mo. CME Term SOFR + 2.45%), 6.72%, 04/21/37		700	704,379
Series 2018-1A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 5.59%, 01/18/38		1,160	1,162,900
Series 2018-1A, Class BR, (3-mo. CME Term SOFR + 1.70%), 5.97%, 01/18/38		1,450	1,452,107
Series 2020-1A, Class DR, (3-mo. CME Term SOFR + 3.36%), 7.62%, 07/15/36		500	502,357
Series 2022-7A, Class ER, (3-mo. CME Term SOFR + 5.35%), 9.62%, 01/22/38		500	504,961
Citigroup Mortgage Loan Trust, Series 2006-FX1, Class A7, 7.28%, 10/25/36		299	172,103
Concord Music Royalties LLC, Series 2024-1A, Class A, 5.64%, 10/20/74(b)		171	171,450
CWABS Asset-Backed Certificates Trust, Series 2006- 26, Class 1A, (1 mo. Term SOFR + 0.39%), 4.71%, 06/25/37(a)		425	404,393
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 1A, (1 mo. Term SOFR + 0.25%), 4.57%, 01/15/37(a)		279	266,534
Dryden Senior Loan Fund, Series 2015-37A, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.62%, 01/15/31(a)(b)		94	94,429
FirstKey Homes Trust, Series 2022-SFR1, Class E1, 5.00%, 05/19/39(b)		3,800	3,771,646
Fremont Home Loan Trust(a)
Series 2006-A, Class 2A3, (1 mo. Term SOFR + 0.43%), 4.75%, 05/25/36		3,792	2,412,270
Series 2006-D, Class 2A3, (1 mo. Term SOFR + 0.41%), 4.73%, 11/25/36		5,820	2,022,379
Galaxy XXI CLO Ltd., Series 2015-21A, Class ER, (3- mo. CME Term SOFR + 5.51%), 9.78%, 04/20/31(a)(b)		500	499,963
GoldenTree Loan Management U.S. CLO Ltd., Series 2021-11A, Class AR, (3-mo. CME Term SOFR + 1.08%), 5.35%, 10/20/34(a)(b)		250	250,179
GoodLeap Home Improvement Solutions Trust, Series 2025-1A, Class B, 6.27%, 02/20/49(b)		220	224,950
GreenSky Home Improvement Issuer Trust, Series 2024-2, Class C, 5.55%, 10/27/59(b)		100	100,889
Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-E, Class 2A3, (1 mo. Term SOFR + 0.28%), 4.60%, 04/25/37(a)		2,970	2,093,484
LCM XXIV Ltd., Series 24A, Class AR, (3-mo. CME Term SOFR + 1.24%), 5.51%, 03/20/30(a)(b)		8	8,378
Long Beach Mortgage Loan Trust, Series 2006-7, Class 2A3, (1 mo. Term SOFR + 0.43%), 4.75%, 08/25/36(a)		4,711	1,881,290
Madison Park Funding LIX Ltd., Series 2021-59A, Class A1R, (3-mo. CME Term SOFR + 1.50%), 5.77%, 04/18/37(a)(b)		1,450	1,455,832

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class E, (3-mo. CME Term SOFR + 6.51%), 10.78%, 04/19/33(a)(b)	USD	500	$ 500,370
Madison Park Funding XVIII Ltd., Series 2015-18A, Class DR, (3-mo. CME Term SOFR + 3.21%), 7.48%, 10/21/30(a)(b)		250	252,515
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class BR2, (3-mo. CME Term SOFR + 1.95%), 6.21%, 04/15/37(a)(b)		875	878,126
Mariner Finance Issuance Trust, Series 2024-AA, Class E, 9.02%, 09/22/36(b)		470	489,068
Mastr Asset Backed Securities Trust, Series 2006-HE2, Class A3, (1 mo. Term SOFR + 0.41%), 4.73%, 06/25/36(a)		6,650	2,273,644
Neuberger Berman CLO XV, Series 2013-15A, Class A1R2, (3-mo. CME Term SOFR + 1.18%), 5.44%, 10/15/29(a)(b)		244	244,086
Neuberger Berman Loan Advisers CLO Ltd.(a)(b)
Series 2019-34A, Class BR, (3-mo. CME Term SOFR + 1.75%), 6.02%, 01/20/35		400	400,329
Series 2021-46A, Class BR, (3-mo. CME Term SOFR + 1.50%), 5.77%, 01/20/37		250	249,736
OCP CLO Ltd.(a)(b)
Series 2017-13A, Class AR2, (3-mo. CME Term SOFR + 1.34%), 5.61%, 11/26/37		590	592,220
Series 2024-38A, Class A, (3-mo. CME Term SOFR + 1.33%), 5.68%, 01/21/38		1,000	1,003,015
Series 2026-11R, Class CR2, (3-mo. CME Term SOFR + 2.35%), 6.63%, 04/26/36		950	952,677
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A1RR, (3-mo. CME Term SOFR + 1.23%), 5.50%, 07/19/30(a)(b)		349	349,752
Octagon Investment Partners XVII Ltd., Series 2013- 1A, Class BR2, (3-mo. CME Term SOFR + 1.66%), 5.94%, 01/25/31(a)(b)		250	250,033
Octagon Investment Partners XXII Ltd., Series 2014- 1A, Class DRR, (3-mo. CME Term SOFR + 3.01%), 7.28%, 01/22/30(a)(b)		500	500,812
OZLM XXI Ltd., Series 2017-21A, Class D, (3-mo. CME Term SOFR + 5.80%), 10.07%, 01/20/31(a)(b)		250	226,346
Palmer Square CLO Ltd., Series 2024-4A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.98%, 01/15/38(a)(b)		810	812,450
Palmer Square Loan Funding Ltd., Series 2022-1A, Class A1, (3-mo. CME Term SOFR + 1.05%), 5.31%, 04/15/30(a)(b)		41	41,136
Regatta 30 Funding Ltd., Series 2024-4A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.96%, 01/25/38(a)(b)		1,700	1,703,727
Regatta XVIII Funding Ltd., Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.81%, 04/15/38(a)(b)		850	850,718
Regatta XXV Funding Ltd., Series 2025, Class E, (3- mo. CME Term SOFR + 8.41%), 12.67%, 07/15/36(a)(b)		500	500,000
Regional Management Issuance Trust, Series 2021-3, Class A, 3.88%, 10/17/33(c)		1,110	1,062,825
Renaissance Home Equity Loan Trust, Series 2007-3, Class AF2, 7.00%, 09/25/37		3,488	1,371,957
Security		Par (000)	Value
Asset-Backed Securities (continued)
Rockford Tower CLO Ltd.(a)(b)
Series 2017-2A, Class DR, (3-mo. CME Term SOFR + 3.11%), 7.37%, 10/15/29	USD	500	$ 500,982
Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.66%, 01/15/38		1,914	1,922,056
RR Ltd.(a)(b)
Series 2021-16A, Class A1, (3-mo. CME Term SOFR + 1.37%), 5.63%, 07/15/36		1,000	1,001,414
Series 2022-24A, Class A2R2, (3-mo. CME Term SOFR + 1.70%), 5.96%, 01/15/37		1,000	1,001,624
Service Experts Issuer LLC, Series 2024-1A, Class A, 6.39%, 11/20/35(b)		180	183,191
Signal Peak CLO Ltd., Series 2017-4A, Class XR, (3- mo. CME Term SOFR + 1.21%), 5.49%, 10/26/34(a)(b)		500	499,996
SMB Private Education Loan Trust, Series 2021-A, Class B, 2.31%, 01/15/53(b)		157	152,120
SoFi Personal Loan Term
Series 2023-1A, Class A, 6.00%, 11/12/30(b)		100	100,680
Series 2024-1, Class R1, 0.00%, 02/12/31		10	281,388
Series 2024-1A, Class A, 6.06%, 02/12/31(b)		313	314,692
Southwick Park CLO LLC, Series 2019-4A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 5.59%, 07/20/32(a)(b)		239	239,424
Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, 07/30/54(b)		294	298,485
Symphony CLO XV Ltd., Series 2014-15A, Class AR3, (3-mo. CME Term SOFR + 1.34%), 5.62%, 01/17/32(a)(b)		335	335,508
Symphony CLO XXXII Ltd., Series 2022-32A, Class B, (3-mo. CME Term SOFR + 1.85%), 6.13%, 04/23/35(a)(b)		600	600,787
TCI-Flatiron CLO Ltd.(a)(b)
Series 18-1A, Class BR, (3-mo. CME Term SOFR + 1.66%), 5.94%, 01/29/32		645	646,776
Series 2016-1A, Class AR3, (3-mo. CME Term SOFR + 1.10%), 5.38%, 01/17/32		138	138,200
TCI-Symphony CLO Ltd., Series 2017-1A, Class AR, (3-mo. CME Term SOFR + 1.19%), 5.45%, 07/15/30(a)(b)		1,092	1,092,676
Trestles CLO IV Ltd., Series 2021-4A, Class B1, (3-mo. CME Term SOFR + 1.96%), 6.23%, 07/21/34(a)(b)		1,000	1,004,398
Trestles CLO Ltd., Series 2017-1A, Class D1RR, (3- mo. CME Term SOFR + 3.15%), 7.43%, 07/25/37(a)(b)		250	249,868
Trimaran CAVU Ltd., Series 2023-1, Class E, (3-mo. CME Term SOFR + 8.94%), 13.21%, 07/20/36(a)(b)		500	501,153
Unique Pub Finance Co. PLC, Series 02, Class N, 6.46%, 03/30/32(d)	GBP	35	49,980
Upgrade Master Pass-Thru Trust, Series 2025-ST4, Class A, 5.50%, 08/16/32(b)	USD	202	202,000
Voya Ltd., Series 2012-4A, Class A1R3, (3-mo. CME Term SOFR + 1.26%), 5.52%, 10/15/30(a)(b)		116	116,102
WaMu Asset-Backed Certificates WaMu Trust, Series 2007-HE3, Class 2A3, (1 mo. Term SOFR + 0.35%), 4.67%, 05/25/37(a)		4,961	4,395,943
Warwick Capital CLO Ltd., Series 2024-5A, Class A1, (3-mo. CME Term SOFR + 1.36%), 5.68%, 01/20/38(a)(b)		250	250,729
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Whetstone Park CLO Ltd., Series 2021-1A, Class B1, (3-mo. CME Term SOFR + 1.86%), 6.13%, 01/20/35(a)(b)	USD	275	$ 275,421
Wireless PropCo Funding LLC, Series 2025-1A, Class B, 4.30%, 06/25/55(b)(c)		725	680,347
Total Asset-Backed Securities — 13.1% (Cost: $85,671,183)			79,414,226

	Shares
Common Stocks
Capital Markets — 0.0%
Wom New Holdco(c)(e)	485	13,580
Health Care Providers & Services — 0.0%
Quorum Restructuring Equity(e)	3,969	3,473
Real Estate Management & Development — 0.0%
ADLER Group SA(c)(e)	33,367	—
Total Common Stocks — 0.0% (Cost: $14,065)		17,053

		Par (000)
Corporate Bonds
Advertising Agencies — 1.1%
Clear Channel Outdoor Holdings, Inc.(b)(f)
5.13%, 08/15/27	USD	777	768,161
7.75%, 04/15/28		319	301,455
9.00%, 09/15/28		1,186	1,242,718
7.50%, 06/01/29		1,287	1,190,343
7.88%, 04/01/30		1,116	1,151,984
CMG Media Corp., 8.88%, 06/18/29(b)		245	230,952
Lamar Media Corp., 4.00%, 02/15/30		53	50,631
Neptune Bidco U.S., Inc., 9.29%, 04/15/29(b)		800	778,948
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27		120	119,400
4.25%, 01/15/29(f)		326	311,876
4.63%, 03/15/30		122	116,524
7.38%, 02/15/31		332	351,493
Stagwell Global LLC, 5.63%, 08/15/29(b)(f)		129	123,392
			6,737,877
Aerospace & Defense — 3.3%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(b)		404	418,673
Bombardier, Inc.(b)
6.00%, 02/15/28(f)		683	687,112
7.50%, 02/01/29		14	14,699
8.75%, 11/15/30		607	657,125
7.25%, 07/01/31		237	248,779
7.00%, 06/01/32(f)		403	419,678
6.75%, 06/15/33		281	291,173
Efesto Bidco SpA Efesto U.S. LLC, Series XR, 7.50%, 02/15/32(b)		1,292	1,308,158
Goat Holdco LLC, 6.75%, 02/01/32(b)		279	283,615
Lockheed Martin Corp., 5.70%, 11/15/54(f)		451	454,943
Northrop Grumman Corp., 4.75%, 06/01/43(f)		680	615,016
Security		Par (000)	Value
Aerospace & Defense (continued)
RTX Corp., 4.35%, 04/15/47(f)	USD	700	$ 581,554
Spirit AeroSystems, Inc.(b)
9.38%, 11/30/29		621	658,888
9.75%, 11/15/30		531	585,614
TransDigm, Inc.(b)
6.75%, 08/15/28(f)		910	929,237
6.38%, 03/01/29		1,979	2,030,338
7.13%, 12/01/31(f)		632	662,158
6.63%, 03/01/32(f)		2,785	2,883,571
6.00%, 01/15/33(f)		1,464	1,471,955
6.38%, 05/31/33(f)		3,331	3,334,019
Triumph Group, Inc., 9.00%, 03/15/28(b)		1,293	1,351,237
			19,887,542
Air Freight & Logistics(b) — 0.1%
Rand Parent LLC, 8.50%, 02/15/30		312	313,298
Stonepeak Nile Parent LLC, 7.25%, 03/15/32		155	164,309
			477,607
Automobile Components — 1.3%
Aptiv Swiss Holdings Ltd., 5.40%, 03/15/49(f)		280	239,667
Clarios Global LP/Clarios U.S. Finance Co.(b)
8.50%, 05/15/27(f)		3,360	3,374,717
6.75%, 05/15/28(f)		1,058	1,085,987
6.75%, 02/15/30		488	507,416
4.75%, 06/15/31	EUR	265	313,356
Dana, Inc.
4.25%, 09/01/30	USD	119	117,287
4.50%, 02/15/32		182	177,906
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(b)(f)		151	157,211
Goodyear Tire & Rubber Co.
5.00%, 07/15/29		81	79,170
6.63%, 07/15/30		225	229,508
5.25%, 04/30/31		18	17,287
5.63%, 04/30/33		137	131,172
IHO Verwaltungs GmbH, (7.00% PIK), 7.00%, 11/15/31(d)(g)	EUR	100	124,298
Mahle GmbH, 6.50%, 05/02/31(d)		100	119,568
Schaeffler AG(d)
4.25%, 04/01/28		100	118,530
4.75%, 08/14/29		100	119,282
Tenneco, Inc., 8.00%, 11/17/28(b)	USD	566	559,716
ZF Europe Finance BV, 7.00%, 06/12/30(d)	EUR	100	118,049
ZF Finance GmbH, 2.00%, 05/06/27(d)		100	111,463
			7,701,590
Automobiles — 1.5%
Asbury Automotive Group, Inc.
4.50%, 03/01/28	USD	22	21,699
5.00%, 02/15/32(b)		40	38,059
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29(b)		200	189,378
10.38%, 03/31/29(d)	GBP	100	127,889
Carvana Co.(b)(g)
(9.00% PIK), 9.00%, 06/01/30	USD	978	1,028,503
(9.00% PIK), 9.00%, 06/01/31(f)		1,715	1,940,854
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(b)		264	281,391
Ford Motor Credit Co. LLC, 6.95%, 06/10/26		1,250	1,267,086
General Motors Co., 6.25%, 10/02/43(f)		2,194	2,152,042
Global Auto Holdings Ltd./AAG FH UK Ltd., 11.50%, 08/15/29(b)		200	195,691

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Automobiles (continued)
Group 1 Automotive, Inc., 6.38%, 01/15/30(b)	USD	114	$ 117,062
LCM Investments Holdings II LLC(b)
4.88%, 05/01/29		310	301,460
8.25%, 08/01/31(f)		332	352,977
Nissan Motor Co. Ltd., 4.81%, 09/17/30(b)		400	366,968
RCI Banque SA(a)(d)
(5-year EURIBOR ICE Swap + 2.20%), 4.75%, 03/24/37	EUR	100	118,841
(5-year EURIBOR ICE Swap + 2.75%), 5.50%, 10/09/34		100	123,892
TML Holdings Pte. Ltd., 4.35%, 06/09/26(d)	USD	200	198,280
Wabash National Corp., 4.50%, 10/15/28(b)(f)		251	227,065
			9,049,137
Banks — 2.0%
Abanca Corp. Bancaria SA, (5-year EURIBOR ICE Swap + 2.45%), 4.63%, 12/11/36(a)(d)	EUR	100	120,138
Bangkok Bank PCL/Hong Kong, (5-year CMT + 4.73%), 5.00%(a)(h)	USD	505	503,384
Deutsche Bank AG, (1-day SOFR + 3.18%), 6.72%, 01/18/29(a)(f)		815	856,135
Intesa Sanpaolo SpA, 5.71%, 01/15/26(b)		200	200,443
JPMorgan Chase & Co.(a)(f)
(1-day SOFR + 1.13%), 5.00%, 07/22/30		3,000	3,054,787
(3-mo. CME Term SOFR + 1.21%), 3.51%, 01/23/29		2,250	2,203,971
Morgan Stanley, (1-day SOFR + 1.26%), 5.66%, 04/18/30(a)(f)		3,000	3,116,132
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35(a)(d)	EUR	100	125,619
Standard Chartered PLC, (5-year USD ICE Swap + 1.97%), 4.87%, 03/15/33(a)(b)(f)	USD	500	497,500
State Street Corp., Series I, (5-year CMT + 2.61%), 6.70%(a)(h)		160	167,087
UBS AG/Stamford CT, 5.00%, 07/09/27(f)		900	913,901
Walker & Dunlop, Inc., 6.63%, 04/01/33(b)		195	200,115
			11,959,212
Beverages — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46(f)		2,000	1,833,281
Biotechnology(f) — 0.1%
Amgen, Inc., 4.95%, 10/01/41		250	229,588
Gilead Sciences, Inc., 4.15%, 03/01/47		700	571,751
			801,339
Building Materials — 1.8%
Builders FirstSource, Inc.(b)
6.38%, 03/01/34		77	78,469
6.75%, 05/15/35		234	240,930
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.38%, 12/15/30(b)	EUR	205	253,647
6.38%, 12/15/30(d)		100	123,730
6.63%, 12/15/30(b)(f)	USD	3,248	3,320,015
6.75%, 07/15/31(b)		299	309,463
Jeld-Wen, Inc.(b)
4.88%, 12/15/27		100	92,708
7.00%, 09/01/32(f)		503	393,824
JH North America Holdings, Inc.(b)
5.88%, 01/31/31		325	327,838
6.13%, 07/31/32		429	436,123
New Enterprise Stone & Lime Co., Inc.(b)
5.25%, 07/15/28(f)		103	103,273
Security		Par (000)	Value
Building Materials (continued)
New Enterprise Stone & Lime Co., Inc.(b) (continued)
9.75%, 07/15/28	USD	208	$ 208,485
Quikrete Holdings, Inc.(b)
6.38%, 03/01/32		1,754	1,803,673
6.75%, 03/01/33		432	445,749
Smyrna Ready Mix Concrete LLC(b)
6.00%, 11/01/28		381	380,071
8.88%, 11/15/31		323	338,651
Standard Building Solutions, Inc., 6.50%, 08/15/32(b)		776	795,116
Standard Industries, Inc.
2.25%, 11/21/26(d)	EUR	131	152,415
4.75%, 01/15/28(b)	USD	6	5,933
4.38%, 07/15/30(b)(f)		297	281,212
3.38%, 01/15/31(b)		125	112,099
Wilsonart LLC, 11.00%, 08/15/32(b)		475	431,550
			10,634,974
Building Products — 0.7%
Foundation Building Materials, Inc., 6.00%, 03/01/29(b)		21	19,262
GYP Holdings III Corp., 4.63%, 05/01/29(b)		472	473,098
Lowe’s Cos., Inc., 2.80%, 09/15/41(f)		400	279,447
QXO Building Products, Inc., 6.75%, 04/30/32(b)(f)		1,351	1,391,803
White Cap Buyer LLC, 6.88%, 10/15/28(b)(f)		2,336	2,332,293
			4,495,903
Capital Markets — 1.3%
Apollo Debt Solutions BDC
6.70%, 07/29/31		250	259,784
6.55%, 03/15/32(b)		60	61,284
Ares Capital Corp., 5.50%, 09/01/30(f)		325	323,991
Ares Strategic Income Fund(f)
5.60%, 02/15/30		420	418,730
5.80%, 09/09/30(b)		300	301,048
Bain Capital Specialty Finance, Inc., 5.95%, 03/15/30		95	93,910
Blackstone Private Credit Fund, 6.00%, 11/22/34(f)		930	909,403
Blue Owl Capital Corp., 6.20%, 07/15/30(f)		655	661,666
Blue Owl Capital Corp. II, 8.45%, 11/15/26(f)		140	145,441
Blue Owl Credit Income Corp., 7.75%, 09/16/27(f)		259	271,672
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)(f)		273	245,046
Focus Financial Partners LLC, 6.75%, 09/15/31(b)		401	409,326
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/34(f)		257	257,016
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27(b)(f)		72	73,905
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27		1,051	1,018,347
9.75%, 01/15/29		219	212,744
4.38%, 02/01/29(f)		158	132,811
10.00%, 11/15/29(b)		418	413,830
Jane Street Group/JSG Finance, Inc., 6.75%, 05/01/33(b)		286	294,067
JPMorgan Chase Financial Co. LLC, 0.50%, 06/15/27(i)		396	455,796
Raymond James Financial, Inc., 4.95%, 07/15/46(f)		400	359,422
WOM Chile Holdco SpA, (5.00% PIK), 5.00%, 04/01/32(b)(g)		255	250,387
			7,569,626
Chemicals — 1.9%
Avient Corp., 6.25%, 11/01/31(b)		227	229,122
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(b)		358	377,435
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Chemicals (continued)
Celanese U.S. Holdings LLC
6.50%, 04/15/30	USD	74	$ 75,748
6.75%, 04/15/33(f)		245	247,545
Chemours Co.
5.38%, 05/15/27		435	431,109
5.75%, 11/15/28(b)		530	496,772
8.00%, 01/15/33(b)		227	212,565
Element Solutions, Inc., 3.88%, 09/01/28(b)(f)		2,068	2,005,536
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27(d)	EUR	100	118,800
HB Fuller Co., 4.25%, 10/15/28	USD	90	87,180
Herens Holdco SARL, 4.75%, 05/15/28(b)		271	243,216
INEOS Finance PLC, 6.38%, 04/15/29(d)	EUR	100	119,393
Itelyum Regeneration SpA, 5.75%, 04/15/30(d)		100	118,803
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(b)(g)	USD	404	361,174
LYB International Finance III LLC, 6.15%, 05/15/35(f)		105	108,981
Mativ Holdings, Inc., 8.00%, 10/01/29(b)		195	176,685
Methanex U.S. Operations, Inc., 6.25%, 03/15/32(b)		209	208,392
Minerals Technologies, Inc., 5.00%, 07/01/28(b)		218	214,427
Olympus Water U.S. Holding Corp.
9.63%, 11/15/28(d)	EUR	100	123,685
9.75%, 11/15/28(b)(f)	USD	1,086	1,143,591
6.25%, 10/01/29(b)		200	190,834
7.25%, 06/15/31(b)		1,105	1,127,100
Sherwin-Williams Co., 3.80%, 08/15/49(f)		310	227,914
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)		586	567,473
WR Grace Holdings LLC(b)
4.88%, 06/15/27		257	255,515
5.63%, 08/15/29(f)		1,797	1,626,619
7.38%, 03/01/31		445	455,688
			11,551,302
Commercial Services & Supplies — 6.2%
ADT Security Corp., 4.88%, 07/15/32(b)		173	165,956
Albion Financing 1 SARL/Aggreko Holdings, Inc.
5.38%, 05/21/30(d)	EUR	100	120,493
7.00%, 05/21/30(b)	USD	648	661,302
Allied Universal Holdco LLC, 7.88%, 02/15/31(b)(f)		2,629	2,746,495
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b)
6.00%, 06/01/29(f)		1,649	1,603,769
6.88%, 06/15/30		1,100	1,114,920
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28(b)		1,347	1,306,238
4.63%, 06/01/28(b)(f)		900	873,605
4.88%, 06/01/28(d)	GBP	100	131,587
Amber Finco PLC, 6.63%, 07/15/29(d)	EUR	100	123,249
APi Group DE, Inc.(b)
4.13%, 07/15/29	USD	168	160,173
4.75%, 10/15/29		128	125,615
Arena Luxembourg Finance SARL, (3-mo. EURIBOR + 2.50%), 4.82%, 05/01/30(a)(d)	EUR	100	118,726
Belron U.K. Finance PLC, 5.75%, 10/15/29(b)	USD	799	805,666
Block, Inc.
2.75%, 06/01/26		534	522,804
3.50%, 06/01/31(f)		110	100,899
6.50%, 05/15/32(f)		2,802	2,890,888
Boels Topholding BV, 5.75%, 05/15/30(d)	EUR	100	122,194
Boost Newco Borrower LLC, 7.50%, 01/15/31(b)(f)	USD	1,606	1,704,793
Brink’s Co.(b)
6.50%, 06/15/29		208	214,405
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Brink’s Co.(b) (continued)
6.75%, 06/15/32	USD	313	$ 325,957
Clarivate Science Holdings Corp.(b)(f)
3.88%, 07/01/28		1,412	1,353,437
4.88%, 07/01/29		1,093	1,029,171
Deluxe Corp., 8.13%, 09/15/29(b)		170	175,452
DP World Salaam, (5-year CMT + 5.75%), 6.00%(a)(d)(h)		200	199,812
EquipmentShare.com, Inc., 8.00%, 03/15/33(b)		177	185,424
Fortress Transportation and Infrastructure Investors LLC(b)
5.50%, 05/01/28(f)		652	648,491
7.88%, 12/01/30		937	994,169
7.00%, 05/01/31(f)		1,682	1,741,602
7.00%, 06/15/32(f)		754	778,526
5.88%, 04/15/33		582	574,672
Garda World Security Corp.(b)
4.63%, 02/15/27		484	481,000
7.75%, 02/15/28(f)		474	490,383
6.00%, 06/01/29		86	83,941
8.25%, 08/01/32		704	722,447
8.38%, 11/15/32		1,215	1,248,059
Herc Holdings, Inc.(b)
6.63%, 06/15/29(f)		170	174,420
7.00%, 06/15/30		529	552,465
7.25%, 06/15/33		268	280,811
Hertz Corp., 12.63%, 07/15/29(b)		195	203,923
Loxam SAS, 6.38%, 05/31/29(d)	EUR	100	122,711
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/28(b)(f)	USD	217	217,340
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(b)		436	436,018
RR Donnelley & Sons Co., 9.50%, 08/01/29(b)		777	777,000
Service Corp. International
3.38%, 08/15/30		13	11,949
4.00%, 05/15/31(f)		503	470,647
5.75%, 10/15/32(f)		1,065	1,075,861
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(b)
6.75%, 08/15/32(f)		1,062	1,102,960
5.50%, 05/15/33	EUR	365	444,747
Shift4 Payments, Inc., 0.00%, 12/15/25(i)(j)	USD	219	276,487
Sotheby’s, 7.38%, 10/15/27(b)(f)		1,016	1,004,304
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(b)(f)		490	441,256
Transurban Finance Co. Pty. Ltd., 4.13%, 02/02/26(b)(f)		520	518,625
United Rentals North America, Inc., 6.13%, 03/15/34(b)		88	90,642
Verisure Holding AB, 9.25%, 10/15/27(d)	EUR	80	98,201
Veritiv Operating Co., 10.50%, 11/30/30(b)	USD	221	239,231
Wand NewCo 3, Inc., 7.63%, 01/30/32(b)		673	707,275
WEX, Inc., 6.50%, 03/15/33(b)		518	522,611
Williams Scotsman, Inc.(b)
6.63%, 06/15/29		49	50,300
6.63%, 04/15/30		417	433,159
7.38%, 10/01/31		335	352,621
			37,251,884
Communications Equipment(b) — 0.2%
CommScope LLC
4.75%, 09/01/29(f)		1,114	1,087,579
9.50%, 12/15/31		116	121,477
Viavi Solutions, Inc., 3.75%, 10/01/29		67	62,606
			1,271,662

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Construction & Engineering — 0.4%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61(b)(f)	USD	320	$ 225,760
Arcosa, Inc.(b)
4.38%, 04/15/29		477	461,423
6.88%, 08/15/32		40	41,513
Brand Industrial Services, Inc., 10.38%, 08/01/30(b)		1,501	1,384,877
Heathrow Finance PLC, 4.13%, 09/01/29(d)(k)	GBP	100	126,275
			2,239,848
Consumer Finance — 0.5%
Bread Financial Holdings, Inc., (5-year CMT + 4.30%), 8.38%, 06/15/35(a)(b)	USD	55	55,378
Navient Corp.
9.38%, 07/25/30		148	163,246
7.88%, 06/15/32		315	327,600
OneMain Finance Corp.
6.63%, 01/15/28		157	162,131
6.63%, 05/15/29		438	449,848
5.38%, 11/15/29		61	60,002
7.88%, 03/15/30		362	384,650
4.00%, 09/15/30		231	213,151
7.50%, 05/15/31		162	169,266
7.13%, 11/15/31		141	146,707
6.75%, 03/15/32		397	404,467
7.13%, 09/15/32		486	503,141
SLM Corp., 6.50%, 01/31/30		82	86,070
			3,125,657
Consumer Staples Distribution & Retail — 0.1%
B&M European Value Retail SA, 6.50%, 11/27/31(d)	GBP	100	138,160
Walgreens Boots Alliance, Inc.
8.13%, 08/15/29	USD	204	216,358
4.80%, 11/18/44		365	348,575
			703,093
Containers & Packaging — 2.6%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(b)
6.00%, 06/15/27		400	401,229
3.25%, 09/01/28		200	189,007
4.00%, 09/01/29(f)		2,000	1,825,754
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.13%, 08/15/26(d)	EUR	243	273,999
4.13%, 08/15/26(b)	USD	1,324	1,243,064
Ball Corp., 4.25%, 07/01/32	EUR	295	352,069
Clydesdale Acquisition Holdings, Inc.(b)
6.63%, 04/15/29(f)	USD	558	566,083
6.88%, 01/15/30		627	640,968
8.75%, 04/15/30(f)		495	506,298
6.75%, 04/15/32		1,245	1,277,705
Crown Americas LLC, 5.88%, 06/01/33(b)		743	748,078
Graphic Packaging International LLC, 2.63%, 02/01/29(d)	EUR	195	219,622
LABL, Inc.(b)
5.88%, 11/01/28	USD	91	79,576
9.50%, 11/01/28		632	584,207
8.63%, 10/01/31		310	265,164
Mauser Packaging Solutions Holding Co.(b)
7.88%, 04/15/27		4,853	4,932,550
9.25%, 04/15/27		218	216,472
OI European Group BV
6.25%, 05/15/28(b)	EUR	150	182,435
Security		Par (000)	Value
Containers & Packaging (continued)
OI European Group BV (continued)
5.25%, 06/01/29(d)	EUR	100	$ 121,270
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/27(b)	USD	51	51,023
Sealed Air Corp.(b)
4.00%, 12/01/27		98	95,645
5.00%, 04/15/29		77	76,161
6.50%, 07/15/32		146	151,294
Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, 02/15/31(b)		28	29,469
Trident TPI Holdings, Inc., 12.75%, 12/31/28(b)		16	16,973
Trivium Packaging Finance BV(b)
6.63%, 07/15/30	EUR	115	140,006
8.25%, 07/15/30	USD	200	211,497
12.25%, 01/15/31		200	214,387
			15,612,005
Diversified REITs — 0.9%
American Tower Corp., 2.30%, 09/15/31(f)		1,000	867,553
Digital Realty Trust LP, 1.88%, 11/15/29(b)(f)(i)		109	114,602
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)		353	338,481
Iron Mountain, Inc.(b)
5.25%, 07/15/30		31	30,576
5.63%, 07/15/32		89	88,293
6.25%, 01/15/33		647	665,249
Rithm Capital Corp., 8.00%, 07/15/30(b)		181	181,905
SBA Communications Corp., 3.13%, 02/01/29(f)		651	614,855
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 02/15/28(b)(f)		2,320	2,453,512
			5,355,026
Diversified Telecommunication Services — 5.1%
Altice Financing SA(b)
5.00%, 01/15/28		200	150,459
5.75%, 08/15/29		800	584,144
AT&T, Inc., 4.35%, 06/15/45(f)		2,656	2,201,899
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(b)		400	402,051
Corning, Inc., 4.38%, 11/15/57(f)		1,915	1,536,600
EchoStar Corp.
(6.75% PIK), 6.75%, 11/30/30(g)		2,625	2,395,568
10.75%, 11/30/29(f)		1,780	1,833,621
eircom Finance DAC, Series JUL, 04/30/31(d)(l)	EUR	100	118,090
Eutelsat SA, 1.50%, 10/13/28(d)		100	107,110
Fibercop SpA
4.75%, 06/30/30(d)		100	118,549
5.13%, 06/30/32(d)		100	117,960
6.00%, 09/30/34(b)	USD	897	839,449
7.20%, 07/18/36(b)		358	348,901
Frontier Communications Holdings LLC
5.88%, 10/15/27(b)		405	405,154
5.00%, 05/01/28(b)		1,139	1,138,520
6.75%, 05/01/29(b)		151	152,974
5.88%, 11/01/29		241	243,462
6.00%, 01/15/30(b)		319	323,114
8.75%, 05/15/30(b)(f)		2,085	2,180,642
8.63%, 03/15/31(b)		331	351,690
Iliad Holding SASU
5.38%, 04/15/30(d)	EUR	100	120,976
8.50%, 04/15/31(b)	USD	1,050	1,123,106
7.00%, 04/15/32(b)		385	394,464
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Intelsat Jackson Holdings SA, 6.50%, 03/15/30(b)	USD	80	$ 81,576
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(d)	EUR	117	139,718
Level 3 Financing, Inc.(b)
3.63%, 01/15/29	USD	83	70,965
4.88%, 06/15/29(f)		1,103	1,030,393
11.00%, 11/15/29(f)		1,838	2,107,799
4.50%, 04/01/30		465	420,524
3.88%, 10/15/30		155	134,463
10.75%, 12/15/30		658	746,185
4.00%, 04/15/31		20	17,504
6.88%, 06/30/33		2,926	2,977,272
Lorca Telecom Bondco SA, 5.75%, 04/30/29(d)	EUR	100	122,989
Lumen Technologies, Inc.(b)
4.13%, 04/15/30	USD	259	252,127
10.00%, 10/15/32		283	288,645
Sable International Finance Ltd., 7.13%, 10/15/32(b)		632	633,777
SoftBank Group Corp., 3.88%, 07/06/32(d)	EUR	100	106,899
Telecom Italia Capital SA, 7.72%, 06/04/38	USD	507	546,313
Verizon Communications, Inc.(f)
4.50%, 08/10/33		500	486,021
3.00%, 11/20/60		1,250	736,782
Windstream Escrow LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(b)(f)		1,775	1,858,933
Zayo Group Holdings, Inc.(b)
4.00%, 03/01/27		812	761,475
6.13%, 03/01/28		414	357,271
			31,066,134
Electric Utilities — 1.8%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(d)		210	190,924
Alpha Generation LLC, 6.75%, 10/15/32(b)		440	453,572
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
5.63%, 02/15/32(d)	EUR	100	121,158
6.38%, 02/15/32(b)	USD	290	290,473
ContourGlobal Power Holdings SA, 6.75%, 02/28/30(b)		600	618,216
Duke Energy Corp., 4.80%, 12/15/45(f)		1,500	1,298,965
Edison International, Series A, (5-year CMT + 4.70%), 5.38%(a)(h)		3,039	2,861,284
Enel Finance International NV, 3.63%, 05/25/27(b)(f)		1,250	1,234,120
Mong Duong Finance Holdings BV, 5.13%, 05/07/29		169	165,228
Pampa Energia SA, 7.88%, 12/16/34(b)		39	38,907
Pike Corp., 8.63%, 01/31/31(b)		117	127,247
Public Power Corp. SA, 4.63%, 10/31/31(d)	EUR	100	120,145
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(d)	USD	137	139,467
Virginia Electric and Power Co., 6.35%, 11/30/37(f)		750	806,839
Vistra Operations Co. LLC(b)
7.75%, 10/15/31		480	510,165
6.88%, 04/15/32		438	457,921
XPLR Infrastructure Operating Partners LP(b)
3.88%, 10/15/26		86	84,021
8.38%, 01/15/31		1,085	1,158,893
			10,677,545
Electronic Equipment, Instruments & Components(b) — 0.5%
Coherent Corp., 5.00%, 12/15/29(f)		547	537,226
Imola Merger Corp., 4.75%, 05/15/29		353	340,819
Sensata Technologies, Inc.
4.38%, 02/15/30		810	773,310
3.75%, 02/15/31		26	23,700
Security		Par (000)	Value
Electronic Equipment, Instruments & Components (continued)
Sensata Technologies, Inc. (continued)
6.63%, 07/15/32	USD	500	$ 514,575
WESCO Distribution, Inc.
6.63%, 03/15/32		245	254,597
6.38%, 03/15/33		353	364,854
Xerox Corp., 10.25%, 10/15/30		160	167,511
Zebra Technologies Corp., 6.50%, 06/01/32		184	189,203
			3,165,795
Energy Equipment & Services — 0.7%
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.88%, 04/01/27		113	113,115
6.25%, 04/01/28		770	772,549
6.63%, 09/01/32		639	651,037
Kodiak Gas Services LLC, 7.25%, 02/15/29(b)		685	708,572
Oceaneering International, Inc., 6.00%, 02/01/28		92	92,758
Star Holding LLC, 8.75%, 08/01/31(b)		340	320,405
Tidewater, Inc., 07/15/30(b)(l)		280	288,081
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29(b)(f)		509	521,690
Weatherford International Ltd., 8.63%, 04/30/30(b)(f)		632	651,420
			4,119,627
Entertainment — 2.2%
Banijay Entertainment SAS, 8.13%, 05/01/29(b)		200	207,492
Boyne USA, Inc., 4.75%, 05/15/29(b)		397	385,226
Caesars Entertainment, Inc.(b)(f)
7.00%, 02/15/30		1,631	1,689,034
6.50%, 02/15/32		882	905,034
Churchill Downs, Inc.(b)
4.75%, 01/15/28		374	369,179
5.75%, 04/01/30		1,073	1,076,497
6.75%, 05/01/31		508	522,134
Cinemark USA, Inc., 7.00%, 08/01/32(b)		101	104,855
Cirsa Finance International SARL, (3-mo. EURIBOR + 4.50%), 6.69%, 07/31/28(a)(d)	EUR	54	64,266
Flutter Treasury DAC, 5.88%, 06/04/31(b)	USD	680	685,100
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29(b)		524	512,901
Light & Wonder International, Inc.(b)
7.25%, 11/15/29		213	219,444
7.50%, 09/01/31		110	115,105
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/29(b)		303	263,328
Live Nation Entertainment, Inc., 4.75%, 10/15/27(b)(f)		412	407,521
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/31(b)		392	350,297
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 04/15/30(b)		342	353,015
Odeon Finco PLC, 12.75%, 11/01/27(b)		400	417,954
Pinewood Finco PLC, 6.00%, 03/27/30(d)	GBP	100	135,550
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(b)
5.63%, 09/01/29	USD	148	84,730
5.88%, 09/01/31		214	117,165
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33(b)		225	225,291
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30(b)		274	264,042
Six Flags Entertainment Corp., 7.25%, 05/15/31(b)		95	97,630
Six Flags Entertainment Corp. /Six Flags Theme Parks, Inc./Canada’s Wonderland Co., 6.63%, 05/01/32(b)		883	910,757

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Entertainment (continued)
Vail Resorts, Inc., 6.50%, 05/15/32(b)(f)	USD	479	$ 494,926
Voyager Parent LLC, 9.25%, 07/01/32(b)		414	430,737
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)
5.13%, 10/01/29(f)		1,011	1,003,703
7.13%, 02/15/31(f)		314	334,869
6.25%, 03/15/33		283	284,815
			13,032,597
Environmental, Maintenance & Security Service — 0.7%
Clean Harbors, Inc., 6.38%, 02/01/31(b)		53	54,300
GFL Environmental, Inc.(b)
4.00%, 08/01/28		567	549,948
4.38%, 08/15/29(f)		519	503,968
6.75%, 01/15/31		444	464,612
Madison IAQ LLC(b)
4.13%, 06/30/28		320	310,871
5.88%, 06/30/29(f)		726	714,220
Reworld Holding Corp.
4.88%, 12/01/29(b)		181	172,193
5.00%, 09/01/30		91	86,008
Waste Pro USA, Inc., 7.00%, 02/01/33(b)		1,393	1,446,098
Wrangler Holdco Corp., 6.63%, 04/01/32(b)		174	181,145
			4,483,363
Financial Services — 2.1%
Ally Financial, Inc., (1-day SOFR Index + 1.96%), 5.74%, 05/15/29(a)		90	91,602
Azorra Finance Ltd.(b)
7.75%, 04/15/30		223	231,502
01/15/31(l)		155	158,243
Freedom Mortgage Holdings LLC(b)
9.25%, 02/01/29		220	228,510
9.13%, 05/15/31		387	398,913
8.38%, 04/01/32		264	266,845
GGAM Finance Ltd.(b)
7.75%, 05/15/26		58	58,594
8.00%, 02/15/27		283	291,785
8.00%, 06/15/28		177	187,216
6.88%, 04/15/29		341	352,535
5.88%, 03/15/30		281	282,995
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(b)		469	481,311
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(b)(f)		415	401,170
Macquarie Airfinance Holdings Ltd., 6.50%, 03/26/31(b)(f)		220	232,829
Midcap Financial Issuer Trust(b)
6.50%, 05/01/28		200	198,110
5.63%, 01/15/30		400	369,500
Nationstar Mortgage Holdings, Inc.(b)
6.00%, 01/15/27(f)		101	101,109
6.50%, 08/01/29		456	465,783
5.13%, 12/15/30(f)		269	272,249
5.75%, 11/15/31(f)		170	172,651
7.13%, 02/01/32		916	951,445
PennyMac Financial Services, Inc.(b)
7.88%, 12/15/29		266	282,461
7.13%, 11/15/30		366	379,317
6.88%, 05/15/32		481	491,808
6.88%, 02/15/33		268	274,700
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30(b)		590	611,085
Rocket Cos., Inc.(b)
6.13%, 08/01/30		1,648	1,679,361
Security		Par (000)	Value
Financial Services (continued)
Rocket Cos., Inc.(b) (continued)
6.38%, 08/01/33	USD	1,351	$ 1,382,344
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(b)
2.88%, 10/15/26(f)		333	324,765
3.88%, 03/01/31(f)		130	120,512
4.00%, 10/15/33		125	111,834
Stena International SA, 7.25%, 01/15/31(d)		200	200,620
Titanium 2l Bondco SARL, (6.25% PIK), 6.25%, 01/14/31(g)	EUR	100	34,408
UWM Holdings LLC, 6.63%, 02/01/30(b)	USD	626	626,647
			12,714,759
Food Products — 2.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
3.25%, 03/15/26		65	64,105
4.63%, 01/15/27		380	377,611
5.88%, 02/15/28		348	347,651
3.50%, 03/15/29		105	99,475
4.88%, 02/15/30(f)		212	208,399
6.25%, 03/15/33		258	265,953
Aramark Services, Inc., 5.00%, 02/01/28(b)(f)		492	490,020
B&G Foods, Inc., 8.00%, 09/15/28(b)		118	113,609
Bellis Acquisition Co. PLC, 8.13%, 05/14/30(d)	GBP	104	134,369
BRF GmbH, 4.35%, 09/29/26(d)	USD	200	197,430
Chobani Holdco II LLC, (8.75% in Cash or 9.5% in PIK), 8.75%, 10/01/29(b)(g)		1,692	1,812,064
Chobani LLC/Chobani Finance Corp., Inc.(b)
4.63%, 11/15/28		1,198	1,175,825
7.63%, 07/01/29(f)		1,528	1,592,271
Darling Global Finance BV
4.50%, 07/15/32(b)	EUR	250	298,047
4.50%, 07/15/32(d)		100	119,219
Darling Ingredients, Inc., 6.00%, 06/15/30(b)(f)	USD	185	187,443
ELO SACA, 3.25%, 07/23/27(d)	EUR	100	113,431
Fiesta Purchaser, Inc.(b)
7.88%, 03/01/31	USD	25	26,530
9.63%, 09/15/32		117	123,455
Irca SpA, (3-mo. EURIBOR + 3.75%), 5.73%, 12/15/29(a)(d)	EUR	100	117,954
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29(b)	USD	214	221,630
Lamb Weston Holdings, Inc.(b)(f)
4.13%, 01/31/30		368	350,923
4.38%, 01/31/32		516	483,234
Lion/Polaris Lux 4 SA, (3-mo. EURIBOR + 3.63%), 5.56%, 07/01/29(a)(d)	EUR	100	118,330
Market Bidco Finco PLC, 4.75%, 11/04/27(d)		100	117,188
Ocado Group PLC, Series ., 11.00%, 06/15/30(d)	GBP	100	133,509
Performance Food Group, Inc.(b)
4.25%, 08/01/29	USD	383	369,307
6.13%, 09/15/32		428	437,816
Post Holdings, Inc.(b)
4.63%, 04/15/30(f)		397	381,610
4.50%, 09/15/31		42	38,985
6.25%, 02/15/32		251	257,949
6.38%, 03/01/33		427	430,893
6.25%, 10/15/34		326	327,851
Premier Foods Finance PLC, 3.50%, 10/15/26(d)	GBP	100	135,957
U.S. Foods, Inc.(b)
4.75%, 02/15/29	USD	191	187,649
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Food Products (continued)
U.S. Foods, Inc.(b) (continued)
7.25%, 01/15/32	USD	346	$ 364,353
United Natural Foods, Inc., 6.75%, 10/15/28(b)		334	329,645
			12,551,690
Gas Utilities — 0.6%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.50%, 06/01/30(b)		169	175,334
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(b)		117	110,693
Venture Global Plaque
6.50%, 01/15/34		1,213	1,213,000
6.75%, 01/15/36		1,266	1,266,000
Venture Global Plaquemines LNG LLC(b)
7.50%, 05/01/33(f)		505	540,765
7.75%, 05/01/35		459	496,832
			3,802,624
Ground Transportation — 0.5%
Burlington Northern Santa Fe LLC, 4.38%, 09/01/42(f)		500	437,813
Genesee & Wyoming, Inc., 6.25%, 04/15/32(b)		568	579,572
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(b)(f)		1,591	1,612,907
Union Pacific Corp., 3.20%, 05/20/41(f)		275	210,111
Watco Cos. LLC/Watco Finance Corp., 7.13%, 08/01/32(b)		180	188,157
			3,028,560
Health Care Equipment & Supplies — 1.1%
Avantor Funding, Inc.
2.63%, 11/01/25(d)	EUR	300	352,678
4.63%, 07/15/28(b)(f)	USD	624	612,742
3.88%, 11/01/29(b)		31	29,351
Bausch & Lomb Corp., 8.38%, 10/01/28(b)(f)		1,440	1,503,000
Insulet Corp., 6.50%, 04/01/33(b)		187	194,964
Medline Borrower LP(b)
3.88%, 04/01/29		888	851,806
5.25%, 10/01/29(f)		2,001	1,985,402
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29(b)		557	572,197
Neogen Food Safety Corp., 8.63%, 07/20/30(b)		233	241,001
Sotera Health Holdings LLC, 7.38%, 06/01/31(b)		259	269,475
			6,612,616
Health Care Providers & Services — 2.6%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33(b)		168	173,079
AHP Health Partners, Inc., 5.75%, 07/15/29(b)		469	457,353
Charles River Laboratories International, Inc., 4.00%, 03/15/31(b)		55	50,396
CHS/Community Health Systems, Inc.(b)
5.63%, 03/15/27(f)		961	946,566
6.00%, 01/15/29		769	739,677
5.25%, 05/15/30(f)		1,197	1,061,437
4.75%, 02/15/31(f)		506	432,570
10.88%, 01/15/32(f)		999	1,058,807
Concentra Health Services, Inc., 6.88%, 07/15/32(b)		522	540,460
DaVita, Inc.(b)
6.88%, 09/01/32		237	245,575
6.75%, 07/15/33		231	238,530
Encompass Health Corp., 4.63%, 04/01/31		303	293,222
Ephios Subco 3 SARL, 7.88%, 01/31/31(d)	EUR	100	126,689
Fortrea Holdings, Inc., 7.50%, 07/01/30(b)(f)	USD	115	104,095
HAH Group Holding Co. LLC, 9.75%, 10/01/31(b)		280	277,596
HealthEquity, Inc., 4.50%, 10/01/29(b)		559	543,506
Security		Par (000)	Value
Health Care Providers & Services (continued)
IQVIA, Inc.(b)
6.50%, 05/15/30	USD	274	$ 282,489
6.25%, 06/01/32		1,220	1,251,986
LifePoint Health, Inc.(b)
9.88%, 08/15/30(f)		216	233,649
11.00%, 10/15/30(f)		949	1,046,933
8.38%, 02/15/32		334	355,892
10.00%, 06/01/32(f)		418	431,236
Molina Healthcare, Inc.(b)
4.38%, 06/15/28		16	15,639
3.88%, 11/15/30		166	154,230
3.88%, 05/15/32(f)		213	193,874
6.25%, 01/15/33		328	333,871
Northwell Healthcare, Inc., 4.26%, 11/01/47(f)		686	545,322
Prime Healthcare Services, Inc., 9.38%, 09/01/29(b)		152	150,860
Star Parent, Inc., 9.00%, 10/01/30(b)(f)		590	620,573
Surgery Center Holdings, Inc., 7.25%, 04/15/32(b)(f)		884	900,807
Tenet Healthcare Corp., 6.75%, 05/15/31(f)		1,097	1,134,944
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(b)(f)		360	371,318
UnitedHealth Group, Inc., 3.95%, 10/15/42(f)		750	607,304
			15,920,485
Health Care REITs — 0.3%
MPT Operating Partnership LP/MPT Finance Corp.
7.00%, 02/15/32(b)	EUR	355	428,418
7.00%, 02/15/32(d)		100	120,681
8.50%, 02/15/32(b)	USD	1,112	1,163,770
			1,712,869
Hotel & Resort REITs — 0.8%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30(b)		295	303,389
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(b)		158	158,849
RHP Hotel Properties LP/RHP Finance Corp.(b)
4.50%, 02/15/29		142	138,789
6.50%, 04/01/32(f)		1,028	1,057,244
6.50%, 06/15/33		371	381,665
Service Properties Trust(f)
8.63%, 11/15/31(b)		1,753	1,881,972
8.88%, 06/15/32		604	621,068
XHR LP, 6.63%, 05/15/30(b)		156	158,943
			4,701,919
Hotels, Restaurants & Leisure — 2.5%
Bertrand Franchise Finance SAS, (3-mo. EURIBOR + 3.75%), 5.99%, 07/18/30(a)(d)	EUR	100	115,439
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(b)
3.88%, 01/15/28	USD	69	67,210
4.38%, 01/15/28		58	56,878
4.00%, 10/15/30		771	718,471
Carnival Corp.(b)
6.00%, 05/01/29(f)		708	715,393
5.88%, 06/15/31		591	602,081
6.13%, 02/15/33(f)		1,227	1,255,408
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(b)
4.63%, 01/15/29		412	394,620
6.75%, 01/15/30(f)		172	158,722
Hilton Domestic Operating Co., Inc.(b)
4.00%, 05/01/31		198	186,164
6.13%, 04/01/32		195	199,706
5.88%, 03/15/33		571	581,779

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Las Vegas Sands Corp., 6.00%, 06/14/30	USD	240	$ 247,602
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/28(b)		70	73,074
Lindblad Expeditions LLC, 6.75%, 02/15/27(b)		304	305,792
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)		353	277,295
Melco Resorts Finance Ltd.(b)
5.75%, 07/21/28		200	195,676
7.63%, 04/17/32		544	550,528
MGM China Holdings Ltd.
5.88%, 05/15/26(d)		250	250,025
4.75%, 02/01/27(b)		200	198,250
7.13%, 06/26/31(b)		200	207,000
MGM Resorts International, 6.13%, 09/15/29		428	435,338
NCL Corp. Ltd.(b)
8.13%, 01/15/29		159	167,615
7.75%, 02/15/29		80	85,063
6.25%, 03/01/30		198	199,690
6.75%, 02/01/32		731	746,810
Raising Cane’s Restaurants LLC, 9.38%, 05/01/29(b)		185	195,234
Sabre GLBL, Inc.(b)
8.63%, 06/01/27		232	237,510
10.75%, 11/15/29(f)		663	681,263
11.13%, 07/15/30		530	554,380
Station Casinos LLC(b)
4.63%, 12/01/31		354	331,604
6.63%, 03/15/32		222	226,998
Stonegate Pub Co. Financing PLC, 10.75%, 07/31/29(d)	GBP	100	142,302
TUI AG, 5.88%, 03/15/29(d)	EUR	100	122,212
Vail Resorts, Inc., 5.63%, 07/15/30	USD	278	278,000
Viking Cruises Ltd.(b)
5.88%, 09/15/27(f)		308	308,172
7.00%, 02/15/29		66	66,579
9.13%, 07/15/31		708	762,517
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)		206	204,995
Wynn Macau Ltd.
5.50%, 01/15/26(b)		200	199,538
5.50%, 01/15/26(d)		200	199,538
5.63%, 08/26/28(b)(f)		1,163	1,140,612
5.13%, 12/15/29(b)		610	583,184
			15,226,267
Household Durables — 0.8%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/30(b)		185	175,925
Beazer Homes USA, Inc., 5.88%, 10/15/27		74	74,144
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(b)
5.00%, 06/15/29		266	242,081
4.88%, 02/15/30		476	424,874
Dream Finders Homes, Inc., 8.25%, 08/15/28(b)		151	157,422
Empire Communities Corp., 9.75%, 05/01/29(b)		67	68,517
K Hovnanian Enterprises, Inc., 11.75%, 09/30/29(b)		1,133	1,228,240
LGI Homes, Inc.(b)
8.75%, 12/15/28		116	120,587
7.00%, 11/15/32		291	276,959
Meritage Homes Corp., 1.75%, 05/15/28(f)(i)		521	504,445
New Home Co., Inc., 9.25%, 10/01/29(b)		296	306,871
Newell Brands, Inc., 8.50%, 06/01/28(b)		272	285,657
Scotts Miracle-Gro Co.
4.50%, 10/15/29		64	61,810
4.38%, 02/01/32		15	13,774
Somnigroup International, Inc., 3.88%, 10/15/31(b)		66	60,005
Security		Par (000)	Value
Household Durables (continued)
STL Holding Co. LLC, 8.75%, 02/15/29(b)	USD	158	$ 165,067
Whirlpool Corp.
6.13%, 06/15/30		273	275,399
6.50%, 06/15/33		289	289,925
			4,731,702
Household Products — 0.0%
Central Garden & Pet Co., 4.13%, 10/15/30(f)		159	150,095
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/31(b)		78	70,830
			220,925
Independent Power and Renewable Electricity Producers(b) — 0.5%
Calpine Corp.
5.13%, 03/15/28(f)		567	566,365
5.00%, 02/01/31		88	87,053
Clearway Energy Operating LLC, 4.75%, 03/15/28		53	52,369
Lightning Power LLC, 7.25%, 08/15/32		126	132,609
NRG Energy, Inc.
5.75%, 07/15/29		260	260,334
6.00%, 02/01/33		1,038	1,048,345
6.25%, 11/01/34		847	862,964
SCC Power PLC, (4.00% Cash and 4.00% PIK), 8.00%, 12/31/28(g)		88	56,095
Vistra Corp., (5-year CMT + 6.93%), 8.00%(a)(h)		240	245,819
			3,311,953
Industrial Conglomerates — 0.1%
Amsted Industries, Inc., 6.38%, 03/15/33(b)		169	171,783
Axon Enterprise, Inc.(b)
6.13%, 03/15/30		72	74,042
6.25%, 03/15/33		251	258,445
Enpro, Inc., 6.13%, 06/01/33(b)		219	223,889
Maxam Prill SARL, 07/15/30(d)(l)	EUR	100	117,088
			845,247
Insurance — 5.6%
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 07/01/32(b)	USD	163	165,310
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer(b)
4.25%, 10/15/27		2,111	2,072,160
6.75%, 10/15/27(f)		1,210	1,209,286
5.88%, 11/01/29(f)		1,480	1,458,924
7.00%, 01/15/31		1,268	1,311,632
7.38%, 10/01/32(f)		1,202	1,239,038
AmWINS Group, Inc.(b)
6.38%, 02/15/29		182	185,501
4.88%, 06/30/29		147	142,857
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/29(b)		295	301,758
Ardonagh Finco Ltd.
6.88%, 02/15/31(d)	EUR	375	453,898
7.75%, 02/15/31(b)	USD	1,793	1,874,526
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(b)		1,722	1,811,970
AssuredPartners, Inc., 7.50%, 02/15/32(b)		504	540,048
Berkshire Hathaway Finance Corp., 5.75%, 01/15/40(f)		250	270,973
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(b)
7.25%, 02/15/31(f)		2,200	2,278,137
8.13%, 02/15/32		1,048	1,089,940
HUB International Ltd.(b)(f)
7.25%, 06/15/30		4,105	4,289,869
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Insurance (continued)
HUB International Ltd.(b)(f) (continued)
7.38%, 01/31/32	USD	5,545	$ 5,801,891
Jones Deslauriers Insurance Management, Inc.(b)
8.50%, 03/15/30		903	957,115
10.50%, 12/15/30		513	546,760
Panther Escrow Issuer LLC, 7.13%, 06/01/31(b)(f)		3,723	3,867,270
Ryan Specialty LLC(b)
4.38%, 02/01/30		163	157,654
5.88%, 08/01/32		445	448,500
Teachers Insurance & Annuity Association of America, 4.27%, 05/15/47(b)(f)		700	568,270
Unipol Assicurazioni SpA, 4.90%, 05/23/34(d)	EUR	100	123,611
USI, Inc., 7.50%, 01/15/32(b)(f)	USD	611	644,702
			33,811,600
Interactive Media & Services — 0.2%
Snap, Inc., 6.88%, 03/01/33(b)		943	967,637
Internet Software & Services(b) — 0.5%
Acuris Finance U.S., Inc./Acuris Finance SARL
5.00%, 05/01/28		514	490,496
9.00%, 08/01/29		200	204,491
Cablevision Lightpath LLC
3.88%, 09/15/27		418	402,873
5.63%, 09/15/28		401	387,388
Getty Images, Inc., 11.25%, 02/21/30		243	241,178
ION Trading Technologies SARL, 9.50%, 05/30/29		400	410,800
Match Group Holdings II LLC
4.13%, 08/01/30		262	245,019
3.63%, 10/01/31		64	57,263
Rakuten Group, Inc.
11.25%, 02/15/27		283	307,299
9.75%, 04/15/29		474	519,210
			3,266,017
IT Services — 0.6%
Almaviva-The Italian Innovation Co. SpA, 10/30/30(d)(l)	EUR	100	117,795
Amentum Holdings, Inc., 7.25%, 08/01/32(b)	USD	343	352,999
Atos SE(d)(k)
5.20%, 12/18/30	EUR	59	59,058
9.36%, 12/18/29		54	70,424
CA Magnum Holdings, 5.38%, 10/31/26(b)	USD	728	721,612
CACI International, Inc., 6.38%, 06/15/33(b)		464	478,824
Fortress Intermediate 3, Inc., 7.50%, 06/01/31(b)(f)		720	754,284
Insight Enterprises, Inc., 6.63%, 05/15/32(b)		195	200,876
KBR, Inc., 4.75%, 09/30/28(b)		204	195,331
McAfee Corp., 7.38%, 02/15/30(b)(f)		789	745,119
Science Applications International Corp., 4.88%, 04/01/28(b)		239	235,295
			3,931,617
Machinery — 1.3%
Chart Industries, Inc.(b)
7.50%, 01/01/30(f)		742	776,819
9.50%, 01/01/31		102	108,876
Esab Corp., 6.25%, 04/15/29(b)		138	141,293
GrafTech Global Enterprises, Inc., 9.88%, 12/23/29(b)		170	134,300
Husky Injection Molding Systems Ltd./Titan Co- Borrower LLC, 9.00%, 02/15/29(b)		874	913,809
IMA Industria Macchine Automatiche SpA, (3-mo. EURIBOR + 3.75%), 6.03%, 04/15/29(a)(d)	EUR	100	118,407
Manitowoc Co., Inc., 9.25%, 10/01/31(b)	USD	175	184,177
Terex Corp.(b)
5.00%, 05/15/29		67	65,400
Security		Par (000)	Value
Machinery (continued)
Terex Corp.(b) (continued)
6.25%, 10/15/32	USD	228	$ 228,462
TK Elevator Holdco GmbH
6.63%, 07/15/28(d)	EUR	167	197,682
7.63%, 07/15/28(b)	USD	1,033	1,034,072
TK Elevator Midco GmbH, 4.38%, 07/15/27(d)	EUR	372	438,171
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)(f)	USD	2,566	2,564,201
Vertiv Group Corp., 4.13%, 11/15/28(b)(f)		847	825,813
			7,731,482
Media — 4.4%
Cable One, Inc.(i)
0.00%, 03/15/26(j)		114	107,855
1.13%, 03/15/28		1,006	767,078
CCO Holdings LLC/CCO Holdings Capital Corp.(b)
5.38%, 06/01/29		76	75,722
6.38%, 09/01/29		1,243	1,267,905
4.75%, 03/01/30(f)		229	221,856
4.25%, 02/01/31(f)		632	590,398
7.38%, 03/01/31(f)		2,275	2,373,758
4.75%, 02/01/32		41	38,890
4.50%, 06/01/33		51	46,616
4.25%, 01/15/34(f)		1,401	1,247,152
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%, 05/01/47(f)		3,000	2,603,732
CSC Holdings LLC(b)
5.50%, 04/15/27		606	578,576
5.38%, 02/01/28		800	732,445
11.25%, 05/15/28		866	862,741
11.75%, 01/31/29		1,534	1,459,073
3.38%, 02/15/31		200	138,578
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(b)(f)		1,326	1,321,672
DISH DBS Corp.(b)
5.25%, 12/01/26		1,285	1,166,137
5.75%, 12/01/28		1,201	1,039,616
DISH Network Corp., 11.75%, 11/15/27(b)		1,716	1,768,897
Gray Media, Inc.(b)
7.00%, 05/15/27		440	439,803
10.50%, 07/15/29(f)		682	732,656
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(b)		580	390,682
Midcontinent Communications, 8.00%, 08/15/32(b)		453	479,398
Sinclair Television Group, Inc., 8.13%, 02/15/33(b)(f)		889	898,082
Sirius XM Radio LLC(b)
3.13%, 09/01/26		50	49,057
5.00%, 08/01/27		983	974,579
4.00%, 07/15/28		96	92,201
Sunrise FinCo I BV, 4.88%, 07/15/31(b)(f)		794	750,925
Tele Columbus AG, (10.00% PIK), 10.00%, 01/01/29(d)(g)	EUR	110	89,090
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)	USD	400	395,717
Univision Communications, Inc.(b)
6.63%, 06/01/27		568	566,450
8.00%, 08/15/28		850	862,562
8.50%, 07/31/31(f)		488	488,541
Virgin Media O2 Vendor Financing Notes V DAC, 7.88%, 03/15/32(d)	GBP	100	140,121
VZ Secured Financing BV, 3.50%, 01/15/32(d)	EUR	100	108,065

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media (continued)
Ziggo Bond Co. BV, 5.13%, 02/28/30(b)	USD	295	$ 257,552
Ziggo BV, 4.88%, 01/15/30(b)(f)		217	202,683
			26,326,861
Metals & Mining — 2.6%
Advanced Drainage Systems, Inc., 6.38%, 06/15/30(b)		364	372,284
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30		200	187,500
Arsenal AIC Parent LLC(b)
8.00%, 10/01/30		312	332,963
11.50%, 10/01/31(f)		1,160	1,300,282
ATI, Inc.
5.88%, 12/01/27(f)		157	157,137
4.88%, 10/01/29		129	126,352
7.25%, 08/15/30(f)		444	465,269
5.13%, 10/01/31		350	342,069
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43(f)		250	236,911
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)(f)		1,014	1,022,185
Carpenter Technology Corp., 7.63%, 03/15/30		463	479,108
Cleveland-Cliffs, Inc.
5.88%, 06/01/27		119	118,904
6.88%, 11/01/29(b)(f)		563	554,296
Constellium SE(b)
5.63%, 06/15/28		250	248,538
3.75%, 04/15/29(f)		1,492	1,402,000
6.38%, 08/15/32		422	429,018
First Quantum Minerals Ltd.(b)
9.38%, 03/01/29		1,194	1,265,222
8.00%, 03/01/33		265	271,707
Glencore Funding LLC, 6.14%, 04/01/55(b)(f)		600	606,512
Kaiser Aluminum Corp.(b)(f)
4.63%, 03/01/28		351	343,422
4.50%, 06/01/31		1,209	1,131,032
New Gold, Inc., 6.88%, 04/01/32(b)		415	427,690
Novelis Corp.(b)
4.75%, 01/30/30(f)		618	591,426
6.88%, 01/30/30		605	625,528
3.88%, 08/15/31(f)		1,399	1,257,093
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(d)	EUR	300	342,809
Rio Tinto Finance USA PLC, 4.13%, 08/21/42(f)	USD	400	336,784
Samarco Mineracao SA(g)
(9.50% PIK), 9.50%, 06/30/31(d)		42	40,640
(9.50% PIK), 9.50%, 06/30/31(b)		14	14,151
Vale Overseas Ltd., 6.40%, 06/28/54		55	53,763
Vallourec SACA, 7.50%, 04/15/32(b)		617	646,776
Volcan Cia Minera SAA, 8.75%, 01/24/30(b)		67	66,372
			15,795,743
Mortgage Real Estate Investment Trusts (REITs)(b) — 0.2%
Blackstone Mortgage Trust, Inc.
3.75%, 01/15/27		388	377,297
7.75%, 12/01/29		47	49,995
Starwood Property Trust, Inc.
7.25%, 04/01/29		226	237,711
6.00%, 04/15/30		115	116,316
6.50%, 07/01/30		292	301,595
6.50%, 10/15/30		323	333,478
			1,416,392
Oil, Gas & Consumable Fuels — 8.0%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(b)		504	528,663
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b)
5.38%, 06/15/29	USD	263	$ 261,024
6.63%, 02/01/32		383	395,582
Apache Corp., 5.25%, 02/01/42(f)		800	663,786
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
9.00%, 11/01/27		214	261,615
6.63%, 07/15/33		232	235,363
Blue Racer Midstream LLC/Blue Racer Finance Corp.(b)
7.00%, 07/15/29		296	308,923
7.25%, 07/15/32		238	252,198
Buckeye Partners LP
6.88%, 07/01/29(b)		27	27,973
6.75%, 02/01/30(b)		118	122,488
5.85%, 11/15/43		182	160,407
5.60%, 10/15/44		117	98,666
CD&R Firefly Bidco PLC, 8.63%, 04/30/29(d)	GBP	100	141,110
Chord Energy Corp., 6.75%, 03/15/33(b)	USD	149	152,222
CITGO Petroleum Corp., 8.38%, 01/15/29(b)		939	976,700
Civitas Resources, Inc.(b)
8.38%, 07/01/28		300	307,173
8.75%, 07/01/31(f)		252	254,799
CNX Midstream Partners LP, 4.75%, 04/15/30(b)		124	117,127
CNX Resources Corp., 7.25%, 03/01/32(b)		154	159,453
Comstock Resources, Inc.(b)
6.75%, 03/01/29(f)		436	436,976
6.75%, 03/01/29		180	179,442
5.88%, 01/15/30		666	646,899
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)(f)		1,938	1,914,543
Crescent Energy Finance LLC(b)
7.63%, 04/01/32(f)		540	527,256
7.38%, 01/15/33		596	569,660
01/15/34(l)		519	519,324
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.38%, 06/30/33(b)		397	395,150
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)		166	172,845
Ecopetrol SA, 8.88%, 01/13/33		100	103,000
eG Global Finance PLC, 12.00%, 11/30/28(b)		391	431,615
Enbridge, Inc., (3-mo. CME Term SOFR + 3.90%), 6.25%, 03/01/78(a)(f)		1,865	1,872,387
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/31(b)		354	390,942
Energy Transfer LP
6.13%, 12/15/45(f)		500	491,088
5.30%, 04/15/47(f)		350	308,709
(5-year CMT + 4.02%), 8.00%, 05/15/54(a)		695	739,399
Series H, (5-year CMT + 5.69%), 6.50%(a)(f)(h)		4,521	4,541,199
EQT Corp., 4.50%, 01/15/29(b)		32	31,611
Excelerate Energy LP, 8.00%, 05/15/30(b)		256	269,865
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28		227	230,358
8.25%, 01/15/29		200	209,138
8.88%, 04/15/30		65	69,016
7.88%, 05/15/32		505	525,072
8.00%, 05/15/33		237	247,789
Global Partners LP/GLP Finance Corp., 7.13%, 07/01/33(b)		170	172,382
Gulfport Energy Operating Corp., 6.75%, 09/01/29(b)		242	248,014
Harvest Midstream I LP, 7.50%, 05/15/32(b)		147	155,257
Hess Corp., 4.30%, 04/01/27(f)		750	748,241
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Hess Midstream Operations LP, 6.50%, 06/01/29(b)	USD	339	$ 348,631
Hilcorp Energy I LP/Hilcorp Finance Co.(b)
6.25%, 11/01/28		188	188,436
5.75%, 02/01/29		229	226,020
6.00%, 04/15/30		28	27,220
6.25%, 04/15/32		21	20,052
8.38%, 11/01/33		444	460,689
6.88%, 05/15/34		477	456,886
7.25%, 02/15/35		189	184,814
Howard Midstream Energy Partners LLC(b)
8.88%, 07/15/28		127	133,330
7.38%, 07/15/32		152	159,858
Impulsora Pipeline LLC, 6.05%, 01/01/43(a)		1,430	1,232,121
ITT Holdings LLC, 6.50%, 08/01/29(b)(f)		590	561,061
Kimmeridge Texas Gas LLC, 8.50%, 02/15/30(b)		847	876,596
Kinetik Holdings LP, 6.63%, 12/15/28(b)		76	77,732
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(b)		190	191,343
Matador Resources Co.(b)
6.88%, 04/15/28(f)		332	338,548
6.50%, 04/15/32		399	399,208
MPLX LP, 1.75%, 03/01/26(f)		235	230,461
Murphy Oil Corp., 5.88%, 12/01/42		35	28,415
Nabors Industries, Inc., 7.38%, 05/15/27(b)		205	202,437
NGL Energy Operating LLC/NGL Energy Finance Corp.(b)
8.13%, 02/15/29		365	368,760
8.38%, 02/15/32(f)		1,238	1,241,718
Noble Finance II LLC, 8.00%, 04/15/30(b)		209	212,809
Northern Oil & Gas, Inc., 8.13%, 03/01/28(b)(f)		991	999,806
Northriver Midstream Finance LP, 6.75%, 07/15/32(b)		227	235,088
Parkland Corp., 6.63%, 08/15/32(b)		253	258,586
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(b)		198	177,762
Permian Resources Operating LLC(b)
8.00%, 04/15/27		230	235,152
5.88%, 07/01/29(f)		528	530,046
7.00%, 01/15/32(f)		288	298,564
6.25%, 02/01/33		731	737,784
Pertamina Persero PT, 6.45%, 05/30/44(b)(f)		200	205,000
Petroleos Mexicanos
8.75%, 06/02/29		146	150,676
5.95%, 01/28/31		183	164,993
10.00%, 02/07/33		80	85,624
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36(b)		60	61,659
Prairie Acquiror LP, 9.00%, 08/01/29(b)		253	263,529
Rockies Express Pipeline LLC, 4.95%, 07/15/29(b)		66	64,792
Shell Finance U.S., Inc., 4.00%, 05/10/46(f)		450	357,748
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(b)		510	534,005
Sunoco LP, 6.25%, 07/01/33(b)		346	351,778
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
5.50%, 01/15/28		178	176,955
7.38%, 02/15/29		702	721,502
6.00%, 12/31/30		13	12,756
6.00%, 09/01/31		128	124,908
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(b)		290	281,035
TransMontaigne Partners LLC, 8.50%, 06/15/30(b)		76	79,062
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)		87	88,226
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Transocean, Inc.(b)
8.00%, 02/01/27	USD	554	$ 545,756
8.25%, 05/15/29		201	185,833
8.75%, 02/15/30(f)		160	164,535
8.50%, 05/15/31		311	277,614
Valaris Ltd., 8.38%, 04/30/30(b)		560	574,545
Venture Global LNG, Inc.(b)
9.50%, 02/01/29		2,480	2,701,657
7.00%, 01/15/30		978	988,673
8.38%, 06/01/31(f)		1,681	1,745,947
9.88%, 02/01/32(f)		1,460	1,576,746
Vista Energy Argentina SAU, 8.50%, 06/10/33(b)		41	41,297
Vital Energy, Inc.
7.75%, 07/31/29(b)		140	123,639
9.75%, 10/15/30(f)		302	273,349
7.88%, 04/15/32(b)(f)		695	594,239
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(b)		337	334,766
			48,065,226
Paper & Forest Products — 0.0%
Fiber Bidco SpA, 6.13%, 06/15/31(d)	EUR	100	112,667
Magnera Corp., 7.25%, 11/15/31(b)	USD	183	172,551
			285,218
Passenger Airlines(b) — 0.3%
American Airlines, Inc., 8.50%, 05/15/29(f)		496	520,073
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31		282	274,352
OneSky Flight LLC, 8.88%, 12/15/29		318	331,115
United Airlines, Inc., 4.63%, 04/15/29(f)		886	860,009
			1,985,549
Personal Care Products — 0.2%
Opal Bidco SAS
5.50%, 03/31/32(d)	EUR	100	120,151
6.50%, 03/31/32(b)	USD	431	439,884
Perrigo Finance Unlimited Co., 6.13%, 09/30/32		434	438,163
			998,198
Pharmaceuticals — 2.0%
1261229 B.C. Ltd., 10.00%, 04/15/32(b)		4,112	4,148,062
AbbVie, Inc., 5.35%, 03/15/44(f)		1,500	1,470,262
Bausch Health Cos., Inc., 11.00%, 09/30/28(b)		1,585	1,569,150
Becton Dickinson & Co., 4.69%, 12/15/44(f)		600	522,149
CVS Health Corp., 6.00%, 06/01/44(f)		1,110	1,097,125
Dolcetto Holdco SpA, 07/14/32(d)(l)	EUR	100	118,680
Endo Finance Holdings, Inc., 8.50%, 04/15/31(b)(f)	USD	77	81,509
Grifols SA(d)
2.25%, 11/15/27	EUR	214	245,663
7.13%, 05/01/30		100	122,226
Gruenenthal GmbH, 4.63%, 11/15/31(d)		100	118,534
Nidda Healthcare Holding GmbH, 7.00%, 02/21/30(d)		100	122,956
Option Care Health, Inc., 4.38%, 10/31/29(b)(f)	USD	314	302,193
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, 04/30/28(b)(f)		600	577,063
Rossini SARL, (3-mo. EURIBOR + 3.88%), 5.86%, 12/31/29(a)(d)	EUR	42	50,461
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26(f)	USD	521	509,439
6.75%, 03/01/28		400	414,500
8.13%, 09/15/31(f)		200	225,062

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III BV (continued)
6.00%, 12/01/32	USD	289	$ 293,696
Viatris, Inc., 2.30%, 06/22/27(f)		392	373,528
			12,362,258
Real Estate Management & Development — 0.5%
Adler Financing SARL(g)
Series 1.5L, (10.00% PIK), 10.00%, 12/31/29	EUR	11	13,638
Series 1L, (8.25% PIK), 8.25%, 12/31/28		156	192,242
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 04/15/30(b)	USD	275	256,962
Series AI, 7.00%, 04/15/30		348	325,116
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 04/15/30(b)		160	162,578
CoreLogic, Inc., 4.50%, 05/01/28(b)(f)		1,597	1,523,350
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(b)		399	428,460
Fantasia Holdings Group Co. Ltd.(d)(e)(m)
11.75%, 04/17/22		430	11,825
12.25%, 10/18/22		200	5,500
11.88%, 06/01/23		200	5,500
9.25%, 07/28/23		400	11,000
Vivion Investments SARL, (6.50% PIK), 6.50%, 08/31/28(d)(g)	EUR	101	116,602
			3,052,773
Retail REITs — 0.1%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(b)(f)	USD	434	422,294
Semiconductors & Semiconductor Equipment(f) — 0.6%
Broadcom, Inc.(b)
4.15%, 04/15/32		1,000	963,342
3.50%, 02/15/41		800	634,038
Entegris, Inc., 4.75%, 04/15/29(b)		782	773,328
QUALCOMM, Inc.
5.40%, 05/20/33		400	421,718
4.30%, 05/20/47		700	586,626
			3,379,052
Software — 4.5%
AthenaHealth Group, Inc., 6.50%, 02/15/30(b)(f)		4,184	4,118,167
Camelot Finance SA, 4.50%, 11/01/26(b)		209	205,793
Capstone Borrower, Inc., 8.00%, 06/15/30(b)		1,053	1,097,627
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(b)(f)		238	196,801
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)		373	303,122
Cloud Software Group, Inc.(b)(f)
6.50%, 03/31/29		2,966	2,993,622
9.00%, 09/30/29		3,533	3,662,044
8.25%, 06/30/32		3,329	3,542,818
CoreWeave, Inc., 9.25%, 06/01/30(b)		389	397,688
Dun & Bradstreet Corp., 5.00%, 12/15/29(b)(f)		826	846,650
Elastic NV, 4.13%, 07/15/29(b)		413	394,630
Ellucian Holdings, Inc., 6.50%, 12/01/29(b)		675	690,318
Fair Isaac Corp.(b)
4.00%, 06/15/28		112	109,006
6.00%, 05/15/33		1,640	1,655,032
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/28(b)		200	189,183
Security		Par (000)	Value
Software (continued)
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL (continued)
7.88%, 05/01/29(d)	EUR	100	$ 121,859
8.75%, 05/01/29(b)(f)	USD	217	223,216
IPD 3 BV, 5.50%, 06/15/31(d)	EUR	100	119,415
Oracle Corp.(f)
3.95%, 03/25/51	USD	250	184,524
6.13%, 08/03/65		600	600,605
Playtika Holding Corp., 4.25%, 03/15/29(b)		67	60,803
SS&C Technologies, Inc., 6.50%, 06/01/32(b)(f)		674	699,690
TeamSystem SpA, (3-mo. EURIBOR + 3.50%), 5.78%, 07/31/31(a)(d)	EUR	100	117,976
Twilio, Inc.
3.63%, 03/15/29	USD	206	196,121
3.88%, 03/15/31		209	195,472
UKG, Inc., 6.88%, 02/01/31(b)(f)		3,375	3,501,816
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)(f)		955	897,887
			27,321,885
Specialty Retail — 0.1%
Afflelou SAS, 6.00%, 07/25/29(d)	EUR	100	122,462
Bubbles Bidco SpA, (3-mo. EURIBOR + 4.25%), 6.23%, 09/30/31(a)(d)		100	118,162
Duomo Bidco SpA, (3-mo. EURIBOR + 4.13%), 6.40%, 07/15/31(a)(d)		100	118,384
Staples, Inc., 10.75%, 09/01/29(b)	USD	243	229,981
			588,989
Technology Hardware, Storage & Peripherals — 0.3%
Diebold Nixdorf, Inc., 7.75%, 03/31/30(b)		183	194,144
Seagate Data Storage Technology Pte Ltd., 5.88%, 07/15/30(b)		339	344,061
Seagate HDD Cayman
8.25%, 12/15/29		341	363,164
8.50%, 07/15/31		615	660,006
			1,561,375
Textiles, Apparel & Luxury Goods — 0.4%
Beach Acquisition Bidco LLC(b)(l)
07/15/32	EUR	613	727,499
07/15/33	USD	1,236	1,281,133
Hanesbrands, Inc., 9.00%, 02/15/31(b)		20	21,175
Levi Strauss & Co., 3.50%, 03/01/31(b)		21	19,214
PrestigeBidCo GmbH, (3-mo. EURIBOR + 3.75%), 6.03%, 07/01/29(a)(d)	EUR	100	118,355
Under Armour, Inc., 7.25%, 07/15/30(b)	USD	165	167,096
			2,334,472
Tobacco(f) — 0.4%
Altria Group, Inc., 3.40%, 02/04/41		750	556,367
BAT Capital Corp.
7.08%, 08/02/43		500	550,687
4.54%, 08/15/47		715	577,593
Philip Morris International, Inc., 3.88%, 08/21/42		900	731,926
			2,416,573
Trading Companies & Distributors(b) — 0.2%
Gates Corp/DE, 6.88%, 07/01/29		344	357,198
Resideo Funding, Inc.
4.00%, 09/01/29		77	72,580
6.50%, 07/15/32(f)		495	507,124
			936,902
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Transportation Infrastructure — 0.2%
Edge Finco PLC, 8.13%, 08/15/31(d)	GBP	100	$ 142,972
FedEx Corp.(f)
3.90%, 02/01/35	USD	500	447,088
4.40%, 01/15/47		500	393,087
Mobico Group PLC, 3.63%, 11/20/28(d)	GBP	100	117,010
			1,100,157
Wireless Telecommunication Services — 0.7%
Altice France SA(b)
5.50%, 01/15/28	USD	357	300,448
5.13%, 01/15/29		400	330,500
5.13%, 07/15/29		2,000	1,653,050
5.50%, 10/15/29		200	165,783
Telecom Argentina SA, 9.25%, 05/28/33(b)		40	40,705
VF Ukraine PAT via VFU Funding PLC, 9.63%, 02/11/27(d)		156	149,025
Vmed O2 U.K. Financing I PLC
4.00%, 01/31/29(d)	GBP	100	127,326
4.25%, 01/31/31(b)	USD	600	549,671
4.50%, 07/15/31(d)	GBP	100	122,852
4.75%, 07/15/31(b)	USD	362	334,860
7.75%, 04/15/32(b)		252	261,865
WOM Mobile SA, (11.00% PIK), 11.00%, 04/01/31(b)(g)		73	71,303
Zegona Finance PLC, 6.75%, 07/15/29(d)	EUR	100	125,157
			4,232,545
Total Corporate Bonds — 85.2% (Cost: $505,978,672)			514,476,057
Fixed Rate Loan Interests
Financial Services — 0.0%
Clover Holdings SPV III LLC, 2024 USD Term Loan, 15.00%, 12/09/27	USD	31	30,767
Health Care Equipment & Supplies — 0.6%
Cotiviti, Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31		3,462	3,474,481
Software — 0.4%
Clover Holdings 2 LLC, Fixed Term Loan B, 7.75%, 12/09/31		2,339	2,356,542
Total Fixed Rate Loan Interests — 1.0% (Cost: $5,831,046)			5,861,790
Floating Rate Loan Interests(a)
Aerospace & Defense — 0.2%
Cubic Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.84%, 05/25/28		171	88,453
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.84%, 05/25/28		35	17,963
Goat Holdco LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 01/27/32		210	210,147
Security		Par (000)	Value
Aerospace & Defense (continued)
Kaman Corp., 2025 Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.08%, 02/26/32	USD	550	$ 549,462
Signia Aerospace LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.30%, 12/11/31(c)		185	185,760
			1,051,785
Automobile Components — 0.2%
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.08%, 02/23/29		454	422,560
Clarios Global LP, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 01/28/32		642	642,127
Tenneco, Inc.
2022 Term Loan A, (3-mo. CME Term SOFR at 0.50% Floor + 4.85%), 9.17%, 11/17/28		39	38,310
2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.42%, 11/17/28		171	166,599
			1,269,596
Beverages — 0.1%
Sazerac Co., Inc., Term Loan B, 06/25/32(c)(n)		434	433,457
Broadline Retail — 0.1%
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 9.08%, 03/15/30		631	611,353
Building Products — 0.0%
Cornerstone Building Brands, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.81%, 05/15/31		68	57,769
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.55%, 08/05/31		221	217,283
			275,052
Capital Markets — 0.1%
Ardonagh Group Finco Pty. Ltd., 2024 USD Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.04%, 02/15/31		236	233,592
Focus Financial Partners LLC, 2025 Incremental Term Loan B, 09/15/31(n)		104	103,754
OVG Business Services LLC, 2024 Term Loan B, (1- mo. CME Term SOFR + 3.00%), 7.33%, 06/25/31(c)		16	15,786
			353,132
Chemicals — 0.2%
Aruba Investments Holdings LLC, 2020 2nd Lien Term Loan, (1-mo. CME Term SOFR + 7.85%), 12.18%, 11/24/28		118	110,143
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.02%, 10/04/29		549	548,336
Lonza Group AG, USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 8.22%, 07/03/28		429	390,461
Momentive Performance Materials, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.00%), 8.33%, 03/29/28		131	131,168
Oxea Holding Drei GmbH, 2017 USD Term Loan B2, 04/08/31(n)		46	42,849
			1,222,957

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies — 0.2%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.18%, 05/12/28	USD	305	$ 306,545
Jupiter Buyer Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.05%, 11/01/31		92	92,380
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.43%, 10/30/28		469	421,325
Summer BC Holdco B SARL, 2024 USD Term Loan B, 02/15/29(n)		113	112,771
			933,021
Communications Equipment — 0.1%
COMMSCOPE, 2024 Term Loan, 12/17/29(n)		357	360,787
Construction & Engineering — 0.2%
Brand Industrial Services, Inc., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.78%, 08/01/30		1,122	934,752
Construction Materials — 0.1%
White Cap Supply Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 10/19/29		622	617,894
Diversified Consumer Services — 0.1%
Ascend Learning LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.85%), 10.18%, 12/10/29		74	73,803
2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.33%, 12/11/28		47	46,976
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 01/30/31		595	592,480
			713,259
Diversified Telecommunication Services — 0.7%
Coral-U.S. Co-Borrower LLC, 2025 Term Loan B7, (3- mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.51%, 02/02/32		221	218,306
Frontier Communications Holdings LLC, 2025 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.79%, 07/01/31		99	98,382
Level 3 Financing, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.58%, 03/27/32		1,365	1,378,937
Lumen Technologies, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.79%, 04/16/29		266	262,143
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.79%, 04/15/30		136	134,454
2024 Term Loan A, (1-mo. CME Term SOFR at 2.00% Floor + 6.00%), 10.33%, 06/01/28		84	85,528
Radiate Holdco LLC, 2025 FLFO Term Loan, 09/25/29(n)		735	642,137
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.11%), 7.44%, 03/09/27		1,551	1,472,254
			4,292,141
Security		Par (000)	Value
Electrical Equipment — 0.0%
GrafTech Global Enterprises, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 6.00%), 10.32%, 12/21/29	USD	123	$ 123,471
Energy Equipment & Services — 0.0%
Covia Holdings LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 02/26/32		39	39,434
Entertainment — 0.0%
City Football Group Ltd., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.76%), 8.04%, 07/22/30		235	233,385
Financial Services — 0.2%
CPI Holdco B LLC, 2024 Term Loan, 05/19/31(n)		— (o)	125
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 8.05%, 04/09/27		131	127,384
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 11.31%, 04/07/28		234	223,236
EOC Borrower LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 03/24/32		427	427,092
Gryphon Debt Merger Sub, Inc., Term Loan B, 06/18/32(n)		400	399,668
Howden Group Holdings Ltd., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.83%, 04/18/30		42	42,091
Orion US Finco, 1st Lien Term Loan, 05/20/32(n)		114	114,342
Summit Acquisition, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.08%, 10/16/31		148	147,445
			1,481,383
Food Products — 0.0%
Chobani LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 10/25/27		18	17,951
Health Care Equipment & Supplies — 0.1%
Bausch & Lomb Corp.
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.33%, 09/29/28		262	262,000
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.57%, 06/26/30		610	608,801
			870,801
Health Care Providers & Services — 0.4%
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 8.40%, 10/01/27		593	570,015
LifePoint Health, Inc.
2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.01%, 05/19/31		442	436,578
2024 Incremental Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.82%, 05/19/31		201	198,143
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.01%), 8.29%, 06/02/28		322	313,085
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Providers & Services (continued)
Quorum Health Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.60%, 4.75% PIK), 15.56%, 01/28/28(g)	USD	326	$ 234,044
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.30%, 09/27/30		759	750,797
			2,502,662
Health Care Technology — 0.2%
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.08%, 02/15/29		1,103	1,101,375
Hotels, Restaurants & Leisure — 0.0%
Great Canadian Gaming Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.07%, 11/01/29		139	135,190
Household Durables — 0.0%
Hunter Douglas, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 01/20/32		114	114,157
SWF Holdings I Corp., 2024 FLFO A1 Term Loan, (1- mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.83%, 12/19/29		52	51,520
			165,677
Industrial Conglomerates — 0.1%
Beach Acquisition Bidco LLC, USD Term Loan B, 06/25/32(c)(n)		339	340,695
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.57%, 12/02/31		302	303,323
			644,018
Insurance — 0.2%
AssuredPartners, Inc., 2024 Incremental Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.83%, 02/14/31		82	82,054
Truist Insurance Holdings LLC, 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.05%, 05/06/32		852	861,183
			943,237
Interactive Media & Services — 0.1%
Camelot U.S. Acquisition LLC, 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 01/31/31		367	367,000
IT Services — 0.2%
Asurion LLC, 2025 Term Loan B13, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.55%, 09/19/30		229	222,464
Central Parent LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.55%, 07/06/29		94	78,284
Fortress Intermediate 3, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.83%, 06/27/31(c)		149	148,855
Mitchell International, Inc., 2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.58%, 06/17/31		233	232,068
Security		Par (000)	Value
IT Services (continued)
Neptune Bidco U.S., Inc., 2022 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.33%, 04/11/29	USD	459	$ 433,251
Shift4 Payments LLC, 2025 Term Loan, 05/07/32(n)		168	169,312
			1,284,234
Machinery — 0.2%
Husky Injection Molding Systems Ltd., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.73%, 02/15/29		1,053	1,054,995
Vortex Opco LLC, Second Out Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.36%), 8.66%, 12/17/28		219	95,157
			1,150,152
Media — 0.5%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 8.44%, 08/23/28		692	685,168
CSC Holdings LLC
2019 Term Loan B5, (Prime + 1.50%), 9.00%, 04/15/27		536	521,043
2022 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.81%, 01/18/28		498	490,628
Directv Financing LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.83%, 02/17/31		984	936,447
Gray Television, Inc.
2021 Term Loan D, (1-mo. CME Term SOFR + 3.11%), 7.44%, 12/01/28		311	300,440
2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 9.57%, 06/04/29		61	61,080
			2,994,806
Metals & Mining — 0.0%
Star Holding LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.83%, 07/31/31		236	224,316
Pharmaceuticals — 0.1%
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.83%, 05/04/28		36	36,241
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.33%, 04/23/31		240	239,550
			275,791
Professional Services — 0.1%
Amentum Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 09/29/31		52	51,979
CoreLogic, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 06/02/28		162	160,333
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.00%), 10.03%, 07/31/30		168	154,931
			367,243
Software — 0.7%
Applied Systems, Inc., 2024 2nd Lien Term Loan, (3- mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.80%, 02/23/32		201	205,687

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
Boxer Parent Co., Inc.
2024 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.75%), 10.08%, 07/30/32	USD	273	$ 264,982
2025 USD 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 07/30/31		438	435,098
Cloud Software Group, Inc.
2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.80%, 03/29/29		178	178,254
2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 03/21/31		723	723,997
Cloudera, Inc.
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.43%, 10/08/29		442	398,801
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.18%, 10/08/28		128	122,318
Delta Topco, Inc., 2024 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.57%, 11/29/30		78	78,122
Ellucian Holdings, Inc., 2024 2nd Lien Term Loan, (1- mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.08%, 11/22/32(c)		880	897,600
MH Sub I LLC
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.58%, 05/03/28		432	404,551
2024 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.58%, 12/31/31		292	253,204
Proofpoint, Inc., 2025 Fungible Term Loan, 08/31/28(n)		72	72,008
RealPage, Inc., 2024 Incremental Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 04/24/28		201	201,495
Sabre GLBL, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 12/17/27		25	24,528
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 12/17/27		14	14,117
2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.35%), 8.68%, 06/30/28		8	7,888
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.43%, 11/15/29		125	124,615
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.43%, 11/15/29		35	32,864
			4,440,129
Specialty Retail — 0.0%
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.18%, 02/11/28		233	230,163
Trading Companies & Distributors — 0.2%
Foundation Building Materials, Inc.
2021 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 7.79%, 01/31/28		201	198,350
Security		Par (000)	Value
Trading Companies & Distributors (continued)
Foundation Building Materials, Inc. (continued)
2024 Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.28%, 01/29/31	USD	652	$ 637,381
2025 Term Loan, 01/29/31(n)		115	112,958
			948,689
Wireless Telecommunication Services — 0.2%
Digicel International Finance Ltd., 2024 Term Loan, (3-mo. CME Term SOFR + 5.25%, 2.25% PIK), 11.78%, 05/25/27(g)		1,012	1,008,212
Windstream Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.85%), 9.18%, 10/01/31(c)		156	156,585
			1,164,797
Total Floating Rate Loan Interests — 5.8% (Cost: $35,174,744)			34,775,090
Foreign Agency Obligations
Bahrain — 0.0%
Bahrain Government International Bonds, 5.45%, 09/16/32(d)		200	185,500
Barbados — 0.0%
Barbados Government International Bonds, 8.00%, 06/26/35(b)		55	55,330
Bulgaria — 0.0%
Bulgaria Government International Bonds, 5.00%, 03/05/37(d)		72	70,380
Chile — 0.0%
Chile Government International Bonds, 4.34%, 03/07/42(f)		200	173,100
Colombia — 0.0%
Colombia Government International Bonds, 8.00%, 04/20/33(f)		200	206,900
Dominican Republic — 0.1%
Dominican Republic International Bonds
5.95%, 01/25/27(d)		176	177,584
4.50%, 01/30/30(b)		200	190,000
7.05%, 02/03/31(b)		150	157,230
			524,814
Egypt — 0.0%
Egypt Government International Bonds, 7.50%, 02/16/61(b)		200	145,350
Guatemala — 0.1%
Guatemala Government Bonds(b)
5.38%, 04/24/32		200	195,250
6.60%, 06/13/36		200	203,400
			398,650
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hungary — 0.1%
Hungary Government International Bonds, Series 10Y, 5.38%, 09/12/33(d)	EUR	114	$ 144,652
Magyar Export-Import Bank Zrt, 6.00%, 05/16/29(d)		121	153,579
			298,231
Mexico — 0.1%
Mexico Government International Bonds
3.75%, 01/11/28	USD	300	295,500
6.35%, 02/09/35(f)		200	204,500
			500,000
Morocco — 0.0%
Morocco Government International Bonds, 5.95%, 03/08/28(b)		200	204,900
Nigeria — 0.0%
Nigeria Government International Bonds, 8.38%, 03/24/29(b)		200	201,250
Oman — 0.1%
Oman Government International Bonds, 6.75%, 01/17/48(d)		309	318,425
Peru — 0.1%
Peruvian Government International Bonds(f)
2.78%, 01/23/31		117	105,028
1.86%, 12/01/32		178	142,400
			247,428
Poland — 0.0%
Republic of Poland Government International Bonds
4.88%, 10/04/33(f)		138	136,945
5.50%, 04/04/53		71	66,048
			202,993
Romania — 0.1%
Romanian Government International Bonds
5.25%, 11/25/27(b)(f)		168	167,790
2.12%, 07/16/31(d)	EUR	168	164,626
5.88%, 07/11/32(b)		99	117,522
6.25%, 09/10/34(b)		97	115,054
			564,992
Saudi Arabia — 0.1%
Saudi Government International Bonds, 4.50%, 04/17/30(d)(f)	USD	362	361,547
South Africa — 0.1%
Republic of South Africa Government International Bonds
5.00%, 10/12/46		200	139,750
5.75%, 09/30/49		492	369,492
			509,242
Uzbekistan — 0.0%
Republic of Uzbekistan International Bonds, 5.38%, 05/29/27(b)	EUR	100	120,667
Total Foreign Agency Obligations — 0.9% (Cost: $5,214,654)			5,289,699
Municipal Bonds
Arizona — 0.1%
Maricopa County Industrial Development Authority, RB, 7.38%, 10/01/29(b)	USD	700	725,077
Security		Par (000)	Value
California — 0.1%
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 3.71%, 06/01/41	USD	1,000	$ 767,685
Illinois — 0.1%
State of Illinois, GO, 5.10%, 06/01/33		698	699,652
Massachusetts — 0.1%
Massachusetts Educational Financing Authority, Refunding RB, Series A, 6.35%, 07/01/49		680	706,271
New York — 0.2%
New York City Municipal Water Finance Authority, Refunding RB, BAB, 6.01%, 06/15/42		1,000	1,036,759
Texas — 0.2%
Port of Beaumont Navigation District, Refunding ARB, Series B, 10.00%, 07/01/26(b)		850	870,131
Total Municipal Bonds — 0.8% (Cost: $4,714,016)			4,805,575
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 16.0%
A&D Mortgage Trust, Series 2024-NQM5, Class A1, 5.70%, 11/25/69(b)		1,427	1,432,293
ACRA Trust, Series 2024-NQM1, Class A1, 5.61%, 10/25/64(b)		467	466,838
Ajax Mortgage Loan Trust, Class B, 0.00%, 12/25/57(a)(b)		1	264
Alternative Loan Trust
Series 2006-J8, Class A5, 6.00%, 02/25/37		1,758	685,597
Series 2007-19, Class 1A1, 6.00%, 08/25/37		530	245,256
Angel Oak Mortgage Trust(b)
Series 2024-10, Class A1, 5.35%, 10/25/69		1,595	1,591,240
Series 2025-7, Class A1, 5.51%, 06/25/70(a)		1,500	1,507,375
Bravo Residential Funding Trust(b)
Series 2021-NQM1, Class A1, 0.94%, 02/25/49(a)		401	374,986
Series 2023-NQM3, Class A1, 4.85%, 09/25/62		327	325,131
Series 2023-NQM4, Class A1, 6.44%, 05/25/63		1,027	1,032,670
Chase Home Lending Mortgage Trust, Series 2019- ATR1, Class A12, 6.50%, 04/25/49(a)(b)		297	299,812
CHL Mortgage Pass-Through Trust
Series 2007-J2, Class 2A1, (1 mo. Term SOFR + 0.76%), 5.08%, 07/25/37(a)		2,592	659,069
Series 2007-J2, Class 2A8, 6.00%, 07/25/37		1,431	481,286
CIM Trust(b)
Series 2023-I1, Class A1, 6.03%, 04/25/58		973	972,418
Series 2023-I2, Class A1, 6.64%, 12/25/67		922	927,747
Citigroup Mortgage Loan Trust, Series 2006-AR7, Class 2A3A, 4.87%, 11/25/36(a)		362	346,440
COLT Mortgage Loan Trust(b)
Series 2020-2, Class M1, 5.25%, 03/25/65(a)		2,550	2,557,381
Series 2020-3, Class M1, 3.36%, 04/27/65(a)		2,850	2,722,397
Series 2022-1, Class A1, 4.55%, 04/25/67(a)		1,149	1,151,133
Series 2022-7, Class A1, 5.16%, 04/25/67		1,784	1,775,672
Series 2022-9, Class A1, 6.79%, 12/25/67		229	229,341
Series 2023-2, Class A1, 6.60%, 07/25/68		892	898,758
Series 2024-6, Class A1, 5.39%, 11/25/69		1,180	1,180,537
Series 2024-7, Class A1, 5.54%, 12/26/69		1,397	1,401,075
Series 2024-INV4, Class A1, 5.61%, 05/25/69		1,172	1,176,266
Series 2025-6, Class A1, 5.53%, 08/25/70		1,800	1,809,944
Countrywide Alternative Loan Trust
Series 2005-9CB, Class 1A3, (1 mo. Term SOFR + 0.56%), 4.88%, 05/25/35(a)		984	866,608

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Countrywide Alternative Loan Trust (continued)
Series 2006-40T1, Class 2A5, (1 mo. Term SOFR + 0.51%), 4.83%, 12/25/36(a)	USD	2,249	$ 462,689
Series 2006-7CB, Class 2A1, 6.50%, 05/25/36		1,303	531,018
Series 2006-J7, Class 2A1, (1-mo. SOFR US + 1.61%), 6.46%, 11/20/46(a)		2,305	1,998,477
Series 2006-OA14, Class 3A1, (12-mo. MTA + 0.85%), 5.25%, 11/25/46(a)		3,609	3,239,436
Series 2006-OA16, Class A2, (1 mo. Term SOFR + 0.49%), 4.81%, 10/25/46(a)		2,384	2,217,174
Series 2006-OA18, Class A1, (1 mo. Term SOFR + 0.35%), 4.67%, 12/25/46(a)		1,260	1,118,088
Series 2006-OA6, Class 1A1A, (1 mo. Term SOFR + 0.53%), 4.85%, 07/25/46(a)		2,662	2,380,589
Series 2006-OA8, Class 1A1, (1 mo. Term SOFR + 0.49%), 4.81%, 07/25/46(a)		954	858,460
Series 2007-12T1, Class A22, 5.75%, 06/25/37		3,199	1,359,803
Series 2007-12T1, Class A5, 6.00%, 06/25/37		1,552	686,648
Series 2007-22, Class 2A16, 6.50%, 09/25/37		6,831	2,391,934
Series 2007-23CB, Class A1, 6.00%, 09/25/37		3,843	1,808,915
Series 2007-4CB, Class 1A3, (1 mo. Term SOFR + 0.46%), 4.78%, 04/25/37(a)		1,335	1,001,888
Series 2007-OA2, Class 1A1, (12-mo. MTA + 0.84%), 5.24%, 03/25/47(a)		1,335	1,133,906
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, (1 mo. Term SOFR + 0.51%), 4.83%, 04/25/46(a)		3,220	3,097,561
CSMC(a)(b)
Series 2011-4R, Class 1A2, (1 mo. Term SOFR + 1.61%), 5.94%, 09/27/37		749	615,534
Series 2021-NQM2, Class M1, 2.28%, 02/25/66		1,500	1,145,455
CSMC Trust, Series 2022-NQM5, Class A1, 5.17%, 05/25/67(a)(b)		2,306	2,297,038
Ellington Financial Mortgage Trust(a)(b)
Series 2020-1, Class M1, 5.24%, 05/25/65		500	508,710
Series 2021-2, Class A1, 0.93%, 06/25/66		169	140,825
Flagstar Mortgage Trust, Series 2021-4, Class A1, 2.50%, 06/01/51(a)(b)		1,919	1,566,256
GCAT Trust(a)(b)
Series 2022-NQM3, Class A1, 4.35%, 04/25/67		849	846,263
Series 2024-INV4, Class A2, 5.50%, 12/25/54		921	915,538
Homes Trust(b)
Series 2024-NQM2, Class A1, 5.72%, 10/25/69		548	550,830
Series 2025-NQM3, Class A1, 5.63%, 02/25/70		1,300	1,309,338
Homeward Opportunities Fund Trust, Series 2022-1, Class A1, 5.08%, 07/25/67(b)		868	863,381
JP Morgan Mortgage Trust(a)(b)
Series 2022-DSC1, Class A1, 4.75%, 01/25/63		425	415,393
Series 2023-DSC1, Class A1, 4.63%, 07/25/63		278	270,170
Series 2024-INV1, Class A3, 5.50%, 04/25/55		1,734	1,723,251
MFA Trust(b)
Series 2021-NQM1, Class M1, 2.31%, 04/25/65(a)		2,000	1,674,618
Series 2023-NQM3, Class A1, 6.62%, 07/25/68		1,203	1,211,261
Mill City Mortgage Trust, Series 2023-NQM2, Class A1, 6.24%, 12/25/67(b)		1,349	1,350,658
Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, 3.92%, 05/26/37(b)		2,575	3,129,836
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM5, Class A1, 5.65%, 10/25/69(a)(b)		1,377	1,382,211
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 1A2, 6.16%, 05/25/36(a)		6,414	1,142,646
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
OBX Trust(b)
Series 2022-NQM9, Class A1A, 6.45%, 09/25/62	USD	430	$ 429,693
Series 2023-NQM1, Class A1, 6.12%, 11/25/62(a)		347	346,498
Series 2023-NQM5, Class A1A, 6.57%, 06/25/63		1,041	1,048,898
Series 2023-NQM6, Class A1, 6.52%, 07/25/63		1,047	1,055,539
Series 2024-NQM17, Class A1, 5.61%, 11/25/64(a)		1,148	1,151,375
PMT Loan Trust, Series 2024-INV1, Class A3, 5.50%, 10/25/59(a)(b)		1,816	1,803,325
PRKCM Trust, Series 2023-AFC2, Class A1, 6.48%, 06/25/58(b)		932	934,572
Provident Funding Mortgage Trust, Series 2024-1, Class A1, 5.50%, 12/25/54(a)(b)		1,428	1,419,612
Radian Mortgage Capital Trust, Series 2024-J2, Class A4, 5.50%, 03/25/55(a)(b)		681	675,582
Residential Asset Securitization Trust, Series 2006-A8, Class 2A5, (1 mo. Term SOFR + 0.71%), 5.03%, 08/25/36(a)		6,300	1,240,610
Sequoia Mortgage Trust, Series 2024-INV1, Class A3, 5.50%, 10/25/54(a)(b)		932	927,220
SG Residential Mortgage Trust, Series 2022-2, Class A1, 5.35%, 08/25/62(b)		586	584,643
Spruce Hill Mortgage Loan Trust, Series 2022-SH1, Class A1A, 4.10%, 07/25/57(b)		591	580,587
STAR Trust, Series 2021-1, Class M1, 2.36%, 05/25/65(a)(b)		1,750	1,543,253
Starwood Mortgage Residential Trust, Series 2020-3, Class M1, 3.54%, 04/25/65(a)(b)		1,057	936,295
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75%, 06/25/57(a)(b)		15	15,068
Verus Securitization Trust(b)
Series 2022-3, Class A1, 4.13%, 02/25/67		389	372,081
Series 2022-7, Class A1, 5.15%, 07/25/67		1,467	1,476,271
Series 2022-INV2, Class A1, 6.79%, 10/25/67		368	367,795
Series 2023-1, Class A1, 5.85%, 12/25/67		229	228,375
Series 2023-5, Class A1, 6.48%, 06/25/68		763	767,771
Series 2024-8, Class A1, 5.36%, 10/25/69(a)		1,599	1,598,323
Series 2024-R1, Class A1, 5.22%, 09/25/69(a)		1,597	1,596,085
Visio Trust, Series 2023-2, Class A1, 6.60%, 10/25/58(b)		1,258	1,268,057
			96,830,860
Commercial Mortgage-Backed Securities — 3.5%
Bayview Commercial Asset Trust, Series 2007-2A, Class A1, (1 mo. Term SOFR + 0.52%), 4.84%, 07/25/37(a)(b)		988	910,829
BFLD Commercial Mortgage Trust, Series 2024-UNIV, Class D, (1 mo. Term SOFR + 2.69%), 7.00%, 11/15/41(a)(b)		630	630,788
BLP Commercial Mortgage Trust, Series 2024-INDS, Class D, (1 mo. Term SOFR + 2.59%), 6.90%, 03/15/41(a)(b)		379	379,057
BPR Commercial Mortgage Trust, Series 2024-PARK, Class D, 7.23%, 11/05/39(a)(b)		200	203,945
BX Commercial Mortgage Trust(a)(b)
Series 2021-CIP, Class A, (1 mo. Term SOFR + 1.04%), 5.35%, 12/15/38		528	527,457
Series 2021-SOAR, Class A, (1 mo. Term SOFR + 0.78%), 5.10%, 06/15/38		1,447	1,446,165
Series 2022-LP2, Class A, (1 mo. Term SOFR + 1.01%), 5.32%, 02/15/39		885	884,087
Series 2024-MF, Class C, (1 mo. Term SOFR + 1.94%), 6.25%, 02/15/39		452	452,570
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Trust(a)(b)
Series 2021-LBA, Class AJV, (1 mo. Term SOFR + 0.91%), 5.23%, 02/15/36	USD	1,650	$ 1,648,969
Series 2023-DELC, Class A, (1 mo. Term SOFR + 2.69%), 7.00%, 05/15/38		140	140,873
Series 2024-BIO, Class C, (1 mo. Term SOFR + 2.64%), 6.95%, 02/15/41		240	239,100
Series 2024-CNYN, Class C, (1 mo. Term SOFR + 1.94%), 6.25%, 04/15/41		671	672,444
Series 2024-PAT, Class B, (1 mo. Term SOFR + 3.04%), 7.35%, 03/15/41		170	170,000
CENT Trust, Series 2023-CITY, Class A, (1 mo. Term SOFR + 2.62%), 6.93%, 09/15/38(a)(b)		1,081	1,082,371
Century Plaza Towers, Series 2019-CPT, Class C, 3.10%, 11/13/39(a)(b)		250	218,513
CONE Trust, Series 2024-DFW1, Class D, (1 mo. Term SOFR + 3.04%), 7.35%, 08/15/41(a)(b)		660	658,287
CSMC, Series 2021-BHAR, Class C, (1 mo. Term SOFR + 2.11%), 6.43%, 11/15/38(a)(b)		270	266,330
DC Trust, Series 2024-HLTN, Class C, 7.29%, 04/13/40(a)(b)		220	219,833
Extended Stay America Trust(a)(b)
Series 2021-ESH, Class D, (1 mo. Term SOFR + 2.36%), 6.68%, 07/15/38		1,226	1,228,084
Series 2021-ESH, Class F, (1 mo. Term SOFR + 3.81%), 8.13%, 07/15/38		778	777,959
GS Mortgage Securities Corp. Trust(a)(b)
Series 2023-FUN, Class B, (1 mo. Term SOFR + 2.79%), 7.10%, 03/15/28		550	551,719
Series 2023-SHIP, Class E, 7.68%, 09/10/38		275	276,675
GS Mortgage Securities Trust(a)(b)
(1 mo. Term SOFR + 3.45%), 7.76%, 11/25/41		500	500,093
Series 2025-800D, Class A, (1 mo. Term SOFR + 2.65%), 6.96%, 11/25/41		120	120,215
JP Morgan Chase Commercial Mortgage Securities Trust(a)(b)
Series 2016-NINE, Class B, 2.95%, 09/06/38		275	266,096
Series 2022-ACB, Class A, (30-day Avg SOFR + 1.40%), 5.70%, 03/15/39		1,600	1,600,000
JW Commercial Mortgage Trust, Series 2024-MRCO, Class C, (1 mo. Term SOFR + 2.39%), 6.70%, 06/15/39(a)(b)		800	798,004
MCR Mortgage Trust, Series 2024-TWA, Class E, 8.73%, 06/12/39(b)		790	798,960
MF1 Trust, Series 2021-W10, Class A, (1 mo. Term SOFR + 1.07%), 5.38%, 12/15/34(a)(b)		520	518,519
MIC Trust, Series 2023-MIC, Class B, 9.86%, 12/05/38(a)(b)		233	254,160
SELF Commercial Mortgage Trust, Series 2024-STRG, Class D, (1 mo. Term SOFR + 2.94%), 7.25%, 11/15/34(a)(b)		270	272,094
VEGAS, Series 2024-GCS, Class D, 6.42%, 07/10/36(a)(b)		650	613,585
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
Series 2016-LC25, Class A4, 3.64%, 12/15/59	USD	1,600	$ 1,573,875
Series 2024-BPRC, Class D, 7.08%, 07/15/43(b)		250	250,917
			21,152,573
Total Non-Agency Mortgage-Backed Securities — 19.5% (Cost: $133,467,628)			117,983,433
Preferred Securities
Capital Trusts — 7.7%(a)
Banks(h) — 0.9%
Nordea Bank Abp, 3.75%(b)		560	502,919
PNC Financial Services Group, Inc., Series W, 6.25%(f)		4,380	4,503,635
Rizal Commercial Banking Corp., 6.50%(d)		200	199,500
			5,206,054
Capital Markets — 0.5%
Bank of New York Mellon Corp., Series I, 3.75%(f)(h)		2,845	2,778,601
Diversified Telecommunication Services(d) — 0.0%
British Telecommunications PLC, 8.38%, 12/20/83	GBP	100	147,094
Telefonica Europe BV, 6.14%(h)	EUR	100	126,158
			273,252
Electric Utilities — 1.0%
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/79(f)	USD	4,500	4,482,772
PG&E Corp., 7.38%, 03/15/55		1,424	1,348,557
			5,831,329
Financial Services — 4.5%
Bank of America Corp., 6.63%(f)(h)		3,635	3,764,599
Barclays PLC(h)
4.38%(f)		2,835	2,638,931
8.00%		200	209,785
9.63%(f)		1,105	1,227,332
Citigroup, Inc., Series BB, 7.20%(h)		2,500	2,577,705
Goldman Sachs Group, Inc., Series W, 7.50%(f)(h)		2,500	2,654,710
HSBC Holdings PLC(f)(h)
4.70%		465	421,499
6.00%		230	229,767
JPMorgan Chase & Co.(f)
Series II, 7.04%(h)		4,000	4,020,400
Series U, 5.48%, 01/15/87		358	327,529
Lloyds Banking Group PLC, 6.75%(h)		515	517,730
NatWest Group PLC(h)
6.00%(f)		1,185	1,183,054
8.13%		595	641,799
UBS Group AG(b)(h)
Series NC10, 9.25%		5,460	6,314,004
Series NC5, 9.25%		616	672,348
			27,401,192
Independent Power and Renewable Electricity Producers(b)(h) — 0.2%
NRG Energy, Inc., 10.25%		625	694,020
Vistra Corp., 7.00%		267	270,213
			964,233

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Multi-Sector Income Trust (BIT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Pharmaceuticals — 0.6%
CVS Health Corp.
6.75%, 12/10/54	USD	635	$ 636,383
7.00%, 03/10/55		2,605	2,686,823
			3,323,206
Real Estate Management & Development — 0.0%
Heimstaden Bostad AB, 2.63%(d)(h)	EUR	100	111,905
Utilities — 0.0%
Electricite de France SA, 3.00%(d)(h)		200	230,923
			46,120,695

	Shares
Preferred Stocks — 0.4%
Capital Markets — 0.4%
Morgan Stanley, Series F, 6.88%(a)(h)	100,000	2,513,000
IT Services(c)(e) — 0.0%
Veritas Kapital Assurance PLC
Series G	842	18,945
Series G-1	582	13,095
		32,040
		2,545,040
Total Preferred Securities — 8.1% (Cost: $48,089,912)		48,665,735

		Par (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations(f) — 0.5%
Fannie Mae REMICS, Series 2023-56, Class FA, (30- day Avg SOFR + 1.40%), 5.71%, 11/25/53(a)	USD	2,875	2,883,613
Ginnie Mae, Series 2017-136, Class GB, 3.00%, 03/20/47		462	433,279
			3,316,892
Mortgage-Backed Securities — 14.8%
Freddie Mac Mortgage-Backed Securities(f)
2.50%, 09/01/32		1,955	1,874,517
4.00%, 05/01/39		2,857	2,812,122
Uniform Mortgage-Backed Securities
2.00%, 08/01/31 - 09/01/35(f)		7,686	7,109,872
2.50%, 12/01/31(f)		557	536,253
1.50%, 01/01/36 - 06/01/36(f)		6,087	5,424,244
3.50%, 09/01/42 - 06/01/49(f)		16,494	15,344,150
4.50%, 06/01/44 - 05/01/53(f)		10,102	9,854,875
5.00%, 11/01/44 - 11/01/45(f)		11,922	11,973,606
4.00%, 05/01/52(f)		25,108	23,755,406
6.50%, 01/01/54(f)		4,375	4,568,016
6.00%, 07/15/54(p)		6,000	6,096,737
			89,349,798
Total U.S. Government Sponsored Agency Securities — 15.3% (Cost: $91,769,914)			92,666,690
Total Long-Term Investments — 149.7% (Cost: $915,925,834)			903,955,348

Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.20%(q)(r)	3,897,681	$ 3,897,681
Total Short-Term Securities — 0.7% (Cost: $3,897,681)		3,897,681
Total Investments — 150.4% (Cost: $919,823,515)		907,853,029
Liabilities in Excess of Other Assets — (50.4)%		(304,166,096)
Net Assets — 100.0%		$ 603,686,933

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Non-income producing security.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Perpetual security with no stated maturity date.
(i)	Convertible security.
(j)	Zero-coupon bond.
(k)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(l)	When-issued security.
(m)	Issuer filed for bankruptcy and/or is in default.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Rounds to less than 1,000.
(p)	Represents or includes a TBA transaction.
(q)	Affiliate of the Fund.
(r)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Multi-Sector Income Trust (BIT)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 5,197,114	$ —	$ (1,299,433)(a)	$ —	$ —	$ 3,897,681	3,897,681	$ 122,250	$ —

(a)	Represents net amount purchased (sold).
Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Credit Agricole Corporate and Investment Bank	4.50%(b)	08/27/24	Open	$ 347,973	$ 363,539	Foreign Agency Obligations	Open/Demand
Credit Agricole Corporate and Investment Bank	4.52 (b)	08/27/24	Open	96,671	101,012	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	4.32 (b)	04/15/25	Open	213,098	215,067	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.32 (b)	04/15/25	Open	131,989	133,209	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	4.35 (b)	04/15/25	Open	159,397	160,880	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	4.35 (b)	04/15/25	Open	196,182	198,008	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	4.40 (b)	04/15/25	Open	1,638,900	1,654,324	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.42 (b)	04/15/25	Open	257,078	259,508	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.43 (b)	04/15/25	Open	393,750	397,481	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.43 (b)	04/15/25	Open	279,467	282,115	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.45 (b)	04/15/25	Open	1,132,862	1,143,645	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.47 (b)	04/15/25	Open	94,889	95,796	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.47 (b)	04/15/25	Open	130,505	131,753	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	04/15/25	Open	144,500	145,884	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	04/15/25	Open	114,326	115,422	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	04/15/25	Open	325,220	328,336	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	04/15/25	Open	325,920	329,043	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	04/15/25	Open	129,200	130,438	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	04/15/25	Open	96,313	97,235	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	04/15/25	Open	651,911	658,158	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	04/15/25	Open	642,874	649,034	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	04/15/25	Open	404,430	408,305	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	04/15/25	Open	1,361,600	1,374,647	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	04/15/25	Open	85,233	86,049	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	04/15/25	Open	136,740	138,050	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	04/15/25	Open	111,510	112,579	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	04/15/25	Open	180,251	181,978	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.50 (b)	04/15/25	Open	911,174	919,944	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.55 (b)	04/15/25	Open	1,090,144	1,100,753	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	04/15/25	Open	908,004	917,035	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	04/15/25	Open	466,371	471,010	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	04/15/25	Open	731,417	738,691	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	04/15/25	Open	450,859	455,343	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	04/15/25	Open	978,656	988,390	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	04/15/25	Open	3,152,090	3,183,440	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	04/15/25	Open	422,520	426,722	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.42 (b)	05/01/25	Open	445,500	448,837	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	276,938	278,906	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	877,500	883,738	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	452,500	455,717	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	05/05/25	Open	143,850	144,873	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	05/05/25	Open	513,750	517,410	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	05/05/25	Open	607,000	611,325	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	05/05/25	Open	677,250	682,075	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	05/05/25	Open	502,495	506,075	Corporate Bonds	Open/Demand

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
TD Securities (USA) LLC	4.50%(b)	05/05/25	Open	$ 256,086	$ 257,911	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	05/05/25	Open	431,833	434,909	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	05/05/25	Open	538,125	541,959	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	05/05/25	Open	256,000	257,824	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	05/05/25	Open	361,250	363,824	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	05/05/25	Open	1,414,706	1,424,786	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	05/05/25	Open	338,625	341,038	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	05/05/25	Open	198,344	199,757	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.60 (b)	05/05/25	Open	1,253,052	1,262,179	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.60 (b)	05/05/25	Open	581,595	585,831	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	161,075	162,261	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	5,331,767	5,371,023	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	1,763,381	1,776,364	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	1,109,605	1,117,774	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	1,559,425	1,570,906	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	1,031,330	1,038,923	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	1,447,802	1,458,462	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/05/25	Open	435,540	438,747	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.47 (b)	05/06/25	Open	338,225	340,577	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	05/06/25	Open	3,223,640	3,246,958	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	05/06/25	Open	896,350	902,834	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/06/25	Open	3,261,094	3,284,682	Corporate Bonds	Open/Demand
BNP Paribas SA	4.35 (b)	05/12/25	Open	2,047,500	2,059,870	Corporate Bonds	Open/Demand
BNP Paribas SA	4.40 (b)	05/12/25	Open	1,281,875	1,289,709	Corporate Bonds	Open/Demand
BNP Paribas SA	4.40 (b)	05/12/25	Open	323,549	325,526	Corporate Bonds	Open/Demand
BNP Paribas SA	4.44 (b)	05/12/25	Open	187,147	188,301	Foreign Agency Obligations	Open/Demand
BNP Paribas SA	4.44 (b)	05/12/25	Open	941,250	947,054	Corporate Bonds	Open/Demand
BNP Paribas SA	4.45 (b)	05/12/25	Open	493,890	496,942	Corporate Bonds	Open/Demand
BNP Paribas SA	4.45 (b)	05/12/25	Open	709,537	713,923	Corporate Bonds	Open/Demand
BNP Paribas SA	4.45 (b)	05/12/25	Open	195,750	196,960	Corporate Bonds	Open/Demand
BNP Paribas SA	4.46 (b)	05/12/25	Open	277,915	279,637	Corporate Bonds	Open/Demand
BNP Paribas SA	4.47 (b)	05/12/25	Open	1,216,085	1,223,635	Corporate Bonds	Open/Demand
BNP Paribas SA	4.47 (b)	05/12/25	Open	431,333	434,010	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	05/12/25	Open	3,825,000	3,848,853	Capital Trusts	Open/Demand
BNP Paribas SA	4.49 (b)	05/12/25	Open	505,850	509,005	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	05/12/25	Open	669,212	673,386	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	05/12/25	Open	330,006	332,064	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	05/12/25	Open	216,090	217,438	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	05/12/25	Open	416,250	418,846	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	05/12/25	Open	145,421	146,328	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	05/12/25	Open	767,979	772,768	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	05/12/25	Open	898,750	904,355	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	05/12/25	Open	166,269	167,306	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	05/12/25	Open	140,400	141,276	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	05/12/25	Open	307,609	309,527	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	05/12/25	Open	1,527,707	1,537,234	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	05/12/25	Open	156,400	157,375	Corporate Bonds	Open/Demand
BNP Paribas SA	4.53 (b)	05/12/25	Open	1,587,888	1,597,878	Corporate Bonds	Open/Demand
BNP Paribas SA	4.58 (b)	05/12/25	Open	2,544,469	2,560,654	Corporate Bonds	Open/Demand
BNP Paribas SA	4.60 (b)	05/12/25	Open	1,240,267	1,248,191	Corporate Bonds	Open/Demand
BNP Paribas SA	4.60 (b)	05/12/25	Open	190,689	191,907	Corporate Bonds	Open/Demand
BNP Paribas SA	4.60 (b)	05/12/25	Open	368,113	370,464	Corporate Bonds	Open/Demand
BNP Paribas SA	4.60 (b)	05/12/25	Open	86,819	87,373	Corporate Bonds	Open/Demand
BNP Paribas SA	4.60 (b)	05/12/25	Open	394,200	396,718	Corporate Bonds	Open/Demand
BNP Paribas SA	4.63 (b)	05/12/25	Open	1,999,387	2,012,245	Corporate Bonds	Open/Demand
BNP Paribas SA	4.64 (b)	05/12/25	Open	306,686	308,663	Corporate Bonds	Open/Demand
BNP Paribas SA	4.65 (b)	05/12/25	Open	1,995,290	2,008,176	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	05/12/25	Open	196,094	197,314	Corporate Bonds	Open/Demand
BNP Paribas SA	4.50 (b)	05/15/25	Open	386,434	388,704	Capital Trusts	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	05/15/25	Open	2,559,606	2,575,145	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	05/16/25	Open	594,080	597,488	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.00 (b)	05/16/25	Open	1,140,042	1,145,869	Corporate Bonds	Open/Demand
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
RBC Capital Markets, LLC	4.50%(b)	05/16/25	Open	$ 411,250	$ 413,615	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	05/16/25	Open	460,000	462,645	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	05/16/25	Open	523,250	526,259	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	05/16/25	Open	2,921,250	2,938,047	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	05/16/25	Open	1,211,250	1,218,215	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	05/16/25	Open	337,500	339,441	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	05/16/25	Open	2,947,500	2,964,448	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	05/16/25	Open	492,700	495,533	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.35 (b)	05/19/25	Open	266,900	268,287	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.35 (b)	05/19/25	Open	1,105,721	1,111,466	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.45 (b)	05/19/25	Open	208,474	209,582	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.45 (b)	05/19/25	Open	450,585	452,980	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.45 (b)	05/19/25	Open	259,609	260,989	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.45 (b)	05/19/25	Open	298,000	299,584	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	05/19/25	Open	1,518,907	1,527,162	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	05/19/25	Open	313,333	315,035	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	05/19/25	Open	600,430	603,693	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	05/19/25	Open	817,880	822,325	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	05/19/25	Open	429,244	431,577	Capital Trusts	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	05/19/25	Open	830,212	834,724	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	05/19/25	Open	713,862	717,742	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	05/19/25	Open	226,249	227,478	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	05/19/25	Open	471,630	474,193	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	05/19/25	Open	845,295	849,889	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.60 (b)	05/19/25	Open	234,000	235,286	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	05/20/25	Open	2,418,750	2,431,420	Capital Trusts	Open/Demand
BNP Paribas SA	4.49 (b)	05/21/25	Open	913,635	918,307	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.49 (b)	05/22/25	Open	540,720	543,418	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	05/23/25	Open	25,838	25,968	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	05/28/25	Open	394,882	396,560	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/29/25	Open	231,373	232,359	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	05/30/25	Open	523,650	525,745	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	05/30/25	Open	344,960	346,386	Corporate Bonds	Open/Demand
Santander US Capital Markets LLC	4.51	06/03/25	07/10/25	2,872,903	2,882,621	U.S. Government Sponsored Agency Securities	Up to 30 Days
Santander US Capital Markets LLC	4.51	06/03/25	07/10/25	416,764	418,174	U.S. Government Sponsored Agency Securities	Up to 30 Days
Nomura Securities International, Inc.	4.48 (b)	06/04/25	Open	198,220	198,886	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	06/05/25	Open	228,386	229,137	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	06/06/25	Open	401,123	402,390	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	1,806,088	1,810,349	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	516,898	518,117	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	5,410,063	5,422,826	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	2,702,475	2,708,851	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	305,844	306,566	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	6,484,327	6,499,625	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	4,247,753	4,257,774	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	2,431,484	2,437,221	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	9,865,491	9,888,765	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	5,190,389	5,202,634	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	5,757,597	5,771,180	U.S. Government Sponsored Agency Securities	Up to 30 Days

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
HSBC Securities (USA), Inc.	4.47%	06/11/25	07/14/25	$ 1,404,482	$ 1,407,795	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	4,415,847	4,426,265	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	22,742,619	22,798,012	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	1,625,891	1,629,727	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	4.47	06/11/25	07/14/25	4,878,965	4,890,475	U.S. Government Sponsored Agency Securities	Up to 30 Days
TD Securities (USA) LLC	4.50 (b)	06/11/25	Open	484,530	485,741	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	06/11/25	Open	306,313	307,078	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	06/11/25	Open	283,875	284,585	Corporate Bonds	Open/Demand
BofA Securities, Inc.	2.50	06/13/25	07/15/25	473,469	474,061	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.15	06/13/25	07/15/25	1,187,280	1,189,744	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.15	06/13/25	07/15/25	782,861	784,486	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.15	06/13/25	07/15/25	646,345	647,686	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	06/13/25	07/15/25	226,860	227,336	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.25	06/13/25	07/15/25	408,883	409,751	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.30	06/13/25	07/15/25	61,023	61,154	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	06/13/25	07/15/25	1,284,412	1,287,206	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	06/13/25	07/15/25	666,050	667,499	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	06/13/25	07/15/25	762,090	763,748	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	06/13/25	07/15/25	224,895	225,384	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	06/13/25	07/15/25	721,500	723,069	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	06/13/25	07/15/25	643,458	644,857	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	06/13/25	07/15/25	684,652	686,142	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	06/13/25	07/15/25	683,419	684,922	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	06/13/25	07/15/25	444,188	445,165	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	06/13/25	07/15/25	166,819	167,186	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	06/13/25	07/15/25	428,794	429,737	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	06/13/25	07/15/25	300,670	301,331	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	06/13/25	07/15/25	414,965	415,878	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	06/13/25	07/15/25	99,343	99,561	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	06/13/25	07/15/25	461,396	462,411	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	384,863	385,719	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	2,043,162	2,047,709	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	803,818	805,607	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	573,728	575,004	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	469,965	471,011	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	857,387	859,295	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	181,886	182,291	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	421,088	422,024	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	350,900	351,681	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	1,115,887	1,118,370	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	06/13/25	07/15/25	1,321,642	1,324,583	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.48	06/13/25	07/15/25	501,750	502,874	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	06/13/25	07/15/25	116,341	116,603	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	06/13/25	07/15/25	537,415	538,624	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	06/13/25	07/15/25	85,892	86,085	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	06/13/25	07/15/25	77,518	77,692	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	06/13/25	07/15/25	324,473	325,203	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	06/13/25	07/15/25	561,600	562,864	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	06/13/25	07/15/25	749,404	751,090	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	06/13/25	07/15/25	225,220	225,727	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	06/13/25	07/15/25	219,063	219,555	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.53	06/13/25	07/15/25	2,112,187	2,116,972	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.55	06/13/25	07/15/25	354,938	355,745	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	06/13/25	07/15/25	2,549,400	2,555,264	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	06/13/25	07/15/25	1,139,400	1,142,021	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	06/13/25	07/15/25	204,712	205,183	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	06/13/25	07/15/25	1,806,607	1,810,762	Corporate Bonds	Up to 30 Days
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BofA Securities, Inc.	4.60%	06/13/25	07/15/25	$ 941,377	$ 943,543	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	06/13/25	07/15/25	2,373,000	2,378,458	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	06/13/25	07/15/25	3,309,656	3,317,268	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	06/13/25	07/15/25	213,469	213,960	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	06/13/25	07/15/25	487,370	488,491	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	06/13/25	07/15/25	870,157	872,159	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	06/13/25	07/15/25	1,029,105	1,031,472	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.62	06/13/25	07/15/25	372,075	372,934	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.62	06/13/25	07/15/25	866,932	868,935	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.62	06/13/25	07/15/25	387,310	388,205	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.64	06/13/25	07/15/25	243,506	244,071	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.64	06/13/25	07/15/25	1,130,580	1,133,203	Corporate Bonds	Up to 30 Days
Merrill Lynch International	4.50	06/13/25	07/15/25	775,129	776,873	Corporate Bonds	Up to 30 Days
Merrill Lynch International	4.60	06/13/25	07/15/25	205,100	205,572	Corporate Bonds	Up to 30 Days
Merrill Lynch International	4.65	06/13/25	07/15/25	1,458,175	1,461,565	Corporate Bonds	Up to 30 Days
RBC Capital Markets, LLC	4.50 (b)	06/13/25	Open	228,404	228,918	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	06/13/25	Open	176,563	176,960	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	06/13/25	Open	258,750	259,332	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.50 (b)	06/16/25	Open	547,750	548,777	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.50 (b)	06/16/25	Open	567,188	568,251	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.50 (b)	06/16/25	Open	550,486	551,518	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.50 (b)	06/16/25	Open	687,500	688,789	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.50 (b)	06/16/25	Open	599,000	600,123	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.50 (b)	06/16/25	Open	159,533	159,832	Foreign Agency Obligations	Open/Demand
HSBC Securities (USA), Inc.	4.50 (b)	06/16/25	Open	2,048,440	2,052,281	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.50 (b)	06/16/25	Open	215,838	216,242	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.50 (b)	06/16/25	Open	575,450	576,529	Corporate Bonds	Open/Demand
Societe Generale	4.49 (b)	06/16/25	Open	313,250	313,836	Capital Trusts	Open/Demand
Societe Generale	4.49 (b)	06/16/25	Open	214,227	214,628	Corporate Bonds	Open/Demand
Societe Generale	4.50 (b)	06/16/25	Open	1,169,562	1,171,755	Corporate Bonds	Open/Demand
Societe Generale	4.50 (b)	06/16/25	Open	820,000	821,537	Corporate Bonds	Open/Demand
Societe Generale	4.63 (b)	06/16/25	Open	3,030,000	3,035,845	Corporate Bonds	Open/Demand
Societe Generale	4.64 (b)	06/16/25	Open	1,419,130	1,421,874	Corporate Bonds	Open/Demand
Societe Generale	4.64 (b)	06/16/25	Open	1,956,795	1,960,578	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	06/16/25	Open	110,175	110,388	Corporate Bonds	Open/Demand
BofA Securities, Inc.	4.50	06/18/25	07/15/25	109,681	109,859	Corporate Bonds	Up to 30 Days
Merrill Lynch International	3.50	06/18/25	07/15/25	170,795	171,011	Corporate Bonds	Up to 30 Days
BNP Paribas SA	4.39 (b)	06/18/25	Open	625,135	626,126	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	06/18/25	Open	978,120	979,706	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	06/18/25	Open	102,900	103,067	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	06/18/25	Open	219,725	220,082	Corporate Bonds	Open/Demand
Barclays Bank PLC	4.45	06/23/25	08/01/25	471,390	471,856	Corporate Bonds	31 - 90 Days
Barclays Bank PLC	4.49	06/23/25	08/01/25	564,000	564,563	Corporate Bonds	31 - 90 Days
Barclays Bank PLC	4.49	06/23/25	08/01/25	413,125	413,537	Corporate Bonds	31 - 90 Days
Barclays Bank PLC	4.49	06/23/25	08/01/25	4,207,500	4,211,698	Capital Trusts	31 - 90 Days
Barclays Bank PLC	4.50	06/23/25	08/01/25	1,701,812	1,703,514	Corporate Bonds	31 - 90 Days
Barclays Bank PLC	4.50	06/23/25	08/01/25	2,482,262	2,484,745	Capital Trusts	31 - 90 Days
Barclays Bank PLC	4.50	06/23/25	08/01/25	701,250	701,951	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	3.00	06/23/25	08/01/25	211,006	211,147	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.40	06/23/25	08/01/25	127,592	127,717	Foreign Agency Obligations	31 - 90 Days
Barclays Capital, Inc.	4.45	06/23/25	08/01/25	283,875	284,156	Capital Trusts	31 - 90 Days
Barclays Capital, Inc.	4.45	06/23/25	08/01/25	1,716,320	1,718,017	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.45	06/23/25	08/01/25	211,602	211,812	Capital Trusts	31 - 90 Days
Barclays Capital, Inc.	4.49	06/23/25	08/01/25	316,492	316,808	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.49	06/23/25	08/01/25	911,400	912,309	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.49	06/23/25	08/01/25	546,000	546,545	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.49	06/23/25	08/01/25	393,500	393,893	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.49	06/23/25	08/01/25	3,539,581	3,543,113	Capital Trusts	31 - 90 Days
Barclays Capital, Inc.	4.49	06/23/25	08/01/25	3,785,000	3,788,777	Capital Trusts	31 - 90 Days
Barclays Capital, Inc.	4.49	06/23/25	08/01/25	622,250	622,871	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.55	06/23/25	08/01/25	653,947	654,609	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.65	06/23/25	08/01/25	1,056,878	1,057,970	Capital Trusts	31 - 90 Days

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BofA Securities, Inc.	4.60%(b)	06/24/25	Open	$ 1,508,097	$ 1,508,097	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.60	06/25/25	08/01/25	1,917,500	1,918,970	Corporate Bonds	31 - 90 Days
RBC Capital Markets, LLC	4.50	06/26/25	07/24/25	1,410,000	1,410,881	Corporate Bonds	Up to 30 Days
RBC Capital Markets, LLC	4.50	06/26/25	07/24/25	1,036,462	1,037,110	Corporate Bonds	Up to 30 Days
RBC Capital Markets, LLC	4.50	06/26/25	07/24/25	768,750	769,230	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.30	06/26/25	07/29/25	638,085	638,466	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.40	06/26/25	07/29/25	182,813	182,924	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.45	06/26/25	07/29/25	604,200	604,573	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	06/26/25	07/29/25	924,642	925,220	Capital Trusts	Up to 30 Days
J.P. Morgan Securities LLC	4.50	06/26/25	07/29/25	152,594	152,690	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	06/26/25	07/29/25	497,768	498,080	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	06/26/25	07/29/25	957,646	958,244	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	06/26/25	07/29/25	305,544	305,735	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	06/26/25	07/29/25	335,175	335,384	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	06/26/25	07/29/25	228,043	228,185	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	06/26/25	07/29/25	368,900	369,131	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	06/26/25	07/29/25	2,109,772	2,111,091	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	06/26/25	07/29/25	1,419,930	1,420,817	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	06/26/25	07/29/25	230,040	230,184	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	06/26/25	07/29/25	942,067	942,656	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	06/26/25	07/29/25	812,062	812,570	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	06/26/25	07/29/25	1,116,300	1,116,998	Corporate Bonds	Up to 30 Days
BNP Paribas SA	4.63 (b)	06/30/25	Open	1,541,805	1,541,805	Corporate Bonds	Open/Demand
BofA Securities, Inc.	4.60 (b)	06/30/25	Open	66,150	66,150	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	06/30/25	07/29/25	1,409,130	1,409,130	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.64 (b)	06/30/25	Open	1,130,625	1,130,625	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.45 (b)	06/30/25	Open	80,713	80,712	Corporate Bonds	Open/Demand
				$ 304,608,212	$ 305,750,268

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
2-Year U.S. Treasury Note	2,237	09/30/25	$ 465,401	$ 1,858,493
Short Contracts
10-Year U.S. Treasury Note	632	09/19/25	70,863	(1,483,331)
10-Year U.S. Ultra Long Treasury Note	206	09/19/25	23,536	(595,134)
U.S. Long Bond	421	09/19/25	48,560	(1,851,646)
Ultra U.S. Treasury Bond	40	09/19/25	4,759	(193,656)
5-Year U.S. Treasury Note	959	09/30/25	104,546	(1,173,153)
				(5,296,920)
				$ (3,438,427)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	102,247	USD	117,097	Citibank N.A.	07/16/25	$ 3,456
USD	137,416	EUR	120,658	Credit Agricole CIB	07/16/25	(4,844)
USD	441,705	EUR	387,834	Credit Agricole CIB	07/16/25	(15,567)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Multi-Sector Income Trust (BIT)

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	113,584	EUR	99,716	Deutsche Bank AG	07/16/25	$ (3,985)
USD	113,887	EUR	100,000	Deutsche Bank AG	07/16/25	(4,016)
USD	137,293	EUR	120,545	Deutsche Bank AG	07/16/25	(4,834)
USD	13,202,723	EUR	11,313,000	State Street Bank and Trust Co.	09/17/25	(191,213)
USD	10,503	EUR	9,000	Wells Fargo Bank N.A.	09/17/25	(153)
USD	1,996,429	GBP	1,475,000	Morgan Stanley & Co. International PLC	09/17/25	(29,221)
						(253,833)
						$ (250,377)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.41.V1	1.00%	Quarterly	12/20/28	USD	20,750	$ (456,671)	$ (232,600)	$ (224,071)
CDX.NA.HY.44.V1	5.00	Quarterly	06/20/30	USD	6,965	(535,142)	(472,445)	(62,697)
CDX.NA.IG.44.V1	1.00	Quarterly	06/20/30	USD	2,580	(57,995)	(41,231)	(16,764)
						$ (1,049,808)	$ (746,276)	$ (303,532)
OTC Credit Default Swaps — Buy Protection
Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.7	3.00%	Monthly	Deutsche Bank AG	01/17/47	USD	10,420	$ 1,314,707	$ 643,499	$ 671,208
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Virgin Media Finance PLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	B-	EUR	20	$ 488	$ 491	$ (3)
CMA CGM SA	5.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	BB+	EUR	38	3,472	3,842	(370)
Adler Real Estate AG	5.00	Quarterly	Bank of America N.A.	12/20/27	CCC	EUR	9	703	(985)	1,688
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC	EUR	5	423	(566)	989
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC	EUR	15	1,189	(1,591)	2,780
Adler Real Estate AG	5.00	Quarterly	Citibank N.A.	12/20/27	CCC	EUR	5	345	(473)	818
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	CCC	EUR	9	721	(1,029)	1,750
Adler Real Estate AG	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	CCC	EUR	7	524	(725)	1,249
Faurecia SE	5.00	Quarterly	Barclays Bank PLC	06/20/29	BB-	EUR	27	2,144	2,894	(750)
Altice France SA	5.00	Quarterly	Deutsche Bank AG	12/20/29	D	EUR	30	(5,599)	(5,159)	(440)
Faurecia SE	5.00	Quarterly	Bank of America N.A.	12/20/29	BB-	EUR	15	924	966	(42)
iTraxx.XO.42 V2 20-35%	5.00	Quarterly	BNP Paribas SA	12/20/29	B	EUR	45	6,901	5,767	1,134
SES S.A.	1.00	Quarterly	Bank of America N.A.	12/20/29	NR	EUR	10	(415)	(726)	311
SES S.A.	1.00	Quarterly	Barclays Bank PLC	12/20/29	NR	EUR	11	(458)	(723)	265
SES S.A.	1.00	Quarterly	Barclays Bank PLC	06/20/30	NR	EUR	10	(557)	(608)	51
Zegona Finance PLC	5.00	Quarterly	Deutsche Bank AG	06/20/30	BB	EUR	10	1,541	1,398	143
CMBX.NA.7	3.00	Monthly	Barclays Bank PLC	01/17/47	D	USD	4,168	(525,882)	(180,252)	(345,630)

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Multi-Sector Income Trust (BIT)

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.7	3.00%	Monthly	Barclays Bank PLC	01/17/47	D	USD	2,084	$ (262,941)	$ (90,022)	$ (172,919)
CMBX.NA.7	3.00	Monthly	Barclays Bank PLC	01/17/47	D	USD	4,168	(525,883)	(89,091)	(436,792)
								$ (1,302,360)	$ (356,592)	$ (945,768)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$ —	$ (746,276)	$ —	$ (303,532)
OTC Swaps	658,857	(371,950)	682,386	(956,946)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 1,858,493	$ —	$ 1,858,493
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	3,456	—	—	3,456
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	1,341,243	—	—	—	—	1,341,243
	$ —	$ 1,341,243	$ —	$ 3,456	$ 1,858,493	$ —	$ 3,203,192
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 5,296,920	$ —	$ 5,296,920
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	253,833	—	—	253,833
Swaps — centrally cleared Unrealized depreciation on centrally cleared swaps(a)	—	303,532	—	—	—	—	303,532
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	1,328,896	—	—	—	—	1,328,896
	$ —	$ 1,632,428	$ —	$ 253,833	$ 5,296,920	$ —	$ 7,183,181

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ 3,330,409	$ —	$ 3,330,409
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Multi-Sector Income Trust (BIT)

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Forward foreign currency exchange contracts	$ —	$ —	$ —	$ (1,253,832)	$ —	$ —	$ (1,253,832)
Swaps	—	143,101	—	—	—	—	143,101
	$ —	$ 143,101	$ —	$ (1,253,832)	$ 3,330,409	$ —	$ 2,219,678
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ (6,680,383)	$ —	$ (6,680,383)
Forward foreign currency exchange contracts	—	—	—	(496,645)	—	—	(496,645)
Swaps	—	(13,329)	—	—	—	—	(13,329)
	$ —	$ (13,329)	$ —	$ (496,645)	$ (6,680,383)	$ —	$ (7,190,357)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$458,283,552
Average notional value of contracts — short	245,424,801
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	15,598,818
Average amounts sold — in USD	131,221
Credit default swaps:
Average notional value — buy protection	39,579,668
Average notional value — sell protection	11,033,818
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 174,768	$ 852,304
Forward foreign currency exchange contracts	3,456	253,833
Swaps — centrally cleared	—	33,424
Swaps — OTC(a)	1,341,243	1,328,896
Total derivative assets and liabilities in the Statement of Assets and Liabilities	1,519,467	2,468,457
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(174,768)	(885,728)
Total derivative assets and liabilities subject to an MNA	$ 1,344,699	$ 1,582,729

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of America N.A.	$ 2,965	$ (1,753)	$ —	$ —	$ 1,212
Barclays Bank PLC	6,979	(6,979)	—	—	—
BNP Paribas SA	6,901	—	—	—	6,901
Citibank N.A.	4,274	(473)	—	—	3,801
Deutsche Bank AG	1,316,248	(18,434)	—	(1,297,814)	—
JPMorgan Chase Bank N.A.	2,241	(1,032)	—	—	1,209
Morgan Stanley & Co. International PLC	5,091	(5,091)	—	—	—
	$ 1,344,699	$ (33,762)	$ —	$ (1,297,814)	$ 13,123

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Multi-Sector Income Trust (BIT)

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Bank of America N.A.	$ 1,753	$ (1,753)	$ —	$ —	$ —
Barclays Bank PLC	1,318,944	(6,979)	—	(1,311,965)	—
Citibank N.A.	473	(473)	—	—	—
Credit Agricole CIB	20,411	—	—	—	20,411
Deutsche Bank AG	18,434	(18,434)	—	—	—
JPMorgan Chase Bank N.A.	1,032	(1,032)	—	—	—
Morgan Stanley & Co. International PLC	30,316	(5,091)	—	—	25,225
State Street Bank and Trust Co.	191,213	—	—	—	191,213
Wells Fargo Bank N.A.	153	—	—	—	153
	$ 1,582,729	$ (33,762)	$ —	$ (1,311,965)	$ 237,002

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 77,671,054	$ 1,743,172	$ 79,414,226
Common Stocks	—	3,473	13,580	17,053
Corporate Bonds	—	514,476,057	—	514,476,057
Fixed Rate Loan Interests	—	5,861,790	—	5,861,790
Floating Rate Loan Interests	—	32,596,352	2,178,738	34,775,090
Foreign Agency Obligations	—	5,289,699	—	5,289,699
Municipal Bonds	—	4,805,575	—	4,805,575
Non-Agency Mortgage-Backed Securities	—	117,983,433	—	117,983,433
Preferred Securities
Capital Trusts	—	46,120,695	—	46,120,695
Preferred Stocks	2,513,000	—	32,040	2,545,040
U.S. Government Sponsored Agency Securities	—	92,666,690	—	92,666,690
Short-Term Securities
Money Market Funds	3,897,681	—	—	3,897,681
Unfunded Floating Rate Loan Interests(a)	—	298	97	395
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(275)	—	(275)
	$6,410,681	$897,474,841	$3,967,627	$907,853,149
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 682,386	$ —	$ 682,386
Foreign Currency Exchange Contracts	—	3,456	—	3,456
Interest Rate Contracts	1,858,493	—	—	1,858,493
Liabilities
Credit Contracts	—	(1,260,478)	—	(1,260,478)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Multi-Sector Income Trust (BIT)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities (continued)
Foreign Currency Exchange Contracts	$ —	$ (253,833)	$ —	$ (253,833)
Interest Rate Contracts	(5,296,920)	—	—	(5,296,920)
	$(3,438,427)	$(828,469)	$—	$(4,266,896)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $305,750,268 are categorized as Level 2 within the fair value hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset-Backed Securities	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Preferred Stocks	Unfunded Floating Rate Loan Interests
Assets
Opening balance, as of December 31, 2024	$ 1,482,655	$ —	$ 1,229,479	$ 3,767,963	$ 1,456,688	$ 28,400	$ —
Transfers into Level 3	—	—	—	—	2,134,377	—	21
Transfers out of Level 3	—	—	(1,229,479)	(2,368,044)	(485,477)	—	—
Accrued discounts/premiums	—	—	—	1,144	3,036	—	—
Net realized gain (loss)	(23,315)	—	—	10,264	(32,875)	—	—
Net change in unrealized appreciation (depreciation)(a)(b)	190,848	(485)	—	13,337	(9,792)	3,640	76
Purchases	674,684	14,065	—	152,190	770,885	—	—
Sales	(581,700)	—	—	(1,576,854)	(1,658,104)	—	—
Closing balance, as of June 30, 2025	$ 1,743,172	$ 13,580	$ —	$ —	$ 2,178,738	$ 32,040	$ 97
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2025(b)	$ 29,194	$ (485)	$ —	$ —	$ 1,737	$ 3,640	$ 76

Total
Assets
Opening balance, as of December 31, 2024	$ 7,965,185
Transfers into Level 3	2,134,398
Transfers out of Level 3	(4,083,000)
Accrued discounts/premiums	4,180
Net realized gain (loss)	(45,926)
Net change in unrealized appreciation (depreciation)(a)(b)	197,624
Purchases	1,611,824
Sales	(3,816,658)
Closing balance, as of June 30, 2025	$ 3,967,627
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2025(b)	$ 34,162

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.
See notes to financial statements.

2025 BlackRock Semi-Annual Report to Shareholders

Statements of Assets and Liabilities (unaudited)
June 30, 2025

	DSU	FRA	BKT	BLW
ASSETS
Investments, at value — unaffiliated(a)	$ 698,229,026	$ 580,331,027	$ 384,784,546	$ 876,354,835
Investments, at value — affiliated(b)	4,688,750	6,832,934	2,362,061	1,310,068
Cash	213,224	—	—	269,043
Cash pledged:
Futures contracts	—	—	577,000	806,470
Centrally cleared swaps	41,000	—	1,000	537,000
Foreign currency, at value(c)	59,254	46,177	—	998,900
Receivables:
Investments sold	6,912,845	6,315,590	—	8,259,806
Reverse repurchase agreements	—	—	—	3,187,431
TBA sale commitments	—	—	26,261	—
Capital shares sold	859,798	—	—	206,294
Dividends — unaffiliated	—	—	—	23,895
Dividends — affiliated	—	1,714	9,874	23,051
Interest — unaffiliated	7,438,456	5,592,056	2,653,968	11,431,493
Variation margin on futures contracts	—	—	70,125	107,391
Variation margin on centrally cleared swaps	1,794	—	—	—
Swap premiums paid	—	—	—	10,677
Unrealized appreciation on:
Forward foreign currency exchange contracts	—	—	—	1,761
OTC swaps	302,526	—	—	259,214
Unfunded floating rate loan interests	468	456	—	415
Deferred offering costs	141,399	—	148,238	94,345
Prepaid expenses	11,724	8,004	11,441	8,522
Total assets	718,900,264	599,127,958	390,644,514	903,890,611
LIABILITIES
Bank overdraft	—	4,017,606	5,307	—
Cash received:
Collateral — reverse repurchase agreements	—	—	275,000	2,216,000
Collateral — TBA commitments	—	—	380,000	—
Borrowed bonds, at value(d)	—	—	698,532	—
TBA sale commitments, at value(e)	—	—	26,780	—
Reverse repurchase agreements, at value	—	—	67,875,132	329,899,967
Payables:
Investments purchased	20,653,419	18,968,943	30,675,948	24,732,391
Reverse repurchase agreements	—	—	—	6,097,230
Accounting services fees	65,666	63,133	45,566	79,119
Administration fees	—	—	35,322	—
Bank borrowings	120,000,000	134,000,000	—	—
Custodian fees	20,658	10,899	24,228	37,128
Income dividend distributions	—	—	71,972	—
Interest expense and fees	567,717	597,084	4,956	—
Investment advisory fees	310,589	350,941	152,875	389,592
Directors’ and Officer’s fees	286,916	248	148,197	364,203
Other accrued expenses	12,149	16,337	16,927	28,131
Principal payups	—	—	807,957	46,233
Professional fees	51,445	74,421	16,803	60,600
Reorganization costs	—	—	226,610	—
Transfer agent fees	53,479	35,832	24,583	36,858
Variation margin on futures contracts	—	—	147,323	195,928
Variation margin on centrally cleared swaps	—	—	—	29,895
Swap premiums received	197,573	—	—	130,491
Financial Statements

Statements of Assets and Liabilities (unaudited) (continued)
June 30, 2025
	DSU	FRA	BKT	BLW
Unrealized depreciation on:
Forward foreign currency exchange contracts	$ 16,785	$ —	$ —	$ 179,591
OTC swaps	—	—	—	1,181
Unfunded floating rate loan interests	876	505	—	707
Total liabilities	142,237,272	158,135,949	101,660,018	364,525,245
Commitments and contingent liabilities
NET ASSETS	$ 576,662,992	$ 440,992,009	$ 288,984,496	$ 539,365,366
NET ASSETS CONSIST OF
Paid-in capital(f)(g)(h)	$ 735,304,875	$ 527,090,313	$ 480,546,969	$ 647,874,927
Accumulated loss	(158,641,883)	(86,098,304)	(191,562,473)	(108,509,561)
NET ASSETS	$ 576,662,992	$ 440,992,009	$ 288,984,496	$ 539,365,366
Net asset value	$ 10.35	$ 12.46	$ 11.90	$ 13.98
(a) Investments, at cost—unaffiliated	$713,169,309	$588,613,517	$412,678,998	$874,445,436
(b) Investments, at cost—affiliated	$4,593,335	$6,537,568	$2,362,061	$1,310,068
(c) Foreign currency, at cost	$56,569	$41,049	$—	$984,571
(d) Proceeds received from borrowed bonds	$—	$—	$842,347	$—
(e) Proceeds from TBA sale commitments	$—	$—	$26,261	$—
(f) Shares outstanding	55,698,311	35,381,351	24,291,714	38,568,299
(g) Shares authorized	400 million	200 million	200 million	Unlimited
(h) Par value	$0.10	$0.10	$0.010	$0.001
See notes to financial statements.

2025 BlackRock Semi-Annual Report to Shareholders

Statements of Assets and Liabilities (unaudited) (continued)
June 30, 2025

BIT
ASSETS
Investments, at value — unaffiliated(a)	$ 903,955,348
Investments, at value — affiliated(b)	3,897,681
Cash pledged:
Collateral — reverse repurchase agreements	1,590,000
Collateral — OTC derivatives	1,490,000
Futures contracts	5,037,400
Centrally cleared swaps	604,000
Foreign currency, at value(c)	580,299
Receivables:
Investments sold	4,562,849
Reverse repurchase agreements	4,327,390
Capital shares sold	577,609
Dividends — unaffiliated	43,446
Dividends — affiliated	18,786
Interest — unaffiliated	11,421,397
Variation margin on futures contracts	174,768
Swap premiums paid	658,857
Unrealized appreciation on:
Forward foreign currency exchange contracts	3,456
OTC swaps	682,386
Unfunded floating rate loan interests	395
Deferred offering costs	123,484
Prepaid expenses	13,360
Total assets	939,762,911
LIABILITIES
Bank overdraft	161,996
Cash received:
Collateral — reverse repurchase agreements	973,000
Collateral — OTC derivatives	1,680,000
Reverse repurchase agreements, at value	305,750,268
Payables:
Investments purchased	17,663,739
Reverse repurchase agreements	6,078,191
Accounting services fees	82,305
Custodian fees	38,028
Investment advisory fees	591,488
Offering costs	91,786
Directors’ and Officer’s fees	155,789
Other accrued expenses	16,760
Principal payups	184,567
Professional fees	92,959
Transfer agent fees	46,370
Variation margin on futures contracts	852,304
Variation margin on centrally cleared swaps	33,424
Swap premiums received	371,950
Financial Statements

Statements of Assets and Liabilities (unaudited) (continued)
June 30, 2025
BIT
Unrealized depreciation on:
Forward foreign currency exchange contracts	$ 253,833
OTC swaps	956,946
Unfunded floating rate loan interests	275
Total liabilities	336,075,978
Commitments and contingent liabilities
NET ASSETS	$ 603,686,933
NET ASSETS CONSIST OF
Paid-in capital(d)(e)(f)	$ 672,538,975
Accumulated loss	(68,852,042)
NET ASSETS	$ 603,686,933
Net asset value	$ 14.41
(a) Investments, at cost—unaffiliated	$915,925,834
(b) Investments, at cost—affiliated	$3,897,681
(c) Foreign currency, at cost	$589,474
(d) Shares outstanding	41,906,187
(e) Shares authorized	Unlimited
(f) Par value	$0.001
See notes to financial statements.

2025 BlackRock Semi-Annual Report to Shareholders

Statements of Operations (unaudited)
Six Months Ended June 30, 2025

	DSU	FRA	BKT	BLW
INVESTMENT INCOME
Dividends — unaffiliated	$908,821	$498,075	$—	$107,447
Dividends — affiliated	107,950	111,674	92,625	71,699
Interest — unaffiliated	24,023,042	21,279,268	7,452,929	29,760,970
Payment-in-kind interest — unaffiliated	214,856	279,393	—	372,595
Other income — unaffiliated	107,997	105,787	—	80,397
Total investment income	25,362,666	22,274,197	7,545,554	30,393,108
EXPENSES
Investment advisory	1,818,859	2,155,250	874,400	2,325,886
Professional	74,678	56,275	32,797	71,552
Accounting services	49,808	47,534	32,786	62,122
Transfer agent	49,116	34,342	33,235	32,892
Directors and Officer	37,032	13,734	19,136	42,057
Custodian	14,012	5,821	13,255	25,468
Registration	8,512	6,122	6,874	6,297
Printing and postage	6,461	4,317	7,086	15,501
Administration	—	—	201,785	—
Reorganization	—	—	11,025	—
Miscellaneous	15,530	8,034	18,425	9,789
Total expenses excluding interest expense	2,074,008	2,331,429	1,250,804	2,591,564
Interest expense and fees — unaffiliated	2,845,389	3,543,709	1,492,839	7,560,943
Total expenses	4,919,397	5,875,138	2,743,643	10,152,507
Less:
Fees waived and/or reimbursed by the Manager	(7,791)	(16,192)	(1,941)	(1,287)
Total expenses after fees waived and/or reimbursed	4,911,606	5,858,946	2,741,702	10,151,220
Net investment income	20,451,060	16,415,251	4,803,852	20,241,888
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(4,231,816)	(4,128,029)	(3,672,967)	(3,221,186)
Forward foreign currency exchange contracts	(2,208)	(100)	—	(940,751)
Foreign currency transactions	(5,533)	113	—	(51,263)
Futures contracts	—	—	797,141	1,065,323
Swaps	534,490	—	(3)	264,295
	(3,705,067)	(4,128,016)	(2,875,829)	(2,883,582)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	972,302	(1,233,683)	12,342,544	7,625,702
Investments — affiliated	95,415	106,650	—	—
Borrowed bonds	—	—	(13,219)	—
Forward foreign currency exchange contracts	(95,250)	(45)	—	(354,001)
Foreign currency translations	6,474	5,601	—	40,268
Futures contracts	—	—	(510,247)	(800,285)
Swaps	(632,742)	—	9	(184,107)
Unfunded floating rate loan interests	(1,592)	(1,469)	—	(1,253)
	344,607	(1,122,946)	11,819,087	6,326,324
Net realized and unrealized gain (loss)	(3,360,460)	(5,250,962)	8,943,258	3,442,742
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,090,600	$11,164,289	$13,747,110	$23,684,630
See notes to financial statements.
Financial Statements

Statements of Operations (unaudited) (continued)
Six Months Ended June 30, 2025

BIT
INVESTMENT INCOME
Dividends — affiliated	$122,250
Interest — unaffiliated	30,794,566
Payment-in-kind interest — unaffiliated	310,770
Other income — unaffiliated	5,016
Total investment income	31,232,602
EXPENSES
Investment advisory	3,618,799
Offering	91,233
Professional	83,479
Accounting services	62,975
Transfer agent	37,670
Directors and Officer	28,273
Custodian	25,107
Registration	7,788
Printing and postage	6,696
Miscellaneous	13,769
Total expenses excluding interest expense	3,975,789
Interest expense — unaffiliated	7,085,727
Total expenses	11,061,516
Less:
Fees waived and/or reimbursed by the Manager	(2,213)
Total expenses after fees waived and/or reimbursed	11,059,303
Net investment income	20,173,299
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(708,859)
Forward foreign currency exchange contracts	(1,253,832)
Foreign currency transactions	(47,931)
Futures contracts	3,330,409
Swaps	143,101
1,462,888
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	12,084,244
Forward foreign currency exchange contracts	(496,645)
Foreign currency translations	19,212
Futures contracts	(6,680,383)
Swaps	(13,329)
Unfunded floating rate loan interests	3,151
4,916,250
Net realized and unrealized gain	6,379,138
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,552,437
See notes to financial statements.

2025 BlackRock Semi-Annual Report to Shareholders

Statements of Changes in Net Assets

	DSU		FRA
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$20,451,060	$45,000,878	$16,415,251	$40,768,686
Net realized loss	(3,705,067)	(17,286,156)	(4,128,016)	(8,976,621)
Net change in unrealized appreciation (depreciation)	344,607	16,313,448	(1,122,946)	7,419,531
Net increase in net assets resulting from operations	17,090,600	44,028,170	11,164,289	39,211,596
DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(31,947,208)(b)	(45,765,458)	(26,256,266)(b)	(41,212,822)
Return of capital	—	(11,106,848)	—	(11,167,422)
Decrease in net assets resulting from distributions to shareholders	(31,947,208)	(56,872,306)	(26,256,266)	(52,380,244)
CAPITAL SHARE TRANSACTIONS
Net proceeds from the issuance of shares	39,986,060	54,828,279	—	—
Reinvestment of distributions	871,757	1,279,363	964,612	952,515
Net increase in net assets derived from capital share transactions	40,857,817	56,107,642	964,612	952,515
NET ASSETS
Total increase (decrease) in net assets	26,001,209	43,263,506	(14,127,365)	(12,216,133)
Beginning of period	550,661,783	507,398,277	455,119,374	467,335,507
End of period	$576,662,992	$550,661,783	$440,992,009	$455,119,374

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Financial Statements

Statements of Changes in Net Assets (continued)

	BKT		BLW
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$4,803,852	$7,733,744	$20,241,888	$41,088,469
Net realized loss	(2,875,829)	(7,543,058)	(2,883,582)	(10,713,392)
Net change in unrealized appreciation (depreciation)	11,819,087	2,662,162	6,326,324	14,642,372
Net increase in net assets resulting from operations	13,747,110	2,852,848	23,684,630	45,017,449
DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(12,065,597)(b)	(8,633,488)	(25,652,473)(b)	(42,306,248)
Return of capital	—	(13,918,550)	—	(5,391,911)
Decrease in net assets resulting from distributions to shareholders	(12,065,597)	(22,552,038)	(25,652,473)	(47,698,159)
CAPITAL SHARE TRANSACTIONS
Net proceeds from the issuance of shares	—	—	27,042,472	11,717,264
Net proceeds from the issuance of shares due to reorganization	35,673,791	—	—	—
Reinvestment of distributions	—	—	—	1,484,160
Redemption of shares due to reorganization	(341)	—	—	—
Net increase in net assets derived from capital share transactions	35,673,450	—	27,042,472	13,201,424
NET ASSETS
Total increase (decrease) in net assets	37,354,963	(19,699,190)	25,074,629	10,520,714
Beginning of period	251,629,533	271,328,723	514,290,737	503,770,023
End of period	$288,984,496	$251,629,533	$539,365,366	$514,290,737

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2025 BlackRock Semi-Annual Report to Shareholders

Statements of Changes in Net Assets (continued)

	BIT
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$20,173,299	$38,170,016
Net realized gain (loss)	1,462,888	(6,077,096)
Net change in unrealized appreciation (depreciation)	4,916,250	15,098,365
Net increase in net assets resulting from operations	26,552,437	47,191,285
DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(30,671,055)(b)	(37,506,470)
Return of capital	—	(19,796,668)
Decrease in net assets resulting from distributions to shareholders	(30,671,055)	(57,303,138)
CAPITAL SHARE TRANSACTIONS
Net proceeds from the issuance of shares	28,721,562	27,045,369
Reinvestment of distributions	1,228,091	2,749,014
Net increase in net assets derived from capital share transactions	29,949,653	29,794,383
NET ASSETS
Total increase in net assets	25,831,035	19,682,530
Beginning of period	577,855,898	558,173,368
End of period	$603,686,933	$577,855,898

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Financial Statements

Statements of Cash Flows (unaudited)
Six Months Ended June 30, 2025

	DSU	FRA	BKT	BLW
CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$17,090,600	$11,164,289	$13,747,110	$23,684,630
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used for) operating activities:
Proceeds from sales of long-term investments and principal paydowns/payups	118,555,251	117,680,786	477,940,604	194,876,482
Purchases of long-term investments	(166,311,818)	(99,006,182)	(475,238,297)	(210,727,316)
Net proceeds from sales (purchases) of short-term securities	(147,713)	(2,523,385)	5,811,953	(1,482,139)
Amortization of premium and accretion of discount on investments and other fees	(685,662)	(512,818)	3,116,761	(1,173,936)
Paid-in-kind income	(214,856)	(279,393)	—	(372,595)
Net realized loss on investments	4,407,584	4,164,712	3,673,070	3,223,928
Net unrealized (appreciation) depreciation on investments, swaps, borrowed bonds, foreign currency translations and unfunded floating rate loan interests	(334,925)	1,127,033	(12,329,325)	(7,159,118)
(Increase) Decrease in Assets
Receivables
Dividends — affiliated	—	457	2,122	(22,318)
Dividends — unaffiliated	—	—	—	263
Interest — unaffiliated	(1,677,187)	(1,214,210)	(36,550)	(1,249,046)
Variation margin on futures contracts	—	—	109	4,100
Variation margin on centrally cleared swaps	(1,794)	—	—	—
Swap premiums paid	2,045	—	—	(3,642)
Prepaid expenses	(7,299)	(4,178)	(9,175)	(4,172)
Deferred offering costs.	30,606	—	(803)	3,199
Increase (Decrease) in Liabilities
Cash received
Collateral — reverse repurchase agreements	—	—	245,000	2,216,000
Collateral — OTC derivatives	(410,000)	—	—	—
Collateral — TBA commitments	—	—	370,000	—
Payables
Accounting services fees	24,888	23,662	16,503	31,571
Administration fees	—	—	2,943	—
Custodian fees	3,139	(864)	4,618	8,831
Interest expense and fees	25,931	(105,725)	(33,530)	569,645
Investment advisory fees	7,577	(26,962)	573	(9,997)
Directors’ and Officer’s fees	(11,295)	(199)	(1,786)	(1,516)
Other accrued expenses	3,170	6,214	(1,287)	24,681
Printing and postage fees	—	—	8,938	—
Professional fees	(49,129)	(32,513)	(37,551)	(47,005)
Proxy fees	—	—	(7,475)	—
Reorganization costs	—	—	(84,973)	—
Transfer agent fees	38,182	24,510	10,829	23,518
Variation margin on futures contracts	—	—	89,483	165,235
Variation margin on centrally cleared swaps	(38)	—	—	16,917
Swap premiums received	(98,690)	—	—	(18,651)
Net cash provided by (used for) operating activities	(29,761,433)	30,485,234	17,259,864	2,577,549
CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to shareholders	(31,075,451)	(25,291,654)	(12,139,239)	(25,652,473)
Payments for bank borrowings	(66,000,000)	(62,000,000)	—	—
Proceeds from bank borrowings	84,000,000	53,000,000	—	—
Increase (decrease) in bank overdraft	—	3,803,270	(45,238)	—
Proceeds from issuance of capital shares	39,924,999	—	—	26,836,178
Net borrowing of reverse repurchase agreements	—	—	(8,881,880)	(5,986,996)
Net cash provided by (used for) for financing activities	26,849,548	(30,488,384)	(21,066,357)	(4,803,291)
CASH IMPACT FROM FOREIGN EXCHANGE FLUCTUATIONS
Cash impact from foreign exchange fluctuations	4,566	5,601	—	34,684

2025 BlackRock Semi-Annual Report to Shareholders

Statements of Cash Flows (unaudited) (continued)
Six Months Ended June 30, 2025
	DSU	FRA	BKT	BLW
CASH AND FOREIGN CURRENCY
Net increase (decrease) in restricted and unrestricted cash and foreign currency	$(2,907,319)	$2,451	$(3,806,493)	$(2,191,058)
Restricted and unrestricted cash and foreign currency at beginning of period	3,220,797	43,726	4,384,493	4,802,471
Restricted and unrestricted cash and foreign currency at end of period	$313,478	$46,177	$578,000	$2,611,413
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$2,819,458	$3,649,434	$1,526,369	$6,991,298
NON-CASH FINANCING ACTIVITIES
Reinvestment of distributions	$871,757	$964,612	$—	$—
Fair value of investments acquired through reorganization	—	—	33,806,434	—
Net proceeds from the issuance of common shares due to reorganization	—	—	35,673,791	—
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AND FOREIGN CURRENCY AT THE END OF PERIOD TO THE STATEMENTS OF ASSETS AND LIABILITIES
Cash	$213,224	$—	$—	$269,043
Cash pledged
Futures contracts	—	—	577,000	806,470
Centrally cleared swaps	41,000	—	1,000	537,000
Foreign currency at value	59,254	46,177	—	998,900
	$313,478	$46,177	$578,000	$2,611,413
See notes to financial statements.
Financial Statements

Statements of Cash Flows (unaudited) (continued)
Six Months Ended June 30, 2025

BIT
CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$26,552,437
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Proceeds from sales of long-term investments and principal paydowns/payups	209,059,204
Purchases of long-term investments	(186,729,787)
Net proceeds from sales of short-term securities	1,306,196
Amortization of premium and accretion of discount on investments and other fees	(2,680,636)
Paid-in-kind income	(310,770)
Net realized loss on investments	958,369
Net unrealized appreciation on investments, swaps, foreign currency translations and unfunded floating rate loan interests	(11,632,291)
(Increase) Decrease in Assets
Receivables
Dividends — affiliated	(14,331)
Dividends — unaffiliated	478
Interest — unaffiliated	407,554
Variation margin on futures contracts	267,077
Swap premiums paid	62,378
Prepaid expenses	(8,470)
Deferred offering costs.	(18,978)
Increase (Decrease) in Liabilities
Cash received
Collateral — reverse repurchase agreements	942,000
Collateral — OTC derivatives	(400,000)
Payables
Accounting services fees	31,411
Custodian fees	9,379
Interest expense	(469,694)
Investment advisory fees	(42,602)
Directors’ and Officer’s fees	146
Other accrued expenses	6,095
Professional fees	(56,723)
Transfer agent fees	28,567
Variation margin on futures contracts	822,858
Variation margin on centrally cleared swaps	17,369
Swap premiums received	(31,806)
Net cash provided by operating activities	38,075,430
CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to shareholders	(29,442,964)
Payments for offering costs	91,786
Increase in bank overdraft	161,996
Proceeds from issuance of capital shares	28,143,953
Net borrowing of reverse repurchase agreements	(39,519,173)
Net cash used for financing activities	(40,564,402)
CASH IMPACT FROM FOREIGN EXCHANGE FLUCTUATIONS
Cash impact from foreign exchange fluctuations	9,534
CASH AND FOREIGN CURRENCY
Net decrease in restricted and unrestricted cash and foreign currency	(2,479,438)
Restricted and unrestricted cash and foreign currency at beginning of period	11,781,137
Restricted and unrestricted cash and foreign currency at end of period	$9,301,699
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$7,555,421
NON-CASH FINANCING ACTIVITIES
Reinvestment of distributions	$1,228,091

2025 BlackRock Semi-Annual Report to Shareholders

Statements of Cash Flows (unaudited) (continued)
Six Months Ended June 30, 2025
BIT
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AND FOREIGN CURRENCY AT THE END OF PERIOD TO THE STATEMENT OF ASSETS AND LIABILITIES
Cash pledged
Collateral — reverse repurchase agreements	$1,590,000
Collateral — OTC derivatives	1,490,000
Futures contracts	5,037,400
Centrally cleared swaps	604,000
Foreign currency at value	580,299
$9,301,699
See notes to financial statements.
Financial Statements

Financial Highlights
(For a share outstanding throughout each period)

	DSU
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$10.63	$10.89	$10.44	$11.56	$11.55	$12.25
Net investment income(a)	0.38	0.94	0.99	0.72	0.61	0.63
Net realized and unrealized gain (loss)	(0.07)	(0.02)	0.51	(1.14)	0.13	(0.50)
Net increase (decrease) from investment operations	0.31	0.92	1.50	(0.42)	0.74	0.13
Distributions(b)
From net investment income	(0.59)(c)	(0.95)	(0.99)	(0.68)	(0.62)	(0.61)
Return of capital	—	(0.23)	(0.06)	(0.02)	(0.11)	(0.22)
Total distributions	(0.59)	(1.18)	(1.05)	(0.70)	(0.73)	(0.83)
Net asset value, end of period	$10.35	$10.63	$10.89	$10.44	$11.56	$11.55
Market price, end of period	$10.56	$10.76	$10.79	$9.20	$11.70	$10.45
Total Return(d)
Based on net asset value	3.04%(e)	8.93%	15.74%	(2.97)%	6.67%	2.57%
Based on market price	3.86%(e)	11.28%	30.14%	(15.51)%	19.33%	1.50%
Ratios to Average Net Assets(f)
Total expenses	1.77%(g)	2.32%	2.47%	1.90%	1.34%	1.48%
Total expenses after fees waived and/or reimbursed	1.77%(g)	2.31%	2.47%	1.90%	1.34%	1.47%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees	0.74%(g)	0.79%	0.79%	0.84%	0.92%	0.91%
Net investment income	7.35%(g)	8.72%	9.25%	6.65%	5.21%	5.65%
Supplemental Data
Net assets, end of period (000)	$576,663	$550,662	$507,398	$486,565	$538,681	$537,959
Borrowings outstanding, end of period (000)	$120,000	$102,000	$149,000	$164,000	$248,000	$229,000
Asset coverage, end of period per $1,000 of bank borrowings(h)	$5,806	$6,399	$4,405	$3,967	$3,172	$3,349
Portfolio turnover rate	26%	43%	30%	18%	47%	67%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)
Calculated by subtracting the Fund’s total liabilities (not including bank borrowings) from the Fund’s total assets and dividing this by the amount of bank borrowings, and by multiplying the results by 1,000.

See notes to financial statements.

2025 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	FRA
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$12.89	$13.26	$12.81	$13.85	$13.81	$14.55
Net investment income(a)	0.46	1.16	1.24	0.84	0.67	0.69
Net realized and unrealized gain (loss)	(0.15)	(0.04)	0.53	(1.11)	0.17	(0.51)
Net increase (decrease) from investment operations	0.31	1.12	1.77	(0.27)	0.84	0.18
Distributions(b)
From net investment income	(0.74)(c)	(1.17)	(1.25)	(0.77)	(0.67)	(0.70)
Return of capital	—	(0.32)	(0.07)	—	(0.13)	(0.22)
Total distributions	(0.74)	(1.49)	(1.32)	(0.77)	(0.80)	(0.92)
Net asset value, end of period	$12.46	$12.89	$13.26	$12.81	$13.85	$13.81
Market price, end of period	$13.14	$13.75	$12.66	$11.26	$13.43	$12.11
Total Return(d)
Based on net asset value	2.52%(e)	8.88%	15.35%	(1.34)%	6.48%	2.76%
Based on market price	1.35%(e)	21.65%	25.29%	(10.57)%	17.74%	(2.45)%
Ratios to Average Net Assets(f)
Total expenses	2.66%(g)	2.95%	2.88%	2.17%	1.55%	1.69%
Total expenses after fees waived and/or reimbursed	2.66%(g)	2.95%	2.87%	2.17%	1.54%	1.67%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees	1.05%(g)	1.07%	1.04%	1.15%	1.14%	1.13%
Net investment income	7.44%(g)	8.84%	9.45%	6.36%	4.76%	5.15%
Supplemental Data
Net assets, end of period (000)	$440,992	$455,119	$467,336	$451,188	$487,833	$488,051
Borrowings outstanding, end of period (000)	$134,000	$143,000	$144,000	$147,000	$223,000	$208,000
Asset coverage, end of period per $1,000 of bank borrowings(h)	$4,291	$4,183	$4,245	$4,069	$3,188	$3,346
Portfolio turnover rate	18%	36%	25%	14%	49%	65%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)
Calculated by subtracting the Fund’s total liabilities (not including bank borrowings) from the Fund’s total assets and dividing this by the amount of bank borrowings, and by multiplying the results by 1,000.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BKT
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22(a)	Year Ended 12/31/21(a)	Year Ended 12/31/20(a)

Net asset value, beginning of period	$11.81	$12.73	$13.10	$16.94	$18.54	$18.89
Net investment income(b)	0.21	0.36	0.32	0.43	0.70	0.86
Net realized and unrealized gain (loss)	0.41	(0.22)	0.37	(3.24)	(1.06)	0.02
Net increase (decrease) from investment operations	0.62	0.14	0.69	(2.81)	(0.36)	0.88
Distributions(c)
From net investment income	(0.53)(d)	(0.41)	(0.39)	(0.49)	(0.89)	(1.01)
Return of capital	—	(0.65)	(0.67)	(0.54)	(0.35)	(0.22)
Total distributions	(0.53)	(1.06)	(1.06)	(1.03)	(1.24)	(1.23)
Net asset value, end of period	$11.90	$11.81	$12.73	$13.10	$16.94	$18.54
Market price, end of period	$11.75	$11.52	$12.18	$12.34	$16.95	$18.21
Total Return(e)
Based on net asset value	5.38%(f)	1.32%	6.03%	(16.67)%	(2.01)%	4.92%
Based on market price	6.68%(f)	3.29%	7.69%	(21.50)%	(0.23)%	7.31%
Ratios to Average Net Assets(g)
Total expenses	2.04%(h)(i)(j)	2.75%	3.23%	1.65%	0.94%	1.18%
Total expenses after fees waived and/or reimbursed	2.03%(h)(i)(j)	2.75%	3.23%	1.64%	0.94%	1.18%
Total expenses after fees waived and/or reimbursed and excluding interest expense	0.92%(h)(i)(j)	0.93%	0.92%	0.95%	0.90%	0.89%
Net investment income	3.57%(h)	2.96%	2.50%	2.94%	3.91%	4.55%
Supplemental Data
Net assets, end of period (000)	$288,984	$251,630	$271,329	$279,035	$360,752	$394,195
Borrowings outstanding, end of period (000)	$67,875	$76,794	$111,020	$115,764	$115,184	$156,936
Portfolio turnover rate(k)	124%	269%	221%	237%	248%	69%

(a)
Per share operating performance amounts have been adjusted to reflect a 1-for-3 reverse stock split prior to the open of trading on the NYSE on October 18, 2022 for common stockholders of record as of the close of business on October 17, 2022.

(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)
Reorganization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 2.04%, 2.04% and 0.93%, respectively.

(j)
Includes non-recurring expenses of reorganization costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 2.03%, 2.03% and 0.92%, respectively.

(k)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Portfolio turnover rate (excluding MDRs)	61%	133%	106%	122%	119%	31%
See notes to financial statements.

2025 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BLW
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$14.04	$14.11	$13.51	$16.44	$16.93	$17.05
Net investment income(a)	0.54	1.14	1.11	0.97	1.00	0.98
Net realized and unrealized gain (loss)	0.08	0.12	0.70	(2.82)	(0.31)	0.08
Net increase (decrease) from investment operations	0.62	1.26	1.81	(1.85)	0.69	1.06
Distributions(b)
From net investment income	(0.68)(c)	(1.18)	(1.07)	(0.92)	(1.02)	(1.03)
Return of capital	—	(0.15)	(0.14)	(0.16)	(0.16)	(0.15)
Total distributions	(0.68)	(1.33)	(1.21)	(1.08)	(1.18)	(1.18)
Net asset value, end of period	$13.98	$14.04	$14.11	$13.51	$16.44	$16.93
Market price, end of period	$14.18	$14.13	$13.98	$13.07	$16.85	$15.92
Total Return(d)
Based on net asset value	4.53%(e)	9.34%	14.41%	(10.96)%	4.18%(f)	7.58%
Based on market price	5.35%(e)	11.06%	17.17%	(15.96)%	13.55%	5.24%
Ratios to Average Net Assets(g)
Total expenses	3.91%(h)	4.47%	3.64%	2.04%	1.18%	1.39%
Total expenses after fees waived and/or reimbursed	3.91%(h)	4.47%	3.64%	2.04%	1.18%	1.39%
Total expenses after fees waived and/or reimbursed and excluding interest expense	1.00%(h)	1.01%	0.94%	0.96%	0.92%	0.90%
Net investment income	7.79%(h)	8.13%	8.10%	6.70%	5.90%	6.07%
Supplemental Data
Net assets, end of period (000)	$539,365	$514,291	$503,770	$482,587	$587,146	$603,933
Borrowings outstanding, end of period (000)	$329,900	$337,676	$276,235	$275,639	$312,356	$275,105
Portfolio turnover rate(i)	23%	95%	106%	77%	66%	65%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Portfolio turnover rate (excluding MDRs)	20%	75%	70%	58%	52%	58%
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BIT
	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Period from 11/01/23 to 12/31/23	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20(a)

Net asset value, beginning of period	$14.50	$14.76	$13.78	$14.66	$17.98	$17.66	$17.28
Net investment income(b)	0.49	0.99	0.16	0.91	1.03	1.13	1.08
Net realized and unrealized gain (loss)	0.16	0.23	1.07	(0.31)	(2.87)	0.67	0.78
Net increase (decrease) from investment operations	0.65	1.22	1.23	0.60	(1.84)	1.80	1.86
Distributions(c)
From net investment income	(0.74)(d)	(0.97)	(0.17)	(0.89)	(1.07)	(1.11)	(0.99)
Return of capital	—	(0.51)	(0.08)	(0.59)	(0.41)	(0.37)	(0.49)
Total distributions	(0.74)	(1.48)	(0.25)	(1.48)	(1.48)	(1.48)	(1.48)
Net asset value, end of period	$14.41	$14.50	$14.76	$13.78	$14.66	$17.98	$17.66
Market price, end of period	$14.60	$14.60	$15.00	$14.09	$14.43	$18.90	$15.65
Total Return(e)
Based on net asset value	4.63%(f)	8.66%	8.95%(f)	4.08%	(10.47)%(g)	10.55%	12.68%(h)
Based on market price	5.28%(f)	7.66%	8.29%(f)	8.12%	(16.16)%	31.13%	0.61%
Ratios to Average Net Assets(i)
Total expenses	3.75%(j)(k)(l)	4.29%	4.29%(j)(m)	3.92%	1.99%	1.70%	2.36%
Total expenses after fees waived and/or reimbursed	3.75%(j)(k)(l)	4.28%	4.29%(j)(m)	3.92%	1.99%	1.70%	2.19%(n)
Total expenses after fees waived and/or reimbursed and excluding interest expense	1.34%(j)(k)(l)	1.33%	1.34%(j)(m)	1.32%	1.34%	1.42%	1.39%
Net investment income	6.87%(j)	6.77%	6.64%(j)	6.26%	6.39%	6.14%	6.51%
Supplemental Data
Net assets, end of period (000)	$603,687	$577,856	$558,173	$520,821	$552,552	$676,391	$662,853
Borrowings outstanding, end of period (000)	$305,750	$347,481	$284,576	$285,633	$288,231	$386,820	$353,128
Portfolio turnover rate(o)	21%	134%	28%	151%	112%	75%	101%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(f)	Not annualized.
(g)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)	Includes payments received from an affiliate and unaffiliated third parties, which impacted the Fund’s total return. Excluding the payments, the Fund’s total return would have been 1.38%.
(i)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j)	Annualized.
(k)
Includes non-recurring expenses of Offering costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 3.74%, 3.74% and 1.32%, respectively.

(l)
Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized the total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 3.77%, 3.77% and 1.35%, respectively.

(m)
Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, total expenses, total expenses after fees waived and/or reimbursed, total expenses after fees waived and/or reimbursed and excluding interest expense would have been 4.35%, 4.35% and 1.40%, respectively.

(n)	Includes reimbursement of professional fees by unaffiliated third parties, which impacted the Fund’s expense ratio. Excluding the payment, the Fund’s total expense ratio would have been 2.36%.
(o)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Period from 11/01/23 to 12/31/23	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20(a)

Portfolio turnover rate (excluding MDRs)	20%	99%	17%	91%	77%	58%	72%
See notes to financial statements.

2025 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
The following are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end management investment companies and are referred to herein collectively as the “Funds”, or individually as a “Fund”:
Fund Name	Herein Referred To As	Organized	Diversification Classification
BlackRock Debt Strategies Fund, Inc.	DSU	Maryland	Diversified
BlackRock Floating Rate Income Strategies Fund, Inc.	FRA	Maryland	Diversified
BlackRock Income Trust, Inc.	BKT	Maryland	Diversified
BlackRock Limited Duration Income Trust	BLW	Delaware	Diversified
BlackRock Multi-Sector Income Trust	BIT	Delaware	Diversified
The Boards of Directors and Boards of Trustees of the Funds are collectively referred to throughout this report as the “Board,” and the directors/trustees thereof are collectively referred to throughout this report as “Directors”. The Funds determine and make available for publication the net asset values (“NAVs”) of their Common Shares on a daily basis.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
Reorganization: The Board of BKT (the “Acquiring Fund”) and the Board and shareholders of BlackRock Enhanced Government Fund, Inc. (“EGF”) (the “Target Fund”) approved the reorganization of the Target Fund into the Acquiring Fund. As a result, the Acquiring Fund acquired substantially all of the assets and assumed substantially all of the liabilities of the Target Fund in exchange for an equal aggregate value of newly-issued Common Shares of the Acquiring Fund.
Each Common Shareholder of the Target Fund received Common Shares of the Acquiring Fund in an amount equal to the aggregate NAV of such Common Shareholder’s Target Fund Common Shares, as determined at the close of business on March 21, 2025, less the costs of the Target Fund’s reorganization. Cash was distributed for any fractional shares.
The reorganization was accomplished by a tax-free exchange of Common Shares of the Acquiring Fund in the following amounts and at the following conversion ratios:
Target Fund	Target Fund’s Share Class	Shares Prior to Reorganization	Conversion Ratio	BKT’s Share Class	Shares of BKT
EGF	Common	3,551,598	0.84020511	Common	2,984,042 (a)

(a)	Net of fractional shares redeemed.
The Target Fund’s net assets and composition of net assets on March 21, 2025, the valuation date of the reorganization, were as follows:
EGF
Net assets	$35,673,791
Paid-in-capital	65,879,865
Accumulated loss	(30,206,074)
For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value. However, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The net assets of the Acquiring Fund before the reorganization were $254,726,957. The aggregate net assets of the Acquiring Fund immediately after the reorganization amounted to $290,400,748. The Target Fund’s fair value and cost of financial instruments prior to the reorganization were as follows:
Target Fund	Fair Value of Investments	Cost of Investments
EGF	$ 33,806,434	$ 34,864,291
The purpose of these transactions was to combine two funds managed by the Manager with substantially similar (but not identical) investment objectives, investment policies, strategies, risks and restrictions. Each reorganization was a tax-free event and was effective on March 24, 2025.
Assuming the reorganization had been completed on January 1, 2025, the beginning of the fiscal reporting period of the Acquiring Fund, the pro forma results of operations for the period ended June 30, 2025, were as follows:
• Net investment income: $4,867,215
• Net realized and change in unrealized gain/loss on investments: $9,717,182
• Net increase in net assets resulting from operations: $14,584,397
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s Statements of Operations since March 24, 2025.
Reorganization costs incurred by BKT in connection with the reorganization were expensed by BKT.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared and paid monthly.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Fund’s Board, the directors who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the

2025 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

BlackRock Fixed-Income Complex and reflected as Directors and Officer expense on the Statements of Operations. The Directors and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the  financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
•Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening

2025 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate (“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Funds had the following unfunded floating rate loan interests:
Fund Name	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
DSU	Citrin Cooperman Advisors LLC	$47,494	$ 47,257	$47,415	$ 158
	Clydesdale Acquisition Holdings, Inc.	19,822	19,826	19,733	(93)
	GrafTech Finance, Inc.	14,490	14,490	14,526	36
	Kaman Corp.	56,972	56,901	56,883	(18)
	Raven Acquisition Holdings LLC	36,543	36,360	36,497	137
	Signia Aerospace LLC	47,405	47,446	47,583	137
	Springs Windows Fashions, LLC	204,176	204,176	203,411	(765)
					$ (408)
FRA	Citrin Cooperman Advisors LLC	$44,983	$ 44,758	$44,908	150
	Clydesdale Acquisition Holdings, Inc.	18,651	18,656	18,568	(88)
	Kaman Corp.	55,313	55,244	55,227	(17)
	Raven Acquisition Holdings LLC	37,531	37,343	37,484	141
	Signia Aerospace LLC	26,464	26,398	26,563	165
	Springs Windows Fashions, LLC	106,703	106,703	106,303	(400)
					$ (49)
BLW	Citrin Cooperman Advisors LLC	$27,401	$ 27,264	$27,355	91
	Clydesdale Acquisition Holdings, Inc.	11,118	11,122	11,068	(54)
	GrafTech Finance, Inc.	60,029	60,029	60,179	150
	Kaman Corp.	33,188	33,146	33,136	(10)
	Raven Acquisition Holdings LLC	21,728	21,620	21,702	82
	Signia Aerospace LLC	14,750	14,713	14,805	92
	Springs Windows Fashions, LLC	171,501	171,501	170,858	(643)
					$ (292)
BIT	GrafTech Finance, Inc.	$70,379	$ 70,379	$70,555	176
	Jupiter Buyer, Inc.	10,617	10,564	10,686	122
	Kaman Corp.	51,917	51,852	51,836	(16)

2025 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

Fund Name	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
BIT (continued)	Signia Aerospace LLC	$15,460	$ 15,422	$15,519	$ 97
	Springs Windows Fashions, LLC	68,952	68,952	68,693	(259)
					$ 120
Forward Commitments, When-Issued and Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Funds to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statements of Assets and Liabilities and Statements of Operations.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions: The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Borrowed Bond Agreements: Repurchase agreements may be referred to as borrowed bond agreements when entered into in connection with short sales of bonds. In a borrowed bond agreement, a fund borrows a bond from a counterparty in exchange for cash collateral. The agreement contains a commitment that the security and the cash will be returned to the counterparty and a fund at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between a fund and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. A fund may also experience delays in gaining access to the collateral.
Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third-party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.
Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value.  Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

For the six months ended June 30, 2025, the average daily amount of reverse repurchase agreements outstanding and the weighted average interest rate for the Funds were as follows:
Fund Name	Average Amount Outstanding	Weighted Average Interest Rate
BKT	$ 66,764,591	4.47%
BLW	328,349,022	4.64
BIT	320,630,690	4.46
Borrowed bond agreements and reverse repurchase transactions are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a fund. With borrowed bond agreements and reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor to the extent that the aggregate market value of the cash collateral and the purchased securities it holds is less than the repurchase price. As such, the receipt of any shortfall or any closeout amount owed to a fund upon termination of the MRA could be delayed or not received at all.
As of period end, the following table is a summary of BKT’s open borrowed bond agreements and reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:
BKT
Counterparty	Borrowed Bonds Agreements(a)	Reverse Repurchase Agreements	Borrowed Bonds at Value including Accrued Interest(b)	Net Amount before Collateral	Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged Including Accrued Interest(c)	Cash Collateral Pledged	Net Collateral (Received)/ Pledged(c)	Net Exposure Due (to)/ from Counterparty(d)
BNP Paribas SA	$ 699,213	$ —	$ (703,488)	$ (4,275)	$ —	$ —	$ —	$ —	$ —	$ (4,275)
Citigroup Global Markets, Inc.	—	(6,462,773)	—	(6,462,773)	—	—	6,462,773	—	6,462,773	—
HSBC Securities (USA), Inc.	—	(61,412,359)	—	(61,412,359)	—	—	61,412,359	—	61,412,359	—
	$ 699,213	$ (67,875,132)	$ (703,488)	$ (67,879,407)	$ —	$ —	$ 67,875,132	$ —	$ 67,875,132	$ (4,275)

(a)	Included in Investments at value-unaffiliated in the Statements of Assets and Liabilities.
(b)	Includes accrued interest on borrowed bonds in the amount of $4,956 which is included in interest expense payable in the Statements of Assets and Liabilities.
(c)
Net collateral, including accrued interest, if any, with a value of $69,838,313 has been pledged/received in connection with open reverse repurchase agreements. Excess of net collateral pledged, if any, to the individual counterparty is not shown for financial reporting purposes.

(d)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.
As of period end, the following table is a summary of BLW’s and BIT’s open reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:
Fund Name/Counterparty	Reverse Repurchase Agreements	Fair Value of Non-Cash Collateral Pledged Including Accrued Interest(a)	Cash Collateral Pledged/Received(a)	Net Amount
BLW
Barclays Bank PLC	$ (16,231,465)	$ 16,231,465	$ —	$ —
Barclays Capital, Inc.	(18,005,906)	18,005,906	—	—
BNP Paribas SA	(43,341,193)	43,341,193	—	—
BofA Securities, Inc.	(49,697,872)	49,697,872	—	—
Credit Agricole Corporate and Investment Bank	(3,375,118)	3,375,118	—	—
Goldman Sachs & Co. LLC	(6,508,456)	6,508,456	—	—
HSBC Bank PLC	(2,411,362)	2,411,362	—	—
HSBC Securities (USA), Inc.	(15,222,733)	15,222,733	—	—
J.P. Morgan Securities LLC	(9,610,745)	9,610,745	—	—
Merrill Lynch International	(1,543,630)	1,543,630	—	—
Nomura Securities International, Inc.	(66,689,231)	66,689,231	—	—
RBC Capital Markets, LLC	(15,622,085)	15,622,085	—	—

2025 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

Fund Name/Counterparty	Reverse Repurchase Agreements	Fair Value of Non-Cash Collateral Pledged Including Accrued Interest(a)	Cash Collateral Pledged/Received(a)	Net Amount
TD Securities (USA) LLC	$ (74,400,984)	$ 74,400,984	$ —	$ —
U.S. Bancorp Investments, Inc.	(7,239,187)	7,239,187	—	—
	$ (329,899,967)	$ 329,899,967	$ —	$ —

(a)
Net collateral, including accrued interest, if any, with a value of $373,276,127 has been pledged/received in connection with open reverse repurchase agreements. Excess of net collateral pledged, if any, to the individual counterparty is not shown for financial reporting purposes.

Fund Name/Counterparty	Reverse Repurchase Agreements	Fair Value of Non-Cash Collateral Pledged Including Accrued Interest(a)	Cash Collateral Pledged/Received(a)	Net Amount
BIT
Barclays Bank PLC	$ (10,551,864)	$ 10,551,864	$ —	$ —
Barclays Capital, Inc.	(16,308,714)	16,308,714	—	—
BNP Paribas SA	(36,557,153)	36,557,153	—	—
BofA Securities, Inc.	(47,001,302)	47,001,302	—	—
Credit Agricole Corporate and Investment Bank	(464,551)	464,551	—	—
Goldman Sachs & Co. LLC	(10,118,945)	10,118,945	—	—
HSBC Securities (USA), Inc.	(85,938,524)	85,938,524	—	—
J.P. Morgan Securities LLC	(13,242,078)	13,242,078	—	—
Merrill Lynch International	(2,615,021)	2,615,021	—	—
Nomura Securities International, Inc.	(26,564,791)	26,564,791	—	—
RBC Capital Markets, LLC	(14,993,738)	14,993,738	—	—
Santander US Capital Markets LLC	(3,300,795)	3,300,795	—	—
Societe Generale	(8,940,053)	8,283,296	656,757	—
TD Securities (USA) LLC	(29,152,739)	29,152,739	—	—
	$ (305,750,268)	$ 305,093,511	$ 656,757	$ —

(a)
Net collateral, including accrued interest, if any, with a value of $344,419,953 has been pledged/received in connection with open reverse repurchase agreements. Excess of net collateral pledged, if any, to the individual counterparty is not shown for financial reporting purposes.

In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, a fund’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce a fund’s obligation to repurchase the securities.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of  Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of  Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
•Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
•Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
•Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the

2025 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements  of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds.  Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty,  each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: Each Fund entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, DSU and FRA pay the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets, plus the proceeds of any debt securities or outstanding borrowings used for leverage:
	DSU	FRA
Investment advisory fees	0.55%	0.75%
For purposes of calculating these fees, “net assets” mean the total assets of each Fund minus the sum of its accrued liabilities.
For such services, BKT pays the Manager a monthly fee at an annual rate equal to 0.65% of the average weekly value of the Fund’s net assets. For purposes of calculating this fee, “net assets” means the total assets of the Fund minus the sum of its accrued liabilities (including the aggregate indebtedness constituting financial leverage).
For such services, BLW pays the Manager a monthly fee at an annual rate equal to 0.55% of the average weekly value of the Fund’s managed assets, including the proceeds of any debt securities or outstanding borrowings used for leverage.
For such services, BIT pays the Manager a monthly fee at an annual rate equal to 0.80% of the average daily value of the Fund’s managed assets. For purposes of calculating this fee, “managed assets” are determined as total assets of the Fund (including any assets attributable to money borrowed for investment purposes) less the sum of its accrued liabilities (other than money borrowed for investment purposes).
With respect to each Fund, the Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”), an affiliate of the Manager. With respect to BLW and BIT, the Manager also entered into a separate sub-advisory agreement with BlackRock (Singapore) Limited (“BSL”), an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of each Fund for which BIL and BSL, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Distribution Fees:  DSU, BLW and BIT have each entered into a Distribution Agreement with BlackRock Investments, LLC ("BRIL"), an affiliate of the Manager, to provide for distribution of DSU, BLW and BIT common shares on a reasonable best efforts basis through an equity shelf offering (a "Shelf Offering") (the "Distribution Agreement"). Pursuant to the Distribution Agreement, BRIL will receive commissions with respect to sales of common shares at a commission rate of 1.00% of the gross proceeds of the sale of DSU’s, BLW’s and BIT’s common shares and a portion of such commission is re-allowed to broker-dealers engaged by BRIL. The commissions retained by BRIL during the period ended June 30, 2025 amounted to $ 80,843, $ 52,260 and $ 58,052  for each of DSU, BLW and BIT respectively.
Administration:  BKT has an Administration Agreement with the Manager. The administration fee paid monthly to the Manager is computed at an annual rate of 0.15% of the Fund’s average weekly net assets. For BKT, the Manager may reduce or discontinue this arrangement at any time without notice.
Expense Waivers and Reimbursements:  With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended June 30, 2025, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
DSU	$ 657
FRA	111
BKT	1,941
BLW	1,287
BIT	2,213
The Manager contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The agreement can be renewed for annual periods thereafter, and may be terminated on 90 days’ notice, each subject to approval by a majority of the Funds’ Independent Directors. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended June 30, 2025, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
DSU	$ 7,134
FRA	16,081
Directors and Officers:  Certain directors and/or officers of the Funds are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.
7.
 PURCHASES AND SALES
For the six months ended June 30, 2025, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term securities, were as follows:
	U.S. Government Securities		Other Securities
Fund Name	Purchases	Sales	Purchases	Sales
DSU	$ —	$ —	$ 170,557,833	$ 119,699,796
FRA	—	—	104,251,385	115,554,742
BKT	451,586,901	477,263,956	9,074,391	702,909
BLW	61,420,631	61,676,601	157,490,374	136,758,428
BIT	43,050,769	47,947,270	149,022,640	156,540,545
For the six months ended June 30, 2025, purchases and sales related to mortgage dollar rolls were as follows:
Fund Name	Purchases	Sales
BKT	$ 231,468,975	$ 231,510,259
BLW	22,093,383	22,108,255
BIT	11,860,998	11,869,366
8.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of June 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.

2025 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

As of December 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards
DSU	$ (127,245,889)
FRA	(63,911,717)
BKT	(123,878,003)
BLW	(98,861,527)
BIT	(58,591,886)
As of June 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
DSU	$ 718,054,337	$ 7,842,782	$ (22,682,233)	$ (14,839,451)
FRA	595,385,961	4,474,353	(12,696,353)	(8,222,000)
BKT	415,041,059	8,398,521	(36,456,244)	(28,057,723)
BLW	877,033,235	17,378,940	(17,242,706)	136,234
BIT	901,265,192	26,293,803	(23,972,862)	2,320,941
9.
BANK BORROWINGS
DSU and FRA are party to a senior committed secured, 360-day rolling line of credit facility and a separate security agreement (the “SSB Agreement”) with State Street Bank and Trust Company (“SSB”). SSB may elect to terminate its commitment upon 360-days written notice to DSU and FRA. As of period end, DSU and FRA have not received any notice to terminate. DSU and FRA have granted a security interest in substantially all of their assets to SSB.
The SSB Agreement allows for the following maximum commitment amounts:
Fund Name	Commitment Amounts
DSU	$ 276,000,000
FRA	255,000,000
Advances will be made by SSB to DSU and FRA, at DSU’s and FRA’s option of (a) Daily Simple SOFR plus 0.80% or (b) One Month Term SOFR plus 0.80%. SOFR and One Month Term SOFR are subject to a 0% floor.
In addition, DSU and FRA paid a commitment fee (based on the daily unused portion of the commitments).  Advances to DSU and FRA as of period end, if any, are shown in the Statements of Assets and Liabilities as bank borrowings. Based on the short-term nature of the borrowings under the line of credit and the variable interest rate, the carrying amount of the borrowings approximates fair value.
DSU and FRA may not declare dividends or make other distributions on shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding borrowings is less than 300%.
For the six months ended June 30, 2025, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the credit agreement were as follows:
Fund Name	Maximum Amount Borrowed	Average Amount Outstanding	Daily Weighted Average Interest Rate
DSU	$ 128,000,000	$ 106,287,293	5.15%
FRA	143,000,000	134,718,232	5.16
10.
PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Illiquidity Risk: Each Fund may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. A Fund may not be able to readily dispose of such investments at prices that approximate those at which a Fund could sell such investments if they were more widely traded and, as a result of such illiquidity, a Fund may have to sell other investments or engage in borrowing transactions if
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

necessary to raise funds to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting a Fund’s NAV and ability to make dividend distributions. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.
Market Risk:  Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it

2025 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of  their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
11.
 CAPITAL SHARE TRANSACTIONS
DSU is authorized to issue 400 million shares, all of which were initially classified as Common Shares. FRA and BKT are authorized to issue 200 million shares, all of which were initially classified as Common Shares. BLW and BIT is authorized to issue an unlimited number of shares, all of which were initially classified as Common Shares. The par value for DSU’s, FRA’s, BKT’s, BLW’s and BIT’s  shares is $0.10, $0.10, $0.010, $0.001 and $0.001, respectively. The Board for DSU, FRA, BLW and BIT are each authorized, however, to reclassify any unissued Common Shares to Preferred Shares without the approval of Common Shareholders.
Common Shares
For the periods shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:
	Six Months Ended	Year Ended
Fund Name	06/30/25	12/31/24
DSU	83,813	119,031
FRA	76,705	72,449
BLW	85,452	105,180
BIT	85,257	187,269
For the six months ended June 30, 2025, Common Shares of BKT issued and outstanding increased by 2,984,071 as a result of reorganization of EGF with and into BKT.
For the six months ended June 30, 2025, Common Shares of BKT issued and outstanding decreased by 29 as a result of a redemption of fractional shares from the reorganization of EGF with and into BKT.
For the period ended December 31, 2024, shares issued and outstanding remained constant for BKT.
DSU, BLW and BIT have each filed a prospectus with the SEC allowing them to issue an additional 16,000,000, 10,000,000 and 15,000,000 Common Shares, respectively, through an equity shelf program (a "Shelf Offering"). Under the Shelf Offering, DSU, BLW and BIT, subject to market conditions, may raise additional equity capital from time to time in varying amounts and utilizing various offering methods at a net price at or above each Fund’s NAV per Common Share (calculated within 48 hours of pricing). As of period end, 7,114,845, 7,333,586  and 11,187,345  Common Shares, respectively, remain available for issuance under the Shelf Offering. During the period ended June 30, 2025, DSU, BLW and BIT issued 3,805,225, 1,844,969 and 1,979,615  shares respectively under the Shelf Offering. See Additional Information - Shelf Offering Program for additional information.
Initial costs incurred by DSU, BLW and BIT in connection with their Shelf Offerings are recorded as “Deferred offering costs” in the Statements of Assets and Liabilities. As shares are sold, a portion of the costs attributable to the shares sold will be charged against paid-in-capital. Any remaining deferred charges at the end of the Shelf Offering period will be charged to expense.
12.
SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’  financial statements was completed through the date the financial statements were issued and the following items were noted:
The Funds declared and paid or will pay distributions to Common Shareholders as follows:
Fund Name	Declaration Date	Record Date	Payable/ Paid Date	Dividend Per Common Share
DSU	07/01/25	07/15/25	07/31/25	$ 0.098730
	08/01/25	08/15/25	08/29/25	0.098730
FRA	07/01/25	07/15/25	07/31/25	0.123840
	08/01/25	08/15/25	08/29/25	0.123840
BKT	07/01/25	07/15/25	07/31/25	0.088200
	08/01/25	08/15/25	08/29/25	0.088200
BLW	07/01/25	07/15/25	07/31/25	0.113200
	08/01/25	08/15/25	08/29/25	0.113200
BIT	07/01/25	07/15/25	07/31/25	0.123700
	08/01/25	08/15/25	08/29/25	0.123700
On August 6, 2025, the Board approved the terms of the issuance of transferrable rights (“Rights”) to the holders of BIT’s Common Shares as of August 19, 2025 (the “Record Date”). Shareholders will receive one Right for each outstanding Common Share owned on the Record Date. The Rights entitle their holders to purchase one new Common
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Share for every three Rights held (1-for-3) (the “Offer”). The expiration date of the Offer is expected to be September 9, 2025. All expenses of the Offer, including sales commissions, will be borne by the Manger, and not by BIT or any of BIT’s shareholders.

2025 BlackRock Semi-Annual Report to Shareholders

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

The Boards of Directors/Trustees, as applicable (collectively, the “Board,” the members of which are referred to as “Board Members”) of BlackRock Debt Strategies Fund, Inc. (“DSU”), BlackRock Floating Rate Income Strategies Fund, Inc. (“FRA”), BlackRock Income Trust, Inc. (“BKT”), BlackRock Limited Duration Income Trust (“BLW”), and BlackRock Multi-Sector Income Trust (“BIT”) (collectively, the “Funds” and each, a “Fund”) met on May 8, 2025 (the “May Meeting”) and June 5-6, 2025 (the “June Meeting”) to consider the approval to continue the investment advisory agreements (the “Advisory Agreements”) between each Fund and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager, BlackRock International Limited (“BIL”) and each Fund and (2) the Manager, BlackRock (Singapore) Limited (“BSL” and together with BIL, the “Sub-Advisors”) and each of BLW and BIT. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreements and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board Members who are not “interested persons” of each Fund, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the May Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) leverage management, as applicable; (c) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (d) Fund operating expenses and how BlackRock allocates expenses to each Fund; (e) the resources devoted to risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (f) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (g) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (h) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (i) BlackRock’s implementation of the proxy voting policies approved by the Board; (j) execution quality of portfolio transactions; (k) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (l) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, closed-end fund, sub-advised mutual fund, collective investment trust and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (m) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; (n) periodic updates on BlackRock’s business; and (o) each Fund’s market discount/premium compared to peer funds.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, closed-end funds, and open-end funds, under similar investment mandates, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund; (g) a summary of aggregate amounts paid by each Fund to BlackRock; and (h) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to
Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of closed-end funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, registration statements in connection with each Fund’s equity shelf programs, and periodic shareholder reports; (ii) preparing communications with analysts to support secondary market trading of each Fund; (iii) oversight of daily accounting and pricing; (iv) responsibility for periodic filings with regulators and stock exchanges; (v) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (vi) organizing Board meetings and preparing the materials for such Board meetings; (vii) providing legal and compliance support; (viii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain closed-end funds; and (ix) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisors with respect to each Fund, as applicable, facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit each Fund and its shareholders.
B.  The Investment Performance of each Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the May Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the May meeting. In preparation for the May Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2024, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and certain performance metrics (“Performance Metrics”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board reviewed and considered DSU’s performance relative to DSU’s Performance Metrics. Based on an overall rating relative to the Performance Metrics, DSU generally performed in line with expectations. The Board noted that BlackRock believes that the Performance Metrics are an appropriate performance comparison for DSU, and that BlackRock has explained its rationale for this belief to the Board.
The Board reviewed and considered FRA’s performance relative to FRA’s Performance Metrics. Based on an overall rating relative to the Performance Metrics, FRA generally performed in line with expectations. The Board noted that BlackRock believes that the Performance Metrics are an appropriate performance comparison for FRA, and that BlackRock has explained its rationale for this belief to the Board.
The Board reviewed and considered BKT’s performance relative to BKT’s Performance Metrics. Based on an overall rating relative to the Performance Metrics, BKT generally performed below expectations. The Board noted that BlackRock believes that the Performance Metrics are an appropriate performance comparison for BKT, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed BKT’s underperformance relative to the Performance Metrics.

2025 BlackRock Semi-Annual Report to Shareholders

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

The Board reviewed and considered BLW’s performance relative to BLW’s Performance Metrics. Based on an overall rating relative to the Performance Metrics, BLW generally performed in line with expectations. The Board noted that BlackRock believes that the Performance Metrics are an appropriate performance comparison for BLW, and that BlackRock has explained its rationale for this belief to the Board.
The Board reviewed and considered BIT’s performance relative to BIT’s Performance Metrics. Based on an overall rating relative to the Performance Metrics, BIT generally performed in line with expectations. The Board noted that BlackRock believes that the Performance Metrics are an appropriate performance comparison for BIT, and that BlackRock has explained its rationale for this belief to the Board.
C.  Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with each Fund
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate as a percentage of managed assets, which is the total assets of each Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of each Fund’s accrued liabilities (other than money borrowed for investment purposes) to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, excluding any investment related expenses. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, closed-end fund, sub-advised mutual fund, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that DSU’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in first quartile relative to the Expense Peers.
The Board noted that FRA’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Expense Peers.
The Board noted that BKT’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Expense Peers.
The Board noted that BLW’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Expense Peers.
The Board noted that BIT’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile relative to the Expense Peers.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit each Fund in a variety of ways as the assets of each Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, and fee waivers, as applicable. The Board considered each Fund’s asset levels and whether the current fee was appropriate.
Based on the Board’s review and consideration of the issue, the Board concluded that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial growth after the initial public offering. Closed-end funds are typically priced at scale at a fund’s inception. The Board noted that although
Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

each Fund may from time-to-time make additional share offerings pursuant to its equity shelf program, the growth of each Fund’s assets will occur primarily through the appreciation of its investment portfolio.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board also considered the various notable initiatives and projects BlackRock performed in connection with its closed-end fund product line. These initiatives included developing equity shelf programs; efforts to eliminate product overlap with fund mergers; ongoing services to manage leverage that has become increasingly complex; periodic evaluation of share repurchases and other support initiatives for certain BlackRock-advised funds; and efforts to reduce fund discounts, including continued communication efforts with shareholders, fund analysts and financial advisers. With respect to the latter, the Independent Board Members noted BlackRock’s continued commitment to supporting the secondary market for the common shares of its closed-end funds through a comprehensive secondary market communication program designed to raise investor and analyst awareness and understanding of closed-end funds. BlackRock’s support services included, among other things: sponsoring and participating in conferences; communicating with closed-end fund analysts covering the BlackRock funds throughout the year; providing marketing and product updates for the closed-end funds; and maintaining and enhancing its closed-end fund website.
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreements between the Manager and each Fund for a one-year term ending June 30, 2026, and the Sub-Advisory Agreements among (1) the Manager, BIL and each Fund and (2) the Manager, BSL and each of BLW and BIT for a one-year term ending June 30, 2026. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

2025 BlackRock Semi-Annual Report to Shareholders

Additional Information

Proxy Results
Not applicable.
Fund Certification
The Funds are listed for trading on the NYSE and have filed with the NYSE their annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Funds filed with the SEC the certification of its chief executive officer and chief financial officer required by Section 302 of the Sarbanes-Oxley Act.
Environmental, Social and Governance (“ESG”) Integration
Although the Funds do not seek to implement a specific sustainability objective, strategy or process unless otherwise disclosed, Fund management will consider ESG factors as part of the investment process for the Funds. Fund management views ESG integration as the practice of incorporating financially material ESG data or information into investment processes with the objective of enhancing risk-adjusted returns. These ESG considerations will vary depending on the Funds’ particular investment strategies and may include consideration of third-party research as well as consideration of proprietary BlackRock research across the ESG risks and opportunities regarding an issuer. The ESG characteristics utilized in the Funds’ investment process are anticipated to evolve over time and one or more characteristics may not be relevant with respect to all issuers that are eligible for investment. Certain of these considerations may affect the Funds’ exposure to certain companies or industries. While Fund management views ESG considerations as having the potential to contribute to the Funds’ long-term performance, there is no guarantee that such results will be achieved.
Dividend Policy
Each Fund’s policy is to make monthly distributions to shareholders. In order to provide shareholders with a more stable level of dividend distributions, each Fund employs a managed distribution plan (the "Plan"), the goal of which is to provide shareholders with consistent and predictable cash flows by setting distribution rates based on expected long-term returns of each Fund.
The distributions paid by each Fund for any particular month may be more or less than the amount of net investment income earned by each Fund during such month. Furthermore, the final tax characterization of distributions is determined after the year-end of a Fund and is reported in each Fund’s annual report to shareholders. Distributions can be characterized as ordinary income, capital gains and/or return of capital.  Each Fund’s taxable net investment income and net realized capital gains (“taxable income”) may not be sufficient to support the level of distributions paid. To the extent that distributions exceed the Fund’s current and accumulated earnings and profits, the excess may be treated as a non-taxable return of capital.
A return of capital is a return of a portion of an investor’s original investment. A return of capital is not expected to be taxable, but it reduces a shareholder’s tax basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent disposition by the shareholder of his or her shares. It is possible that a substantial portion of the distributions paid during a calendar year may ultimately be classified as return of capital for U.S. federal income tax purposes when the final determination of the source and character of the distributions is made.
Such distributions, under certain circumstances, may exceed a Fund’s total return performance. When total distributions exceed total return performance for the period, the difference reduces the  Fund’s total assets and net asset value (“NAV”) per share and, therefore, could have the effect of increasing the Fund’s expense ratio and reducing the amount of assets the Fund has available for long term investment.
General Information
FRA does not make available copies of its Statements of Additional Information because FRA’s shares are not continuously offered, which means that the Statement of Additional Information of FRA has not been updated after completion of FRA’s offerings and the information contained in FRA’s Statement of Additional Information may have become outdated.
DSU’s, BKT’s, BLW’s and BIT’s Statement of Additional Information includes additional information about its Board and is available, without charge upon request by calling (800) 882-0052.
The following information is a summary of certain changes since December 31, 2024. This information may not reflect all of the changes that have occurred since you purchased the relevant Fund.
Except if noted otherwise herein, there were no changes to the Funds’ charters or by-laws that would delay or prevent a change of control of the Funds that were not approved by the shareholders.
In accordance with Section 23(c) of the Investment Company Act of 1940, each Fund may from time to time purchase shares of its common stock in the open market or in private transactions.
Quarterly performance, shareholder reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Additional Information

Additional Information (continued)

Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and, for DSU, BKT, BLW and BIT only, prospectuses, by enrolling in the electronic delivery program. Electronic copies of shareholder reports and, for DSU, BKT, BLW and BIT only, prospectuses, are available on BlackRock’s website.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:
Please contact your financial adviser. Please note that not all investment advisers, banks or brokerages may offer this service.
Householding
The Funds will mail only one copy of shareholder documents, including for DSU, BKT, BLW and BIT only, prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 882-0052.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.
Availability of Proxy Voting Policies, Procedures and Voting Records
The Board of Directors of the Funds has delegated the voting of proxies for the Funds’ securities to BlackRock Advisors, LLC (the “Adviser”) pursuant to the Closed-End Fund Proxy Voting Policy. The Adviser has adopted the BlackRock Active Investment Stewardship - Global Engagement and Voting Guidelines (the “BAIS Guidelines”) with respect to certain funds, including the Funds. The BAIS Guidelines are available at www.blackrock.com.
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 882-0052; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.
Availability of Fund Updates
BlackRock will update performance and certain other data for the Funds on a monthly basis on its website in the “Closed-end Funds” section of blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Funds. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Shelf Offering Program
From time-to-time, DSU, BKT, BLW and BIT may seek to raise additional equity capital through a Shelf Offering.  In a Shelf Offering, DSU, BKT, BLW and BIT may, subject to market conditions, raise additional equity capital by issuing new Common Shares from time to time in varying amounts at a net price at or above DSU’s, BKT’s BLW’s and BIT’s NAV per Common Share (calculated within 48 hours of pricing).  While any such Shelf Offering may allow DSU, BKT, BLW and BIT to pursue additional investment opportunities without the need to sell existing portfolio investments, it could also entail risks – including that the issuance of additional Common Shares may limit the extent to which the Common Shares are able to trade at a premium to NAV in the secondary market.
DSU and BIT filed final prospectuses with the SEC in connection with their Shelf Offerings on January 3, 2023 and June 2, 2025, respectively. This report and the prospectuses of DSU and BIT are not offers to sell DSU and BIT Common Shares or solicitations of an offer to buy DSU and BIT Common Shares in any jurisdiction where such offers or sales are not permitted. The prospectuses of DSU and BIT contain important information about DSU and BIT, including their investment objectives, risks, charges and expenses. Investors are urged to read the prospectuses of DSU and BIT carefully and in their entirety before investing. Copies of the final prospectuses for DSU and BIT can be obtained from BlackRock at blackrock.com.
BKT and BLW filed a registration statement with the SEC to issue additional Common Shares through a Shelf Offering, on June 18, 2025 and March 21, 2025, respectively, which was not effective as of period end. BKT and BLW may not sell any Common Shares in a Shelf Offering until the registration statement filed with the SEC is effective. This report and the preliminary prospectus are not offers to sell BKT and BLW Common Shares and are not solicitations of an offer to buy BKT and BLW Common Shares in any jurisdiction where the offers or sales are not permitted. The preliminary prospectus contains more complete information about BKT’s and BLW’s Shelf Offering and should be read carefully before investing. The information in the preliminary prospectus for BKT and BLW are not complete and may be amended or changed. A copy of the final prospectus for BKT and BLW can be obtained from BlackRock at blackrock.com, when available.

2025 BlackRock Semi-Annual Report to Shareholders

Additional Information (continued)

Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited(a)
079912 Singapore
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
(a) For BLW and BIT.
Transfer Agent
Computershare Trust Company, N.A.
Canton, MA 02021
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information

Glossary of Terms Used in this Report

Currency Abbreviation
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
ARB	Airport Revenue Bonds
BAB	Build America Bond
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
CR	Custodian Receipt
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FEDL	Fed Funds Effective Rate
GO	General Obligation Bonds
IO	Interest Only
MTA	Month Treasury Average
PIK	Payment-in-Kind
PO	Principal Only
RB	Revenue Bonds
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SDR	Swedish Depositary Receipt
SG	Syncora Guarantee
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor’s Depository Receipt
STRIP	Separate Trading of Registered Interest & Principal
TBA	To-Be-Announced

2025 BlackRock Semi-Annual Report to Shareholders

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?
blackrock.com | 800-882-0052
This report is intended for current holders. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.
CEFT-BK3-06/25-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable to this semi-annual report

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies – Not Applicable

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – Not Applicable

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – Not Applicable

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – Not Applicable

Item 11 –

Statement Regarding Basis for Approval of Investment Advisory Contract – The registrant’s statement regarding the basis for approval of the investment advisory contract is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies

(a) Not Applicable to this semi-annual report

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable due to no such purchases during the period covered by this report.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Limited Duration Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Limited Duration Income Trust

Date: August 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Limited Duration Income Trust

Date: August 22, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Limited Duration Income Trust

Date: August 22, 2025